UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a Copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Item 1. The Consolidated Schedule of Investments.

The Consolidated Schedule of Investments is attached herewith.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments

December 31, 2015 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 104.6%
COMMON STOCK — 38.9%
Argentina — 0.0%
Retail Discretionary — 0.0%
MercadoLibre, Inc.	600	$68,604

Total Argentina		68,604

Australia — 0.0%
Iron & Steel — 0.0%
BHP Billiton Ltd. ADR	3,800	97,888
BHP Billiton PLC ADR	18,000	407,700

Total Australia		505,588

Bahamas — 0.0%
Transportation & Logistics — 0.0%
Ultrapetrol Bahamas Ltd. (a)	1,300	136

Total Bahamas		136

Belgium — 0.1%
Biotechnology & Pharmaceuticals — 0.0%
Galapagos NV (a),(b)	2,411	148,879

Insurance — 0.1%
Ageas	21,459	995,995

Transportation & Logistics — 0.0%
Euronav NV (a)	2,000	27,420

Total Belgium		1,172,294

Bermuda — 0.1%
Media — 0.0%
Central European Media Enterprises Ltd. A Shares (a)	3,700	9,953

Semiconductors — 0.1%
Marvell Technology Group Ltd.	87,900	775,278

Transportation & Logistics — 0.0%
Teekay Corp.	1,400	13,818

Total Bermuda		799,049

Brazil — 0.0%
Consumer Products — 0.0%
BRF SA ADR	8,300	114,706

Iron & Steel — 0.0%
Gerdau SA ADR	6,400	7,680
Vale SA ADR	16,600	54,614

		62,294

Oil, Gas & Coal — 0.0%
Cosan Ltd. A Shares	400	1,476
Petroleo Brasileiro SA ADR (a)	1,700	7,310

		8,786

Retail—Consumer Staples — 0.0%
Cia Brasileira de Distribuicao ADR	300	3,156

Utilities — 0.0%
Cia Energetica de Minas Gerais ADR (c)	28,800	43,200

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Total Brazil		$232,142

Canada — 0.3%
Asset Management — 0.0%
Fairfax India Holdings Corp. (a)	38,400	387,840

Automotive — 0.0%
Magna International, Inc.	8,200	332,592

Banking — 0.1%
Canadian Imperial Bank of Commerce	7,600	500,863
National Bank of Canada	13,800	402,022

		902,885

Biotechnology & Pharmaceuticals — 0.0%
QLT, Inc. (a)	5,200	13,832
Sophiris Bio, Inc. (a)	1,100	1,991

		15,823

Chemicals — 0.0%
Potash Corp. of Saskatchewan, Inc.	15,300	261,936

Consumer Products — 0.0%
SunOpta, Inc. (a)	3,600	24,624

Forest & Paper Products — 0.0%
Mercer International, Inc. (c)	6,300	57,015

Gaming, Lodging & Restaurants — 0.0%
Restaurant Brands International	3	112

Media — 0.0%
Points International Ltd. (a)	200	1,918

Metals & Mining — 0.1%
Barrick Gold Corp.	58,800	433,944
Cameco Corp.	3,600	44,388
Dominion Diamond Corp. (a),(c)	11,100	113,553
Eldorado Gold Corp.	2,800	8,316
Fortuna Silver Mines, Inc. (a)	3,800	8,550
Goldcorp, Inc.	600	6,936
Kinross Gold Corp. (a),(c)	9,100	16,562
MFC Industrial Ltd. (c)	800	1,560
Nevsun Resources Ltd.	9,800	26,558
Rubicon Minerals Corp. (a)	500	46
Sandstorm Gold Ltd. (a)	600	1,578
Silver Standard Resources, Inc. (a)	500	2,590
Silver Wheaton Corp.	15,800	196,236
Taseko Mines Ltd. (a)	1,100	374

		861,191

Oil, Gas & Coal — 0.0%
Advantage Oil & Gas Ltd. (a),(c)	4,000	20,320
CHC Group Ltd. (a)	86	560
Gran Tierra Energy, Inc. (a),(c)	29,500	64,015
TransGlobe Energy Corp. (c)	1,500	2,700

		87,595

Passenger Transportation — 0.0%
Student Transportation, Inc.	200	742

Renewable Energy — 0.1%
Canadian Solar, Inc. (a),(c),(d)	43,293	1,253,765

Total Canada		4,188,038

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Chile — 0.0%
Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA ADR	200	$3,802

Utilities — 0.0%
Enersis SA ADR	4,800	58,320

Total Chile		62,122

China — 0.4%
Automotive — 0.0%
China Automotive Systems, Inc. (a),(c)	1,700	7,786

Biotechnology & Pharmaceuticals — 0.0%
Sinovac Biotech Ltd. (a)	1,900	10,868

Consumer Services — 0.1%
New Oriental Education & Technology Group, Inc. ADR (c)	16,800	527,016

Gaming, Lodging & Restaurants — 0.0%
Homeinns Hotel Group ADR (a)	600	20,496

Insurance — 0.0%
China Life Insurance Co. Ltd. ADR	10,400	166,296
CNinsure, Inc. ADR (a),(c)	4,100	38,048

		204,344

Machinery — 0.0%
Hollysys Automation Technologies Ltd.	4,400	97,592

Media — 0.3%
Baidu, Inc. ADR (a)	13,578	2,566,785
Leju Holdings Ltd. ADR	5	29
SINA Corp. (a)	4,000	197,600
Sohu.com, Inc. (a),(c)	15,100	863,569
Xunlei Ltd. ADR (a)	400	3,024
Zhaopin Ltd. ADR (a),(c)	40	613

		3,631,620

Medical Equipment/Devices — 0.0%
Mindray Medical International Ltd. ADR	300	8,136

Metals & Mining — 0.0%
Aluminum Corp. of China Ltd. ADR (a)	100	824

Oil, Gas & Coal — 0.0%
PetroChina Co. Ltd. ADR	300	19,677

Passenger Transportation — 0.0%
China Southern Airlines Co. Ltd. ADR	4,200	160,230
Guangshen Railway Co. Ltd. ADR	200	4,944

		165,174

Real Estate — 0.0%
E-House China Holdings Ltd. ADR	2,600	16,354
Xinyuan Real Estate Co. Ltd. ADR (c)	9,900	36,531

		52,885

Renewable Energy — 0.0%
JA Solar Holdings Co. Ltd. ADR (a)	3,900	37,830
Trina Solar Ltd. ADR (a)	200	2,204

		40,034

Technology Services — 0.0%
Baozun, Inc. (a)	100	821

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Telecommunications — 0.0%
China Telecom Corp. Ltd. ADR	100	$4,645

Utilities — 0.0%
Huaneng Power International, Inc. ADR	100	3,430

Total China		4,795,348

Colombia — 0.0%
Oil, Gas & Coal — 0.0%
Ecopetrol SA ADR	400	2,804

Total Colombia		2,804

Cyprus — 0.0%
Oil, Gas & Coal — 0.0%
Ocean Rig UDW, Inc.	1,700	2,771

Total Cyprus		2,771

France — 0.1%
Asset Management — 0.1%
Amundi SA (a)	8,883	416,842
Eurazeo SA	7,682	529,820

		946,662

Banking — 0.0%
Credit Agricole SA	48,927	576,562

Total France		1,523,224

Greece — 0.1%
Oil, Gas & Coal — 0.0%
DryShips, Inc. (a)	2,100	365

Real Estate — 0.1%
Grivalia Properties REIC (a)	44,561	356,905

Transportation & Logistics — 0.0%
Aegean Marine Petroleum Network, Inc.	8,100	67,716
Costamare, Inc.	8,800	91,696
Paragon Shipping, Inc. A Shares (a)	400	64
Safe Bulkers, Inc.	2,600	2,106
StealthGas, Inc. (a)	2,100	7,203
Tsakos Energy Navigation Ltd.	18,700	148,104

		316,889

Total Greece		674,159

Hong Kong — 0.0%
Health Care Facilities/Services — 0.0%
China Cord Blood Corp. (a)	1,000	6,370

Insurance — 0.0%
AIA Group Ltd.	77,200	461,276

Media — 0.0%
Global Sources Ltd. (a)	1,485	11,583

Total Hong Kong		479,229

India — 0.1%
Banking — 0.1%
ICICI Bank Ltd. ADR	106,895	836,988

Metals & Mining — 0.0%
Vedanta Ltd. ADR (c)	420	2,335

Total India		839,323

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Ireland — 0.3%
Biotechnology & Pharmaceuticals — 0.2%
Prothena Corp. PLC (a)	1,900	$129,409
Shire PLC ADR	10,093	2,069,065

		2,198,474

Insurance — 0.1%
XL Group PLC	14,929	584,918

Medical Equipment/Devices — 0.0%
Trinity Biotech PLC ADR	3,300	38,808

Passenger Transportation — 0.0%
Ryanair Holdings PLC ADR	5,637	487,375

Specialty Finance — 0.0%
Fly Leasing Ltd. ADR	4,100	55,965

Total Ireland		3,365,540

Israel — 0.5%
Biotechnology & Pharmaceuticals — 0.4%
Teva Pharmaceutical Industries Ltd. ADR (b),(d)	76,898	5,047,585

Electrical Equipment — 0.0%
Orbotech Ltd. (a)	12,900	285,477

Hardware — 0.0%
AudioCodes Ltd. (a)	1,000	3,900
Ceragon Networks Ltd. (a)	100	121
Radware Ltd. (a)	1,200	18,408

		22,429

Media — 0.0%
Wix.com Ltd. (a)	400	9,100

Medical Equipment/Devices — 0.0%
Syneron Medical Ltd. (a)	7,400	57,054

Semiconductors — 0.0%
Nova Measuring Instruments Ltd. (a)	1,500	14,700
Tower Semiconductor Ltd. (a)	400	5,624

		20,324

Software — 0.1%
Attunity Ltd. (a)	400	4,420
Check Point Software Technologies Ltd. (a),(b),(d)	5,270	428,872
Mind CTI Ltd.	100	253
Sapiens International Corp. NV	800	8,160

		441,705

Technology Services — 0.0%
Magic Software Enterprises Ltd.	1,200	6,636

Telecommunications — 0.0%
Allot Communications Ltd. (a)	700	4,074

Total Israel		5,894,384

Italy — 0.1%
Asset Management — 0.1%
Anima Holding SpA	76,546	661,135

Banking — 0.0%
Banca Generali SpA	13,165	414,118

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Technology Services — 0.0%
Cerved Information Solutions SpA	72,186	$599,605

Total Italy		1,674,858

Japan — 2.4%
Automotive — 0.4%
Aisin Seiki Co. Ltd.	33,700	1,450,393
Mazda Motor Corp. (d)	207,800	4,287,900

		5,738,293

Banking — 0.2%
Mitsubishi UFJ Financial Group, Inc.	424,000	2,626,361

Chemicals — 0.2%
Nitto Denko Corp. (d)	32,300	2,358,083

Consumer Products — 0.1%
Ajinomoto Co., Inc.	61,000	1,444,219

Electrical Equipment — 0.4%
Daikin Industries Ltd. (d)	37,700	2,745,376
SMC Corp.	7,400	1,922,030

		4,667,406

Engineering & Construction Services — 0.1%
Taisei Corp.	142,000	935,349

Hardware — 0.1%
Sony Corp.	53,600	1,317,316

Machinery — 0.1%
Kubota Corp. (d)	89,000	1,374,929

Passenger Transportation — 0.2%
ANA Holdings, Inc.	923,000	2,662,951

Real Estate — 0.5%
Mitsubishi Estate Co. Ltd. (d)	133,000	2,765,513
Mitsui Fudosan Co. Ltd.	126,000	3,162,332

		5,927,845

Telecommunications — 0.1%
KDDI Corp.	51,900	1,347,852
SoftBank Group Corp. (b)	12,000	605,645

		1,953,497

Total Japan		31,006,249

Luxembourg — 0.0%
Consumer Products — 0.0%
Adecoagro SA (a)	3,400	41,786

Iron & Steel — 0.0%
ArcelorMittal	6,400	27,008
Ternium SA ADR (c)	8,500	105,655

		132,663

Total Luxembourg		174,449

Netherlands — 0.7%
Banking — 0.0%
ING Groep NV ADR	100	1,346
ING Groep NV CVA	30,925	418,416

		419,762

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Media — 0.4%
Altice NV (a)	352,828	$5,072,455

Metals & Mining — 0.0%
Constellium NV Class A (a)	4,500	34,650

Oil, Gas & Coal — 0.1%
Royal Dutch Shell PLC ADR	16,359	749,079

Semiconductors — 0.0%
ASML Holding NV New York Shares	100	8,877
NXP Semiconductor NV (a),(b)	7,268	612,329

		621,206

Software — 0.0%
InterXion Holding NV (a)	9,100	274,365

Specialty Finance — 0.2%
AerCap Holdings NV (a)	49,010	2,115,272

Total Netherlands		9,286,789

Peru — 0.0%
Banking — 0.0%
Credicorp Ltd.	1,100	107,052

Total Peru		107,052

Philippines — 0.0%
Telecommunications — 0.0%
Philippine Long Distance Telephone Co. ADR	100	4,275

Total Philippines		4,275

Puerto Rico — 0.0%
Banking — 0.0%
First BanCorp (a)	13,700	44,525
Popular, Inc.	6,281	178,004

		222,529

Health Care Facilities/Services — 0.0%
Triple-S Management Corp. B Shares (a)	2,600	62,166

Technology Services — 0.0%
EVERTEC, Inc.	8,600	143,964

Total Puerto Rico		428,659

Republic of Korea — 0.0%
Hardware — 0.0%
LG Display Co. Ltd. ADR (a)	8,200	85,608

Iron & Steel — 0.0%
POSCO ADR	3,200	113,152

Telecommunications — 0.0%
KT Corp. ADR (a)	200	2,382
SK Telecom Co. Ltd. ADR	7,800	157,170

		159,552

Total Republic of Korea		358,312

Russian Federation — 0.0%
Media — 0.0%
Yandex NV A Shares (a)	7,000	110,040

Total Russian Federation		110,040

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Singapore — 0.6%
Machinery — 0.0%
China Yuchai International Ltd.	3,302	$35,530

Semiconductors — 0.6%
Avago Technologies Ltd. (d)	51,395	7,459,984
Kulicke & Soffa Industries, Inc. (a),(c)	9,700	113,199

		7,573,183

Total Singapore		7,608,713

South Africa — 0.1%
Metals & Mining — 0.1%
AngloGold Ashanti Ltd. ADR (a)	39,900	283,290
Gold Fields Ltd. ADR (c)	80,800	223,816
Harmony Gold Mining Co. Ltd. ADR (a),(c)	22,400	20,810

		527,916

Oil, Gas & Coal — 0.0%
Sasol Ltd. ADR	700	18,774

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a),(c)	15,000	202,650

Total South Africa		749,340

Spain — 0.0%
Banking — 0.0%
Banco Bilbao Vizcaya Argentaria SA ADR	497	3,643

Biotechnology & Pharmaceuticals — 0.0%
Grifols SA ADR	500	16,200

Total Spain		19,843

Switzerland — 0.9%
Apparel & Textile Products — 0.0%
Cie Financiere Richemont SA (b)	636	45,521
Swatch Group AG (The) (b)	38	13,196

		58,717

Asset Management — 0.5%
Julius Baer Group Ltd. (b)	273	13,207
Leonteq AG	3,666	529,554
UBS Group AG (b)	282,780	5,485,779

		6,028,540

Biotechnology & Pharmaceuticals — 0.3%
Actelion Ltd. (b)	125	17,368
Novartis AG (b)	2,804	241,198
Roche Holding AG (b)	12,607	3,493,506

		3,752,072

Chemicals — 0.0%
Givaudan SA (b)	12	21,779
Syngenta AG (b)	113	44,229

		66,008

Commercial Services — 0.0%
Adecco SA (b)	207	14,168
SGS SA (b)	7	13,303

		27,471

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Construction Materials — 0.0%
LafargeHolcim Ltd. (b)	293	$14,672

Consumer Products — 0.0%
Nestle SA (b)	3,932	291,893

Electrical Equipment — 0.0%
ABB Ltd. (b)	2,682	47,867
TE Connectivity Ltd.	8,700	562,107

		609,974

Home & Office Products — 0.0%
Geberit AG (b)	46	15,580

Institutional Financial Service — 0.1%
Credit Suisse Group AG (b)	45,004	969,475

Insurance — 0.0%
Swiss Re AG (b)	430	41,996
Zurich Insurance Group AG (b)	183	47,013

		89,009

Telecommunications — 0.0%
Swisscom AG (b)	28	14,011

Total Switzerland		11,937,422

Taiwan — 0.0%
Hardware — 0.0%
AU Optronics Corp. ADR	11,100	32,301

Semiconductors — 0.0%
Advanced Semiconductor Engineering, Inc. ADR	300	1,701
ChipMOS Technologies Bermuda Ltd.	1,600	31,680
Himax Technologies, Inc. ADR	900	7,380
United Microelectronics Corp. ADR (c)	20,194	37,965

		78,726

Total Taiwan		111,027

Thailand — 0.0%
Design Manufacturing & Distribution — 0.0%
Fabrinet (a)	8,400	200,088

Total Thailand		200,088

Turkey — 0.0%
Telecommunications — 0.0%
Turkcell Iletisim Hizmetleri AS ADR	1,000	8,490

Total Turkey		8,490

United Kingdom — 1.3%
Asset Management — 0.1%
Henderson Group PLC	95,421	433,690
Jupiter Fund Management PLC	60,803	404,086

		837,776

Banking — 0.3%
HSBC Holdings PLC	547,600	4,322,659
Standard Chartered PLC	32,711	271,408

		4,594,067

Consumer Products — 0.0%
SABMiller PLC (a),(b)	4,700	281,173

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Gaming, Lodging & Restaurants — 0.0%
Belmond Ltd. Class A (a)	23,500	$223,250

Insurance — 0.1%
Aviva PLC ADR	84,382	640,499
Prudential PLC ADR	48	2,164
Saga PLC	83,996	249,511

		892,174

Media — 0.7%
Liberty Global PLC (a),(d)	201,712	8,249,675
Liberty Global PLC A Shares (a)	7,700	326,172
Pearson PLC ADR	4,100	44,198

		8,620,045

Medical Equipment/Devices — 0.0%
Smith & Nephew PLC ADR	1,000	35,600

Oil, Gas & Coal — 0.0%
BG Group PLC (b)	7,881	114,242
BP PLC ADR	900	28,134
Seadrill Ltd. (a)	1,300	4,407

		146,783

Real Estate — 0.1%
Kennedy Wilson Europe Real Estate PLC	66,574	1,183,932

Recreation Facilities & Services — 0.0%
Manchester United PLC Class A	200	3,562

Total United Kingdom		16,818,362

United States — 30.8%
Aerospace & Defense — 0.2%
AAR Corp.	1,200	31,548
Aerojet Rocketdyne Holdings (a),(c)	600	9,396
B/E Aerospace, Inc.	9,700	410,989
Ducommun, Inc. (a)	200	3,244
Esterline Technologies Corp. (a)	100	8,100
General Dynamics Corp.	300	41,208
HEICO Corp.	300	16,308
Huntington Ingalls Industries, Inc. (c)	8,100	1,027,485
KLX, Inc. (a)	500	15,395
Moog, Inc. Class A (a)	400	24,240
Orbital ATK, Inc. (c)	1	89
Precision Castparts Corp. (b)	1,400	324,814
Smith & Wesson Holding Corp. (a)	2,900	63,742
TransDigm Group, Inc. (a),(c)	1,000	228,450
Triumph Group, Inc.	1,700	67,575

		2,272,583

Apparel & Textile Products — 0.4%
Albany International Corp. Class A	800	29,240
Culp, Inc.	3,100	78,957
Deckers Outdoor Corp. (a)	3,800	179,360
Fossil Group, Inc. (a)	3,900	142,584
G-III Apparel Group Ltd. (a)	200	8,852
Kate Spade & Co. (a)	5,700	101,289
NIKE, Inc. Class B	62,600	3,912,500
Perry Ellis International, Inc. (a),(c)	4,200	77,364
PVH Corp.	3,800	279,870
Rocky Brands, Inc.	100	1,156
Skechers U.S.A., Inc. Class A (a),(b),(d)	24,200	731,082

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Vince Holding Corp. (a),(c)	11,900	$54,502

		5,596,756

Asset Management — 0.9%
American Capital Ltd. (a)	5,024	69,281
Apollo Investment Corp.	3,000	15,660
Ares Capital Corp.	30,600	436,050
BlackRock Kelso Capital Corp.	26,400	248,160
Calamos Asset Management, Inc. Class A (c)	5,300	51,304
Capitala Finance Corp.	5,800	70,064
Charles Schwab Corp. (b),(c)	206,812	6,810,319
Fidus Investment Corp.	3,500	47,915
Fifth Street Finance Corp.	7,000	44,660
Firsthand Technology Value Fund, Inc. (a)	600	4,902
FS Investment Corp.	1,100	9,889
Garrison Capital, Inc. (c)	3,000	36,510
Gladstone Capital Corp. (c)	7,000	51,170
Gladstone Investment Corp. (c)	12,000	92,040
Golub Capital BDC, Inc.	200	3,326
Hercules Technology Growth Capital, Inc.	2,700	32,913
Horizon Technology Finance Corp. (c)	4,200	49,266
Invesco Ltd.	30,229	1,012,067
KCAP Financial, Inc. (c)	12,900	52,503
Legg Mason, Inc. (c)	23,744	931,477
Leucadia National Corp.	200	3,478
Manning & Napier, Inc.	500	4,245
Medallion Financial Corp. (c)	9,900	69,696
Monroe Capital Corp.	200	2,618
MVC Capital, Inc.	2,000	14,740
New Mountain Finance Corp.	800	10,416
NorthStar Asset Management Group, Inc.	13,300	161,462
OHA Investment Corp. (c)	2,800	10,640
Oppenheimer Holdings, Inc. Class A	400	6,952
PennantPark Floating Rate Capital Ltd.	7,146	80,393
PennantPark Investment Corp. (c)	29,100	179,838
Prospect Capital Corp.	2,900	20,242
Solar Capital Ltd. (c)	11,100	182,373
Solar Senior Capital Ltd. (c)	1,600	23,840
Stellus Capital Investment Corp. (c)	3,600	34,704
TCP Capital Corp.	300	4,179
THL Credit, Inc.	8,100	86,670
TICC Capital Corp. (c)	23,297	141,646
TPG Specialty Lending, Inc.	4,000	64,880
Triangle Capital Corp.	800	15,288
TriplePoint Venture Growth BDC Corp.	4,600	55,016
WhiteHorse Finance, Inc.	2,753	31,604

		11,274,396

Automotive — 0.3%
Cooper-Standard Holding, Inc. (a)	3,400	263,806
Goodyear Tire & Rubber Co.	3,300	107,811
Horizon Global Corp. (a)	1,000	10,370
Modine Manufacturing Co. (a)	1,700	15,385
Tenneco, Inc. (a),(c)	3,200	146,912
Tower International, Inc. (c)	4,300	122,851
Visteon Corp. (a),(c)	26,400	3,022,800

		3,689,935

Banking — 1.3%
Arrow Financial Corp.	716	19,454
Bancorp, Inc. (a)	600	3,822
Bank Mutual Corp. (c)	3,900	30,420

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Bank of the Ozarks, Inc.	11,765	$581,897
BankUnited, Inc.	24,340	877,700
BB&T Corp.	1	38
BBCN Bancorp, Inc.	200	3,444
Bridge Bancorp, Inc.	100	3,043
Centerstate Banks, Inc.	675	10,564
Central Pacific Financial Corp.	3,900	85,878
Charter Financial Corp.	400	5,284
Chemical Financial Corp. (c)	1,200	41,124
Citigroup, Inc.	24,474	1,266,529
Citizens Financial Group, Inc. (c)	216,362	5,666,521
City Holding Co.	200	9,128
Clifton Bancorp, Inc.	100	1,434
CoBiz Financial, Inc.	300	4,026
CU Bancorp (a)	200	5,072
Dime Community Bancshares, Inc.	900	15,741
East West Bancorp, Inc.	6,300	261,828
Enterprise Financial Services Corp.	200	5,670
Farmers Capital Bank Corp. (a)	100	2,711
FCB Financial Holdings, Inc. Class A (a)	9,718	347,807
Fidelity Southern Corp.	1,700	37,927
First Bancorp/Southern Pines	700	13,118
First Busey Corp.	400	8,252
First Business Financial Services, Inc.	400	10,004
First Citizens BancShares, Inc. Class A (c)	2,479	640,003
First Community Bancshares, Inc.	1,400	26,082
First Connecticut Bancorp, Inc./Farmington	100	1,741
First Defiance Financial Corp.	400	15,112
First Financial Corp.	100	3,397
First Financial Northwest, Inc.	1,100	15,356
First Interstate BancSystem, Inc. Class A	2,600	75,582
First Niagara Financial Group, Inc.	102,168	1,108,523
First Republic Bank (c)	15,788	1,042,955
Franklin Financial Network, Inc. (a)	500	15,690
Great Western Bancorp, Inc. (c)	9,500	275,690
Guaranty Bancorp	400	6,616
Heritage Commerce Corp.	700	8,372
Heritage Financial Corp.	91	1,714
Independent Bank Corp. (c)	3,800	57,874
Independent Bank Group, Inc.	400	12,800
Investors Bancorp, Inc.	5,110	63,568
KeyCorp	13,200	174,108
Lakeland Bancorp, Inc.	100	1,179
Macatawa Bank Corp.	100	605
Mercantile Bank Corp.	1,200	29,448
National Bankshares, Inc.	100	3,554
NewBridge Bancorp	1,200	14,616
Northrim BanCorp, Inc.	800	21,280
Opus Bank	3,600	133,092
Pacific Continental Corp.	100	1,488
Pacific Premier Bancorp, Inc. (a)	3,700	78,625
Park Sterling Corp.	600	4,392
PNC Financial Services Group, Inc. (c)	20,879	1,989,977
Preferred Bank	700	23,114
Regions Financial Corp.	2,300	22,080
Southwest Bancorp, Inc.	2,300	40,204
Stonegate Bank	300	9,858
Synovus Financial Corp.	300	9,714
Talmer Bancorp, Inc. Class A	30,933	560,197
Territorial Bancorp, Inc. (c)	400	11,096
Towne Bank	40	835
Trico Bancshares	1,100	30,184

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
TriState Capital Holdings, Inc. (a),(c)	2,900	$40,571
Triumph Bancorp, Inc. (a)	1,000	16,500
Umpqua Holdings Corp.	35	557
Union Bankshares Corp. (c)	38	959
United Financial Bancorp, Inc.	20	258
Univest Corp. of Pennsylvania	1,100	22,946
Wells Fargo & Co. (c)	12,166	661,344
Wilshire Bancorp, Inc.	1,300	15,015

		16,607,307

Biotechnology & Pharmaceuticals — 5.7%
AbbVie, Inc. (b),(c)	100,100	5,929,924
Acorda Therapeutics, Inc. (a)	3,900	166,842
Adamas Pharmaceuticals, Inc. (a)	400	11,328
Alexion Pharmaceuticals, Inc. (a),(b),(d)	12,600	2,403,450
Allergan PLC (a),(b),(d)	13,576	4,242,500
Amphastar Pharmaceuticals, Inc. (a)	3,900	55,497
Anacor Pharmaceuticals, Inc. (a)	3,733	421,717
Anika Therapeutics, Inc. (a)	1,600	61,056
Applied Genetic Technologies Corp. (a)	200	4,080
ArQule, Inc. (a)	3,000	6,510
Array BioPharma, Inc. (a)	9,200	38,824
Avalanche Biotechnologies, Inc. (a)	600	5,712
Baxalta, Inc. (b),(c)	126,000	4,917,780
Biogen Idec, Inc. (a),(b),(c)	10,100	3,094,135
BioSpecifics Technologies Corp. (a)	300	12,891
Cara Therapeutics, Inc. (a)	300	5,058
Celladon Corp. (a)	6,300	9,261
Chimerix, Inc. (a)	3,600	32,220
Corcept Therapeutics, Inc. (a)	11,900	59,262
Cytokinetics, Inc. (a)	3,000	31,380
Depomed, Inc. (a),(b),(d)	7,600	137,788
Eli Lilly & Co. (b),(c)	66,600	5,611,716
Emergent Biosolutions, Inc. (a)	1,100	44,011
Endo International PLC (a),(d)	96,024	5,878,589
Exelixis, Inc. (a)	26,400	148,896
FibroGen, Inc. (a)	400	12,188
Gilead Sciences, Inc. (b)	3,995	404,254
Impax Laboratories, Inc. (a)	6,700	286,492
Incyte Corp. (a),(b),(c),(d)	45,640	4,949,658
Inotek Pharmaceuticals Corp. (a)	1,500	16,995
Insys Therapeutics, Inc. (a)	500	14,315
Ionis Pharmaceuticals, Inc. (a)	7,100	439,703
Mallinckrodt PLC (a),(b)	93,028	6,942,680
Medivation, Inc. (a),(b),(c)	118,340	5,720,556
Merck & Co., Inc. (b),(c)	49,520	2,615,646
Momenta Pharmaceuticals, Inc. (a)	900	13,356
Mylan NV (a),(b)	65,100	3,519,957
Neothetics, Inc. (a)	1,000	1,390
Omega Protein Corp. (a),(c)	7,700	170,940
PDL BioPharma, Inc.	21,400	75,756
Perrigo Co. PLC	1,144	165,537
Pfizer, Inc. (b)	115,900	3,741,252
Phibro Animal Health Corp. Class A	1,900	57,247
Pozen, Inc. (a),(c)	3,100	21,173
Regeneron Pharmaceuticals, Inc. (a),(c)	5,100	2,768,637
Repligen Corp. (a)	100	2,829
Retrophin, Inc. (a)	9,500	183,255
Rigel Pharmaceuticals, Inc. (a),(c)	9,100	27,573
Sangamo BioSciences, Inc. (a)	200	1,826
SciClone Pharmaceuticals, Inc. (a),(c)	5,200	47,840
Sucampo Pharmaceuticals, Inc. Class A (a)	900	15,561

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Threshold Pharmaceuticals, Inc. (a)	10,300	$4,943
Trevena, Inc. (a)	300	3,150
United Therapeutics Corp. (a)	4,700	736,067
USANA Health Sciences, Inc. (a)	800	102,200
Valeant Pharmaceuticals International, Inc. (a)	23,151	2,353,299
Verastem, Inc. (a)	1,600	2,976
Vertex Pharmaceuticals, Inc. (a),(b),(c)	43,390	5,459,764
Vical, Inc. (a)	4,800	1,968
Xencor, Inc. (a)	800	11,696
XOMA Corp. (a),(c)	44,500	59,185

		74,282,291

Chemicals — 0.9%
Air Products & Chemicals, Inc. (c)	900	117,099
Axiall Corp.	3,600	55,440
Cabot Corp.	500	20,440
CF Industries Holdings, Inc.	4,200	171,402
Chemours Co. (The)	26,500	142,040
Dow Chemical Co.	47,300	2,435,004
Eastman Chemical Co.	3,800	256,538
EI du Pont de Nemours & Co.	35,400	2,357,640
Ferro Corp. (a)	900	10,008
FutureFuel Corp.	800	10,800
Huntsman Corp.	400	4,548
Innophos Holdings, Inc.	2,100	60,858
Intrepid Potash, Inc. (a),(c)	8,100	23,895
KMG Chemicals, Inc.	2,300	52,946
Kraton Performance Polymers, Inc. (a)	400	6,644
LSB Industries, Inc. (a)	3,600	26,100
Lydall, Inc. (a)	300	10,644
LyondellBasell Industries NV Class A	16,500	1,433,850
Monsanto Co.	23,500	2,315,220
OMNOVA Solutions, Inc. (a),(c)	2,000	12,260
Orion Engineered Carbons SA	2,000	25,200
PPG Industries, Inc. (c)	18,400	1,818,288
Stepan Co.	2,100	104,349
Trinseo SA (a)	3,200	90,240
WR Grace & Co. (a)	2,300	229,057

		11,790,510

Commercial Services — 0.8%
AMN Healthcare Services, Inc. (a)	2,400	74,520
ARAMARK Holdings Corp.	75,700	2,441,325
ARC Document Solutions, Inc. (a),(c)	6,500	28,730
Brady Corp. Class A	1,700	39,066
CBIZ, Inc. (a)	3,400	33,524
CDI Corp. (c)	2,200	14,872
Collectors Universe, Inc. (c)	1,200	18,600
Computer Task Group, Inc. (c)	2,300	15,226
CorVel Corp. (a)	200	8,784
CRA International, Inc. (a)	2,600	48,490
Cross Country Healthcare, Inc. (a)	3,000	49,170
Ennis, Inc.	1,100	21,175
Franklin Covey Co. (a)	200	3,348
Hackett Group, Inc. (c)	2,800	44,996
Heidrick & Struggles International, Inc.	500	13,610
Information Services Group, Inc.	500	1,810
Insperity, Inc. (c)	2,900	139,635
KAR Auction Services, Inc.	22,300	825,769
Kforce, Inc.	200	5,056
Navigant Consulting, Inc. (a),(c)	5,500	88,330
Patriot National, Inc. (a)	1,600	10,736

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
PRGX Global, Inc. (a),(c)	4,300	$15,996
Quad/Graphics, Inc.	9,200	85,560
Resources Connection, Inc.	700	11,438
Robert Half International, Inc.	900	42,426
RPX Corp. (a),(c)	5,800	63,800
RR Donnelley & Sons Co.	6,900	101,568
ServiceMaster Global Holdings, Inc. (a),(c)	71,900	2,821,356
Sotheby’s	5,300	136,528
SP Plus Corp. (a)	100	2,390
Towers Watson & Co. Class A (c)	25,100	3,224,346

		10,432,180

Construction Materials — 0.1%
Apogee Enterprises, Inc.	2,700	117,477
Boise Cascade Co. (a)	400	10,212
Carlisle Cos., Inc. (c)	3,200	283,808
Continental Building Products, Inc. (a)	13,500	235,710
Eagle Materials, Inc.	1,400	84,602
Headwaters, Inc. (a),(c)	8,400	141,708
Patrick Industries, Inc. (a)	2,300	100,050
Universal Forest Products, Inc. (c)	1,300	88,881
US Concrete, Inc. (a),(c)	4,100	215,906
USG Corp. (a)	100	2,429

		1,280,783

Consumer Products — 0.7%
Archer-Daniels-Midland Co.	44,200	1,621,256
Boston Beer Co., Inc. Class A (a)	400	80,764
Central Garden and Pet Co. Class A (a)	2,500	34,000
Clearwater Paper Corp. (a)	200	9,106
Colgate-Palmolive Co.	25,400	1,692,148
Constellation Brands, Inc. Class A	3,500	498,540
Craft Brew Alliance, Inc. (a)	100	837
Darling Ingredients, Inc. (a)	4,100	43,132
Female Health Co. (a)	1,000	1,450
Jarden Corp. (a)	2,400	137,088
John B. Sanfilippo & Son, Inc.	1,700	91,851
Keurig Green Mountain, Inc.	9,600	863,808
Kimberly-Clark Corp.	200	25,460
Kraft Heinz Co. (c)	36,815	2,678,660
Mead Johnson Nutrition Co. (b)	10,540	832,133
Pilgrim’s Pride Corp.	4,100	90,569
Post Holdings, Inc. (a)	2,800	172,760
Revlon, Inc. Class A (a)	400	11,136
Senomyx, Inc. (a)	100	377
Vector Group Ltd. (c)	5,382	126,961

		9,012,036

Consumer Services — 0.1%
American Public Education, Inc. (a)	4,700	87,467
Apollo Education Group, Inc. (a)	67,600	518,492
Bridgepoint Education, Inc. (a),(c)	3,700	28,157
Capella Education Co.	3,100	143,282
Career Education Corp. (a)	1,500	5,445
Carriage Services, Inc. (c)	1,900	45,790
DeVry Education Group, Inc.	7,500	189,825
K12, Inc. (a)	1,200	10,560
Medifast, Inc.	500	15,190
Rent-A-Center, Inc.	800	11,976

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Universal Technical Institute, Inc.	2,300	$10,718

		1,066,902

Containers & Packaging — 0.3%
AEP Industries, Inc. (a)	300	23,145
Berry Plastics Group, Inc. (a),(c)	73,600	2,662,848
Graphic Packaging Holding Co.	77,400	993,042
Greif, Inc. Class A	100	3,081
Myers Industries, Inc.	100	1,332
Owens-Illinois, Inc. (a)	6,500	113,230
Sealed Air Corp.	1,200	53,520

		3,850,198

Design Manufacturing & Distribution — 0.1%
Benchmark Electronics, Inc. (a),(c)	2,900	59,943
Flextronics International Ltd. (a)	105,800	1,186,018
Sanmina Corp. (a),(c)	6,700	137,886

		1,383,847

Distributors—Consumer Staples — 0.1%
Andersons, Inc.	200	6,326
Bunge Ltd.	11,100	757,908
United Natural Foods, Inc. (a)	500	19,680

		783,914

Distributors—Discretionary — 0.0%
Bassett Furniture Industries, Inc.	800	20,064
Insight Enterprises, Inc. (a),(c)	2,900	72,848
ScanSource, Inc. (a),(c)	1,900	61,218
Speed Commerce, Inc. (a)	7,800	468

		154,598

Electrical Equipment — 0.4%
Acuity Brands, Inc.	500	116,900
Allegion PLC	41,100	2,709,312
American Science & Engineering, Inc.	400	16,552
AMETEK, Inc. (b)	3,700	198,283
Argan, Inc. (c)	1,000	32,400
Babcock & Wilcox Enterprises, Inc. (a)	7,600	158,612
Belden, Inc. (b),(d)	4,445	211,938
Checkpoint Systems, Inc. (c)	8,000	50,160
Eaton Corp. PLC	9,200	478,768
FARO Technologies, Inc. (a)	500	14,760
Global Power Equipment Group, Inc.	400	1,392
Houston Wire & Cable Co.	7,200	38,016
Ingersoll-Rand PLC	5,800	320,682
Lennox International, Inc. (b),(d)	4,530	565,797
Littelfuse, Inc. (b),(d)	3,615	386,841
LSI Industries, Inc.	2,000	24,380
Powell Industries, Inc.	100	2,603

		5,327,396

Engineering & Construction Services — 0.1%
AECOM Technology Corp. (a)	32	961
Comfort Systems USA, Inc. (c)	7,600	215,992
EnerNOC, Inc. (a)	400	1,540
Fluor Corp. (c)	600	28,332
Great Lakes Dredge & Dock Corp. (a)	1,900	7,524
Mistras Group, Inc. (a),(c)	2,800	53,452
MYR Group, Inc. (a)	4,100	84,501
Orion Marine Group, Inc. (a)	7,000	29,190

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Quanta Services, Inc. (a),(c)	15,100	$305,775
SBA Communications Corp. Class A (a),(b),(c)	3,755	394,538
Sterling Construction Co., Inc. (a)	600	3,648
Team, Inc. (a)	1,200	38,352
TopBuild Corp. (a)	2,955	90,925
TRC Cos., Inc. (a)	100	925
Tutor Perini Corp. (a),(c)	1,600	26,784

		1,282,439

Forest & Paper Products — 0.0%
Domtar Corp.	500	18,475
Resolute Forest Products, Inc. (a)	1,700	12,869

		31,344

Gaming, Lodging & Restaurants — 0.7%
BJ’s Restaurants, Inc. (a)	13,200	573,804
Bloomin’ Brands, Inc.	26,600	449,274
Bravo Brio Restaurant Group, Inc. (a)	5,000	45,000
Caesars Acquisition Co. Class A (a)	3,200	21,792
Caesars Entertainment Corp. (a)	10,100	79,689
Carrols Restaurant Group, Inc. (a)	10,600	124,444
Churchill Downs, Inc.	3,200	452,768
Dave & Buster’s Entertainment, Inc. (a)	9,300	388,182
Del Frisco’s Restaurant Group, Inc. (a)	2,100	33,642
Denny’s Corp. (a),(c)	21,900	215,277
Domino’s Pizza, Inc. (c)	10,200	1,134,750
El Pollo Loco Holdings, Inc. (a)	1,300	16,419
Eldorado Resorts, Inc. (a)	200	2,200
Famous Dave’s of America, Inc. (a)	100	694
Hilton Worldwide Holdings, Inc.	58,100	1,243,340
International Game Technology PLC	2,100	33,978
Interval Leisure Group, Inc.	1,200	18,732
Isle of Capri Casinos, Inc. (a),(c)	22,900	318,997
Jack in the Box, Inc.	1,100	84,381
Krispy Kreme Doughnuts, Inc. (a)	900	13,563
La Quinta Holdings, Inc. (a)	9,700	132,017
Marriott International, Inc. Class A	9,700	650,288
Monarch Casino & Resort, Inc. (a)	1,500	34,080
Papa John’s International, Inc.	200	11,174
Popeyes Louisiana Kitchen, Inc. (a)	5,200	304,200
Royal Caribbean Cruises Ltd. (b)	4,430	448,360
Shake Shack, Inc. Class A (a)	900	35,640
Sonic Corp. (b),(c),(d)	12,700	410,337
Starwood Hotels & Resorts Worldwide, Inc.	29,000	2,009,120
Wingstop, Inc. (a)	200	4,562

		9,290,704

Hardware — 0.8%
Arista Networks, Inc. (a)	1,700	132,328
Brocade Communications Systems, Inc.	600	5,508
CalAmp Corp. (a)	100	1,993
Clearfield, Inc. (a)	600	8,046
Comtech Telecommunications Corp. (c)	3,100	62,279
Cray, Inc. (a)	2,200	71,390
Daktronics, Inc. (c)	1,100	9,592
Datalink Corp. (a)	3,700	25,160
Dolby Laboratories, Inc. Class A (c)	10,300	346,595
Electronics For Imaging, Inc. (a),(b),(d)	8,500	397,290
EMC Corp. (b)	1,576	40,472
Emcore Corp. (a)	13,700	83,981
F5 Networks, Inc. (a)	6,700	649,632
Finisar Corp. (a)	27,700	402,758

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
HP, Inc.	66,400	$786,176
Hutchinson Technology, Inc. (a)	5,000	17,950
Imation Corp. (a)	1,700	2,329
Immersion Corp. (a)	4,100	47,806
Imprivata, Inc. (a)	2,200	24,860
Infoblox, Inc. (a)	5,900	108,501
KVH Industries, Inc. (a)	600	5,652
Mercury Systems, Inc. (a),(c)	4,400	80,784
Multi-Fineline Electronix, Inc. (a)	2,400	49,632
NCR Corp. (a)	16,100	393,806
NETGEAR, Inc. (a)	1,900	79,629
Polycom, Inc. (a)	2,100	26,439
Quantum Corp. (a)	100	93
Rovi Corp. (a)	36,300	604,758
Seagate Technology PLC	2,900	106,314
ShoreTel, Inc. (a),(c)	19,100	169,035
Skullcandy, Inc. (a),(c)	2,800	13,244
Sonus Networks, Inc. (a)	8,000	57,040
Stratasys Ltd. (a)	4,667	109,581
Telenav, Inc. (a),(c)	1,900	10,811
TTM Technologies, Inc. (a)	2,700	17,577
VeriFone Systems, Inc. (a)	6,399	179,300
Viavi Solutions, Inc. (a)	9,900	60,291
Vicor Corp. (a)	700	6,384
Vishay Precision Group, Inc. (a)	2,300	26,036
Vocera Communications, Inc. (a)	1,300	15,860
VOXX International Corp. (a),(c)	1,700	8,942
Western Digital Corp. (c)	80,600	4,840,030

		10,085,884

Health Care Facilities/Services — 1.4%
Addus HomeCare Corp. (a)	1,800	41,904
Alliance HealthCare Services, Inc. (a)	1,100	10,098
Almost Family, Inc. (a)	1,200	45,876
Amedisys, Inc. (a),(c)	500	19,660
AmerisourceBergen Corp. (b),(d)	31,180	3,233,678
Capital Senior Living Corp. (a)	100	2,086
Centene Corp. (a)	500	32,905
DaVita HealthCare Partners, Inc. (a)	2,000	139,420
Digirad Corp. (c)	2,000	11,580
Envision Healthcare Holdings, Inc. (a)	1,900	49,343
Five Star Quality Care, Inc. (a),(c)	3,600	11,448
Great Basin Scientific, Inc. (a)	1,864	1,753
Hanger, Inc. (a)	600	9,870
HCA Holdings, Inc. (a)	14,800	1,000,924
Health Net, Inc. (a),(c)	3,100	212,226
HealthSouth Corp.	1,600	55,696
Healthways, Inc. (a)	4,500	57,915
Humana, Inc.	100	17,851
Laboratory Corp. of America Holdings (a),(b)	42,700	5,279,428
LHC Group, Inc. (a)	100	4,529
Magellan Health, Inc. (a)	1,500	92,490
McKesson Corp.	100	19,723
PharMerica Corp. (a)	300	10,500
Premier, Inc. Class A (a)	8,900	313,903
Quest Diagnostics, Inc. (b),(d)	45,500	3,236,870
Quintiles Transnational Holdings, Inc. (a)	1,100	75,526
RadNet, Inc. (a),(c)	4,300	26,574
Select Medical Holdings Corp.	200	2,382
Surgical Care Affiliates, Inc. (a)	1,300	51,753
UnitedHealth Group, Inc. (b)	1,700	199,988
Universal American Corp. (c)	4,700	32,900

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Universal Health Services, Inc. Class B (b),(c)	26,960	$3,221,450
VCA, Inc. (a),(c)	1,600	88,000

		17,610,249

Health Care Facilities/Services — 0.2%
Brookdale Senior Living, Inc. (a),(b),(d)	155,118	2,863,478

Home & Office Products — 0.3%
American Woodmark Corp. (a),(c)	5,000	399,900
Armstrong World Industries, Inc. (a)	17,700	809,421
Blount International, Inc. (a)	3,900	38,259
Griffon Corp.	1,600	28,480
Hooker Furniture Corp.	1,300	32,812
Kimball International, Inc. Class B (c)	3,600	35,172
Libbey, Inc. (c)	2,900	61,828
Masco Corp. (c)	78,400	2,218,720
Masonite International Corp. (a)	500	30,615
Mohawk Industries, Inc. (a),(b)	2,100	397,719
Quanex Building Products Corp.	700	14,595
Scotts Miracle-Gro Co. Class A	1,100	70,961

		4,138,482

Industrial Services — 0.2%
Electro Rent Corp.	1,900	17,480
Furmanite Corp. (a),(c)	2,900	19,314
HD Supply Holdings, Inc. (a),(c)	82,400	2,474,472
WESCO International, Inc. (a),(c)	17,700	773,136

		3,284,402

Institutional Financial Service — 0.2%
BGC Partners, Inc. Class A	5,900	57,879
Evercore Partners, Inc. Class A	8,439	456,297
Investment Technology Group, Inc.	100	1,702
KCG Holdings, Inc. Class A (a)	2,100	25,851
Moelis & Co. Class A	9,965	290,778
Northern Trust Corp. (c)	9,168	660,921
Piper Jaffray Cos. (a)	2,300	92,920
Raymond James Financial, Inc.	7,841	454,543

		2,040,891

Insurance — 0.7%
Allied World Assurance Co. Holdings AG	3,300	122,727
Allstate Corp.	100	6,209
American Equity Investment Life Holding Co.	1,100	26,433
American International Group, Inc.	37,998	2,354,736
AmTrust Financial Services, Inc.	30	1,847
Arthur J Gallagher & Co.	9,200	376,648
Assured Guaranty Ltd.	88,731	2,345,160
Axis Capital Holdings Ltd.	10,400	584,688
Citizens, Inc. (a)	200	1,486
Crawford & Co. Class B	200	1,062
Employers Holdings, Inc.	7,400	202,020
Greenlight Capital Re Ltd. A Shares (a)	100	1,871
Hartford Financial Services Group, Inc.	12,849	558,418
Heritage Insurance Holdings, Inc.	1,600	34,912
Lincoln National Corp.	2,000	100,520
Maiden Holdings Ltd.	100	1,491
NMI Holdings, Inc. Class A (a)	400	2,708
OneBeacon Insurance Group Ltd. Class A	2,600	32,266
Phoenix Cos., Inc. (a)	100	3,704
Principal Financial Group, Inc.	14,377	646,678
Prudential Financial, Inc.	4,547	370,171

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Radian Group, Inc.	7,700	$103,103
State Auto Financial Corp.	64	1,318
State National Cos., Inc.	500	4,905
Willis Group Holdings PLC (a)	34,000	1,651,380

		9,536,461

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	4,500	50,625
Northwest Pipe Co. (a)	100	1,119
Nucor Corp.	17,500	705,250
Ryerson Holding Corp. (a)	800	3,736
Shiloh Industries, Inc. (a)	800	4,192
Steel Dynamics, Inc.	3,200	57,184
SunCoke Energy, Inc.	8,500	29,495
United States Steel Corp.	5,100	40,698
Worthington Industries, Inc. (c)	1,800	54,252

		946,551

Leisure Products — 0.0%
Black Diamond, Inc. (a)	500	2,210
Johnson Outdoors, Inc. Class A	100	2,189
LeapFrog Enterprises, Inc. (a)	4,500	3,195
Malibu Boats, Inc. (a)	200	3,274
Vista Outdoor, Inc. (a)	522	23,234

		34,102

Machinery — 0.1%
Alamo Group, Inc.	300	15,630
Colfax Corp. (a)	10,000	233,500
Columbus McKinnon Corp.	800	15,120
Federal Signal Corp.	4,700	74,495
Graham Corp.	900	15,138
Hyster-Yale Materials Handling, Inc.	300	15,735
Intevac, Inc. (a)	1,000	4,710
Joy Global, Inc.	87,100	1,098,331
Kadant, Inc.	1,400	56,854
Manitowoc Co., Inc.	6,500	99,775
MTS Systems Corp.	100	6,341
Raven Industries, Inc.	500	7,800
Rexnord Corp. (a)	200	3,624
Rofin-Sinar Technologies, Inc. (a),(c)	2,700	72,306
SPX Corp.	1,200	11,196
Terex Corp.	1,700	31,416
Titan International, Inc.	300	1,182
Xerium Technologies, Inc. (a)	2,500	29,625

		1,792,778

Manufactured Goods — 0.0%
Aegion Corp. (a),(c)	1,900	36,689
Ampco-Pittsburgh Corp. (c)	1,500	15,390
Chart Industries, Inc. (a),(c)	6,700	120,332
Dynamic Materials Corp. (c)	1,700	11,883
Gibraltar Industries, Inc. (a)	5,100	129,744
Global Brass & Copper Holdings, Inc.	2,800	59,640
Insteel Industries, Inc.	1,300	27,196
LB Foster Co. Class A	4,400	60,104
NCI Building Systems, Inc. (a)	1,500	18,615

		479,593

Media — 1.9%
A H Belo Corp. Class A	1,600	8,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Alphabet, Inc. Class C (a),(b)	769	$583,579
Autobytel, Inc. (a)	1,800	40,608
Bankrate, Inc. (a)	500	6,650
Boingo Wireless, Inc. (a),(c)	6,200	41,044
CBS Corp. Class B (c)	42,200	1,988,886
Charter Communications, Inc. Class A (a),(c)	20,800	3,808,480
Clear Channel Outdoor Holdings, Inc. Class A (a),(c)	6,600	36,894
Demand Media, Inc. (a)	40	220
DHI Group, Inc. (a)	700	6,419
Entercom Communications Corp. Class A (a)	1,600	17,968
Entravision Communications Corp. Class A	200	1,542
Eros International PLC (a)	5,400	49,410
Everyday Health, Inc. (a)	500	3,010
Expedia, Inc.	15,180	1,886,874
GoDaddy, Inc. Class A (a)	2,500	80,150
Gray Television, Inc. (a)	12,100	197,230
Groupon, Inc. (a)	900	2,763
Harte-Hanks, Inc. (c)	13,300	43,092
Lee Enterprises, Inc. (a)	100	168
Match Group, Inc. (a)	100	1,355
McClatchy Co. Class A (a)	2,600	3,146
MDC Partners, Inc. Class A	50	1,086
MSG Networks, Inc. (a)	14,100	293,280
National CineMedia, Inc. (c)	7,600	119,396
New York Times Co. Class A	8,600	115,412
News Corp. Class A (c)	52,300	698,728
Priceline Group, Inc. (The) (a),(b),(d)	245	312,363
RetailMeNot, Inc. (a)	7,800	77,376
Rubicon Project, Inc. (a)	100	1,645
Starz (a)	1	33
TechTarget, Inc. (a),(c)	5,000	40,150
Time Warner Cable, Inc. (b),(c)	54,449	10,105,190
Tribune Media Co.	100	3,381
Twenty-First Century Fox, Inc. Class A (c)	53,333	1,448,524
VeriSign, Inc. (a),(c)	2,800	244,608
Viacom, Inc.	2,100	86,436
WebMD Health Corp. (a),(c)	8,600	415,380
XO Group, Inc. (a),(c)	3,600	57,816
Yahoo!, Inc. (a),(c)	75,500	2,511,130
YuMe, Inc. (a)	300	1,053

		25,340,475

Medical Equipment/Devices — 1.9%
Abbott Laboratories (b),(c)	94,300	4,235,013
Affymetrix, Inc. (a)	21,900	220,971
Agilent Technologies, Inc. (c)	21,000	878,010
Alere, Inc. (a)	2,400	93,816
AngioDynamics, Inc. (a),(c)	7,100	86,194
CR Bard, Inc. (b),(c)	29,901	5,664,446
CryoLife, Inc.	3,800	40,964
Cutera, Inc. (a)	1,300	16,627
DexCom, Inc. (a),(b),(c)	52,300	4,283,370
Edwards Lifesciences Corp. (a),(b),(c)	20,800	1,642,784
Exactech, Inc. (a)	1,300	23,595
Genomic Health, Inc. (a)	2,200	77,440
Harvard Bioscience, Inc. (a)	700	2,429
HeartWare International, Inc. (a)	3,300	166,320
Hologic, Inc. (a)	5,000	193,450
ICU Medical, Inc. (a)	600	67,668
Inogen, Inc. (a)	100	4,009
LeMaitre Vascular, Inc.	200	3,450
Luminex Corp. (a),(c)	4,000	85,560

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Medtronic PLC (b)	4,350	$334,602
Merit Medical Systems, Inc. (a)	6,100	113,399
Myriad Genetics, Inc. (a)	700	30,212
NuVasive, Inc. (a)	100	5,411
NxStage Medical, Inc. (a)	3,800	83,258
OraSure Technologies, Inc. (a)	15,500	99,820
Orthofix International NV (a)	3,900	152,919
Quidel Corp. (a)	500	10,600
RTI Surgical, Inc. (a),(c)	13,100	52,007
Sientra, Inc. (a)	1,500	8,880
Sirona Dental Systems, Inc. (a),(c)	4,804	526,374
St Jude Medical, Inc.	1,000	61,770
SurModics, Inc. (a)	2,000	40,540
T2 Biosystems, Inc. (a)	100	1,094
Vascular Solutions, Inc. (a)	700	24,073
VWR Corp. (a),(b),(c)	13,680	387,281
Wright Medical Group NV (a)	18,406	445,057
Zeltiq Aesthetics, Inc. (a),(c)	4,700	134,091
Zimmer Holdings, Inc. (b),(c),(d)	47,600	4,883,284

		25,180,788

Metals & Mining — 0.1%
Alcoa, Inc.	38,896	383,903
Century Aluminum Co. (a)	10,800	47,736
Coeur Mining, Inc. (a)	670	1,662
Encore Wire Corp.	300	11,127
Ferroglobe PLC	1,200	12,900
Freeport-McMoRan, Inc. (c)	21,800	147,586
McEwen Mining, Inc.	400	424
Newmont Mining Corp.	44,000	791,560
Royal Gold, Inc.	3,100	113,057
Stillwater Mining Co. (a)	5,200	44,564

		1,554,519

Oil, Gas & Coal — 2.4%
Anadarko Petroleum Corp.	22,400	1,088,192
Apache Corp.	15,600	693,732
Arch Coal, Inc. (a)	6,920	6,827
Archrock, Inc.	2,100	15,792
Atwood Oceanics, Inc.	12,300	125,829
Baker Hughes, Inc. (c)	191,108	8,819,634
Bill Barrett Corp. (a)	2,600	10,218
Bristow Group, Inc.	1,900	49,210
Cameron International Corp. (a),(b),(c)	12,133	766,806
Chesapeake Energy Corp.	62,600	281,700
Cimarex Energy Co.	1,200	107,256
Civeo Corp. (a)	200	284
Columbia Pipeline Group, Inc.	3,000	60,000
Concho Resources, Inc. (a),(c)	27,300	2,535,078
CONSOL Energy, Inc.	23,300	184,070
Contango Oil & Gas Co. (a)	100	641
Dawson Geophysical Co. (a)	1,776	6,145
Denbury Resources, Inc.	32,700	66,054
Diamond Offshore Drilling, Inc.	11,700	246,870
Dril-Quip, Inc. (a),(c)	500	29,615
Energen Corp.	1,400	57,386
Ensco PLC Class A	1,400	21,546
EP Energy Corp. Class A (a)	2,500	10,950
EQT Corp.	7,900	411,827
Evolution Petroleum Corp. (c)	900	4,329
FMC Technologies, Inc. (a),(c)	71,700	2,080,017
Forum Energy Technologies, Inc. (a),(c)	10,200	127,092

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
FX Energy, Inc. (a)	1,200	$1,380
Gulf Island Fabrication, Inc.	3,200	33,472
Gulfport Energy Corp. (a),(c)	26,500	651,105
Hallador Energy Co.	300	1,368
Halliburton Co.	79,500	2,706,180
Helix Energy Solutions Group, Inc. (a)	27,600	145,176
Helmerich & Payne, Inc.	3,500	187,425
Hess Corp.	6,000	290,880
ION Geophysical Corp. (a)	3,000	1,509
LinnCo LLC	2,799	2,855
Marathon Oil Corp.	6,600	83,094
Marathon Petroleum Corp. (b)	17,476	905,956
Matrix Service Co. (a)	4,100	84,214
Memorial Resource Development Corp. (a)	200	3,230
Mitcham Industries, Inc. (a)	600	1,806
MRC Global, Inc. (a)	5,200	67,080
Nabors Industries Ltd.	40,800	347,208
National Oilwell Varco, Inc.	1,300	43,537
Natural Gas Services Group, Inc. (a)	1,100	24,530
Newfield Exploration Co. (a)	3,800	123,728
Newpark Resources, Inc. (a)	11,700	61,776
Noble Corp. PLC	3,000	31,650
Noble Energy, Inc.	22,016	724,987
NOW, Inc. (a)	10,600	167,692
Oceaneering International, Inc.	2,300	86,296
Oil States International, Inc. (a),(c)	15,100	411,475
Panhandle Oil and Gas, Inc. Class A	100	1,616
Parsley Energy, Inc. Class A (a)	2,300	42,435
PDC Energy, Inc. (a)	1,500	80,070
Peabody Energy Corp.	9,686	74,388
Penn Virginia Corp. (a)	65,200	19,586
Pioneer Natural Resources Co.	3,900	488,982
QEP Resources, Inc.	31,900	427,460
Range Resources Corp.	4,900	120,589
Rice Energy, Inc. (a)	4,100	44,690
Rowan Cos. PLC Class A	10,000	169,500
RSP Permian, Inc. (a)	6,400	156,096
SandRidge Energy, Inc. (a)	15,900	3,180
SemGroup Corp. Class A	1,300	37,518
SM Energy Co.	700	13,762
Southwestern Energy Co. (a),(c)	280,100	1,991,511
Stone Energy Corp. (a)	12,800	54,912
Superior Energy Services, Inc.	600	8,082
Tesco Corp. (c)	2,200	15,928
Tesoro Corp. (b)	7,161	754,555
TETRA Technologies, Inc. (a)	11,500	86,480
TransAtlantic Petroleum Ltd. (a)	100	139
Transocean Ltd.	8,900	110,182
Transocean Ltd. (b)	442	5,525
Ultra Petroleum Corp. (a)	9,700	24,250
Unit Corp. (a)	900	10,980
VAALCO Energy, Inc. (a)	3,600	5,760
Valero Energy Corp.	1,400	98,994
Warren Resources, Inc. (a)	1,200	252
Weatherford International PLC (a)	27,900	234,081
Western Refining, Inc. (b)	1,764	62,834
Whiting Petroleum Corp. (a)	3,349	31,615
Williams Cos., Inc. (a)	15,900	408,630
World Fuel Services Corp.	100	3,846
WPX Energy, Inc. (a)	12,100	69,454

		30,654,591

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Passenger Transportation — 0.2%
American Airlines Group, Inc.	13,200	$559,020
Delta Air Lines, Inc.	300	15,207
Era Group, Inc. (a)	100	1,115
Hawaiian Holdings, Inc. (a),(c)	5,500	194,315
Spirit Airlines, Inc. (a),(c)	39,138	1,559,649
United Continental Holdings, Inc. (a)	500	28,650
Virgin America, Inc. (a),(c)	11,300	406,913

		2,764,869

Real Estate — 1.5%
Agree Realty Corp.	700	23,793
American Tower Corp.	4,998	484,556
Apartment Investment & Management Co. Class A	100	4,003
Armada Hoffler Properties, Inc. (c)	9,700	101,656
Ashford Hospitality Prime, Inc.	35	508
CBRE Group, Inc. (a),(b),(c)	41,700	1,441,986
Cedar Realty Trust, Inc.	100	708
CorEnergy Infrastructure Trust, Inc.	80	1,187
Easterly Government Properties, Inc.	100	1,718
Equinix, Inc.	49	14,818
Equity Commonwealth (a)	2,400	66,552
FelCor Lodging Trust, Inc. (c)	27,000	197,100
Forest City Enterprises, Inc. Class A (a)	35,924	787,813
Franklin Street Properties Corp.	200	2,070
Gaming and Leisure Properties, Inc.	468	13,010
Geo Group, Inc. (The)	200	5,782
Getty Realty Corp.	300	5,145
Gladstone Commercial Corp. (c)	7,100	103,589
Hudson Pacific Properties, Inc.	100	2,814
InfraREIT, Inc. (a)	3,500	64,750
Iron Mountain, Inc.	700	18,907
Kennedy-Wilson Holdings, Inc. (c)	49,454	1,190,852
Kimco Realty Corp.	100	2,646
Lamar Advertising Co. Class A (c)	122,098	7,323,438
Monogram Residential Trust, Inc.	3,200	31,232
New York REIT, Inc.	301,675	3,469,263
NexPoint Residential Trust, Inc.	100	1,309
NorthStar Realty Europe Corp. (c)	30,952	365,543
NorthStar Realty Finance Corp.	106,316	1,810,562
One Liberty Properties, Inc.	200	4,292
Parkway Properties Inc./Md	38	594
Plum Creek Timber Co., Inc.	1,900	90,668
Preferred Apartment Communities, Inc. Class A	100	1,308
Ramco-Gershenson Properties Trust	100	1,661
Realogy Holdings Corp. (a)	49,100	1,800,497
Sabra Health Care REIT, Inc.	400	8,092
Select Income REIT	200	3,964
Senior Housing Properties Trust	4,600	68,264
Spirit Realty Capital, Inc.	400	4,008
Sunstone Hotel Investors, Inc.	19	237
Taubman Centers, Inc.	400	30,688
Winthrop Realty Trust	3,300	42,801
WP Carey, Inc.	100	5,900
WP Glimcher, Inc.	200	2,122

		19,602,406

Recreation Facilities & Services — 0.1%
Intrawest Resorts Holdings, Inc. (a)	2,700	21,114
Live Nation Entertainment, Inc. (a)	700	17,199
Marcus Corp.	700	13,279
RCI Hospitality Holdings, Inc. (a)	100	999

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Regal Entertainment Group Class A	100	$1,887
SeaWorld Entertainment, Inc.	4,400	86,636
Six Flags Entertainment Corp.	14,600	802,124
Speedway Motorsports, Inc.	1,600	33,152
Town Sports International Holdings, Inc. (a),(c)	1,800	2,142

		978,532

Renewable Energy — 0.4%
Ameresco, Inc. Class A (a)	100	625
Broadwind Energy, Inc. (a)	1,000	2,080
First Solar, Inc. (a),(c)	73,400	4,843,666
Pacific Ethanol, Inc. (a)	800	3,824
Renewable Energy Group, Inc. (a)	8,600	79,894

		4,930,089

Retail—Consumer Staples — 0.2%
Chefs’ Warehouse, Inc. (The) (a)	200	3,336
CST Brands, Inc.	4,900	191,786
Dollar Tree, Inc. (a),(b),(c),(d)	4,770	368,339
Fred’s, Inc. Class A	100	1,637
Smart & Final Stores, Inc. (a)	400	7,284
SpartanNash Co.	300	6,492
Sprouts Farmers Market, Inc. (a),(b),(d)	31,600	840,244
SUPERVALU, Inc. (a),(c)	102,300	693,594
Target Corp.	1,800	130,698
TravelCenters of America LLC (a)	100	940

		2,244,350

Retail Discretionary — 0.8%
Amazon.com, Inc. (a),(b)	788	532,601
Beacon Roofing Supply, Inc. (a)	300	12,354
Big 5 Sporting Goods Corp. (c)	6,900	68,931
Caleres, Inc.	800	21,456
Citi Trends, Inc. (c)	3,600	76,500
Destination Maternity Corp.	100	872
Destination XL Group, Inc. (a)	200	1,104
EVINE Live, Inc. (a)	1,000	1,780
Ezcorp, Inc. Class A (a)	500	2,495
GNC Holdings, Inc. Class A	9,000	279,180
Hertz Global Holdings, Inc. (a)	100	1,423
Hibbett Sports, Inc. (a)	1,600	48,384
Home Depot, Inc. (c)	37,500	4,959,375
Kirkland’s, Inc.	4,200	60,900
Lands’ End, Inc. (a)	200	4,688
Liberty Interactive Corp. Class A (a)	5,700	155,724
Liquidity Services, Inc. (a)	1,600	10,400
Lululemon Athletica, Inc. (a),(b),(d)	7,000	367,290
Macy’s, Inc.	100	3,498
Michaels Cos., Inc. (a)	700	15,477
New York & Co., Inc. (a)	300	687
Office Depot, Inc. (a)	1,597	9,007
Restoration Hardware Holdings, Inc. (a),(b),(d)	3,890	309,061
Sally Beauty Holdings, Inc. (a)	22,500	627,525
Sears Hometown and Outlet Stores, Inc. (a)	300	2,400
Staples, Inc.	41,800	395,846
Stein Mart, Inc.	5,300	35,669
Tile Shop Holdings, Inc. (a)	7,700	126,280
Tilly’s, Inc. Class A (a)	100	663
Ulta Salon Cosmetics & Fragrance, Inc. (a),(c)	9,100	1,683,500
United Online, Inc. (a),(c)	3,742	44,118
Vera Bradley, Inc. (a)	2,200	34,672

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Vitamin Shoppe, Inc. (a)	200	$6,540

		9,900,400

Semiconductors — 0.9%
Alpha & Omega Semiconductor Ltd. (a)	2,000	18,380
Amkor Technology, Inc. (a)	19,600	119,168
Analog Devices, Inc.	700	38,724
Applied Materials, Inc. (c)	238,000	4,443,460
Applied Micro Circuits Corp. (a)	200	1,274
Axcelis Technologies, Inc. (a),(c)	7,300	18,907
Broadcom Corp. Class A (b)	1,361	78,693
Cascade Microtech, Inc. (a)	600	9,750
CEVA, Inc. (a)	300	7,008
Cohu, Inc.	5,200	62,764
Cree, Inc. (a),(c)	5,500	146,685
DSP Group, Inc. (a)	2,400	22,656
Electro Scientific Industries, Inc. (a)	3,800	19,722
FormFactor, Inc. (a),(c)	11,500	103,500
GSI Technology, Inc. (a)	518	1,927
II-VI, Inc. (a)	1,100	20,416
InvenSense, Inc. (a)	5,500	56,265
IXYS Corp.	6,000	75,780
Kemet Corp. (a),(c)	1,800	4,266
KLA-Tencor Corp. (c)	44,700	3,099,945
Lam Research Corp.	12,100	960,982
MaxLinear, Inc. Class A (a)	48	707
Micron Technology, Inc. (a)	72,900	1,032,264
Newport Corp. (a),(c)	1,800	28,566
NVE Corp.	200	11,236
Oclaro, Inc. (a)	9,900	34,452
ON Semiconductor Corp. (a),(c)	29,000	284,200
Park Electrochemical Corp.	1,300	19,578
Photronics, Inc. (a),(c)	8,400	104,580
Qualcomm, Inc.	11,400	569,829
Rudolph Technologies, Inc. (a),(c)	4,400	62,568
SunEdison Semiconductor Ltd. (a)	800	6,272
Ultra Clean Holdings, Inc. (a),(c)	5,300	27,136
Ultratech, Inc. (a),(c)	2,200	43,604
Veeco Instruments, Inc. (a)	300	6,168

		11,541,432

Software — 0.9%
Agilysys, Inc. (a)	700	6,993
American Software, Inc. Class A	300	3,054
Apigee Corp. (a)	300	2,409
Autodesk, Inc. (a),(c)	26,200	1,596,366
Bazaarvoice, Inc. (a)	10,500	45,990
Brightcove, Inc. (a)	1,200	7,440
Calix, Inc. (a)	3,700	29,119
Carbonite, Inc. (a)	5,200	50,960
ChannelAdvisor Corp. (a)	800	11,080
Citrix Systems, Inc. (a)	2,000	151,300
CommVault Systems, Inc. (a),(b),(d)	7,700	302,995
Digi International, Inc. (a)	3,700	42,106
Electronic Arts, Inc. (a),(b),(c),(d)	7,010	481,727
Five9, Inc. (a)	1,200	10,440
Interactive Intelligence Group, Inc. (a)	100	3,142
Intralinks Holdings, Inc. (a)	6,500	58,955
Limelight Networks, Inc. (a)	14,700	21,462
Lionbridge Technologies, Inc. (a),(c)	3,100	15,221
LivePerson, Inc. (a)	100	675
MicroStrategy, Inc. Class A (a)	1,600	286,864

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Mitek Systems, Inc. (a)	1,000	$4,110
Model N, Inc. (a)	2,600	29,016
Monotype Imaging Holdings, Inc.	500	11,820
Nuance Communications, Inc. (a)	18,500	367,965
Palo Alto Networks, Inc. (a),(c)	300	52,842
Paycom Software, Inc. (a),(b),(c),(d)	10,680	401,889
PDF Solutions, Inc. (a)	2,100	22,764
QAD, Inc. Class A	2,400	49,248
Rackspace Hosting, Inc. (a)	61,100	1,547,052
RealNetworks, Inc. (a),(c)	300	1,275
RealPage, Inc. (a)	1,400	31,430
Red Hat, Inc. (a),(b),(c)	6,375	527,914
salesforce.com, Inc. (a),(b),(d)	4,255	333,592
SciQuest, Inc. (a)	1,200	15,564
Seachange International, Inc. (a)	800	5,392
SS&C Technologies Holdings, Inc. (b),(c),(d)	13,956	952,776
Support.com, Inc. (a)	2,500	2,525
Symantec Corp.	3,700	77,700
VMware, Inc. Class A (a),(c)	58,600	3,315,002
Zendesk, Inc. (a)	10,200	269,688
Zynga, Inc. Class A (a)	20,600	55,208

		11,203,070

Specialty Finance — 0.3%
AG Mortgage Investment Trust, Inc.	3,400	43,656
Alliance Data Systems Corp. (a)	41	11,339
Altisource Residential Corp.	100	1,241
American Capital Agency Corp.	35	607
American Capital Mortgage Investment Corp.	1,600	22,336
Anworth Mortgage Asset Corp.	3,300	14,355
Apollo Commercial Real Estate Finance, Inc.	2,100	36,183
Arbor Realty Trust, Inc. (c)	6,500	46,475
Capstead Mortgage Corp.	400	3,496
Cherry Hill Mortgage Investment Corp. (c)	600	7,800
Chimera Investment Corp.	1,597	21,783
CIT Group, Inc.	4,700	186,590
Consumer Portfolio Services, Inc. (a),(c)	1,400	7,266
CoreLogic, Inc. (a),(c)	12,500	423,250
Ellington Residential Mortgage REIT (c)	2,800	34,580
Enova International, Inc. (a)	500	3,305
Essent Group Ltd. (a)	400	8,756
Fidelity National Information Services, Inc.	2,600	157,560
Flagstar Bancorp, Inc. (a)	100	2,311
FNFV Group (a)	34	382
Higher One Holdings, Inc. (a)	1,300	4,212
Meta Financial Group, Inc.	1,700	78,081
MFA Financial, Inc.	300	1,980
MGIC Investment Corp. (a)	53,932	476,219
MoneyGram International, Inc. (a)	100	627
Nelnet, Inc. Class A	200	6,714
New Residential Investment Corp.	50	608
Newcastle Investment Corp.	1,683	6,867
Nicholas Financial, Inc. (a)	400	4,660
On Deck Capital, Inc. (a)	1,100	11,330
OneMain Holdings, Inc. (a),(c)	20,952	870,346
PennyMac Mortgage Investment Trust	5,000	76,300
Regional Management Corp. (a)	300	4,641
Starwood Property Trust, Inc.	2,500	51,400
Synchrony Financial (a)	19,238	585,028
Two Harbors Investment Corp.	15,400	124,740

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
ZAIS Financial Corp. (c)	1,300	$19,604

		3,356,628

Technology Services — 0.4%
Black Box Corp.	3,400	32,402
CDW Corp.	3,900	163,956
Ciber, Inc. (a),(c)	6,000	21,060
Cognizant Technology Solutions Corp. Class A (a),(b),(c)	6,655	399,433
CSG Systems International, Inc.	800	28,784
CSRA, Inc.	400	12,000
Leidos Holdings, Inc.	4,600	258,796
MSCI, Inc. (c)	14,310	1,032,180
Perficient, Inc. (a),(c)	2,200	37,664
Sabre Corp. (c)	109,300	3,057,121
ServiceSource International, Inc. (a)	600	2,766
TransUnion (a),(b),(c),(d)	13,120	361,719
Travelport Worldwide Ltd.	4,600	59,340

		5,467,221

Telecommunications — 0.2%
Alaska Communications Systems Group, Inc. (a)	6,000	10,500
CenturyLink, Inc.	5,400	135,864
Cogent Communications Holdings, Inc.	7,600	263,644
DigitalGlobe, Inc. (a)	2,400	37,584
FairPoint Communications, Inc. (a),(c)	3,500	56,245
General Communication, Inc. Class A (a),(c)	6,400	126,592
Gogo, Inc. (a)	400	7,120
Hawaiian Telcom Holdco, Inc. (a)	1,000	24,860
IDT Corp. Class B	4,600	53,636
Inteliquent, Inc.	5,100	90,627
Internap Network Services Corp. (a)	2,200	14,080
j2 Global, Inc. (b),(d)	5,550	456,876
Lumos Networks Corp.	3,300	36,960
RingCentral, Inc. Class A (a)	4,800	113,184
Spok Holdings, Inc. (c)	2,000	36,640
Telephone & Data Systems, Inc.	2,200	56,958
Verizon Communications, Inc.	500	23,110
Vonage Holdings Corp. (a)	1,700	9,758
West Corp. (c)	16,500	355,905
Zayo Group Holdings, Inc. (a)	7,200	191,448
Zix Corp. (a),(c)	26,300	133,604

		2,235,195

Transportation & Logistics — 0.9%
Air Transport Services Group, Inc. (a),(c)	13,200	133,056
ArcBest Corp.	1,700	36,363
Celadon Group, Inc.	600	5,934
Covenant Transportation Group, Inc. Class A (a)	100	1,889
CSX Corp.	11,200	290,640
DHT Holdings, Inc.	7,600	61,484
Hub Group, Inc. Class A (a)	1,700	56,015
JB Hunt Transport Services, Inc.	4,000	293,440
Kirby Corp. (a)	500	26,310
Marten Transport Ltd.	500	8,850
ModusLink Global Solutions, Inc. (a)	1,600	3,968
Navios Maritime Acquisition Corp.	6,400	19,264
Roadrunner Transportation Systems, Inc. (a)	100	943
Ryder System, Inc.	14,600	829,718
Saia, Inc. (a)	2,400	53,400
Stamps.com, Inc. (a)	3,200	350,752
Swift Transportation Co. (a)	33,900	468,498
Union Pacific Corp. (c)	106,646	8,339,717

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
USA Truck, Inc. (a)	800	$13,960
UTi Worldwide, Inc. (a)	5,300	37,259
YRC Worldwide, Inc. (a)	5,500	77,990

		11,109,450

Transportation Equipment — 0.4%
Accuride Corp. (a)	1,200	1,992
Allison Transmission Holdings, Inc.	13,400	346,926
American Railcar Industries, Inc.	600	27,768
Commercial Vehicle Group, Inc. (a)	500	1,380
Cummins, Inc.	54,200	4,770,142
FreightCar America, Inc.	600	11,658
Greenbrier Cos., Inc. (The)	3,400	110,908
PACCAR, Inc.	3,400	161,160
Spartan Motors, Inc.	200	622

		5,432,556

Utilities — 0.2%
AES Corp.	2,300	22,011
Dominion Resources, Inc.	900	60,876
Empire District Electric Co.	1,000	28,070
Exelon Corp.	22,000	610,940
FirstEnergy Corp. (c)	61,500	1,951,395
Middlesex Water Co.	300	7,962
OGE Energy Corp.	4,100	107,789
Pinnacle West Capital Corp.	34	2,192
Talen Energy Corp. (a)	300	1,869

		2,793,104

Waste & Environmental Service Equipment & Facility — 0.0%
Casella Waste Systems, Inc. Class A (a),(c)	8,800	52,624
Ceco Environmental Corp. (c)	42	323
Fuel Tech, Inc. (a)	100	189
Waste Management, Inc.	3,100	165,447

		218,583

Total United States		398,731,248

TOTAL COMMON STOCK (COST $515,295,968)		503,939,971

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 9.9%
Cayman Islands — 5.2%
ABCLO Ltd., Series 2007-1A, Class C, 2.17%, 04/15/21 (b),(e),(f)	$1,000,000	992,800
ALESCO Preferred Funding VII Ltd., Series 7A, Class A1B, 0.99%, 07/23/35 (b),(e),(f)	1,920,906	1,565,538
ALESCO Preferred Funding XIIII Ltd., Series 13A, Class A2, 0.99%, 09/23/37 (b),(e),(f)	2,067,000	1,085,175
Allegro CLO II Ltd., Series 2014-1A, Class C, 4.47%, 01/21/27 (b),(e),(f)	900,000	840,420
AMMC CDO, Series 2015-16A, Class E, 5.92%, 04/14/27 (b),(e),(f)	600,000	521,280
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class D, 4.57%, 01/30/24 (b),(e),(f)	500,000	492,750
Attentus CDO III Ltd., Series 2007-3A, Class A1B, 0.58%, 10/11/42 (b),(e),(f),(g)	109,141	98,227
Babson CLO Ltd., Series 2013-IA, Class D, 3.82%, 04/20/25 (b),(e),(f)	300,000	283,890
BlueMountain CLO Ltd., Series 2014-1A, Class D, 3.77%, 04/30/26 (b),(e),(f)	797,000	737,863
Bridgeport CLO Ltd., Series 2006-1A, Class C, 1.82%, 07/21/20 (b),(e),(f)	2,000,000	1,898,000
Carlyle Global Market Strategies CLO Ltd., Series 2014-2A, Class D, 3.86%, 05/15/25 (b),(e),(f)	900,000	846,630
Catamaran CLO Ltd.,
Series 2015-1A, Class D, 3.97%, 04/22/27 (b),(e),(f)	700,000	633,220
Series 2015-1A, Class E, 5.47%, 04/22/27 (b),(e),(f)	700,000	571,690
Cedar Funding III CLO Ltd., Series 2014-3A, Class E, 5.27%, 05/20/26 (b),(e),(f)	1,700,000	1,396,720
CIFC Funding II Ltd., Series 2013-2A, Class A3L, 2.97%, 04/21/25 (b),(e),(f)	600,000	576,840

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
CIFC Funding Ltd.,
Series 2013-1A, Class D, 5.56%, 04/16/25 (b),(e),(f)	$327,000	$293,450
Series 2015-2A, Class E, 5.82%, 04/15/27 (b),(e),(f)	700,000	610,610
ColumbusNova CLO IV Ltd., Series 2007-2A, Class D, 4.82%, 10/15/21 (b),(e),(f)	850,000	858,670
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.37%, 11/21/22 (b),(e),(f)	500,000	497,400
Cutwater Ltd.,
Series 2014-1A, Class C, 4.02%, 07/15/26 (b),(e),(f)	2,203,000	1,986,665
Series 2015-1A, Class D1, 4.22%, 07/15/27 (b),(e),(f)	1,294,000	1,155,930
Diamond Head Aviation, Series 2015-1, Class B, 5.92%, 07/14/28 (b),(e)	2,111,580	2,080,328
Duane Street CLO, Series 2007-5X, Class B, REG S, 8.07%, 10/14/21 (b),(f)	1,533,000	1,533,766
Eaton Vance CDO VIII Ltd., Series 2006-8A, Class D, 3.78%, 08/15/22 (b),(e),(f)	400,000	383,920
Flagship CLO VIII Ltd., Series 2014-8A, Class D, 4.02%, 01/16/26 (b),(e),(f)	515,000	449,338
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 4.76%, 11/15/24 (b),(e),(f)	2,600,000	2,600,000
Golub Capital Partners CLO Ltd.,
Series 2011-10AR, Class DR, 4.17%, 10/20/21 (b),(e),(f)	750,000	737,775
Series 2015-22A, Class C, 4.48%, 02/20/27 (b),(e),(f)	800,000	736,240
Harbourview CDO III Ltd., Series 3A, Class A, 1.00%, 09/15/31 (b),(e),(f),(g)	2,039,921	1,856,328
ING IM CLO Ltd.,
Series 2013-1A, Class C, 3.82%, 04/15/24 (b),(e),(f)	300,000	284,040
Series 2013-2A, Class C, 3.82%, 04/25/25 (b),(e),(f)	429,000	406,006
Series 2013-2A, Class D, 5.32%, 04/25/25 (b),(e),(f)	450,000	395,730
JFIN CLO Ltd., Series 2007-1A, Class D, 3.12%, 07/20/21 (b),(e),(f)	1,500,000	1,420,950
Kingsland IV Ltd., Series 2007-4A, Class E, 3.67%, 04/16/21 (b),(e),(f)	628,000	583,035
KKR Financial CLO Ltd.,
Series 10, Class D, 4.26%, 01/15/26 (b),(e),(f)	1,200,000	1,081,680
Series 2012-1A, Class C, 5.01%, 12/15/24 (b),(e),(f)	500,000	485,600
Madison Park Funding X Ltd., Series 2012-10A, Class E, 5.57%, 01/20/25 (b),(e),(f)	1,700,000	1,646,960
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, 3.97%, 04/20/26 (b),(e),(f)	350,000	330,890
Magnetite XV Ltd.,
Series 2015-15A, Class D, 4.54%, 10/25/27 (b),(e),(f)	450,000	428,580
Series 2015-15A, Class E, 6.99%, 10/25/27 (b),(e),(f)	450,000	412,785
MidOcean Credit CLO III,
Series 2014-3A, Class D, 4.07%, 07/21/26 (b),(e),(f)	3,268,000	2,968,978
Series 2014-3A, Class E, 5.57%, 07/21/26 (b),(e),(f)	2,594,000	2,135,900
MMCAPS Funding XIX Ltd. / MMCAPS Funding XIX Corp., 0.64%, 01/12/38 (b),(e),(f)	64,307	—
MSIM Peconic Bay Ltd., Series 2007-1A, Class E, 5.82%, 07/20/19 (b),(e),(f)	184,256	184,256
Ocean Trails CLO V,
Series 2014-5A, Class D, 4.25%, 10/13/26 (b),(e),(f)	800,000	743,200
Series 2014-5A, Class E, 5.64%, 10/13/26 (b),(e),(f)	800,000	663,680
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.32%, 01/15/24 (b),(e),(f)	350,000	347,410
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class E, 4.82%, 10/25/25 (b),(e),(f)	600,000	514,020
Octagon Investment Partners XX Ltd., Series 2014-1A, Class E, 5.61%, 08/12/26 (b),(e),(f)	1,525,000	1,245,620
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class E1, 5.57%, 11/25/25 (b),(e),(f)	400,000	336,720
OZLM Funding IV Ltd., Series 2013-4A, Class D, 4.97%, 07/22/25 (b),(e),(f)	400,000	342,840
OZLM Funding V Ltd.,
Series 2013-5A, Class C, 3.82%, 01/17/26 (b),(e),(f)	2,050,000	1,902,195
Series 2013-5A, Class D, 5.07%, 01/17/26 (b),(e),(f)	1,400,000	1,176,280
OZLM VII Ltd., Series 2014-7A, Class C, 3.92%, 07/17/26 (b),(e),(f)	1,300,000	1,200,680
Preferred Term Securities X Ltd. / Preferred Term Securities X, Inc., 1.32%, 07/03/33 (b),(e),(f)	528,932	449,592
Preferred Term Securities XXIV Ltd. / Preferred Term Securities XXIV, Inc., 0.81%, 03/22/37 (b),(e),(f)	3,515,981	2,408,447
Red River CLO Ltd., Series 1A, Class D, 1.98%, 07/27/18 (b),(e),(f)	5,500,000	5,430,150
Sound Point CLO I Ltd., Series 2012-1A, Class E, 6.32%, 10/20/23 (b),(e),(f)	300,000	294,240
Sound Point CLO IX Ltd., Series 2015-2A, Class D, 4.02%, 07/20/27 (b),(e),(f)	500,000	449,800
Stone Tower CLO VI Ltd., Series 2007-6A, Class D, 3.92%, 04/17/21 (b),(e),(f)	1,085,000	1,039,105
Symphony CLO IX Ltd., Series 2012-9A, Class E, 5.32%, 04/16/22 (b),(e),(f)	1,000,000	976,500
Symphony CLO XI Ltd., Series 2013-11A, Class D, 4.32%, 01/17/25 (b),(e),(f)	500,000	487,550
Symphony CLO XII Ltd., Series 2013-12A, Class D, 3.82%, 10/15/25 (b),(e),(f)	500,000	466,750
Venture CDO Ltd.,
Series 2007-13A, Class A3, 0.77%, 11/09/42 (b),(e),(f)	863,000	444,445
Series 2013-15A, Class C, 3.42%, 07/15/25 (b),(e),(f)	1,300,000	1,274,390
Venture X CLO Ltd., Series 2012-10A, Class D, 4.52%, 07/20/22 (b),(e),(f)	500,000	495,600
Venture XIX CLO Ltd., Series 2014-19A, Class D, 4.32%, 01/15/27 (b),(e),(f)	2,500,000	2,362,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
Vibrant CLO Ltd., Series 2015-3A, Class C, 3.94%, 04/20/26 (b),(e),(f)	$483,000	$443,008
WhiteHorse Ltd., Series 2014-1A, Class D, 3.98%, 05/01/26 (b),(e),(f)	497,800	435,376
WhiteHorse VI Ltd.,
Series 2012-1A, Class B2L, 5.58%, 02/03/25 (b),(e),(f)	396,000	324,482
Series 2013-1A, Class B2L, 5.18%, 11/24/25 (b),(e),(f)	417,000	330,681

Total Cayman Islands		67,671,614

United States — 4.7%
AMPLIT Trust, Series 2015-A SEQ, Class A, 5.00%, 09/15/21 (b),(e),(g)	1,357,000	1,346,415
Ares IIIR/IVR CLO Ltd., Series 2007-3RA, Class E, 3.82%, 04/16/21 (b),(e),(f)	436,000	406,483
Ascentium Equipment Receivable, Series 2015-1A, Class E, 5.92%, 06/12/23 (b),(e),(g)	410,000	406,023
Bear Stearns Asset-Backed Securities Trust, Series 2007-2, Class A2, 0.74%, 01/25/47 (b),(f)	766,820	713,143
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class D, 3.77%, 04/17/25 (b),(e),(f)	1,000,000	929,600
Series 2015-2A, Class D, 5.62%, 04/27/27 (b),(e),(f)	700,000	593,880
Countrywide Home Equity Loan Trust,
Series 2004-P, Class 2A, 0.65%, 03/15/34 (b),(f)	5,726	4,925
Series 2006-G, Class 2A, 0.48%, 10/15/36 (b),(f)	42,191	35,922
CPS Auto Receivables Trust,
Series 2014-B, Class D, 4.62%, 05/15/20 (b),(e)	433,000	411,350
Series 2014-C, Class D, 4.83%, 08/17/20 (b),(e)	881,000	840,122
Credit Suisse Mortgage Trust,
Series 2015-RPL2, Class A1A, 3.75%, 11/25/57 (b),(e),(f),(h)	3,998,340	3,913,975
Series 2015-RPL3, Class A1, 3.75%, 12/25/56 (b),(e),(f),(h)	4,445,475	4,340,117
Series 2015-RPL5, Class A1, 3.51%, 11/26/55 (b),(e),(f)	3,730,940	3,618,265
Drive Auto Receivables Trust,
Series 2015-AA, Class D, 4.12%, 07/15/22 (b),(e)	200,000	197,600
Series 2015-CA, Class D, 4.20%, 09/15/21 (b),(e)	1,700,000	1,678,240
DT Auto Owner Trust, Series 2014-3A, Class D, 4.47%, 11/15/21 (b),(e)	1,300,000	1,301,040
Education Funding LLC, Series 2006-1A, Class A2, 0.57%, 10/25/29 (b),(e),(f)	3,707,648	3,409,553
Exeter Automobile Receivables Trust,
Series 2013-1A, Class D, 5.05%, 10/15/19 (b),(e)	2,800,000	2,794,120
Series 2013-2A, Class D, 6.81%, 08/17/20 (b),(e)	2,200,000	2,258,740
Series 2014-2A, Class D, 4.93%, 12/15/20 (b),(e)	1,200,000	1,183,440
FFCA Secured Lending Corp., Series 1999-2, Class WA1C, 7.85%, 05/18/26 (b),(e),(g)	200,723	203,653
Harch CLO III Ltd., Series 2007-1A, Class E, 4.07%, 04/17/20 (b),(e),(f)	2,451,000	2,402,225
HOA Funding LLC, Series 2015-1A, Class A2, 5.50%, 08/20/44 (b),(e),(g)	561,000	502,095
InCaps Funding II Ltd. / InCaps Funding II Corp., 1.52%, 01/15/34 (b),(e),(f),(g)	1,168,706	1,110,270
LEAF Receivables Funding 9 LLC, Series 2013-1, Class E2, 6.00%, 09/15/21 (b),(e),(g)	241,000	239,964
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE3, Class A2C, 0.58%, 04/25/36 (b),(f)	619,131	605,820
Series 2006-NC4, Class A2C, 0.57%, 06/25/36 (b),(f)	1,048,603	943,743
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV2, 0.55%, 06/25/37 (b),(f)	2,381,128	2,308,027
Preferred Term Securities XVII Ltd. / Preferred Term Securities XVII, Inc., 1.02%, 06/23/35 (b),(e),(f)	945,000	533,925
RMAT LLC, Series 2015-RPL1, Class A1, 3.97%, 05/26/20 (b),(e),(f),(h)	1,471,448	1,453,202
SLM Private Credit Student Loan Trust,
Series 2004-A, Class C, 1.46%, 06/15/33 (b),(f)	665,710	628,231
Series 2005-B, Class C, 1.21%, 06/15/39 (b),(f)	659,825	605,125
Soundview Home Loan Trust, Series 2007-OPT3, Class 2A2, 0.55%, 08/25/37 (b),(f)	1,784,636	1,730,562
Stone Tower CLO Ltd., Series 2006-5A, Class D, 4.07%, 07/16/20 (b),(e),(f)	1,950,000	1,895,985
Symphony CLO XVI Ltd., Series 2015-16A, Class D, 3.93%, 07/15/28 (b),(e),(f)	1,200,000	1,098,600
Venture IX CDO Ltd., Series 2007-9A, Class D, 4.47%, 10/12/21 (b),(e),(f)	1,500,000	1,481,550
Vericrest Opportunity Loan Trust,
Series 2015-NPL4, Class A1, 3.50%, 02/25/55 (b),(e),(f)	63,802	63,215
Series 2015-NPL9, Class A1, 3.50%, 06/26/45 (b),(e),(f),(h)	4,880,369	4,798,379
Vericrest Opportunity Loan XXXI LLC, Series 2015-NPL2, Class A1, 3.38%, 02/25/55 (b),(e),(f)	1,726,290	1,704,538
VOLT XXXVI LLC, Series 2015-NP10, Class A1, 3.63%, 07/25/45 (b),(e),(f),(h)	3,781,784	3,727,705
Westgate Resorts LLC, Series 2014-1A, Class C, 5.50%, 12/20/26 (b),(e),(g)	1,914,095	1,904,525

Total United States		60,324,292

TOTAL ASSET-BACKED SECURITIES (COST $131,530,281)		127,995,906

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value
CONVERTIBLE BONDS — 0.6%
France — 0.3%
Communications Equipment — 0.3%
Alcatel Lucent SR REG S, 4.25%, 07/01/18 (b)	72,400,000	EUR	3,553,220

Total France			3,553,220

Spain — 0.3%
Wireless Telecommunication Services — 0.3%
Telefonica Participacion Co. REG S, 4.90%, 09/25/17 (b)	3,600,000	EUR	3,604,792

Total Spain			3,604,792

TOTAL CONVERTIBLE BONDS (COST $7,848,884)			7,158,012

BANK LOANS — 1.0%
Netherlands — 0.1%
Exploration & Production — 0.1%
Endeavour International Holding BV, 11.00%, 01/02/17 (b),(f),(g)	$3,106,760		714,555

Total Netherlands			714,555

United Kingdom — 0.0%
Transportation & Logistics — 0.0%
Ceva Group PLC, 6.50%, 03/19/21 (b),(f),(g)	105,664		86,644
Ceva Intercompany BV, 6.50%, 03/19/21 (b),(f),(g)	109,477		89,771
Ceva Logistics Canada, 6.50%, 03/19/21 (b),(f),(g)	18,875		15,478
Ceva Logistics U.S. Holdings, 6.50%, 03/19/21 (b),(f),(g)	151,003		123,822

Total United Kingdom			315,715

United States — 0.9%
Financial Services — 0.7%
MF Global Finance USA, Inc., 06/15/16 (b),(f),(g),(i)	30,349,802		10,243,058

Pipeline — 0.0%
NGPL PipeCo LLC, 6.75%, 09/15/17 (b),(f),(g)	29,732		28,022

Publishing & Broadcasting — 0.1%
Clear Channel Communications, 7.17%, 01/30/19 (b),(f),(g)	120,538		84,119
LBI Media, Inc., 8.25%, 03/31/18 (b),(f),(g)	837,278		837,278

			921,397

Wireless Telecommunication Services — 0.1%
New Lightsquared LLC, 9.75%, 06/15/20 (b),(f),(g)	1,072,010		978,209

Total United States			12,170,686

TOTAL BANK LOANS (COST $15,118,685)			13,200,956

CORPORATE BONDS & NOTES — 5.7%
Brazil — 0.2%
Integrated Oils — 0.2%
Petrobras Global Finance BV,
4.88%, 03/17/20	1,604,000		1,203,000
6.85%, 06/05/15	2,635,000		1,706,163

Total Brazil			2,909,163

Canada — 0.1%
Aerospace & Defense — 0.0%
Bombardier, Inc., 7.50%, 03/15/25 (b),(e),(g)	650,000		455,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value
Electrical Equipment Manufacturing — 0.0%
NCSG Crane & Heavy Haul Services, Inc., 9.50%, 08/15/19 (b),(e)	$142,000		$60,705

Publishing & Broadcasting — 0.1%
Postmedia Network, Inc., 12.50%, 07/15/18 (b),(c)	1,314,000		1,185,885

Total Canada			1,701,590

Ecuador — 0.1%
Refining & Marketing — 0.1%
EP PetroEcuador via Noble Sovereign Funding I Ltd. REG S, 6.22%, 09/24/19 (f)	1,572,631		1,289,558

Total Ecuador			1,289,558

France — 0.4%
Oil & Gas Services — 0.1%
CGG SA,
6.50%, 06/01/21 (b)	1,300,000		578,500
6.88%, 01/15/22 (b)	900,000		369,000

			947,500

Property & Casualty Insurance — 0.1%
Groupama SA REG S, 6.38% (b),(f),(j)	1,400,000	EUR	1,468,199

Publishing & Broadcasting — 0.2%
PagesJaunes Finance & Co. SCA REG S, 8.88%, 06/01/18 (b)	3,300,000	EUR	2,583,552

Total France			4,999,251

Germany — 0.2%
Banks — 0.2%
HSH Nordbank AG REG S,
MTN, 0.72%, 02/14/17 (b),(f)	1,749,000	EUR	1,717,381
MTN, 0.76%, 02/14/17 (b),(f)	1,234,000	EUR	1,213,784

Total Germany			2,931,165

Ireland — 0.1%
Banks — 0.1%
UT2 Funding PLC, 5.32%, 06/30/16 (b)	1,350,000	EUR	1,485,451

Total Ireland			1,485,451

Poland — 0.1%
Food & Beverage — 0.1%
CEDC Finance Corp. International, Inc., 10.00%, 04/30/18 (b),(f),(k)	$1,390,245		1,188,659

Total Poland			1,188,659

Sweden — 0.1%
Chemicals — 0.1%
Perstorp Holding AB,
8.75%, 05/15/17 (b),(e)	598,000		592,020
11.00%, 08/15/17 (b),(e)	241,000		226,540

Total Sweden			818,560

United Kingdom — 0.1%
Transportation & Logistics — 0.1%
Algeco Scotsman Global Finance PLC,
8.50%, 10/15/18 (b),(e)	287,000		240,362
9.00%, 10/15/18 (b)	100,000	EUR	88,576
10.75%, 10/15/19 (b),(e)	$137,000		53,430
CEVA Group PLC, 4.00%, 05/01/18 (b),(e)	1,553,412		1,304,866

Total United Kingdom			1,687,234

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
United States — 4.2%
Cable & Satellite — 0.2%
Neptune Finco Corp., 10.13%, 01/15/23 (b),(e)	$569,000	$593,182
WideOpenWest Finance LLC / WideOpenWest Capital Corp., 10.25%, 07/15/19 (b),(c)	2,475,000	2,337,019

		2,930,201

Casinos & Gaming — 0.4%
Caesars Entertainment Operating Co., Inc.,
12/15/18 (a),(b),(i)	1,989,692	591,934
02/01/16 (a),(b),(i)	15,000	3,825
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (b),(c),(e)	1,821,000	1,861,972
Golden Nugget Escrow, Inc., 8.50%, 12/01/21 (b),(c),(e)	665,000	668,325
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 03/15/19 (b),(e)	545,000	550,450
International Game Technology PLC, 6.50%, 02/15/25 (b),(e)	994,000	874,720

		4,551,226

Commercial Finance — 0.1%
NewStar Financial, Inc., 7.25%, 05/01/20 (b),(c)	985,000	955,450

Construction Materials Manufacturing — 0.0%
NWH Escrow Corp., 7.50%, 08/01/21 (b),(c),(e)	420,000	336,000

Consumer Finance — 0.1%
DFC Finance Corp., 10.50%, 06/15/20 (b),(e)	2,172,000	1,281,480
First Data Corp., 7.00%, 12/01/23 (b),(e)	481,000	481,000

		1,762,480

Consumer Services — 0.0%
Sotheby’s, 5.25%, 10/01/22 (b),(c),(e)	560,000	509,600

Department Store — 0.1%
Neiman Marcus Group LTD, Inc., PIK, 8.75%, 10/15/21 (b),(c),(d),(e)	1,171,000	726,020

Entertainment Contents — 0.1%
DreamWorks Animation SKG, Inc., 6.88%, 08/15/20 (b),(c),(e)	360,000	354,600
Production Resource Group, Inc., 8.88%, 05/01/19 (b)	1,554,000	1,149,960

		1,504,560

Financial Services — 0.7%
MF Global Holdings Ltd.,
02/01/16 (a),(b),(g),(i)	18,579,000	4,133,827
08/01/18 (a),(b),(g),(i)	4,776,000	1,062,660
08/08/16 (a),(b),(g),(i)	4,013,000	892,893
ROC Finance LLC / ROC Finance 1 Corp., 12.13%, 09/01/18 (b),(c),(e)	2,154,000	2,250,930

		8,340,310

Forest & Paper Products Manufacturing — 0.1%
Resolute Forest Products, Inc., 5.88%, 05/15/23 (b),(c),(d)	938,000	682,395

Hardware — 0.2%
Everi Payments, Inc., 10.00%, 01/15/22 (b),(c)	1,401,000	1,232,880
Real Alloy Holding, Inc., 10.00%, 01/15/19 (b),(c),(e)	1,057,000	1,072,194

		2,305,074

Health Care Facilities/Services — 0.3%
inVentiv Health, Inc., 10.00%, 08/15/18 (b),(c)	1,307,000	1,293,930
Kindred Healthcare, Inc.,
8.00%, 01/15/20 (b),(d)	609,000	569,415
8.75%, 01/15/23 (b)	338,000	310,960
Tenet Healthcare Corp., 8.13%, 04/01/22 (b)	75,000	74,813
Universal Hospital Services, Inc., 7.63%, 08/15/20 (b),(c)	1,946,000	1,826,807

		4,075,925

Manufactured Goods — 0.0%
Wise Metals Group LLC / Wise Alloys Finance Corp., 8.75%, 12/15/18 (b),(e)	326,000	246,945

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value
Metals & Mining — 0.0%
Aleris International, Inc., 7.63%, 02/15/18 (b)	$213,000		$181,050

Pharmaceuticals — 0.0%
Valeant Pharmaceuticals International, Inc.,
7.25%, 07/15/22 (b),(e)	126,000		123,165
7.50%, 07/15/21 (b),(e)	144,000		143,640

			266,805

Pipeline — 0.3%
Energy Transfer Equity LP, 5.50%, 06/01/27 (b),(c)	1,660,000		1,261,600
Kinder Morgan, Inc., MTN, 8.05%, 10/15/30 (b)	674,000		655,472
NGPL PipeCo LLC, 7.12%, 12/15/17 (b),(e)	514,000		478,020
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23 (b),(c)	1,092,000		958,230
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.75%, 03/15/24 (b),(e)	398,000		339,295

			3,692,617

Power Generation — 0.0%
NRG Energy, Inc., 6.25%, 05/01/24 (b),(d)	546,000		458,749

Publishing & Broadcasting — 0.6%
American Media, Inc., 11.50%, 12/15/17 (b),(d)	1,860,000		1,832,100
LBI Media, Inc.,
10.00%, 04/15/19 (b),(e)	2,432,000		2,334,720
13.50%, 04/15/20 (b),(e)	644,146		618,380
Lee Enterprises, Inc., 9.50%, 03/15/22 (b),(c),(d),(e)	1,769,000		1,627,480
McClatchy Co., 9.00%, 12/15/22 (b)	285,000		253,650
Time, Inc., 5.75%, 04/15/22 (b),(c),(e)	1,705,000		1,560,075

			8,226,405

Retail—Consumer Discretionary — 0.7%
Claire’s Stores, Inc.,
6.13%, 03/15/20 (b),(e)	204,000		110,160
9.00%, 03/15/19 (b),(e)	3,066,000		1,854,930
DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.00%, 06/01/21 (b),(e)	6,222,000		5,537,580
Ferrellgas LP / Ferrellgas Finance Corp.,
6.50%, 05/01/21 (b)	476,000		404,600
6.75%, 06/15/23 (b),(c),(e)	917,000		747,355

			8,654,625

Software & Services — 0.1%
iPayment, Inc., 9.50%, 12/15/19 (b),(c),(e)	1,274,209		1,321,992

Wireline Telecommunication Services — 0.2%
Frontier Communications Corp., 9.00%, 08/15/31 (b)	2,750,000		2,330,625

Total United States			54,059,054

Venezuela — 0.1%
Integrated Oils — 0.1%
Petroleos de Venezuela SA REG S, 6.00%, 11/15/26	3,305,000		1,214,588

Total Venezuela			1,214,588

TOTAL CORPORATE BONDS & NOTES (COST $82,086,304)			74,284,273

SOVEREIGN DEBT — 3.8%
Argentine Republic Government International Bond,
12/31/33 (a),(i)	3,297,144	EUR	3,771,288
12/31/33 (a),(i)	$3,384,520		3,892,198
06/02/17 (a),(i)	1,974,873		2,256,292
Deutsche Bundesrepublik Inflation Linked Bond REG S, 0.10%, 04/15/26 (b)	1,009,040	EUR	1,152,009
France Government Bond OAT REG S, 0.10%, 03/01/25 (b)	1,251,663	EUR	1,393,031

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value
Hellenic Republic Government Bond REG S,
3.00%, 02/24/23—02/24/42 (f),(k)	$5,843,000		$3,976,463
3.38%, 07/17/17 (e)	1,179,000	EUR	1,204,747
4.75%, 04/17/19 (e)	3,152,000	EUR	3,141,124
Japan Treasury Discount Bill, 0.00%, 03/22/16 (b),(n)	1,200,000,000	JPY	9,984,166
Kazakhstan Government International Bond REG S, MTN, 5.13%, 07/21/25	$578,000		569,631
Mexican Bonos, 10.00%, 12/05/24 (b)	38,950,000	MXN	2,844,992
Mexico Government International Bond, 4.00%, 10/02/23	$1,164,000		1,179,132
Pakistan Government International Bond REG S, 6.75%, 12/03/19	1,455,000		1,473,928
Republic of Cyprus REG S, 3.88%, 05/06/22	1,224,000	EUR	1,382,732
Republic of Indonesia REG S, 4.75%, 01/08/26	$293,000		289,385
Republic of Iraq REG S, 5.80%, 01/15/28	1,106,000		744,382
Republic of Sri Lanka REG S, 6.85%, 11/03/25	1,054,000		992,844
Republic of Venezuela REG S, 5.75%, 02/26/16	2,879,500		2,584,351
Russian Federation REG S, 5.63%, 04/04/42	2,400,000		2,270,400
United Kingdom Gilt Inflation Linked Bond REG S, 0.13%, 03/22/24 (b)	2,355,034	GBP	3,680,932

TOTAL SOVEREIGN DEBT (COST $47,710,889)			48,784,027

MORTGAGE-BACKED SECURITIES — 24.5%
Cayman Islands — 1.4%
Collateralized Debt Obligation (Commercial) — 1.0%
Cobalt Commercial Mortgage, Series 2005-1A, Class B, 0.83%, 05/25/45 (b),(e),(f)	$462,862		453,605
Gramercy Real Estate CDO Ltd., Series 2007-1A, Class A1, 0.64%, 08/15/56 (b),(e),(f)	1,447,900		1,353,786
Marathon Real Estate CDO Ltd., Series 2006-1A, Class B, 0.85%, 05/25/46 (b),(e),(f)	273,000		262,899
N-Star REL CDO VI Ltd., Series 2006-6A, Class B, 0.96%, 06/16/41 (b),(e),(f)	1,936,000		1,655,280
NorthStar Real Estate CDO Ltd., Series 2013-1A, Class B, 5.42%, 08/25/29 (b),(e),(f)	1,000,000		1,000,700
RAIT CRE CDO I Ltd., Series 2006-1A, Class A2, 0.75%, 11/20/46 (b),(e),(f)	474,000		417,120
Resource Capital Corp. Ltd.,
Series 2014-CRE2, Class B, 2.85%, 04/15/32 (b),(e),(f)	1,329,000		1,290,459
Series 2015-CRE3, Class D, 4.35%, 03/15/32 (b),(e),(f)	2,100,000		2,096,010
SRERS Funding Ltd., Series 2011-RS, Class A1B1, 0.54%, 05/09/46 (b),(e),(f)	4,841,107		4,700,715

			13,230,574

Commercial Mortgage-Backed Securities — 0.4%
PFP III Ltd., Series 2014-1, Class D, 4.44%, 06/14/31 (b),(e),(f)	5,300,000		5,280,390

Total Cayman Islands			18,510,964

United States — 23.1%
Collateralized Mortgage Obligation (Residential) — 11.6%
Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.84%, 05/25/35 (b),(f)	1,577,018		1,552,732
Banc of America Alternative Loan Trust, Series 2005-6, Class 2CB2, 6.00%, 07/25/35 (b)	605,316		570,874
Banc of America Funding Corp.,
Series 2006-A, Class 3A2, 2.88%, 02/20/36 (b),(f)	1,038,187		857,647
Series 2006-H, Class 2A3, 2.87%, 09/20/46 (b),(f)	4,890,406		4,169,072
Series 2006-I, Class 6A1, 0.59%, 10/20/46 (b),(f)	648,835		502,847
Bellemeade Re Ltd., Series 2015-1A, Class M2, 4.72%, 07/25/25 (b),(e),(f),(g)	362,000		358,995
Chase Mortgage Finance Trust, Series 2007-A2, Class 3A2, 2.69%, 07/25/37 (b),(f)	408,671		383,619
Citicorp Mortgage Securities Trust,
Series 2006-3, Class 1A10, 6.25%, 06/25/36 (b)	2,865,549		2,875,005
Series 2007-1, Class 1A3, 5.75%, 01/25/37 (b)	352,451		353,684
Connecticut Avenue Securities,
Series 2014-C01, Class M2, 4.82%, 01/25/24 (b),(f)	390,000		384,969
Series 2014-C02, Class 1M2, 3.02%, 05/25/24 (b),(f),(h)	7,651,567		6,678,288
Series 2014-C02, Class 2M2, 3.02%, 05/25/24 (b),(f)	176,000		157,150
Series 2014-C03, Class 2M2, 3.32%, 07/25/24 (b),(f),(h)	23,987,452		21,730,233
Series 2014-C03, Class 1M2, 3.42%, 07/25/24 (b),(f),(h)	10,739,817		9,663,687
Series 2014-C04, Class 1M2, 5.32%, 11/25/24 (b),(f),(h)	371,000		368,143
Series 2014-C04, Class 2M2, 5.42%, 11/25/24 (b),(f),(h)	1,365,420		1,365,420
Series 2015-C01, Class 1M2, 4.72%, 02/25/25 (b),(f),(h)	11,277,682		10,869,430
Series 2015-C01, Class 2M2, 4.97%, 02/25/25 (b),(f),(h)	16,108,671		16,142,499
Series 2015-C02, Class 1M2, 4.22%, 05/25/25 (b),(f),(h)	6,863,650		6,486,149
Series 2015-C02, Class 2M2, 4.42%, 05/25/25 (b),(f),(h)	3,001,000		2,834,144

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A17, 6.00%, 06/25/35 (b)	$1,118,879	$1,096,501
Series 2005-J2, Class 1A5, 0.92%, 04/25/35 (b),(f)	814,052	704,155
Countrywide Asset-Backed Certificates, Series 2006-BC4, Class 2A2, 0.58%, 11/25/36 (b),(f)	1,992,729	1,873,962
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 08/25/35 (b)	183,162	169,462
Federal National Mortgage Association, 3.50%, 01/01/46 (b),(l)	8,500,000	8,792,400
Gramercy Real Estate CDO, Series 2006-1A, Class E, 1.02%, 07/25/41 (b),(e),(f)	1,127,000	1,008,665
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 2.74%, 09/25/35 (b),(f)	361,854	344,014
JP Morgan Alternative Loan Trust,
Series 2005-A2, Class 1A1, 0.94%, 01/25/36 (b),(f)	112,005	104,355
Series 2006-S4, Class A6, 5.71%, 12/25/36 (b),(f)	302,254	288,471
Series 2006-S4, Class A3A, 5.78%, 12/25/36 (b),(f)	510,744	481,478
JP Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class AF3 SEQ, 5.06%, 11/25/36 (b),(f)	389,870	395,094
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A6, 2.73%, 07/25/35 (b),(f)	249,722	238,410
Morgan Stanley Mortgage Loan Trust, Series 2005-11AR, Class A1, 0.70%, 01/25/36 (b),(f)	945,390	701,952
RALI Trust, Series 2005-QA13, Class 2A1, 3.65%, 12/25/35 (b),(f)	1,320,045	1,121,378
Structured Agency Credit Risk,
Series 2013-DN2, Class M2, 4.67%, 11/25/23 (b),(f),(h)	17,722,350	17,518,543
Series 2014-DN1, Class M3, 4.92%, 02/25/24 (b),(f),(h)	3,346,943	3,303,768
Series 2014-DN4, Class M3, 4.97%, 10/25/24 (b),(f),(h)	3,299,885	3,262,596
Series 2014-HQ2, Class M3, 4.17%, 09/25/24 (b),(f),(h)	3,909,266	3,600,825
Series 2015-DN1, Class M3, 4.57%, 01/25/25 (b),(f),(h)	4,179,285	4,085,251
Series 2015-DNA1, Class M3, 3.72%, 10/25/27 (b),(f)	277,415	260,465
Series 2015-HQ1, Class M3, 4.22%, 03/25/25 (b),(f),(h)	1,834,334	1,756,742
Series 2015-HQA1, Class B, 9.22%, 03/25/28 (b),(f),(g)	2,600,000	2,331,420
Structured Asset Securities Corp. Trust, Series 2005-4XS, Class 1A3, 5.00%, 03/25/35 (b),(f)	150,461	151,228
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 3A1A, 1.18%, 09/25/46 (b),(f)	6,331,399	5,056,889
Series 2007-OA6, Class 1A, 1.07%, 07/25/47 (b),(f)	1,544,023	1,266,562
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-9, Class 1A12, 5.50%, 10/25/35 (b)	107,603	107,840
Series 2006-13, Class A5, 6.00%, 10/25/36 (b)	377,143	382,951
Series 2007-12, Class A6, 5.50%, 09/25/37 (b)	239,994	242,826
Series 2007-14, Class 1A1, 6.00%, 10/25/37 (b)	901,253	887,194
Series 2007-16, Class 1A7, 6.00%, 12/28/37 (b)	268,268	272,319

		150,112,303

Commercial Mortgage-Backed Securities — 9.7%
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 3.83%, 09/15/26 (b),(e),(f)	900,000	900,000
Series 2014-ICTS, Class E, 3.28%, 06/15/28 (b),(e),(f)	900,000	897,930
Series 2014-INLD, Class D, 3.70%, 12/15/29 (b),(e),(f)	2,000,000	1,993,600
BAMLL Mezzanine Securities Trust, Series 2015-ASMB, Class MZB, 9.12%, 01/09/17 (b),(e),(f),(g)	11,925,000	11,948,850
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AJ, 5.63%, 04/10/49 (f),(h)	1,069,965	1,027,487
BBCMS Trust, Series 2015-RRMZ, Class M1, 6.20%, 05/15/20 (b),(e),(f),(g)	2,900,000	2,900,000
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10, Class AJ, 5.49%, 12/11/40 (b),(f)	6,905,881	6,836,822
Series 2006-PW14, Class B, 5.33%, 12/11/38 (b),(e)	320,000	297,888
Series 2006-T24, Class AJ, 5.60%, 10/12/41 (f)	2,796,822	2,805,772
Series 2007-PW15, Class AM, 5.36%, 02/11/44 (h)	2,643,321	2,689,579
Series 2007-PW15, Class AMFX, 5.36%, 02/11/44 (e),(h)	1,145,958	1,168,992
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class E, 4.08%, 08/15/26 (b),(e),(f)	1,000,000	997,100
CD Commercial Mortgage Trust, Series 2007-CD4, Class AJ, 5.40%, 12/11/49 (b),(f)	3,628,000	2,974,960
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class DPB, 4.18%, 12/15/27 (b),(e),(f)	3,450,000	3,382,725
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 3.33%, 02/15/31 (b),(e),(f),(h)	1,590,000	1,565,514
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class AJ, 5.48%, 10/15/49	1,757,343	1,735,552
Series 2007-C6, Class AM, 5.71%, 12/10/49 (f)	478,084	492,331
Series 2015-GC29, Class D, 3.11%, 04/10/48 (b),(e),(h)	1,695,000	1,185,822
Citigroup Mortgage Loan Trust, Inc., Series 2015-SHP2, Class E, 4.68%, 07/15/27 (b),(e),(f)	500,000	495,550

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class AM SEQ, 5.25%, 08/15/48 (h)	$1,732,785	$1,756,178
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.04%, 12/10/49 (f),(h)	2,647,992	2,534,393
Commercial Mortgage Trust,
Series 2000-C1, Class G, 6.85%, 08/15/33 (b),(e),(f)	359,238	362,220
Series 2006-C7, Class AJ, 5.79%, 06/10/46 (f)	3,330,458	3,113,978
Series 2006-C8 SEQ, Class AJ, 5.38%, 12/10/46	855,403	846,421
Series 2007-C9, Class G, 5.80%, 12/10/49 (b),(e),(f)	1,100,000	1,075,470
Series 2014-TWC, Class E, 3.45%, 02/13/32 (b),(e),(f)	2,000,000	1,985,000
Series 2015-CR23, Class D, 4.26%, 05/10/48 (b),(f)	294,000	226,586
Credit Suisse Commercial Mortgage Trust,
Series 2006-C5, Class AJ, 5.37%, 12/15/39	773,565	726,145
Series 2007-C1, Class AMFX, 5.42%, 02/15/40 (h)	2,248,287	2,291,904
Series 2007-C1, Class AM, 5.42%, 02/15/40 (b),(h)	1,614,733	1,642,345
Series 2007-C2, Class AJ, 5.60%, 01/15/49 (b),(f),(h)	2,542,415	2,484,956
Series 2007-C5, Class AM, 5.87%, 09/15/40 (f),(h)	1,126,578	1,135,140
Series 2007-C5, Class A1AM, 5.87%, 09/15/40 (f),(h)	1,076,886	1,092,501
Series 2015-SAND, Class F, 5.03%, 08/15/30 (b),(e),(f)	2,441,000	2,433,433
Credit Suisse Mortgage Trust,
Series 2006-C4, Class AJ, 5.54%, 09/15/39 (f),(h)	2,484,291	2,483,049
Series 2007-C1, Class AMFL, 0.54%, 02/15/40 (b),(f)	39,000	35,549
Series 2015-DEAL, Class E, 4.33%, 04/15/29 (b),(e),(f)	2,500,000	2,489,750
Federal Home Loan Mortgage Corp., Series K043, Class X3, 1.64%, 02/25/43 (b),(f)	2,075,000	215,178
FREMF Mortgage Trust,
Series 2015-K50, Class B, 3.78%, 08/25/25 (e),(f),(h)	571,700	493,663
Series 2015-K721, Class C, 3.68%, 11/25/47 (e),(f)	289,014	224,217
GS Mortgage Securities Corp. III, Series 2005-GG4, Class D, 4.94%, 07/10/39 (b),(f)	72,000	70,920
GS Mortgage Securities Trust,
Series 2006-GG6, Class D, 5.67%, 04/10/38 (b),(f)	807,000	805,144
Series 2007-GG10, Class AM, 5.79%, 08/10/45 (f),(h)	3,832,301	3,756,038
Hilton Mortgage Trust, Series 2014-ORL, Class F, 4.08%, 07/15/29 (e),(f)	1,410,840	1,393,487
Hilton USA Trust,
Series 2013-HLF, Class EFL, 4.02%, 11/05/30 (b),(e),(f)	1,296,602	1,289,730
Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (b),(e),(f)	1,700,000	1,688,270
Series 2014-ORL, Class E, 3.58%, 07/15/29 (b),(e),(f),(h)	810,000	794,529
Irvine Core Office Trust, Series 2013-IRV, Class F, 3.17%, 05/15/48 (e),(f)	370,175	303,914
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB13, Class AJ, 5.38%, 01/12/43 (b),(f)	1,749,604	1,705,864
Series 2006-CB14, Class AJ, 5.54%, 12/12/44 (f)	901,005	895,869
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (f),(h)	1,381,896	1,389,496
Series 2007-LD11, Class AM, 5.77%, 06/15/49 (f),(h)	3,646,870	3,731,113
Series 2014-BXH, Class E, 4.08%, 04/15/27 (b),(e),(f)	600,000	598,740
Series 2014-C20, Class D, 4.57%, 07/15/47 (b),(e),(f)	225,000	176,850
Series 2014-CBM, Class E, 4.18%, 10/15/29 (b),(e),(f)	900,000	892,530
Series 2015-CSMO, Class E, 4.28%, 01/15/32 (b),(e),(f)	2,600,000	2,584,140
Series 2015-CSMO, Class D, 3.63%, 01/15/32 (b),(e),(f)	800,000	792,960
JP Morgan Chase Commercial Mortgage Trust, Series 2014-INN, Class E, 3.93%, 06/15/29 (b),(e),(f)	1,500,000	1,497,300
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class D, 3.74%, 10/15/48 (b),(e),(f)	300,000	213,810
JPMCC Commercial Mortgage Securities Trust, Series 2014-FRR1, Class B707, 2.01%, 01/27/47 (b),(e),(g)	316,000	275,457
LB UBS Commercial Mortgage Trust, Series 2008-C1, Class AM, 6.09%, 04/15/41 (f)	720,490	747,797
LSTAR Commercial Mortgage Trust, Series 2015-3, Class D, 3.33%, 04/20/48 (b),(e),(f)	435,000	308,459
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AM, 5.84%, 06/12/50 (f),(h)	3,724,616	3,767,077
ML-CFC Commercial Mortgage Trust,
Series 2007-7, Class AM, 5.74%, 06/12/50 (f),(h)	3,688,494	3,699,559
Series 2007-8, Class AMA, 5.88%, 08/12/49 (f),(h)	3,604,266	3,691,129
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class D, 3.25%, 12/15/47 (b),(e)	352,000	256,291
Series 2015-C21, Class D, 4.16%, 03/15/48 (b),(e),(f),(h)	2,819,000	2,257,173
Series 2015-C23, Class D, 4.14%, 07/15/50 (b),(e),(f)	310,000	243,443

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
Series 2007-IQ14, Class AM, 5.68%, 04/15/49 (f),(h)	$2,981,904	$3,051,979
Series 2007-IQ14, Class AMFX, 5.68%, 04/15/49 (f),(h)	689,781	707,991
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class D, 5.56%, 12/15/44 (b),(f),(g)	114,000	112,005
Series 2005-C22, Class B, 5.56%, 12/15/44 (b),(f)	270,000	269,676
Series 2006-C27, Class AJ, 5.83%, 07/15/45 (f)	1,707,339	1,705,119
Series 2006-C29, Class AJ, 5.37%, 11/15/48 (f),(h)	939,046	931,346
Series 2006-C29, Class B, 5.43%, 11/15/48 (b),(f)	555,000	536,740
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(e)	190,000	141,075
Series 2015-LC20, Class D, 4.37%, 04/15/50 (b),(e),(f),(h)	2,125,000	1,678,962

		124,906,532

Interest Only Commercial Mortgage-Backed Securities — 1.8%
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class XA, 1.17%, 04/10/48 (b),(f),(h)	13,207,830	966,813
Series 2015-GC35, Class XA, 1.06%, 11/10/48 (f)	2,852,683	170,876
Commercial Mortgage Trust,
Series 2014-UBS4, Class XA, 1.27%, 08/10/47 (b),(f),(h)	70,674,228	4,989,600
Series 2014-UBS5, Class XA, 1.10%, 09/10/47 (b),(f)	10,887,013	634,713
Series 2015-CR23, Class XA, 1.01%, 05/10/48 (b),(f)	7,620,220	468,644
Series 2015-CR27, Class XA, 1.18%, 10/10/48 (f),(h)	3,665,120	274,884
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class XA, 0.97%, 04/15/50 (b),(f)	6,732,438	414,045
Series 2015-C2, Class XA, 0.90%, 06/15/57 (b),(f),(h)	25,334,756	1,449,148
Series 2015-C3, Class XA, 0.89%, 08/15/48 (b),(f)	6,473,456	353,451
Series 2015-C4, Class XA, 0.96%, 11/15/48 (f),(h)	11,582,380	751,696
GS Mortgage Securities Trust,
Series 2014-GC24, Class XA, 0.88%, 09/10/47 (b),(f),(h)	23,587,352	1,224,184
Series 2015-GC32, Class XA, 0.91%, 07/10/48 (b),(f)	5,437,989	312,684
Series 2015-GC34, Class XA, 1.38%, 10/10/48 (f),(h)	5,785,603	554,839
Series 2016-GS1, Class XA, 0.85%, 11/10/48 (f)	5,335,935	334,030
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 0.98%, 09/15/47 (b),(f)	8,138,246	481,784
Series 2015-C30, Class XA, 0.72%, 07/15/48 (b),(f)	11,986,559	504,634
Series 2015-C32, Class XA, 1.53%, 11/15/48 (f),(h)	10,224,135	820,998
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class XA, 1.27%, 08/15/47 (b),(f)	13,387,733	894,301
Series 2014-C19, Class XA, 1.16%, 12/15/47 (b),(f),(h)	21,399,245	1,375,971
Series 2015-C22, Class XA, 1.18%, 04/15/48 (b),(f)	25,922,268	1,884,549
Series 2015-C23, Class XA, 0.77%, 07/15/50 (b),(f),(h)	26,792,169	1,197,610
Series 2015-C25, Class XA, 1.16%, 10/15/48 (b),(f)	4,127,549	323,600
Series 2015-C27, Class XA, 1.06%, 12/15/47 (f)	2,824,522	198,846
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA, 1.14%, 12/15/48 (b),(f)	5,607,000	385,762
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28, Class XA, 0.78%, 05/15/48 (b),(f),(h)	16,871,000	848,611
Series 2015-C29, Class XA, 0.78%, 06/15/48 (b),(f),(h)	30,795,601	1,539,780
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, 0.95%, 09/15/57 (b),(f)	5,373,993	307,392

		23,663,445

Total United States		298,682,280

TOTAL MORTGAGE-BACKED SECURITIES (COST $325,807,491)		317,193,244

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 1.7%

United States — 1.7%
Interest Only Collateralized Mortgage Obligations — 1.0%
Federal Home Loan Mortgage Corp.,
Series 4123, Class IP, 4.50%, 07/15/42 (b)	4,353,143	956,821
Series 4141, Class HI, 3.50%, 10/15/42 (b)	10,887,737	1,881,401
Series 4172, Class PI, 3.00%, 07/15/40 (b)	17,098,434	1,564,507

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
Series 4257, Class IK, 4.00%, 12/15/42 (b)	$11,553,049	$2,386,860
Federal National Mortgage Association,
Series 2012-12, Class PI, 4.50%, 08/25/40 (b)	10,923,480	1,808,928
Series 2012-148, Class CI, 3.00%, 11/25/42 (b)	15,270,138	1,595,729
Series 2013-54, Class IN, 3.50%, 03/25/43 (b)	12,795,899	1,976,967
Series 2013-83, Class PI, 3.00%, 10/25/41 (b)	7,918,456	753,045

		12,924,258

Inverse Interest Only Collateralized Mortgage Obligations — 0.7%
Federal Home Loan Mortgage Corp.,
Series 4094, Class SK, 5.72%, 08/15/42 (b),(f)	1,330,290	313,416
Series 4132, Class ES, 5.82%, 11/15/42 (b),(f)	4,642,029	1,042,136
Federal National Mortgage Association,
Series 2012-111, Class ES, 5.73%, 12/25/41 (b),(f)	8,665,148	1,700,102
Series 2015-13, Class ST, 5.18%, 03/25/45 (b),(f),(g)	6,515,443	1,275,072
Government National Mortgage Association,
Series 2009-101, Class SB, 6.05%, 08/20/39 (b),(f)	2,612,883	349,342
Series 2009-106, Class SL, 5.70%, 04/20/36 (b),(f),(g)	5,562,577	953,982
Series 2011-56, Class SI, 6.25%, 04/20/41 (b),(f)	2,299,430	423,095
Series 2015-148, Class SL, 5.28%, 10/20/45 (b),(f),(g)	8,640,254	1,968,250
Series 2015-161, Class AS, 5.80%, 11/20/45 (b),(f),(g)	4,142,607	993,397

		9,018,792

Total United States		21,943,050

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $21,930,968)		21,943,050

UNITED STATES TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Inflation Indexed Notes, 0.38%, 07/15/25 (b)	16,548,510	15,994,466

TOTAL UNITED STATES TREASURY OBLIGATIONS (COST $16,361,083)		15,994,466

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — 2.9%
iShares Russell 2000 ETF	12,829	1,443,391
Powershares QQQ Trust Series 1	17,732	1,983,502
SPDR Dow Jones International Real Estate ETF (b)	31,704	1,240,260
SPDR S&P 500 ETF Trust	138,660	28,271,387
Vanguard Global ex-U.S. Real Estate ETF (b)	38,218	1,952,940
Vanguard REIT ETF (b)	37,151	2,962,049

TOTAL EXCHANGE-TRADED FUNDS (COST $37,613,254)		37,853,529

INVESTMENT IN INVESTEE FUNDS — 3.3%
Cayman Islands — 3.3%
GCM Offshore Equity Partners LP	10,300	10,510,100
GCM Equity Partners LP	31,400	32,040,497

TOTAL INVESTMENT IN INVESTEE FUNDS (COST $41,700,000)		42,550,597

Security Description	Contracts	Value
PURCHASED OPTIONS — 0.2%
Exchange-Traded Call Options — 0.0%
Comerica, Inc. Strike Price 50.00 USD Expires 04/15/16	245	14,822
DAX Index Strike Price 10,700.00 EUR Expires 01/15/16	46	59,239
Electrolux AB Strike Price 255.00 SEK Expires 01/15/16	202	24
Electrolux AB Strike Price 250.00 SEK Expires 03/18/16	303	—
Euro Stoxx 50 Strike Price 3,300.00 EUR Expires 02/19/16	22	21,446
Euro Stoxx 50 Strike Price 3,250.00 EUR Expires 01/15/16	45	40,492
Euro Stoxx 50 Strike Price 3,300.00 EUR Expires 01/15/16	10	5,119

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Contracts	Value
iShares 20+ Year Treasury Bond Strike Price 123.00 USD Expires 02/19/16	254	$29,464
iShares Russell 2000 ETF Strike Price 120.00 USD Expires 12/31/15	1,159	8,113
iShares Russell 2000 ETF Strike Price 121.00 USD Expires 03/18/16	248	17,360
Liberty Global PLC Strike Price 62.50 USD Expires 01/15/16	369	—
Liberty Global PLC Strike Price 60.00 USD Expires 01/15/16	634	—
Liberty Global PLC Strike Price 52.50 USD Expires 01/15/16	40	200
Liberty Global PLC Strike Price 55.00 USD Expires 01/15/16	101	505
Liberty Global PLC Strike Price 57.50 USD Expires 01/15/16	111	—
Nokia Oyj Strike Price 6.80 EUR Expires 01/15/16	579	5,663
Nokia Oyj Strike Price 7.40 EUR Expires 01/15/16	576	626
S&P 500 Index Strike Price 2,150.00 USD Expires 03/18/16	35	35,175
S&P 500 Index Strike Price 2,050.00 USD Expires 01/15/16	60	117,600
S&P 500 Index Strike Price 2,095.00 USD Expires 01/22/16	39	28,860
S&P 500 Index Strike Price 2,100.00 USD Expires 02/19/16	22	37,180
S&P 500 Index Strike Price 2,150.00 USD Expires 02/19/16	34	13,770
S&P 500 Index Strike Price 2,115.00 USD Expires 01/15/16	52	7,020
SAP SE Strike Price 74.00 EUR Expires 01/15/16	120	17,866
SAP SE Strike Price 76.00 EUR Expires 01/15/16	233	13,673
SPDR S&P 500 ETF Trust Strike Price 210.00 USD Expires 12/31/15	4,731	4,731
Time Warner Cable, Inc. Strike Price 195.00 USD Expires 01/15/16	71	3,373
Valeant Pharmaceuticals International Strike Price 110.00 USD Expires 01/15/16	298	70,030
Valeant Pharmaceuticals International Strike Price 115.00 USD Expires 01/15/16	132	17,820

		570,171

Exchange-Traded Put Options — 0.1%
FTSE 100 Index Strike Price 5,950.00 GBP Expires 02/19/16	9	8,425
iShares Russell 2000 ETF Strike Price 107.00 USD Expires 05/20/16	328	125,624
S&P 500 Index Strike Price 1,975.00 USD Expires 03/18/16	18	68,400
S&P 500 Index Strike Price 1,940.00 USD Expires 01/29/16	122	136,640
S&P 500 Index Strike Price 1,850.00 USD Expires 12/31/15	87	435
S&P 500 Index Strike Price 2,000.00 USD Expires 12/31/15	137	685
S&P 500 Index Strike Price 1,950.00 USD Expires 01/29/16	25	35,000
S&P 500 Index Strike Price 2,055.00 USD Expires 01/08/16	193	459,340
Telefonica SA Strike Price 9.89 EUR Expires 03/18/16	814	38,419
Telefonica SA Strike Price 9.89 EUR Expires 03/17/17	430	57,945
Valeant Pharmaceuticals International Strike Price 70.00 USD Expires 01/15/16	79	1,975

		932,888

OTC Call Options — 0.1%
Liberty Global, Inc. Strike Price 45.00 USD Expires 01/15/16 Counterparty Bank of America, N.A.	87,000	21,961
Mallinckrodt PLC Strike Price 80.00 USD Expires 01/15/16 Counterparty Morgan Stanley & Co. International plc	81,600	138,379
Valeant Pharmaceuticals International Strike Price 85.00 USD Expires 01/15/16 Counterparty Morgan Stanley & Co. International plc	32,600	573,839

		734,179

OTC Put Options — 0.0%
Financial Select Sector SPDR Strike Price 21.50 USD Expires 04/13/16 Counterparty Morgan Stanley & Co. International plc	245,800	58,012
iShares PHLX Semiconductor ETF Strike Price 87.00 USD Expires 01/20/17 Counterparty Morgan Stanley & Co. International plc	14,800	127,356
iShares PHLX Semiconductor ETF Strike Price 87.00 USD Expires 01/20/17 Counterparty Credit Suisse International	54,400	468,118
KOSPI 200 Index Strike Price 171.29 KRW Expires 01/12/17 Counterparty JPMorgan Chase Bank, N.A.	7,895,339	10,157
Charles Schwab Corp. Strike Price 31.00 USD Expires 01/15/16 Counterparty Deutsche Bank AG	166,900	37,295
SX5E Index Strike Price 2,399.39 EUR Expires 01/20/17 Counterparty JPMorgan Chase Bank, N.A.	123	9,329

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Contracts	Value
SX5E Index Strike Price 2,428.69 EUR Expires 01/20/17 Counterparty Credit Suisse International	120	$9,651

		719,918

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $5,156,274)		2,957,156

Security Description	Contracts	Value
SHORT TERM INVESTMENT—MONEY MARKET FUND — 10.9%
State Street Institutional Liquid Reserves Fund (b),(m)	141,150,824	141,150,824

TOTAL SHORT TERM INVESTMENT — MONEY MARKET FUND (COST $141,150,824)		141,150,824

TOTAL INVESTMENTS IN SECURITIES — 104.6% (COST $1,389,310,905) (o)		1,355,006,011

TOTAL SECURITIES SOLD SHORT — (29.2)% (PROCEEDS $402,891,340)		(378,391,815)

Other Assets (p) — 24.6%		318,566,176

Net Assets — 100.0%		$1,295,180,372

*	As of December 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$1,389,310,905

Gross unrealized appreciation		$23,627,536
Gross unrealized depreciation		(57,932,430)

Net unrealized depreciation		$(34,304,894)

Security Description	Shares	Value
SECURITIES SOLD SHORT — (29.2)%
COMMON STOCK — (21.3)%
Argentina — (0.0)%
Gaming, Lodging & Restaurants — (0.0)%
Arcos Dorados Holdings, Inc. A Shares	200	(622)

Total Argentina		(622)

Belgium — (0.0)%
Software — (0.0)%
Materialise NV ADR	1,400	(9,884)

Total Belgium		(9,884)

Bermuda — (0.1)%
Insurance — (0.1)%
RenaissanceRe Holdings Ltd.	3,600	(407,484)

Transportation & Logistics — (0.0)%
Golar LNG Ltd.	18,900	(298,431)

Total Bermuda		(705,915)

Brazil — (0.0)%
Banking — (0.0)%
Banco Bradesco SA ADR	1,500	(7,215)
Banco Santander Brasil SA ADR	7,800	(30,342)
Itau Unibanco Holding SA ADR	800	(5,208)

		(42,765)

Home & Office Products — (0.0)%
Gafisa SA ADR	600	(678)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Iron & Steel — (0.0)%
Cia Siderurgica Nacional SA ADR	95,700	$(93,394)

Passenger Transportation — (0.0)%
Gol Linhas Aereas Inteligentes SA ADR	50,400	(28,879)

Telecommunications — (0.0)%
Oi SA ADR	20,385	(9,448)

Utilities — (0.0)%
Centrais Eletricas Brasileiras SA ADR	800	(1,088)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	100	(460)
Cia Paranaense de Energia ADR	900	(5,283)
CPFL Energia SA ADR	600	(4,452)

		(11,283)

Total Brazil		(186,447)

Canada — (1.2)%
Apparel & Textile Products — (0.1)%
Gildan Activewear, Inc.	23,100	(656,502)

Automotive — (0.0)%
Westport Innovations, Inc.	12,100	(24,321)

Banking — (0.4)%
Bank of Montreal	2,900	(163,618)
Bank of Nova Scotia	6,700	(270,948)
Canadian Imperial Bank of Commerce	12,400	(816,788)
Royal Bank of Canada	5,700	(305,406)
Royal Bank of Canada	22,606	(1,211,415)
Toronto-Dominion Bank	62,800	(2,459,876)

		(5,228,051)

Biotechnology & Pharmaceuticals — (0.0)%
Aeterna Zentaris, Inc.	6,405	(28,695)
Arbutus Biopharma Corp.	24,900	(110,805)

		(139,500)

Chemicals — (0.0)%
BioAmber, Inc.	200	(1,236)

Consumer Products — (0.0)%
DavidsTea, Inc.	2,000	(24,780)

Design Manufacturing & Distribution — (0.0)%
Celestica, Inc.	1,400	(15,442)

Hardware — (0.1)%
Blackberry Ltd. (b)	70,508	(654,314)
Sierra Wireless, Inc.	1,900	(29,906)

		(684,220)

Industrial Services — (0.0)%
Ritchie Bros Auctioneers, Inc.	9,100	(219,401)

Insurance — (0.0)%
Manulife Financial Corp.	8,700	(130,326)
Sun Life Financial, Inc.	2,600	(81,120)

		(211,446)

Media — (0.0)%
Shaw Communications, Inc. B Shares	3,400	(58,446)

Medical Equipment/Devices — (0.0)%
Alpha Pro Tech Ltd.	100	(175)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Novadaq Technologies, Inc.	1,100	$(14,014)

		(14,189)

Metals & Mining — (0.1)%
B2GOLD Corp.	500	(510)
Endeavour Silver Corp.	7,400	(10,508)
First Majestic Silver Corp.	5,300	(17,331)
Franco-Nevada Corp.	8,800	(402,600)
NOVAGOLD Resources, Inc.	14,900	(62,729)
Pan American Silver Corp.	43,400	(282,100)
Pretium Resources, Inc.	100	(504)
Primero Mining Corp.	5,683	(12,957)
Seabridge Gold, Inc.	25,800	(213,882)
Tanzanian Royalty Exploration Corp.	1,700	(451)
Teck Resources Ltd.	5,300	(20,458)
Turquoise Hill Resources Ltd.	31,700	(80,518)
Yamana Gold, Inc.	11,300	(21,018)

		(1,125,566)

Oil, Gas & Coal — (0.1)%
Baytex Energy Corp.	5,600	(18,144)
Bellatrix Exploration Ltd.	1,300	(1,573)
Cenovus Energy, Inc.	11,700	(147,654)
Enbridge, Inc.	3,500	(116,165)
Encana Corp.	24,700	(125,723)
Enerplus Corp.	37,500	(128,250)
Pembina Pipeline Corp.	11,400	(248,064)
Pengrowth Energy Corp.	30,100	(22,069)
Penn West Petroleum Ltd.	6,500	(5,436)
Precision Drilling Corp.	23,800	(93,772)
TransCanada Corp.	21,300	(694,167)
Vermilion Energy, Inc.	1,300	(35,282)

		(1,636,299)

Real Estate — (0.0)%
Brookfield Asset Management, Inc. Class A	11,000	(346,830)

Renewable Energy — (0.0)%
Ballard Power Systems, Inc.	21,500	(33,540)
Hydrogenics Corp.	100	(877)

		(34,417)

Software — (0.1)%
Open Text Corp.	11,200	(536,816)
Sphere 3D Corp.	100	(151)

		(536,967)

Technology Services — (0.0)%
CGI Group, Inc. Class A	8,200	(328,246)

Telecommunications — (0.1)%
BCE, Inc.	18,600	(718,332)
Rogers Communications, Inc. B Shares	19,700	(678,862)
TELUS Corp.	200	(5,530)

		(1,402,724)

Transportation & Logistics — (0.2)%
Canadian National Railway Co.	44,600	(2,492,248)

Utilities — (0.0)%
Just Energy Group, Inc.	2,900	(20,648)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
TransAlta Corp.	800	$(2,832)

		(23,480)

Total Canada		(15,204,311)

Cayman Islands — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Theravance Biopharma, Inc.	3,300	(54,087)

Total Cayman Islands		(54,087)

Chile — (0.0)%
Banking — (0.0)%
Banco de Chile ADR	100	(5,941)

Passenger Transportation — (0.0)%
Latam Airlines Group SA ADR	31,962	(172,275)

Retail—Consumer Staples — (0.0)%
Cencosud SA ADR	500	(3,090)

Total Chile		(181,306)

China — (0.8)%
Automotive — (0.0)%
Kandi Technologies Group, Inc.	18,600	(202,740)

Chemicals — (0.0)%
Tantech Holdings Ltd.	100	(526)

Gaming, Lodging & Restaurants — (0.1)%
500.com Ltd. Class A ADR	15,600	(313,560)

Media — (0.3)%
58.com, Inc. ADR	6,300	(415,548)
Qunar Cayman Islands Ltd. ADR	40,100	(2,114,874)
Renren, Inc. ADR	1	(4)
SouFun Holdings Ltd. ADR	193,000	(1,426,270)
Weibo Corp. ADR	5,900	(115,050)
Youku Tudou, Inc. ADR	400	(10,852)

		(4,082,598)

Oil, Gas & Coal — (0.0)%
Yanzhou Coal Mining Co. Ltd. ADR	1,600	(7,328)

Renewable Energy — (0.0)%
JinkoSolar Holding Co. Ltd. ADR	8,300	(229,661)
ReneSola Ltd. ADR	11,400	(19,380)
Yingli Green Energy Holding ADR	5,840	(26,455)

		(275,496)

Retail Discretionary — (0.4)%
Alibaba Group Holding Ltd. ADR (b)	64,622	(5,251,830)
JD.com, Inc. ADR	2,800	(90,342)
LightInTheBox Holding Co. Ltd. ADR	1,400	(4,144)

		(5,346,316)

Software — (0.0)%
iDreamsky Technology Ltd. ADR	1,300	(17,407)
Momo, Inc. ADR	300	(4,806)
NQ Mobile, Inc. ADR	37,000	(134,680)

		(156,893)

Total China		(10,385,457)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Colombia — (0.1)%
Asset Management — (0.0)%
Grupo Aval Acciones y Valores SA ADR	2,700	$(17,604)

Banking — (0.1)%
Bancolombia SA ADR	31,000	(829,250)

Passenger Transportation — (0.0)%
Avianca Holdings SA ADR	5,000	(21,350)

Total Colombia		(868,204)

Denmark — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Novo Nordisk A/S ADR	2,800	(162,624)
Novo Nordisk A/S B Shares (b)	4,900	(283,701)

Total Denmark		(446,325)

Finland — (0.0)%
Hardware — (0.0)%
Nokia Oyj ADR	9,000	(63,180)

Total Finland		(63,180)

Germany — (0.2)%
Banking — (0.1)%
Deutsche Bank AG	40,100	(968,415)

Hardware — (0.0)%
voxeljet AG ADR	6,400	(28,736)

Software — (0.1)%
SAP SE ADR	13,200	(1,044,120)

Total Germany		(2,041,271)

Greece — (0.0)%
Transportation & Logistics — (0.0)%
Diana Containerships, Inc.	1,100	(880)
Diana Shipping, Inc.	3,200	(13,920)
Star Bulk Carriers Corp.	8,400	(5,083)

Total Greece		(19,883)

Hong Kong — ((0.1))%
Gaming, Lodging & Restaurants — (0.1)%
Melco Crown Entertainment Ltd. ADR	82,100	(1,379,280)

Total Hong Kong		(1,379,280)

India — (0.1)%
Banking — (0.1)%
HDFC Bank Ltd. ADR	6,200	(381,920)

Media — (0.0)%
MakeMyTrip Ltd.	2,100	(36,036)

Technology Services — (0.0)%
Infosys Ltd. ADR (b)	6,400	(107,200)
Wipro Ltd. ADR	1,700	(19,618)

		(126,818)

Total India		(544,774)

Indonesia — (0.0)%
Telecommunications — (0.0)%
PT Telekomunikasi Indonesia Persero Tbk ADR	500	(22,200)

Total Indonesia		(22,200)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Ireland — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Amarin Corp. PLC ADR	37,500	$(70,875)

Total Ireland		(70,875)

Israel — (0.0)%
Aerospace & Defense — (0.0)%
RADA Electronic Industries Ltd.	3,100	(1,085)

Biotechnology & Pharmaceuticals — (0.0)%
Alcobra Ltd.	2,400	(15,072)
Neuroderm Ltd.	100	(1,705)
Oramed Pharmaceuticals, Inc.	400	(3,420)
Vascular Biogenics Ltd.	1,200	(6,312)

		(26,509)

Consumer Products — (0.0)%
SodaStream International Ltd. (b)	5,398	(88,041)

Hardware — (0.0)%
SuperCom Ltd.	100	(522)

Medical Equipment/Devices — (0.0)%
ReWalk Robotics Ltd.	400	(5,788)

Semiconductors — (0.0)%
On Track Innovations Ltd.	100	(45)

Software — (0.0)%
CyberArk Software Ltd. (b)	1,255	(56,651)

Total Israel		(178,641)

Italy — (0.0)%
Automotive — (0.0)%
Ferrari NV	1,000	(48,000)

Total Italy		(48,000)

Japan — (0.0)%
Hardware — (0.0)%
Nidec Corp. ADR	100	(1,824)
Sony Corp. ADR	20,000	(492,200)

		(494,024)

Telecommunications — (0.0)%
NTT Docomo, Inc. ADR	2,100	(43,050)

Total Japan		(537,074)

Monaco — (0.1)%
Transportation & Logistics — (0.1)%
GasLog Ltd.	48,000	(398,400)
Navios Maritime Holdings, Inc.	14,000	(24,500)
Scorpio Tankers, Inc.	38,000	(304,760)

Total Monaco		(727,660)

Netherlands — (0.3)%
Commercial Services — (0.0)%
Cimpress NV	200	(16,228)

Insurance — (0.0)%
Aegon NV	13	(74)

Oil, Gas & Coal — (0.0)%
Royal Dutch Shell PLC A Shares (b)	3,528	(79,906)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Retail Discretionary — (0.0)%
Cnova NV	2,800	$(6,748)

Semiconductors — (0.1)%
ASML Holding NV New York Shares (b)	700	(62,139)
NXP Semiconductors NV	2,500	(210,625)

		(272,764)

Specialty Finance — (0.2)%
AerCap Holdings NV	63,400	(2,736,344)

Telecommunications — (0.0)%
VimpelCom Ltd. ADR	29,500	(96,760)

Total Netherlands		(3,208,824)

Norway — (0.0)%
Oil, Gas & Coal — (0.0)%
North Atlantic Drilling Ltd.	470	(1,156)

Transportation & Logistics — (0.0)%
Frontline Ltd.	15,800	(47,242)
Golden Ocean Group Ltd.	8,600	(9,202)
Nordic American Offshore Ltd.	700	(3,689)

		(60,133)

Total Norway		(61,289)

Panama — (0.0)%
Banking — (0.0)%
Banco Latinoamericano de Comercio Exterior SA E Shares	1,000	(25,930)

Passenger Transportation — (0.0)%
Copa Holdings SA Class A	8,300	(400,558)

Total Panama		(426,488)

Peru — (0.0)%
Metals & Mining — (0.0)%
Southern Copper Corp.	8,400	(219,408)

Total Peru		(219,408)

Puerto Rico — (0.0)%
Banking — (0.0)%
OFG Bancorp	400	(2,928)

Total Puerto Rico		(2,928)

Republic of Korea — (0.0)%
Semiconductors — (0.0)%
Magnachip Semiconductor Corp.	1,300	(6,877)

Total Republic of Korea		(6,877)

Singapore — (0.0)%
Semiconductors — (0.0)%
Avago Technologies Ltd. (b)	268	(38,900)

Total Singapore		(38,900)

Spain — (0.0)%
Banking — (0.0)%
Banco Santander SA ADR	17,620	(85,809)

Utilities — (0.0)%
Abengoa Yield PLC	8,747	(168,730)

Total Spain		(254,539)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Sweden — (0.0)%
Automotive — (0.0)%
Autoliv, Inc.	700	$(87,339)

Total Sweden		(87,339)

Switzerland — (0.2)%
Biotechnology & Pharmaceuticals — (0.0)%
Novartis AG (b)	1,860	(159,996)

Chemicals — (0.0)%
Syngenta AG ADR	5,100	(401,523)

Institutional Financial Service — (0.1)%
Credit Suisse Group AG	26,922	(579,953)
Credit Suisse Group AG ADR	34,942	(757,892)

		(1,337,845)

Retail—Consumer Staples — (0.1)%
Galenica AG (b)	410	(641,465)

Total Switzerland		(2,540,829)

Taiwan — (0.0)%
Semiconductors — (0.0)%
Siliconware Precision Industries Co. Ltd. ADR	43	(333)

Total Taiwan		(333)

United Kingdom — (0.0)%
Banking — (0.0)%
Barclays PLC ADR	28	(363)

Biotechnology & Pharmaceuticals — (0.0)%
AstraZeneca PLC ADR (b)	600	(20,370)

Consumer Products — (0.0)%
Unilever NV	23	(996)

Insurance — (0.0)%
Aviva PLC ADR	31	(472)

Machinery — (0.0)%
CNH Industrial NV	35	(239)
Pentair PLC	3,300	(163,449)

		(163,688)

Semiconductors — (0.0)%
ARM Holdings PLC ADR	2,800	(126,672)

Transportation & Logistics — (0.0)%
Navigator Holdings Ltd.	400	(5,460)

Total United Kingdom		(318,021)

United States — (18.1)%
Aerospace & Defense — (0.1)%
Aerovironment, Inc.	700	(20,629)
Harris Corp.	4	(348)
Raytheon Co.	1,500	(186,795)
Sturm Ruger & Co., Inc.	1,900	(113,259)
Taser International, Inc.	80,100	(1,384,929)
Woodward, Inc.	2,100	(104,286)

		(1,810,246)

Apparel & Textile Products — (0.4)%
Deckers Outdoor Corp. (b)	800	(37,760)
Iconix Brand Group, Inc.	17,200	(117,476)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Lakeland Industries, Inc.	300	$(3,582)
Michael Kors Holdings Ltd.	100	(4,006)
Tumi Holdings, Inc. (b)	15,660	(260,426)
Under Armour, Inc. Class A (b)	61,000	(4,917,210)
VF Corp. (b)	500	(31,125)

		(5,371,585)

Asset Management — (0.1)%
Acacia Research Corp.	3,300	(14,157)
Artisan Partners Asset Management, Inc. Class A	9,500	(342,570)
Charles Schwab Corp.	12,400	(408,332)
Eaton Vance Corp. (b)	9,800	(317,814)
Franklin Resources, Inc. (b)	4,010	(147,648)
Full Circle Capital Corp.	3,600	(8,892)
Medley Capital Corp.	14,000	(105,280)
Waddell & Reed Financial, Inc. Class A (b)	4,680	(134,129)
WisdomTree Investments, Inc.	20,700	(324,576)

		(1,803,398)

Automotive — (0.5)%
Dorman Products, Inc.	2,200	(104,434)
Federal-Mogul Holdings Corp.	411	(2,816)
Gentherm, Inc.	200	(9,480)
Harley-Davidson, Inc. (b)	11,390	(516,992)
Harman International Industries, Inc. (b)	1,625	(153,091)
Mobileye NV	3,400	(143,752)
Quantum Fuel Systems Technologies Worldwide, Inc.	10,600	(7,739)
Tesla Motors, Inc.	21,600	(5,184,216)

		(6,122,520)

Banking — (0.3)%
Associated Banc-Corp	1,500	(28,125)
Banc of California, Inc.	7,000	(102,340)
Bank of Hawaii Corp.	3,500	(220,150)
Bank of the Ozarks, Inc.	710	(35,117)
BankUnited, Inc.	1,000	(36,060)
Beneficial Bancorp, Inc.	38	(506)
BOK Financial Corp.	900	(53,811)
Columbia Banking System, Inc.	100	(3,251)
Commerce Bancshares, Inc.	935	(39,775)
Community Bank System, Inc.	1,000	(39,940)
ConnectOne Bancorp, Inc.	23	(430)
Eagle Bancorp, Inc.	1,100	(55,517)
EverBank Financial Corp.	3,400	(54,332)
Fifth Third Bancorp	400	(8,040)
First Financial Bankshares, Inc.	500	(15,085)
Hancock Holding Co.	1,000	(25,170)
Hilltop Holdings, Inc.	100	(1,922)
Home BancShares, Inc.	300	(12,156)
JPMorgan Chase & Co.	500	(33,015)
Kearny Financial Corp.	100	(1,267)
LegacyTexas Financial Group, Inc.	2,000	(50,040)
Live Oak Bancshares, Inc.	100	(1,420)
MB Financial, Inc.	622	(20,134)
Northwest Bancshares, Inc.	2,000	(26,780)
Old National Bancorp	100	(1,356)
PacWest Bancorp	38	(1,638)
People’s United Financial, Inc.	31,500	(508,725)
PrivateBancorp, Inc.	100	(4,102)
Prosperity Bancshares, Inc.	200	(9,572)
Regions Financial Corp.	44,407	(426,307)
Renasant Corp.	100	(3,441)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Signature Bank	100	$(15,337)
Sterling Bancorp	12,161	(197,251)
Texas Capital Bancshares, Inc.	1,500	(74,130)
TFS Financial Corp.	9,700	(182,651)
Trustmark Corp.	500	(11,520)
United Bankshares, Inc.	46	(1,702)
US Bancorp	11,341	(483,920)
Valley National Bancorp	3,988	(39,282)
Wells Fargo & Co.	11,700	(636,012)
Western Alliance Bancorp	200	(7,172)
Zions BanCorp.	18,413	(502,675)

		(3,971,176)

Biotechnology & Pharmaceuticals — (1.7)%
Abeona Therapeutics, Inc.	100	(336)
ACADIA Pharmaceuticals, Inc.	9,300	(331,545)
Achillion Pharmaceuticals, Inc.	5,200	(56,108)
Actinium Pharmaceuticals, Inc.	24,900	(80,427)
Advaxis, Inc.	3,300	(33,198)
Aegerion Pharmaceuticals, Inc.	28,500	(287,850)
Aerie Pharmaceuticals, Inc.	9,700	(236,195)
Agenus, Inc.	1,700	(7,718)
Akebia Therapeutics, Inc.	9,000	(116,280)
Alimera Sciences, Inc.	100	(242)
Amicus Therapeutics, Inc.	9,900	(96,030)
Ampio Pharmaceuticals, Inc.	19,000	(66,500)
Anavex Life Sciences Corp.	2,000	(11,140)
Antares Pharma, Inc.	300	(363)
Anthera Pharmaceuticals, Inc.	7,300	(33,872)
Apricus Biosciences, Inc.	100	(99)
Aratana Therapeutics, Inc.	4,300	(23,994)
Arena Pharmaceuticals, Inc.	39,600	(75,240)
Arrowhead Research Corp.	48,500	(298,275)
AVEO Pharmaceuticals, Inc.	3,100	(3,906)
Axovant Sciences Ltd.	200	(3,606)
BIND Therapeutics, Inc.	800	(1,832)
Biocept, Inc.	600	(828)
BioCryst Pharmaceuticals, Inc.	4,000	(41,280)
BioDelivery Sciences International, Inc.	41,800	(200,222)
BioTime, Inc.	200	(820)
Bluebird Bio, Inc.	1,000	(64,220)
Brainstorm Cell Therapeutics, Inc.	2,100	(6,006)
Bristol-Myers Squibb Co.	4,300	(295,797)
Caladrius Biosciences, Inc.	16,200	(17,496)
Calithera Biosciences, Inc.	700	(5,362)
Cambrex Corp.	800	(37,672)
Catalyst Pharmaceutical Partners, Inc.	1,600	(3,920)
Celldex Therapeutics, Inc.	19,400	(304,192)
Cempra, Inc.	5,400	(168,102)
Coherus Biosciences, Inc.	600	(13,776)
Conatus Pharmaceuticals, Inc.	6,400	(18,432)
CorMedix, Inc.	700	(1,421)
CTI BioPharma Corp.	18,000	(22,140)
CytRx Corp.	39,700	(105,205)
Dicerna Pharmaceuticals, Inc.	2,000	(23,740)
Discovery Laboratories, Inc.	900	(193)
Dynavax Technologies Corp.	10	(242)
Eagle Pharmaceuticals, Inc.	100	(8,867)
Eleven Biotherapeutics, Inc.	300	(903)
Eli Lilly & Co.	400	(33,704)
Enanta Pharmaceuticals, Inc.	8,700	(287,274)
Endo International PLC (b)	71,610	(4,383,964)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Endocyte, Inc.	9,800	$(39,298)
EPIRUS Biopharmaceuticals, Inc.	200	(618)
Epizyme, Inc.	4,900	(78,498)
Esperion Therapeutics, Inc.	2,800	(62,328)
Fortress Biotech, Inc.	5,200	(14,508)
Galectin Therapeutics, Inc.	2,100	(3,444)
Galena Biopharma, Inc.	75,500	(110,985)
Global Blood Therapeutics, Inc.	100	(3,233)
Heron Therapeutics, Inc.	17,700	(472,590)
Horizon Pharma PLC	200	(4,334)
Idera Pharmaceuticals, Inc.	13,000	(40,170)
Immunomedics, Inc.	100	(307)
Infinity Pharmaceuticals, Inc.	2,000	(15,700)
Innoviva, Inc.	6,800	(71,672)
Inovio Pharmaceuticals, Inc.	57,400	(385,728)
Intersect ENT, Inc.	300	(6,750)
Intra-Cellular Therapies, Inc.	2,800	(150,612)
Intrexon Corp.	3,800	(114,570)
Ionis Pharmaceuticals, Inc. (a),(b)	25,800	(1,597,794)
Johnson & Johnson (b)	34,100	(3,502,752)
Juno Therapeutics, Inc.	8,600	(378,142)
KaloBios Pharmaceuticals, Inc.	1,800	(42,462)
Karyopharm Therapeutics, Inc.	8,500	(112,625)
Keryx Biopharmaceuticals, Inc.	98,900	(499,445)
Kite Pharma, Inc.	7,747	(477,370)
La Jolla Pharmaceutical Co.	1,000	(27,000)
Lexicon Pharmaceuticals, Inc.	6,185	(82,322)
MannKind Corp.	73,000	(105,850)
Mast Therapeutics, Inc.	7,900	(3,320)
MEI Pharma, Inc.	2,500	(4,000)
Merrimack Pharmaceuticals, Inc.	2,100	(16,590)
NanoViricides, Inc.	600	(708)
NantKwest, Inc.	1,700	(29,461)
Natural Health Trends Corp.	2,500	(83,825)
Nektar Therapeutics	1,900	(32,015)
Neuralstem, Inc.	9,700	(9,991)
Neurocrine Biosciences, Inc.	900	(50,913)
NewLink Genetics Corp.	1,500	(54,585)
Northwest Biotherapeutics, Inc.	4,000	(12,800)
Ocata Therapeutics, Inc.	600	(5,052)
Ohr Pharmaceutical, Inc.	6,600	(40,524)
Omeros Corp.	2,000	(31,460)
OncoGenex Pharmaceuticals, Inc.	500	(605)
Oncothyreon, Inc.	5,600	(12,432)
Opexa Therapeutics, Inc.	100	(278)
Ophthotech Corp.	100	(7,853)
OPKO Health, Inc. (b)	16,700	(167,835)
Orexigen Therapeutics, Inc.	26,400	(45,408)
Organovo Holdings, Inc.	76,300	(189,987)
Otonomy, Inc.	100	(2,775)
OXiGENE, Inc.	13,200	(9,817)
Peregrine Pharmaceuticals, Inc.	10,700	(12,519)
Pernix Therapeutics Holdings, Inc.	32,700	(96,465)
Perrigo Co. PLC (b)	3,900	(564,330)
Pluristem Therapeutics, Inc.	400	(452)
Progenics Pharmaceuticals, Inc.	200	(1,226)
Provectus Biopharmaceuticals, Inc. Class A	2,100	(819)
PTC Therapeutics, Inc.	200	(6,480)
Puma Biotechnology, Inc.	500	(39,200)
Radius Health, Inc.	200	(12,308)
Regeneron Pharmaceuticals, Inc. (b)	3,005	(1,631,324)
Relypsa, Inc.	2,200	(62,348)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Repros Therapeutics, Inc.	13,400	$(16,214)
Revance Therapeutics, Inc.	100	(3,416)
Rexahn Pharmaceuticals, Inc.	27,200	(9,874)
RXI Pharmaceuticals	4,200	(1,604)
Seres Therapeutics, Inc.	200	(7,018)
StemCells, Inc.	9,200	(3,832)
Sunesis Pharmaceuticals, Inc.	600	(539)
Supernus Pharmaceuticals, Inc.	500	(6,720)
Synergy Pharmaceuticals, Inc.	9,100	(51,597)
Synta Pharmaceuticals Corp.	5,200	(1,830)
Synthetic Biologics, Inc.	20,100	(46,029)
Teligent, Inc.	12,100	(107,690)
Tenax Therapeutics, Inc.	2,300	(7,544)
Tetraphase Pharmaceuticals, Inc.	200	(2,006)
TG Therapeutics, Inc.	3,200	(38,176)
TherapeuticsMD, Inc. (b)	24,800	(257,176)
Tonix Pharmaceuticals Holding Corp.	5,000	(38,350)
Valeant Pharmaceuticals International, Inc. (b)	11,903	(1,209,940)
Venaxis, Inc.	100	(30)
Versartis, Inc.	100	(1,239)
Vital Therapies, Inc.	1,700	(19,584)
VIVUS, Inc.	46,400	(47,328)
ZIOPHARM Oncology, Inc.	43,273	(359,599)
Zoetis, Inc.	2,200	(105,424)
Zogenix, Inc.	2,912	(42,923)

		(21,837,028)

Chemicals — (0.1)%
Albemarle Corp.	2,674	(149,771)
Balchem Corp.	3,800	(231,040)
Eastman Chemical Co. (b)	400	(27,004)
HB Fuller Co.	2,000	(72,940)
iBio, Inc.	8,200	(4,592)
International Flavors & Fragrances, Inc.	300	(35,892)
Kronos Worldwide, Inc.	1,000	(5,640)
Marrone Bio Innovations, Inc.	100	(110)
Olin Corp.	500	(8,630)
Platform Specialty Products Corp.	69,100	(886,553)
Rayonier Advanced Materials, Inc.	19,900	(194,821)
Rentech, Inc.	2,480	(8,729)
Tronox Ltd. Class A	33,200	(129,812)

		(1,755,534)

Commercial Services — (0.2)%
ADT Corp.	84,700	(2,793,406)
Advisory Board Co. (The)	1,700	(84,337)
Ascent Capital Group, Inc. Class A	1,000	(16,720)
Care.com, Inc.	500	(3,580)
CEB, Inc.	500	(30,695)
FTI Consulting, Inc.	100	(3,466)
InterCloud Systems, Inc.	16,000	(16,000)
LifeLock, Inc.	2,700	(38,745)

		(2,986,949)

Construction Materials — (0.0)%
Louisiana-Pacific Corp.	1,500	(27,015)
Martin Marietta Materials, Inc.	30	(4,097)
Trex Co., Inc.	1,100	(41,844)

		(72,956)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Consumer Products — (1.2)%
22nd Century Group, Inc.	2,000	$(2,800)
Alliance One International, Inc.	40	(459)
Amplify Snack Brands, Inc.	1,100	(12,672)
Avon Products, Inc.	140,100	(567,405)
Axion Power International	100	(93)
B&G Foods, Inc.	700	(24,514)
Blue Buffalo Pet Products, Inc. (b)	4,300	(80,453)
Boston Beer Co., Inc. (The) Class A (b)	540	(109,032)
Brown-Forman Corp. Class B (b)	1,200	(119,136)
Cal-Maine Foods, Inc.	100	(4,634)
Church & Dwight Co., Inc.	5,500	(466,840)
Coca-Cola Co. (The)	10,700	(459,672)
Coty, Inc. Class A (b)	8,840	(226,569)
Elizabeth Arden, Inc.	900	(8,910)
Energizer Holdings, Inc.	2,600	(88,556)
Flowers Foods, Inc.	13,100	(281,519)
Hain Celestial Group, Inc. (b)	1,080	(43,621)
Hormel Foods Corp.	44,200	(3,495,336)
Ingredion, Inc.	1,300	(124,592)
Kellogg Co.	21,400	(1,546,578)
Kraft Heinz Co. (The)	59,300	(4,314,668)
McCormick & Co., Inc.	18,400	(1,574,304)
Reynolds American, Inc.	19,400	(895,310)
Snyder’s-Lance, Inc.	2,400	(82,320)
Tootsie Roll Industries, Inc.	500	(15,795)
TreeHouse Foods, Inc.	4,800	(376,608)
Universal Corp.	500	(28,040)
Wausau Paper Corp.	2,000	(20,460)

		(14,970,896)

Consumer Services — (0.1)%
ITT Educational Services, Inc.	1,000	(3,730)
Weight Watchers International, Inc.	36,400	(829,920)

		(833,650)

Containers & Packaging — (0.0)%
3M Co.	1,500	(225,960)
Crown Holdings, Inc. (b)	700	(35,490)
KapStone Paper and Packaging Corp.	2,600	(58,734)
Sealed Air Corp. (b)	800	(35,680)
ZAGG, Inc.	500	(5,470)

		(361,334)

Design Manufacturing & Distribution — (0.0)%
Jabil Circuit, Inc.	2,800	(65,212)
Sanmina Corp. (b)	8,610	(177,194)

		(242,406)

Distributors—Consumer Staples — (0.1)%
Calavo Growers, Inc.	100	(4,900)
Core-Mark Holding Co., Inc.	8,300	(680,102)
Sysco Corp. (b)	1,000	(41,000)
United Natural Foods, Inc. (b)	600	(23,616)

		(749,618)

Distributors—Discretionary — (0.1)%
Fastenal Co.	14,900	(608,218)
FTD Cos., Inc.	300	(7,851)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
LKQ Corp.	900	$(26,667)

		(642,736)

Electrical Equipment — (0.1)%
AMETEK, Inc.	100	(5,359)
Badger Meter, Inc.	400	(23,436)
Capstone Turbine Corp.	2,420	(3,388)
Cognex Corp.	2,500	(84,425)
Eaton Corp. PLC (b)	500	(26,020)
Energous Corp.	5,100	(40,341)
General Cable Corp.	16,600	(222,938)
General Electric Co.	45,700	(1,423,555)
Giga-tronics, Inc.	2,000	(3,240)
Revolution Lighting Technologies, Inc.	8,200	(6,519)

		(1,839,221)

Engineering & Construction Services — (0.0)%
Dycom Industries, Inc.	1,000	(69,960)
KBR, Inc.	900	(15,228)
Kratos Defense & Security Solutions, Inc.	800	(3,280)
Layne Christensen Co.	200	(1,052)
MasTec, Inc.	100	(1,738)
Primoris Services Corp.	100	(2,203)
Willbros Group, Inc.	700	(1,883)

		(95,344)

Forest & Paper Products — (0.0)%
Neenah Paper, Inc.	100	(6,243)

Gaming, Lodging & Restaurants — (0.5)%
Buffalo Wild Wings, Inc.	300	(47,895)
Cracker Barrel Old Country Store, Inc.	2,900	(367,807)
Fogo De Chao, Inc.	1,300	(19,708)
Jamba, Inc.	4,800	(64,752)
Las Vegas Sands Corp.	4,400	(192,896)
Morgans Hotel Group Co.	400	(1,348)
Papa Murphy’s Holdings, Inc.	200	(2,252)
Pinnacle Entertainment, Inc.	5,700	(177,384)
Rave Restaurant Group, Inc.	300	(1,917)
Scientific Games Corp. Class A	15,600	(139,932)
Starbucks Corp.	10,300	(618,309)
Wynn Resorts Ltd.	67,500	(4,670,325)
Zoe’s Kitchen, Inc.	5,600	(156,688)

		(6,461,213)

Hardware — (0.3)%
3D Systems Corp.	27,000	(234,630)
Aerohive Networks, Inc.	3,400	(17,374)
ARRIS Group, Inc.	300	(9,171)
Ciena Corp.	86,000	(1,779,340)
Control4 Corp.	100	(727)
Diebold, Inc.	300	(9,027)
Digital Ally, Inc.	7,700	(48,664)
ExOne Co.	9,500	(95,380)
F5 Networks, Inc. (b)	1,000	(96,960)
FEI Co.	10,900	(869,711)
Fitbit, Inc.	4,000	(118,360)
Garmin Ltd. (b)	4,375	(162,619)
GoPro, Inc. Class A	400	(7,204)
Identiv, Inc.	1,200	(2,388)
Imax Corp.	900	(31,986)
Infinera Corp.	400	(7,248)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Knowles Corp.	1,000	$(13,330)
MicroVision, Inc.	17,000	(48,620)
Mitel Networks Corp.	1,900	(14,611)
Neonode, Inc.	8,100	(20,493)
NetScout Systems, Inc.	900	(27,630)
Novatel Wireless, Inc.	5,900	(9,853)
Plantronics, Inc.	100	(4,742)
Ruckus Wireless, Inc.	18,000	(192,780)
TiVo, Inc.	100	(863)
Turtle Beach Corp.	5,100	(10,251)
Ubiquiti Networks, Inc.	13,700	(434,153)
Uni-Pixel, Inc.	2,200	(1,142)
ViaSat, Inc.	1,200	(73,212)
Violin Memory, Inc.	3,400	(3,060)

		(4,345,529)

Health Care Facilities/Services — (1.0)%
AAC Holdings, Inc.	100	(1,906)
Acadia Healthcare Co., Inc.	400	(24,984)
AmerisourceBergen Corp. (b)	2,173	(225,362)
Amsurg Corp.	300	(22,800)
BioScrip, Inc.	30,400	(53,200)
Brookdale Senior Living, Inc.	6	(111)
Cardinal Health, Inc. (b)	9,030	(806,108)
Charles River Laboratories International, Inc. (b)	800	(64,312)
DaVita HealthCare Partners, Inc. (b)	2,080	(144,997)
Diplomat Pharmacy, Inc.	7,800	(266,916)
ExamWorks Group, Inc.	3,800	(101,080)
Express Scripts Holding Co. (b)	16,000	(1,398,560)
Genesis Healthcare, Inc.	300	(1,041)
HealthEquity, Inc.	1,700	(42,619)
Henry Schein, Inc. (b)	21,700	(3,432,723)
ICON PLC	1,000	(77,700)
Kindred Healthcare, Inc.	2,397	(28,548)
McKesson Corp. (b)	4,100	(808,643)
MEDNAX, Inc.	47,300	(3,389,518)
Natera, Inc.	100	(1,080)
OvaScience, Inc.	3,800	(37,126)
Owens & Minor, Inc.	2,800	(100,744)
Patterson Cos., Inc. (b)	28,451	(1,286,270)
Quest Diagnostics, Inc. (b)	1,700	(120,938)
Quintiles Transnational Holdings, Inc. (b)	7,650	(525,249)
Teladoc, Inc.	100	(1,796)
Tenet Healthcare Corp.	15,900	(481,770)

		(13,446,101)

Home & Office Products — (0.5)%
Beazer Homes USA, Inc.	27,100	(311,379)
Century Communities, Inc.	1,600	(28,336)
Cenveo, Inc.	200	(174)
Green Brick Partners, Inc.	3,500	(25,200)
Hovnanian Enterprises, Inc. Class A	151,800	(274,758)
KB Home	100	(1,233)
Leggett & Platt, Inc.	1,500	(63,030)
LGI Homes, Inc.	7,400	(180,042)
M/I Homes, Inc.	2,000	(43,840)
MDC Holdings, Inc.	17,600	(449,328)
Meritage Homes Corp.	200	(6,798)
Mohawk Industries, Inc.	100	(18,939)
St Joe Co. (The)	5,000	(92,550)
Taylor Morrison Home Corp. Class A	7,200	(115,200)
Tempur Sealy International, Inc.	300	(21,138)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
TRI Pointe Homes, Inc.	122,100	$(1,547,007)
Whirlpool Corp. (b)	16,340	(2,399,856)
William Lyon Homes Class A	16,500	(272,250)

		(5,851,058)

Industrial Services — (0.0)%
Applied Industrial Technologies, Inc.	100	(4,049)
DXP Enterprises, Inc.	600	(13,680)
United Rentals, Inc. (b)	610	(44,249)

		(61,978)

Institutional Financial Service — (0.2)%
CBOE Holdings, Inc.	25,800	(1,674,420)
Evercore Partners, Inc. Class A	600	(32,442)
FXCM, Inc. Class A	1,700	(28,441)
Goldman Sachs Group, Inc.	700	(126,161)
Intercontinental Exchange, Inc.	531	(136,074)
Nasdaq, Inc.	3,200	(186,144)
RCS Capital Corp. Class A	34,700	(10,566)

		(2,194,248)

Insurance — (0.2)%
Ambac Financial Group, Inc.	1,900	(26,771)
Arch Capital Group Ltd.	3,200	(223,200)
Berkshire Hathaway, Inc. Class B	5,600	(739,424)
CNO Financial Group, Inc.	1,100	(20,999)
Endurance Specialty Holdings Ltd.	200	(12,798)
Everest Re Group Ltd.	3,600	(659,124)
HCI Group, Inc.	1,200	(41,820)
Horace Mann Educators Corp.	100	(3,318)
Markel Corp.	100	(88,335)
MBIA, Inc.	1,500	(9,720)
RLI Corp.	2,300	(142,025)
Torchmark Corp.	7,149	(408,637)
Travelers Cos., Inc.	3,300	(372,438)

		(2,748,609)

Iron & Steel — (0.0)%
AK Steel Holding Corp.	119,000	(266,560)
AM Castle & Co.	1,300	(2,067)
Cliffs Natural Resources, Inc.	144,400	(228,152)
TimkenSteel Corp.	3,300	(27,654)

		(524,433)

Leisure Products — (0.1)%
Brunswick Corp.	11,000	(555,610)
Mattel, Inc.	4,300	(116,831)
Polaris Industries, Inc. (b)	300	(25,785)
Winnebago Industries, Inc.	4,700	(93,530)

		(791,756)

Machinery — (0.0)%
Arotech Corp.	700	(1,428)
Caterpillar, Inc. (b)	2,620	(178,055)
Colfax Corp. (b)	5,480	(127,958)
Graco, Inc.	1,000	(72,070)
Kennametal, Inc.	1,700	(32,640)
Middleby Corp.	500	(53,935)
Milacron Holdings Corp.	3,100	(38,781)
Mueller Water Products, Inc. Class A	1,400	(12,040)
Nordson Corp.	200	(12,830)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Parker-Hannifin Corp. (b)	340	$(32,973)
Power Solutions International, Inc.	1,300	(23,725)
Xylem, Inc.	300	(10,950)

		(597,385)

Manufactured Goods — (0.0)%
NN, Inc.	1,000	(15,940)
Proto Labs, Inc.	5,300	(337,557)

		(353,497)

Media — (1.1)%
Angie’s List, Inc.	30,500	(285,175)
Blucora, Inc.	400	(3,920)
Cablevision Systems Corp. Class A	56,000	(1,786,400)
Charter Communications, Inc. Class A (b)	1,098	(201,044)
Covisint Corp.	122	(305)
Cumulus Media, Inc. Class A	28,200	(9,309)
Dex Media, Inc.	3,000	(359)
Discovery Communications, Inc. Class A	2,200	(58,696)
DreamWorks Animation SKG, Inc. Class A	2,100	(54,117)
EW Scripps Co. Class A	5,856	(111,264)
GrubHub, Inc. (b)	22,900	(554,180)
Liberty Broadband Corp. Class C	928	(48,126)
Liberty Media Corp.	33	(1,295)
Live Ventures, Inc.	4,300	(6,278)
Marin Software, Inc.	2,400	(8,592)
Media General, Inc.	25,800	(416,670)
Monster Worldwide, Inc.	500	(2,865)
New Media Investment Group, Inc.	400	(7,784)
Omnicom Group, Inc.	100	(7,566)
Pandora Media, Inc.	203,400	(2,727,594)
Quotient Technology, Inc.	1,800	(12,276)
Rocket Fuel, Inc.	24,600	(85,854)
TrueCar, Inc.	2,200	(20,988)
Twitter, Inc.	211,600	(4,896,424)
Viggle, Inc.	6,700	(2,412)
Walt Disney Co.	12,100	(1,271,468)
World Wrestling Entertainment, Inc. Class A	1,400	(24,976)
Yelp, Inc.	37,200	(1,071,360)
YOU On Demand Holdings, Inc.	1,100	(2,079)
Zillow Group, Inc. Class A	39,245	(1,021,940)

		(14,701,316)

Medical Equipment/Devices — (1.9)%
ABIOMED, Inc.	1,000	(90,280)
Accelerate Diagnostics, Inc.	2,600	(55,874)
Agilent Technologies, Inc. (b)	41,000	(1,714,210)
Atossa Genetics, Inc.	1,700	(544)
Becton Dickinson and Co. (b)	10,500	(1,617,945)
Biolase, Inc.	3,646	(3,067)
Cepheid	20,700	(756,171)
Cerus Corp.	9,000	(56,880)
ConforMIS, Inc.	1,100	(19,019)
Cooper Cos., Inc.	1,400	(187,880)
CR Bard, Inc. (b)	1,100	(208,384)
Cytori Therapeutics, Inc.	22,500	(4,185)
CytoSorbents Corp.	100	(557)
Danaher Corp. (b)	38,100	(3,538,728)
EnteroMedics, Inc.	700	(91)
Exact Sciences Corp.	18,000	(166,140)
Fluidigm Corp.	200	(2,162)
Foundation Medicine, Inc.	13,435	(282,941)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Illumina, Inc. (b)	6,400	$(1,228,448)
ImmunoCellular Therapeutics Ltd.	7,900	(2,807)
IsoRay, Inc.	27,400	(25,687)
Masimo Corp.	500	(20,755)
Medtronic PLC (b)	76,239	(5,864,304)
MiMedx Group, Inc.	1,100	(10,307)
Nanosphere, Inc.	60	(37)
Navidea Biopharmaceuticals, Inc.	8,500	(11,305)
NuVasive, Inc. (b)	1,000	(54,110)
Ocular Therapeutix, Inc.	300	(2,811)
Pacific Biosciences of California, Inc.	300	(3,939)
PerkinElmer, Inc. (b)	25,500	(1,366,035)
Qiagen NV	3	(83)
Rockwell Medical, Inc.	15,900	(162,816)
Rosetta Genomics Ltd.	2,400	(2,952)
Second Sight Medical Products, Inc.	16,900	(99,541)
Sequenom, Inc.	1,500	(2,460)
Sirona Dental Systems, Inc. (b)	31,590	(3,461,316)
Spectranetics Corp.	3,300	(49,698)
Stereotaxis, Inc.	1,500	(1,115)
Stryker Corp. (b)	1,100	(102,234)
Sunshine Heart, Inc.	300	(405)
TearLab Corp.	5,400	(7,506)
Teleflex, Inc.	100	(13,145)
TransEnterix, Inc.	10,600	(26,288)
Trovagene, Inc.	600	(3,240)
Unilife Corp.	9,200	(4,555)
Varian Medical Systems, Inc. (b)	31,300	(2,529,040)
West Pharmaceutical Services, Inc.	100	(6,022)
Zeltiq Aesthetics, Inc. (b)	4,600	(131,238)
Zimmer Holdings, Inc. (b)	2,000	(205,180)

		(24,104,437)

Metals & Mining — (0.1)%
Compass Minerals International, Inc.	2,400	(180,648)
Gold Resource Corp.	2,000	(3,320)
Golden Star Resources Ltd.	13,500	(2,244)
Hecla Mining Co.	18,600	(35,154)
Horsehead Holding Corp.	2,600	(5,330)
Tahoe Resources, Inc.	25,400	(220,218)
Thompson Creek Metals Co., Inc.	23,800	(4,807)
Ur-Energy, Inc.	400	(260)
Uranium Energy Corp.	47,400	(50,244)
US Silica Holdings, Inc.	12,300	(230,379)

		(732,604)

Oil, Gas & Coal — (0.7)%
Alon USA Energy, Inc.	15,900	(235,956)
Approach Resources, Inc.	2,100	(3,864)
Basic Energy Services, Inc.	12,600	(33,768)
Bonanza Creek Energy, Inc.	800	(4,216)
C&J Energy Services Ltd.	600	(2,856)
California Resources Corp.	6,300	(14,679)
CARBO Ceramics, Inc.	2,800	(48,160)
Carrizo Oil & Gas, Inc.	100	(2,958)
Cheniere Energy, Inc.	14,400	(536,400)
Clayton Williams Energy, Inc.	400	(11,828)
Clean Energy Fuels Corp.	16,600	(59,760)
Cobalt International Energy, Inc.	51,600	(278,640)
Comstock Resources, Inc.	6,700	(12,529)
ConocoPhillips	1,600	(74,704)
Continental Resources, Inc.	600	(13,788)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Core Laboratories NV	400	$(43,496)
Eclipse Resources Corp.	5,500	(10,010)
Emerald Oil, Inc.	2,860	(3,232)
Enbridge Energy Management LLC	3,322	(74,180)
Energy XXI Ltd.	91,089	(92,000)
EnLink Midstream LLC	1,600	(24,144)
Erin Energy Corp.	400	(1,280)
EXCO Resources, Inc.	165,000	(204,600)
Fairmount Santrol Holdings, Inc.	12,900	(30,315)
Flotek Industries, Inc.	42,400	(485,056)
Gastar Exploration, Inc.	4,900	(6,419)
Geospace Technologies Corp.	100	(1,407)
Goodrich Petroleum Corp.	53,800	(14,311)
Gulfmark Offshore, Inc. Class A	7,200	(33,624)
Halcon Resources Corp.	18,720	(23,587)
Halliburton Co.	123,769	(4,213,097)
Harvest Natural Resources, Inc.	2,100	(893)
HollyFrontier Corp. (b)	4,200	(167,538)
Jones Energy, Inc.	11,000	(42,350)
Key Energy Services, Inc.	27,800	(13,402)
Kinder Morgan, Inc.	3,684	(54,965)
Kosmos Energy Ltd.	16,100	(83,720)
Matador Resources Co.	400	(7,908)
McDermott International, Inc.	200	(670)
Midstates Petroleum Co., Inc.	1,470	(2,969)
Northern Oil and Gas, Inc.	33,700	(130,082)
Nuverra Environmental Solutions, Inc.	9,670	(4,959)
ONEOK, Inc.	11,500	(283,590)
Pacific Drilling SA	14,800	(12,432)
PetroQuest Energy, Inc.	300	(150)
Resolute Energy Corp.	2,000	(1,740)
Rex Energy Corp.	7,100	(7,455)
Ring Energy, Inc.	100	(705)
RPC, Inc.	300	(3,585)
Sanchez Energy Corp.	68,700	(296,097)
Schlumberger Ltd. (b)	1,743	(121,574)
Seventy Seven Energy, Inc.	20,900	(21,945)
Spectra Energy Corp.	400	(9,576)
Synergy Resources Corp.	3,700	(31,524)
Targa Resources Corp.	4,400	(119,064)
Thermon Group Holdings, Inc.	700	(11,844)
Tidewater, Inc.	11,800	(82,128)
Triangle Petroleum Corp.	21,700	(16,709)
W&T Offshore, Inc.	49,200	(113,652)
Westmoreland Coal Co.	22,700	(133,476)

		(8,371,566)

Passenger Transportation — (0.1)%
Allegiant Travel Co.	100	(16,783)
JetBlue Airways Corp.	41,300	(935,445)
Republic Airways Holdings, Inc.	48,100	(189,033)

		(1,141,261)

Real Estate — (1.0)%
American Campus Communities, Inc.	200	(8,268)
American Homes 4 Rent	29,300	(488,138)
Ashford Hospitality Trust, Inc.	20,900	(131,879)
AvalonBay Communities, Inc.	5,300	(975,889)
Bluerock Residential Growth REIT, Inc.	5,800	(68,730)
Camden Property Trust	200	(15,352)
Campus Crest Communities, Inc.	1,200	(8,160)
Chatham Lodging Trust	1,200	(24,576)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Columbia Property Trust, Inc.	7,200	$(169,056)
CyrusOne, Inc.	15,600	(584,220)
Douglas Emmett, Inc.	2,500	(77,950)
Education Realty Trust, Inc.	25,900	(981,092)
Farmland Partners, Inc.	2,000	(21,940)
Federal Realty Investment Trust	2,500	(365,250)
Forestar Group, Inc.	100	(1,094)
Global Net Lease, Inc.	1,500	(11,925)
Government Properties Income Trust	22,900	(363,423)
Gramercy Property Trust REIT	9	(69)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	900	(17,028)
Healthcare Realty Trust, Inc.	3,300	(93,456)
Hersha Hospitality Trust	2,300	(50,048)
Highwoods Properties, Inc.	10,900	(475,240)
Independence Realty Trust, Inc.	500	(3,755)
Kennedy-Wilson Holdings, Inc.	200	(4,816)
Kite Realty Group Trust	4,650	(120,574)
LaSalle Hotel Properties	9,000	(226,440)
Medical Properties Trust, Inc.	5,000	(57,550)
Mid-America Apartment Communities, Inc.	2,576	(233,927)
New Senior Investment Group, Inc.	52,200	(514,692)
NorthStar Realty Finance Corp.	174,750	(2,975,993)
Omega Healthcare Investors, Inc.	20	(700)
Pennsylvania REIT	3,100	(67,797)
Physicians Realty Trust	23,200	(391,152)
Piedmont Office Realty Trust, Inc. Class A	200	(3,776)
Public Storage	5,100	(1,263,270)
Realty Income Corp.	17,500	(903,525)
STAG Industrial, Inc.	15,000	(276,750)
Vereit, Inc. REIT	166,060	(1,315,195)
Washington Real Estate Investment Trust	100	(2,706)

		(13,295,401)

Recreation Facilities & Services — (0.0)%
SFX Entertainment, Inc.	2,499	(475)
Vail Resorts, Inc.	100	(12,799)

		(13,274)

Renewable Energy — (0.5)%
American Superconductor Corp.	10	(64)
Ascent Solar Technologies, Inc.	30,341	(4,427)
Enphase Energy, Inc.	8,000	(28,080)
FuelCell Energy, Inc.	10,725	(53,196)
Gevo, Inc.	23,860	(14,793)
Green Plains, Inc.	2,300	(52,670)
Plug Power, Inc.	178,800	(377,268)
Silver Spring Networks, Inc.	1,500	(21,615)
Solar3D, Inc.	1,700	(6,290)
SolarCity Corp.	92,000	(4,693,840)
Solazyme, Inc.	13,900	(34,472)
SunEdison, Inc.	239,200	(1,217,528)
Vivint Solar, Inc.	10,400	(99,424)

		(6,603,667)

Retail—Consumer Staples — (0.5)%
Big Lots, Inc.	1,000	(38,540)
Casey’s General Stores, Inc.	400	(48,180)
CVS Health Corp. (b)	25,500	(2,493,135)
Fairway Group Holdings Corp.	3,500	(2,310)
Five Below, Inc.	6,200	(199,020)
Fresh Market, Inc. (b)	1,600	(37,472)
Ollie’s Bargain Outlet Holdings, Inc.	200	(3,402)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
PriceSmart, Inc.	200	$(16,598)
Wal-Mart Stores, Inc. (b)	13,100	(803,030)
Walgreens Boots Alliance, Inc. (b)	25,500	(2,171,453)
Whole Foods Market, Inc. (b)	22,855	(765,642)

		(6,578,782)

Retail Discretionary — (1.6)%
Abercrombie & Fitch Co. Class A	47,600	(1,285,200)
Advance Auto Parts, Inc.	31,800	(4,786,218)
Aeropostale, Inc.	3,600	(1,008)
Ascena Retail Group, Inc.	3,100	(30,535)
Barnes & Noble, Inc.	14,600	(127,166)
bebe stores, Inc.	4,100	(2,317)
Bed Bath & Beyond, Inc.	800	(38,600)
Bon-Ton Stores, Inc.	10,400	(21,840)
Boot Barn Holdings, Inc.	6,900	(84,801)
Buckle, Inc.	9,900	(304,722)
Build-A-Bear Workshop, Inc.	600	(7,344)
Burlington Stores, Inc.	13,500	(579,150)
Cabela’s, Inc.	24,100	(1,126,193)
CarMax, Inc.	1,000	(53,970)
Cato Corp. Class A	200	(7,364)
Chico’s FAS, Inc.	30,700	(327,569)
Children’s Place, Inc.	7,900	(436,080)
Coach, Inc.	25,400	(831,342)
Container Store Group, Inc.	6,000	(49,200)
DSW, Inc. Class A (b)	19,000	(453,340)
Etsy, Inc.	6,100	(50,386)
Foot Locker, Inc. (b)	1,400	(91,126)
Francesca’s Holdings Corp.	18,000	(313,380)
Freshpet, Inc.	600	(5,094)
GameStop Corp. Class A	16,500	(462,660)
Gap, Inc.	5,900	(145,730)
Genesco, Inc.	100	(5,683)
Guess?, Inc.	30,500	(575,840)
Hibbett Sports, Inc. (b)	4,135	(125,042)
Kohl’s Corp. (b)	3,185	(151,702)
L Brands, Inc.	300	(28,746)
Lithia Motors, Inc. Class A	4,400	(469,348)
Lumber Liquidators Holdings, Inc. (b)	1,700	(29,512)
Men’s Wearhouse, Inc.	21,400	(314,152)
Monro Muffler Brake, Inc.	6,200	(410,564)
Net Element International, Inc.	5,500	(1,026)
Netflix, Inc.	300	(34,314)
O’Reilly Automotive, Inc.	4,000	(1,013,680)
Pacific Sunwear of California, Inc.	1,000	(241)
Party City Holdco, Inc.	200	(2,582)
Penske Automotive Group, Inc. (b)	600	(25,404)
Pier 1 Imports, Inc.	49,000	(249,410)
Restoration Hardware Holdings, Inc.	1,300	(103,285)
Ross Stores, Inc.	36,800	(1,980,208)
Sears Holdings Corp.	41,300	(849,128)
Sonic Automotive, Inc. Class A (b)	5,665	(128,935)
Stage Stores, Inc.	900	(8,199)
Tiffany & Co. (b)	2,980	(227,344)
TJX Cos., Inc.	20,000	(1,418,200)
Urban Outfitters, Inc. (b)	1,600	(36,400)
Wayfair, Inc. Class A	4,200	(200,004)
Williams-Sonoma, Inc. (b)	500	(29,205)

		(20,040,489)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Semiconductors — (0.3)%
Advanced Micro Devices, Inc.	331,400	$(951,118)
Ambarella, Inc.	7,700	(429,198)
Analog Devices, Inc. (b)	2,200	(121,704)
Applied Materials, Inc. (b)	3,600	(67,212)
Applied Optoelectronics, Inc.	2,400	(41,184)
Cypress Semiconductor Corp.	90,730	(890,061)
Inphi Corp.	400	(10,808)
Intel Corp. (b)	1,625	(55,981)
IPG Photonics Corp. (b)	2,040	(181,887)
Linear Technology Corp. (b)	1,190	(50,539)
Microchip Technology, Inc.	5,766	(268,350)
Microsemi Corp.	100	(3,259)
Monolithic Power Systems, Inc.	2,800	(178,388)
NVIDIA Corp.	21,500	(708,640)
ParkerVision, Inc.	2,500	(581)
Pixelworks, Inc.	13,500	(32,130)
Qorvo, Inc.	13	(662)
QuickLogic Corp.	7,900	(8,927)
Rubicon Technology, Inc.	3,100	(3,534)
Synaptics, Inc.	300	(24,102)
Universal Display Corp.	100	(5,444)

		(4,033,709)

Software — (0.7)%
2U, Inc.	5,600	(156,688)
ACI Worldwide, Inc.	500	(10,700)
Activision Blizzard, Inc.	20,100	(778,071)
Amber Road, Inc.	1,500	(7,635)
ANSYS, Inc.	600	(55,500)
Aspen Technology, Inc.	1,900	(71,744)
Avid Technology, Inc.	1,600	(11,664)
Barracuda Networks, Inc.	200	(3,736)
Benefitfocus, Inc.	1,700	(61,863)
CA, Inc. (b)	5,945	(169,789)
Castlight Health, Inc. Class B	8,000	(34,160)
Cerner Corp. (b)	29,810	(1,793,668)
Datawatch Corp.	1,200	(7,176)
Demandware, Inc.	5,600	(302,232)
Digital Turbine, Inc.	2,192	(2,915)
Envestnet, Inc.	4,800	(143,280)
FireEye, Inc. (b)	53,295	(1,105,338)
FleetMatics Group PLC	5,000	(253,950)
Glu Mobile, Inc.	68,000	(165,240)
Guidewire Software, Inc.	1,000	(60,160)
Hortonworks, Inc.	600	(13,140)
inContact, Inc.	200	(1,908)
Jack Henry & Associates, Inc.	18,400	(1,436,304)
KEYW Holding Corp.	800	(4,816)
LogMeIn, Inc.	1,400	(93,940)
Manhattan Associates, Inc.	4,400	(291,148)
MobileIron, Inc.	2,100	(7,581)
OPOWER, Inc.	1,800	(19,008)
Oracle Corp. (b)	4,700	(171,691)
Paycom Software, Inc.	11,500	(432,745)
Paylocity Holding Corp.	300	(12,165)
Press Ganey Holdings, Inc.	500	(15,775)
Proofpoint, Inc.	3,900	(253,539)
PROS Holdings, Inc. (b)	12,455	(286,963)
Qualys, Inc.	400	(13,236)
Rapid7, Inc.	4,400	(66,572)
Rosetta Stone, Inc.	1,100	(7,359)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
SPS Commerce, Inc.	100	$(7,021)
SS&C Technologies Holdings, Inc.	100	(6,827)
Tangoe, Inc.	300	(2,517)
Textura Corp.	1,200	(25,896)
TubeMogul, Inc.	4,800	(65,280)
Tyler Technologies, Inc.	2,700	(470,664)
Varonis Systems, Inc.	2,000	(37,600)
VirnetX Holding Corp.	16,200	(41,634)
VMware, Inc. Class A (b)	140	(7,920)
Vringo, Inc.	4,650	(11,486)
Workday, Inc. Class A (b)	1,700	(135,456)

		(9,135,700)

Specialty Finance — (0.8)%
Air Lease Corp.	100	(3,348)
Ally Financial, Inc.	96,600	(1,800,624)
Altisource Portfolio Solutions SA	9,300	(258,633)
Apollo Residential Mortgage, Inc.	15,700	(187,615)
Ares Commercial Real Estate Corp.	800	(9,152)
Arlington Asset Investment Corp. Class A	4,100	(54,243)
ARMOUR Residential REIT, Inc.	30,416	(661,852)
Blackhawk Network Holdings, Inc.	500	(22,105)
Cardtronics, Inc.	200	(6,730)
CIT Group, Inc. (b)	845	(33,547)
Credit Acceptance Corp.	200	(42,804)
Encore Capital Group, Inc.	9,000	(261,720)
Euronet Worldwide, Inc.	600	(43,458)
Everi Holdings, Inc.	300	(1,317)
First American Financial Corp.	200	(7,180)
Fiserv, Inc.	11,000	(1,006,060)
Green Dot Corp. Class A	2,200	(36,124)
Heartland Payment Systems, Inc.	100	(9,482)
Invesco Mortgage Capital, Inc.	101,096	(1,252,579)
JAVELIN Mortgage Investment Corp.	3,810	(23,889)
JG Wentworth Co. Class A	1,100	(1,980)
LendingClub Corp.	62,000	(685,100)
Nationstar Mortgage Holdings, Inc.	74,300	(993,391)
New York Mortgage Trust, Inc.	5,000	(26,650)
Ocwen Financial Corp.	111,400	(776,458)
Orchid Island Capital, Inc.	21,800	(216,474)
PHH Corp.	4,800	(77,760)
PRA Group, Inc.	1,345	(46,658)
RAIT Financial Trust	39,100	(105,570)
Resource Capital Corp. REIT	11,900	(151,844)
Santander Consumer USA Holdings, Inc.	4,400	(69,740)
SLM Corp.	900	(5,868)
Stonegate Mortgage Corp.	1,100	(5,995)
Total System Services, Inc.	200	(9,960)
Walter Investment Management Corp.	12,200	(173,484)
Western Asset Mortgage Capital Corp.	41,135	(420,400)
WEX, Inc. (b)	2,200	(194,480)

		(9,684,274)

Technology Services — (0.4)%
Accenture PLC Class A	200	(20,900)
Booz Allen Hamilton Holding Corp.	100	(3,085)
Computer Sciences Corp.	200	(6,536)
CoStar Group, Inc.	200	(41,338)
DST Systems, Inc.	1,400	(159,684)
EPAM Systems, Inc.	100	(7,862)
Equifax, Inc.	2,400	(267,288)
FactSet Research Systems, Inc.	1,300	(211,341)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Fair Isaac Corp.	5,300	$(499,154)
Gartner, Inc.	1,300	(117,910)
Globant SA	100	(3,751)
International Business Machines Corp. (b)	1,465	(201,613)
MarketAxess Holdings, Inc.	3,000	(334,770)
MAXIMUS, Inc.	8,600	(483,750)
Paychex, Inc.	2,500	(132,225)
Spherix, Inc.	800	(117)
Thomson Reuters Corp.	26,700	(1,010,595)
Verisk Analytics, Inc. Class A	29,600	(2,275,648)

		(5,777,567)

Telecommunications — (0.1)%
AT&T, Inc.	11	(379)
CenturyLink, Inc. (b)	1,075	(27,047)
EarthLink Holdings Corp.	100	(743)
Global Eagle Entertainment, Inc.	700	(6,909)
Globalstar, Inc.	106,600	(153,504)
GTT Communications, Inc.	600	(10,236)
HC2 Holdings, Inc.	400	(2,116)
Iridium Communications, Inc.	1,800	(15,138)
j2 Global, Inc.	1,200	(98,784)
Level 3 Communications, Inc.	250	(13,590)
Sprint Corp.	79,000	(285,980)
Straight Path Communications, Inc.	7,300	(125,122)
Verizon Communications, Inc. (b)	745	(34,434)
Voltari Corp.	5,000	(25,000)
WidePoint Corp.	500	(347)
Windstream Holdings, Inc.	28,000	(180,320)

		(979,649)

Transportation & Logistics — (0.1)%
Eagle Bulk Shipping, Inc.	900	(3,168)
Echo Global Logistics, Inc.	1,100	(22,429)
Genesee & Wyoming, Inc. Class A	400	(21,476)
Knight Transportation, Inc.	600	(14,538)
Macquarie Infrastructure Co. LLC	900	(65,340)
Nordic American Tankers Ltd.	31,500	(489,510)
Odyssey Marine Exploration, Inc.	1,500	(405)
Scorpio Bulkers, Inc.	433	(4,282)
XPO Logistics, Inc.	17,500	(476,875)

		(1,098,023)

Transportation Equipment — (0.0)%
Clean Diesel Technologies, Inc.	10,300	(9,682)
Cummins, Inc. (b)	445	(39,165)
Navistar International Corp.	58,500	(517,140)

		(565,987)

Utilities — (0.4)%
Allete, Inc.	1,400	(71,162)
Alliant Energy Corp.	1,400	(87,430)
American States Water Co., Inc.	1,800	(75,510)
American Water Works Co., Inc.	1,400	(83,650)
Aqua America, Inc.	10,700	(318,860)
Atlantic Power Corp.	33,200	(65,404)
Dynegy, Inc.	42,600	(570,840)
Genie Energy Ltd. Class B	1,300	(14,495)
Great Plains Energy, Inc.	5,700	(155,667)
Laclede Group, Inc.	7,400	(439,634)
NorthWestern Corp.	10,200	(553,350)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
ONE Gas, Inc.	600	$(30,102)
Pattern Energy Group, Inc.	37,700	(788,307)
Piedmont Natural Gas Co., Inc.	700	(39,914)
Southwest Gas Corp.	100	(5,516)
WEC Energy Group, Inc.	30,262	(1,552,743)

		(4,852,584)

Waste & Environmental Service Equipment & Facility — (0.0)%
Cantel Medical Corp.	1,100	(68,354)
Energy Recovery, Inc.	1,900	(13,433)
MagneGas Corp.	3,200	(5,152)
Vertex Energy, Inc.	700	(770)
Waste Connections, Inc.	500	(28,160)

		(115,869)

Total United States		(234,674,806)

TOTAL COMMON STOCK (PROCEEDS $301,213,122)		(275,515,977)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — (0.1)%
United States — (0.1)%
Cable & Satellite — (0.0)%
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.13%, 12/15/21 (b),(e)	$462,000	(419,265)

Casinos & Gaming — (0.0)%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (b),(e)	385,000	(346,019)

Exploration & Production — (0.1)%
Oasis Petroleum, Inc., 6.88%, 03/15/22 (b)	973,000	(632,450)

Publishing & Broadcasting — (0.0)%
Sinclair Television Group, Inc., 5.38%, 04/01/21 (b)	180,000	(181,800)

Retail—Consumer Discretionary — (0.0)%
Michaels Stores, Inc., 5.88%, 12/15/20 (b),(e)	245,000	(253,881)

Software & Services — (0.0)%
Italics Merger Sub, Inc., 7.13%, 07/15/23 (b),(e)	392,000	(358,680)

Total United States		(2,192,095)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $2,388,240)		(2,192,095)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — (7.8)%
Alerian MLP ETF	9,606	(115,752)
Consumer Staples Select Sector SPDR Fund	129,049	(6,515,684)
Financial Select Sector SPDR Fund	123,227	(2,930,338)
Health Care Select Sector SPDR Fund (b)	128,335	(9,246,537)
iShares iBoxx $ Investment Grade Corporate Bond ETF	13,652	(1,556,464)
iShares Nasdaq Biotechnology ETF (b)	31,413	(10,627,960)
iShares Russell 2000 ETF (b)	102,070	(11,483,896)
iShares U.S. Healthcare ETF (b)	14,260	(2,139,143)
iShares U.S. Healthcare Providers ETF (b)	13,000	(1,616,420)
Powershares QQQ Trust Series 1	17,832	(1,994,687)
SPDR S&P 500 ETF Trust (b)	198,820	(40,537,410)
SPDR S&P Bank ETF	42,208	(1,427,475)
SPDR S&P Biotech ETF (b)	39,050	(2,736,624)
SPDR S&P Regional Banking ETF	81,811	(3,429,517)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Vanguard FTSE Developed Markets ETF	117,806	$(4,325,836)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $99,289,978)		(100,683,743)

TOTAL SECURITIES SOLD SHORT— (29.2)% (PROCEEDS $402,891,340)		$(378,391,815)

Footnote Legend:

(a)	Non-income producing.
(b)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Manager Fund.
(c)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. In addition “Other Assets” may include pending sales that are also on loan.
(e)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(f)	Variable/floating interest rate security. Rate presented is as of December 31, 2015.
(g)	Security considered illiquid.
(h)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(j)	Security is perpetual in nature and has no stated maturity.
(k)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of December 31, 2015. Maturity date presented is the ultimate maturity.
(l)	When issued or delayed delivery security included.
(m)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.
(n)	Non-interest bearing bond.
(o)	Approximates cost for federal tax purposes.
(p)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at December 31, 2015

	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
Electrolux AB	290.00 SEK	03/18/16	303	$(27,793)	$—	$27,793
iShares 20+ Year Treasury Bond	126.00 USD	02/19/16	254	(33,084)	(13,208)	19,876
Shire PLC	285.00 USD	01/15/16	67	(41,067)	—	41,067
Time Warner Cable, Inc.	210.00 USD	01/15/16	143	(38,469)	(7,722)	30,747

				$(140,413)	$(20,930)	$119,483

Exchange-Traded Put Options Written
Comerica, Inc.	40.00 USD	04/15/16	86	$(10,578)	$(17,458)	$(6,880)
Imperial Tobacco Group PLC	34.00 GBP	01/15/16	12	(10,385)	(4,246)	6,139
iShares Russell 2000 ETF	90.00 USD	05/20/16	328	(32,800)	(30,340)	2,460
iShares Russell 2000 ETF	99.00 USD	03/18/16	248	(29,512)	(23,064)	6,448
S&P 500 Index	1,750.00 USD	03/18/16	18	(34,200)	(19,800)	14,400
S&P 500 Index	1,775.00 USD	03/18/16	35	(59,500)	(44,800)	14,700

				$(176,975)	$(139,708)	$37,267

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Option Written
Valeant Pharmaceuticals International	Morgan Stanley & Co. International plc	125.00 USD	06/17/16	32,600	$(174,084)	$(290,861)	$(116,777)

OTC Put Options Written
Financial Select Sector SPDR	Morgan Stanley & Co. International plc	18.00 USD	04/13/16	245,800	$(29,393)	$(3,299)	$26,094

Total Options Written Outstanding					$(520,865)	$(454,798)	$66,067

Reverse Repurchase Agreements Outstanding at December 31, 2015

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	1.73%	11/04/15	02/04/16	$3,235,000	$3,244,038
Credit Suisse Securities (USA) LLC	2.07%	12/29/15	01/29/16	453,000	453,052
Credit Suisse Securities (USA) LLC	2.09%	12/18/15	02/16/16	3,024,000	3,026,458
Credit Suisse Securities (USA) LLC	2.11%	11/16/15	02/16/16	3,542,000	3,551,568
Credit Suisse Securities (USA) LLC	2.13%	12/17/15	03/16/16	3,947,000	3,950,496
Credit Suisse Securities (USA) LLC	2.13%	12/18/15	03/18/16	1,181,000	1,181,979
Credit Suisse Securities (USA) LLC	2.15%	12/14/15	03/14/16	3,160,000	3,163,400
Credit Suisse Securities (USA) LLC	2.17%	12/14/15	01/20/16	158,000	158,171
Credit Suisse Securities (USA) LLC	2.17%	10/20/15	01/20/16	744,000	747,270
Credit Suisse Securities (USA) LLC	2.17%	10/20/15	01/20/16	1,945,000	1,953,547
Credit Suisse Securities (USA) LLC	2.17%	10/20/15	01/20/16	1,898,000	1,906,341
Credit Suisse Securities (USA) LLC	2.17%	10/20/15	01/20/16	1,771,000	1,778,783
Credit Suisse Securities (USA) LLC	2.17%	10/20/15	01/20/16	345,000	346,516
Credit Suisse Securities (USA) LLC	2.17%	10/20/15	01/20/16	924,000	928,061
Credit Suisse Securities (USA) LLC	2.17%	10/20/15	01/20/16	1,311,000	1,316,761
Credit Suisse Securities (USA) LLC	2.17%	10/20/15	01/20/16	2,302,000	2,312,116
Credit Suisse Securities (USA) LLC	2.17%	10/20/15	01/20/16	359,000	360,578
Credit Suisse Securities (USA) LLC	2.27%	12/22/15	01/25/16	1,598,000	1,598,805
Credit Suisse Securities (USA) LLC	2.27%	12/22/15	01/25/16	396,000	396,200
Credit Suisse Securities (USA) LLC	2.36%	12/15/15	03/15/16	1,159,000	1,160,293
JPMorgan Chase Bank, N.A.	1.78%	12/03/15	03/01/16	715,000	716,025
JPMorgan Chase Bank, N.A.	1.87%	11/25/15	02/18/16	166,000	166,275
JPMorgan Chase Bank, N.A.	1.87%	11/17/15	02/18/16	907,000	909,069
JPMorgan Chase Bank, N.A.	2.07%	11/17/15	02/18/16	654,000	655,652
JPMorgan Chase Bank, N.A.	2.12%	12/22/15	01/21/16	1,024,000	1,024,603
JPMorgan Chase Bank, N.A.	2.17%	10/20/15	01/20/16	2,141,000	2,150,409
JPMorgan Chase Bank, N.A.	2.27%	12/17/15	03/18/16	744,000	744,657
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.87%	10/29/15	01/29/16	4,948,000	4,964,449
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.92%	10/30/15	01/29/16	4,032,000	4,045,548
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.92%	10/16/15	01/15/16	2,925,000	2,937,012
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.98%	11/05/15	02/05/16	1,852,000	1,857,806
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.98%	12/18/15	03/18/16	827,000	827,637
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.99%	11/06/15	02/05/16	4,298,000	4,311,305
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.99%	11/06/15	02/05/16	4,896,000	4,911,156
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.99%	11/06/15	02/05/16	7,452,000	7,475,068
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.02%	10/05/15	01/05/16	260,000	261,284
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.02%	10/13/15	01/13/16	2,310,000	2,320,369
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.02%	10/26/15	01/26/16	3,896,000	3,910,647

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.02%	10/26/15	01/26/16	$2,539,000	$2,548,545
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.02%	10/26/15	01/26/16	556,000	558,090
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.02%	10/26/15	01/26/16	2,340,000	2,348,797
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.02%	10/13/15	01/13/16	3,692,000	3,708,573
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.02%	10/26/15	01/26/16	2,435,000	2,444,154
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.02%	12/07/15	01/08/16	812,000	813,139
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.02%	12/07/15	01/08/16	345,000	345,484
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.04%	12/04/15	03/04/16	944,000	945,498
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.04%	12/16/15	01/15/16	206,000	206,187
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.04%	12/16/15	01/15/16	701,000	701,635
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.06%	12/18/15	01/19/16	42,000	42,034
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.06%	12/18/15	01/19/16	181,000	181,145
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.07%	10/28/15	01/28/16	7,565,000	7,593,274
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.07%	10/28/15	01/28/16	11,083,000	11,124,423
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.07%	10/28/15	01/28/16	4,481,000	4,497,748
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.07%	10/28/15	01/28/16	1,745,000	1,751,522
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.07%	12/07/15	01/08/16	725,000	726,042
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.17%	12/23/15	01/25/16	135,000	135,073
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.17%	12/23/15	01/25/16	1,523,000	1,523,826
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.23%	12/17/15	03/17/16	788,000	788,732
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.28%	12/18/15	03/18/16	354,000	354,314
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.31%	12/15/15	03/15/16	1,328,000	1,329,449
Royal Bank of Canada	1.43%	09/30/15	01/04/16	1,282,000	1,286,725
Royal Bank of Canada	1.46%	11/17/15	02/18/16	991,000	992,773
Royal Bank of Canada	1.51%	09/10/15	01/11/16	844,000	847,994
Royal Bank of Canada	1.51%	09/10/15	01/11/16	1,032,000	1,036,883
Royal Bank of Canada	1.51%	09/10/15	01/11/16	736,000	739,483
Royal Bank of Canada	1.62%	08/17/15	02/17/16	2,998,000	3,016,467
Royal Bank of Canada	1.67%	10/19/15	04/20/16	877,000	879,967
Royal Bank of Canada	1.73%	09/28/15	03/28/16	1,274,000	1,279,815
Royal Bank of Canada	1.73%	09/28/15	03/28/16	730,000	733,332
Royal Bank of Canada	1.79%	11/10/15	05/12/16	1,426,000	1,429,549
Royal Bank of Canada	1.79%	11/10/15	05/12/16	703,000	704,749
Royal Bank of Canada	1.81%	11/16/15	02/16/16	1,331,000	1,334,081
Royal Bank of Canada	1.83%	12/07/15	06/07/16	223,000	223,284
Royal Bank of Canada	1.83%	12/07/15	06/07/16	444,000	444,566
Royal Bank of Canada	1.84%	11/10/15	05/12/16	1,668,000	1,672,267
Royal Bank of Canada	1.86%	09/10/15	01/11/16	976,000	981,691
Royal Bank of Canada	1.86%	09/10/15	01/11/16	1,344,000	1,351,836
Royal Bank of Canada	1.91%	11/17/15	02/18/16	978,000	980,288
Royal Bank of Canada	1.97%	11/05/15	05/06/16	36,000	36,104

Total Reverse Repurchase Agreements Outstanding				$141,912,000	$142,362,942

Futures Contracts Outstanding at December 31, 2015

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Long Futures
90 Day Eurodollar	1	CME	243,490 USD	12/14/20	$123
90 Day Eurodollar	1	CME	243,628 USD	09/14/20	122
Amsterdam Index	5	Euronext	429,012 EUR	01/15/16	13,951
Australian 10-Year Bond	722	SFE	91,372,206 AUD	03/15/16	177,849
Brent Crude	3	ICE	121,624 USD	01/14/16	(9,784)
Brent Crude	24	ICE	884,205 USD	01/29/16	19,875
CAC40 10 Euro	149	Euronext	6,790,292 EUR	01/15/16	131,576
Canada 10-Year Bond	305	CDE	42,288,133 CAD	03/21/16	515,875
Cocoa	185	ICE	6,117,124 USD	03/15/16	(176,774)
Coffee	7	ICE	315,529 USD	03/18/16	17,059

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Copper	3	COMEX	154,844 USD	03/29/16	$5,281
Corn	76	CBOT	1,463,615 USD	07/14/16	(55,715)
Cotton No. 2	279	ICE	8,708,156 USD	03/08/16	119,404
DAX Index	15	Eurex	3,892,426 EUR	03/18/16	159,832
Euro FX	80	CME	11,040,926 USD	03/14/16	(154,926)
Euro Stoxx 50	92	Eurex	2,939,177 EUR	03/18/16	87,226
Euro-BTP	340	Eurex	46,872,904 EUR	03/08/16	21,622
Euro-Bund	42	Eurex	6,665,431 EUR	03/08/16	(35,635)
FTSE 100 Index	7	ICE	415,145 GBP	03/18/16	27,589
FTSE/JSE Top 40	12	Safex	5,299,777 ZAR	03/17/16	16,351
FTSE/MIB Index	3	IDEM	314,180 EUR	03/18/16	8,096
Gasoline RBOB	55	NYMEX	2,891,270 USD	01/29/16	44,740
Gold 100 Oz	72	COMEX	7,689,989 USD	02/25/16	(56,549)
H-Shares Index	7	HKFE	3,481,924 HKD	01/28/16	(10,990)
Hang Seng Index	12	HKFE	13,235,351 HKD	01/28/16	(11,529)
IBEX 35 Index	77	MEFF	7,330,523 EUR	01/15/16	5,139
Japanese Yen Currency	161	CME	16,648,142 USD	03/14/16	121,014
Live Cattle	75	CME	3,964,817 USD	04/29/16	174,433
Mex Bolsa Index	58	MexDer	24,789,205 MXN	03/18/16	13,428
MSCI Singapore Index	14	SGX	449,149 SGD	01/28/16	2,744
MSCI Taiwan Index	18	SGX	553,281 USD	01/28/16	(5,361)
Natural Gas	10	NYMEX	187,016 USD	01/27/16	46,684
NY Harbor ULSD	75	NYMEX	3,757,068 USD	01/29/16	(216,783)
OMXS30 Index	267	Nasdaq OMX	37,668,069 SEK	01/15/16	117,697
Platinum	3	NYMEX	126,745 USD	04/27/16	7,235
Russell 2000 Mini	4	ICE	454,848 USD	03/18/16	(2,248)
S&P 500 E-Mini	45	CME	4,522,512 USD	03/18/16	57,138
S&P/TSX 60 Index	9	CDE	1,356,223 CAD	03/17/16	9,682
Silver	2	COMEX	140,634 USD	03/29/16	(2,604)
Soybean Meal	215	CBOT	6,021,235 USD	03/14/16	(312,985)
SPI 200	155	SFE	18,969,260 AUD	03/17/16	1,021,357
Sugar 11	154	ICE	2,450,955 USD	04/29/16	122,447
Sugar 11	65	ICE	1,075,455 USD	02/29/16	34,017
Swiss Franc Currency	61	CME	7,757,366 USD	03/14/16	(107,966)
Swiss Market Index	25	Eurex	2,096,636 CHF	03/18/16	89,721
TOPIX Index	26	OSE	408,112,666 JPY	03/10/16	(47,944)
U.S. Treasury 10-Year Note	401	CBOT	50,675,455 USD	03/21/16	(187,049)
WTI Crude	16	NYMEX	810,429 USD	11/21/16	(109,149)
WTI Crude	3	NYMEX	110,680 USD	01/20/16	440
WTI Crude	16	NYMEX	769,717 USD	05/20/16	(118,357)

					$1,567,399

Short Futures
90 Day Eurodollar	20	CME	4,923,361 USD	03/13/17	$(7,639)
90 Day Eurodollar	42	CME	10,427,374 USD	03/14/16	4,549
90 Day Eurodollar	44	CME	10,902,956 USD	06/13/16	1,956
90 Day Eurodollar	45	CME	11,124,104 USD	09/19/16	(6,084)
90 Day Eurodollar	29	CME	7,153,746 USD	12/19/16	(7,079)
90 Day Eurodollar	22	CME	5,408,631 USD	06/19/17	(7,219)
90 Day Eurodollar	15	CME	3,668,118 USD	12/18/17	(15,320)
90 Day Eurodollar	23	CME	5,638,480 USD	09/18/17	(16,358)
90 Day Eurodollar	13	CME	3,183,729 USD	03/19/18	(5,658)
90 Day Eurodollar	4	CME	971,252 USD	12/16/19	(5,248)
90 Day Eurodollar	10	CME	2,426,799 USD	09/16/19	(15,951)
90 Day Eurodollar	5	CME	1,218,887 USD	03/18/19	(3,988)
90 Day Eurodollar	14	CME	3,423,914 USD	06/18/18	(7,836)
90 Day Eurodollar	16	CME	3,912,747 USD	09/17/18	(6,053)
90 Day Eurodollar	10	CME	2,442,331 USD	12/17/18	(4,919)
90 Day Eurodollar	2	CME	488,182 USD	06/17/19	(668)
90 Day Eurodollar	4	CME	974,527 USD	03/16/20	(1,473)
90 Day Eurodollar	3	CME	730,487 USD	06/15/20	(1,138)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
AUD/USD Currency	80	CME	5,747,789 USD	03/14/16	$(65,011)
Australian 10-Year Bond	62	SFE	7,843,625 AUD	03/15/16	(17,271)
Brent Crude	16	ICE	875,625 USD	10/31/16	165,225
Brent Crude	5	ICE	264,832 USD	04/29/16	63,532
Brent Crude	25	ICE	1,108,743 USD	07/29/16	45,993
British Pound Currency	145	CME	13,722,277 USD	03/14/16	369,589
Canadian Currency	172	CME	12,596,630 USD	03/15/16	155,870
CBOE Volatility Index	45	CFE	898,321 USD	02/17/16	48,946
DAX Index	24	Eurex	6,272,174 EUR	03/18/16	(207,597)
Euro Stoxx 50	2,132	Eurex	69,320,660 EUR	03/18/16	(708,104)
Euro-BOBL	11	Eurex	1,450,010 EUR	03/08/16	13,737
Euro-Bund	82	Eurex	13,130,158 EUR	03/08/16	196,395
Euro-Oat	181	Eurex	27,589,431 EUR	03/08/16	467,716
FTSE 100 Index	165	ICE	9,788,102 GBP	03/18/16	(646,581)
FTSE/JSE Top 40	179	Safex	79,082,345 ZAR	03/17/16	(242,130)
Gasoline RBOB	6	NYMEX	402,335 USD	05/31/16	19,522
Japan 10-Year Bond	216	OSE	32,133,793,645 JPY	03/14/16	(489,591)
Lean Hogs	45	CME	1,139,697 USD	04/14/16	(47,403)
Lean Hogs	182	CME	4,130,131 USD	02/12/16	(223,309)
Live Cattle	100	CME	5,273,857 USD	02/29/16	(198,142)
Long Gilt	228	ICE	26,782,227 GBP	03/29/16	233,907
Low Sulphur Gasoil	19	ICE	675,826 USD	02/11/16	40,751
Low Sulphur Gasoil	56	ICE	2,304,744 USD	05/12/16	306,944
Nasdaq 100 E-Mini	40	CME	3,648,374 USD	03/18/16	(21,826)
Natural Gas	223	NYMEX	4,655,143 USD	01/27/16	(556,367)
Nikkei 225	14	OSE	260,596,640 JPY	03/10/16	(48,449)
NY Harbor ULSD	4	NYMEX	261,867 USD	05/31/16	57,679
NY Harbor ULSD	38	NYMEX	1,964,829 USD	02/29/16	131,185
Platinum	35	NYMEX	1,502,428 USD	04/27/16	(60,672)
S&P 500	6	CME	3,061,183 USD	03/17/16	8,083
S&P 500 E-Mini	925	CME	93,823,030 USD	03/18/16	(314,220)
S&P/TSX 60 Index	29	CDE	4,359,038 CAD	03/17/16	(39,158)
SGX CNX Nifty	982	SGX	15,572,487 USD	01/28/16	(37,385)
Silver	44	COMEX	3,072,071 USD	03/29/16	35,411
Soybean Oil	234	CBOT	4,424,631 USD	03/14/16	107,331
TOPIX Index	188	OSE	2,947,999,000 JPY	03/10/16	321,969
U.S. Treasury 10-Year Note	144	CBOT	18,194,290 USD	03/21/16	63,790
U.S. Treasury 2-Year Note	36	CBOT	7,827,601 USD	03/31/16	7,163
U.S. Treasury 5-Year Note	3	CBOT	355,637 USD	03/31/16	676
U.S. Treasury Long Bond	13	CBOT	1,995,259 USD	03/21/16	(3,491)
WTI Crude	41	NYMEX	1,805,038 USD	04/20/16	165,858
WTI Crude	14	NYMEX	580,351 USD	01/20/16	61,791

					$(943,770)

Total Futures Contracts Outstanding					$623,629

Forward Foreign Currency Exchange Contracts Outstanding at December 31, 2015

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	69,044	USD	49,633	Morgan Stanley & Co. International plc	03/21/16	$492
AUD	2,707,000	USD	1,953,331	State Street Bank and Trust Company	03/16/16	12,366
AUD	385,000	USD	273,499	JPMorgan Chase Bank, N.A.	01/29/16	6,720
AUD	71,280	USD	50,990	Morgan Stanley & Co. International plc	03/21/16	758
AUD	30,255	USD	21,997	Morgan Stanley & Co. International plc	03/21/16	(33)
BRL	18,661,000	USD	4,833,204	State Street Bank and Trust Company	03/02/16	(200,120)
BRL	1,397,000	USD	350,125	State Street Bank and Trust Company	03/02/16	(3,283)
BRL	1,159,800	USD	300,000	State Street Bank and Trust Company	03/02/16	(12,049)
BRL	6,286,560	USD	1,634,996	Morgan Stanley & Co. International plc	01/05/16	(45,976)
BRL	2,483,932	USD	646,520	JPMorgan Chase Bank, N.A.	01/05/16	(18,670)
CAD	265,117	USD	194,753	Morgan Stanley & Co. International plc	03/16/16	(3,115)
CAD	151,000	USD	110,337	State Street Bank and Trust Company	03/16/16	(1,188)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	605,570	USD	618,834	Morgan Stanley & Co. International plc	03/21/16	$(12,265)
CHF	2,470,000	USD	2,525,175	State Street Bank and Trust Company	03/16/16	(51,654)
CHF	3,179,475	USD	3,221,268	Morgan Stanley & Co. International plc	03/21/16	(36,546)
CHF	3,298,595	USD	3,336,637	Morgan Stanley & Co. International plc	03/21/16	(32,598)
CHF	3,153,768	USD	3,189,045	Morgan Stanley & Co. International plc	03/21/16	(30,073)
CHF	3,235,880	USD	3,251,836	Morgan Stanley & Co. International plc	03/21/16	(10,616)
CZK	38,839,000	USD	1,593,395	State Street Bank and Trust Company	03/16/16	(28,212)
DKK	1,909,040	USD	283,053	Morgan Stanley & Co. International plc	03/21/16	(4,413)
DKK	5,390	USD	788	Morgan Stanley & Co. International plc	03/21/16	(1)
DKK	15,190	USD	2,227	Morgan Stanley & Co. International plc	03/21/16	(10)
DKK	29,890	USD	4,365	Morgan Stanley & Co. International plc	03/21/16	(3)
EUR	636,591	USD	678,905	State Street Bank and Trust Company	03/16/16	14,151
EUR	284,260	USD	310,588	State Street Bank and Trust Company	03/16/16	(1,114)
EUR	364,417	USD	402,736	Morgan Stanley & Co. International plc	03/21/16	(5,939)
EUR	372,023	USD	410,253	State Street Bank and Trust Company	03/16/16	(5,232)
EUR	1,022,484	USD	1,126,499	Morgan Stanley & Co. International plc	03/16/16	(13,322)
EUR	1,366,952	USD	1,506,010	Morgan Stanley & Co. International plc	03/16/16	(17,810)
EUR	248,000	USD	274,043	State Street Bank and Trust Company	03/16/16	(4,046)
EUR	406,000	USD	441,484	Morgan Stanley & Co. International plc	03/16/16	527
EUR	578,937	USD	633,433	State Street Bank and Trust Company	03/16/16	(3,145)
EUR	22,669	USD	24,778	Morgan Stanley & Co. International plc	03/21/16	(94)
EUR	63,119	USD	68,713	Morgan Stanley & Co. International plc	03/21/16	14
GBP	63,069	USD	95,771	Morgan Stanley & Co. International plc	03/21/16	(2,783)
GBP	4,790,000	USD	7,203,010	State Street Bank and Trust Company	03/16/16	(140,755)
GBP	1,516,166	USD	2,299,023	Morgan Stanley & Co. International plc	03/16/16	(63,626)
GBP	2,372	USD	3,494	Morgan Stanley & Co. International plc	03/21/16	3
HKD	4,275,000	USD	551,844	Morgan Stanley & Co. International plc	03/16/16	76
HUF	3,086,424,000	USD	10,737,180	State Street Bank and Trust Company	03/16/16	(113,850)
ILS	8,561,000	USD	2,226,499	State Street Bank and Trust Company	03/16/16	(23,121)
JPY	2,256,518,000	USD	18,395,477	State Street Bank and Trust Company	03/16/16	409,314
JPY	57,000,000	USD	469,774	Morgan Stanley & Co. International plc	03/16/16	5,238
JPY	263,000,000	USD	2,163,932	Morgan Stanley & Co. International plc	03/16/16	27,790
JPY	132,767,000	USD	1,082,660	JPMorgan Chase Bank, N.A.	01/29/16	22,502
JPY	44,000,000	USD	363,366	Morgan Stanley & Co. International plc	03/16/16	3,310
JPY	40,000,000	USD	331,771	Morgan Stanley & Co. International plc	03/16/16	1,571
JPY	50,000,000	USD	416,320	Morgan Stanley & Co. International plc	03/16/16	357
KRW	3,322,991,000	USD	2,800,431	State Street Bank and Trust Company	03/16/16	22,386
MXN	126,240,500	USD	7,401,660	State Street Bank and Trust Company	03/16/16	(113,757)
MXN	54,815,703	USD	3,146,160	Morgan Stanley & Co. International plc	01/19/16	31,178
MXN	49,259,000	USD	2,836,765	State Street Bank and Trust Company	03/16/16	6,973
NOK	17,723,159	USD	2,052,872	State Street Bank and Trust Company	03/16/16	(52,003)
NZD	4,184,000	USD	2,833,091	State Street Bank and Trust Company	03/16/16	16,283
RUB	103,544,000	USD	1,451,619	State Street Bank and Trust Company	03/16/16	(56,888)
RUB	604,000	USD	8,331	State Street Bank and Trust Company	03/16/16	(195)
SEK	13,644,000	USD	1,616,050	State Street Bank and Trust Company	03/16/16	3,549
TRY	37,941,000	USD	12,707,573	State Street Bank and Trust Company	03/16/16	38,708
ZAR	48,530,000	USD	3,267,639	State Street Bank and Trust Company	03/16/16	(170,297)
USD	18,477,276	AUD	25,855,000	State Street Bank and Trust Company	03/16/16	(297,412)
USD	1,140	AUD	1,584	Morgan Stanley & Co. International plc	03/21/16	(10)
USD	600,000	BRL	2,401,860	State Street Bank and Trust Company	03/02/16	3,675
USD	1,103,971	BRL	4,179,634	Morgan Stanley & Co. International plc	01/05/16	47,507
USD	671,781	BRL	2,671,000	State Street Bank and Trust Company	03/02/16	8,635
USD	1,618,016	BRL	6,286,560	Morgan Stanley & Co. International plc	02/02/16	44,621
USD	639,793	BRL	2,483,932	JPMorgan Chase Bank, N.A.	02/02/16	18,116
USD	639,694	BRL	2,483,932	JPMorgan Chase Bank, N.A.	01/05/16	11,844
USD	542,184	BRL	2,106,926	Morgan Stanley & Co. International plc	01/05/16	9,627
USD	3,009,610	CAD	4,090,000	State Street Bank and Trust Company	03/16/16	53,193
USD	3,223,978	CHF	3,154,875	Morgan Stanley & Co. International plc	03/21/16	63,897
USD	21,238,078	CHF	20,976,000	State Street Bank and Trust Company	03/16/16	232,177
USD	5,686,553	CHF	5,602,960	Morgan Stanley & Co. International plc	03/16/16	75,605
USD	1,289,557	CHF	1,260,000	State Street Bank and Trust Company	03/14/16	27,437
USD	3,201,107	CHF	3,159,575	Morgan Stanley & Co. International plc	03/21/16	36,318

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,186,505	CHF	3,150,175	Morgan Stanley & Co. International plc	03/21/16	$31,132
USD	2,500,000	CHF	2,484,440	State Street Bank and Trust Company	01/28/16	17,108
USD	3,237,690	CHF	3,201,875	Morgan Stanley & Co. International plc	03/21/16	30,531
USD	3,263,714	CHF	3,247,700	Morgan Stanley & Co. International plc	03/21/16	10,654
USD	1,905,850	CNH	12,588,141	Morgan Stanley & Co. International plc	08/22/16	35,331
USD	1,256,009	CNH	8,348,441	Morgan Stanley & Co. International plc	08/22/16	15,482
USD	2,787,016	CNH	18,165,770	State Street Bank and Trust Company	05/13/16	—
USD	3,614,698	CZK	88,845,668	State Street Bank and Trust Company	03/16/16	34,284
USD	1,516,550	EUR	1,400,000	State Street Bank and Trust Company	03/16/16	(7,549)
USD	243,348	EUR	223,302	State Street Bank and Trust Company	03/16/16	239
USD	21,969	EUR	19,879	Morgan Stanley & Co. International plc	03/21/16	324
USD	3,523,903	EUR	3,218,000	State Street Bank and Trust Company	03/16/16	20,470
USD	5,350,175	EUR	4,880,434	Morgan Stanley & Co. International plc	03/16/16	36,852
USD	2,620,785	EUR	2,371,000	State Street Bank and Trust Company	03/14/16	39,763
USD	232,937	EUR	211,221	State Street Bank and Trust Company	03/16/16	2,981
USD	963,183	EUR	875,113	Morgan Stanley & Co. International plc	03/16/16	10,449
USD	1,940,069	EUR	1,762,674	Morgan Stanley & Co. International plc	03/16/16	21,048
USD	778,626	EUR	707,430	Morgan Stanley & Co. International plc	03/16/16	8,447
USD	3,878,167	EUR	3,520,076	Morgan Stanley & Co. International plc	03/16/16	45,864
USD	6,258,624	EUR	5,682,149	Morgan Stanley & Co. International plc	03/16/16	72,474
USD	78,757	EUR	71,503	Morgan Stanley & Co. International plc	03/16/16	912
USD	2,114,980	EUR	1,920,172	Morgan Stanley & Co. International plc	03/16/16	24,491
USD	3,247,380	EUR	3,000,000	State Street Bank and Trust Company	01/21/16	(14,178)
USD	3,952,275	EUR	3,650,000	JPMorgan Chase Bank, N.A.	01/29/16	(16,721)
USD	142,758	EUR	131,068	Morgan Stanley & Co. International plc	03/21/16	45
USD	53,245	EUR	49,000	Morgan Stanley & Co. International plc	03/16/16	(101)
USD	513,721	EUR	472,837	State Street Bank and Trust Company	03/16/16	(1,056)
USD	5,436,005	EUR	5,000,000	State Street Bank and Trust Company	01/28/16	(844)
USD	1,422,356	EUR	1,300,000	State Street Bank and Trust Company	01/28/16	8,775
USD	1,250,562	EUR	1,137,182	State Street Bank and Trust Company	03/16/16	12,514
USD	854,217	EUR	780,000	Morgan Stanley & Co. International plc	03/16/16	5,032
USD	32,301	EUR	29,671	Morgan Stanley & Co. International plc	03/21/16	(7)
USD	3,868,930	GBP	2,556,500	State Street Bank and Trust Company	03/14/16	99,763
USD	424,284	GBP	280,000	State Street Bank and Trust Company	03/16/16	11,459
USD	2,293,085	GBP	1,540,000	JPMorgan Chase Bank, N.A.	01/29/16	22,661
USD	19,266	GBP	12,913	Morgan Stanley & Co. International plc	03/21/16	227
USD	3,727,043	GBP	2,500,000	State Street Bank and Trust Company	01/28/16	41,301
USD	220,878	GBP	148,543	Morgan Stanley & Co. International plc	03/21/16	1,868
USD	26,786	GBP	18,000	Morgan Stanley & Co. International plc	03/16/16	247
USD	178,603	GBP	121,257	Morgan Stanley & Co. International plc	03/21/16	(177)
USD	288,085	GBP	191,000	State Street Bank and Trust Company	03/14/16	6,485
USD	3,327,654	HKD	25,780,000	Morgan Stanley & Co. International plc	03/16/16	(651)
USD	307,825	HKD	2,385,000	Morgan Stanley & Co. International plc	03/16/16	(89)
USD	251,683	HKD	1,950,000	Morgan Stanley & Co. International plc	03/16/16	(70)
USD	331,006	HKD	2,565,000	Morgan Stanley & Co. International plc	03/16/16	(146)
USD	722,874	HKD	5,600,000	Morgan Stanley & Co. International plc	03/16/16	(109)
USD	5,038,857	HUF	1,452,627,000	State Street Bank and Trust Company	03/16/16	38,982
USD	14,332,685	ILS	55,274,000	State Street Bank and Trust Company	03/16/16	106,599
USD	9,912,613	JPY	1,200,120,000	State Street Bank and Trust Company	03/22/16	(91,859)
USD	24,720,968	JPY	2,999,642,248	Morgan Stanley & Co. International plc	03/16/16	(276,682)
USD	629,041	JPY	75,600,000	State Street Bank and Trust Company	03/14/16	(960)
USD	2,205,632	JPY	266,287,000	State Street Bank and Trust Company	03/16/16	(13,483)
USD	130,732	JPY	16,000,000	Morgan Stanley & Co. International plc	03/16/16	(2,605)
USD	2,614,815	JPY	314,000,000	Morgan Stanley & Co. International plc	03/16/16	(1,918)
USD	2,945,765	MXN	51,421,865	State Street Bank and Trust Company	03/14/16	(24,042)
USD	1,683,019	MXN	29,282,855	Morgan Stanley Capital Services LLC	01/19/16	(14,332)
USD	10,048,636	NOK	87,808,000	State Street Bank and Trust Company	03/16/16	135,492
USD	9,828,678	NZD	14,980,000	State Street Bank and Trust Company	03/16/16	(372,952)
USD	2,738,016	PLN	10,901,000	State Street Bank and Trust Company	03/16/16	(37,140)
USD	1,000,000	SEK	8,680,379	State Street Bank and Trust Company	01/27/16	(28,974)
USD	186,918	SEK	1,568,000	State Street Bank and Trust Company	03/16/16	790
USD	2,976,436	TRY	9,107,000	State Street Bank and Trust Company	03/16/16	(83,062)
USD	1,219,742	ZAR	18,659,000	State Street Bank and Trust Company	03/16/16	$28,864

Total Forward Foreign Currency Exchange Contracts Outstanding						$(329,073)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Centrally Cleared Credit Default Swaps on Single-Name Issues (Sell Protection) — Outstanding at December 31, 2015

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russia 09/20	1.00%	09/20/20	Credit Suisse Securities (USA) LLC	88,856 USD	$(7,577)	$(7,290)	$(287)

Total Centrally Cleared Credit Default Swaps on Single-Name Issues (Sell Protection)					$(7,577)	$(7,290)	$(287)

Centrally Cleared Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at December 31, 2015

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil 06/20	(1.00%)	06/20/20	Credit Suisse Securities (USA) LLC	1,911,000 USD	$277,319	$132,838	$144,481
Turkey 09/20	(1.00%)	09/20/20	Credit Suisse Securities (USA) LLC	1,894,000 USD	130,851	151,172	(20,321)
Turkey 12/20	(1.00%)	12/20/20	Credit Suisse Securities (USA) LLC	3,079,000 USD	232,935	201,514	31,421

Total Centrally Cleared Credit Default Swaps on Single-Name Issues (Buy Protection)					$641,105	$485,524	$155,581

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at December 31, 2015

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.25	5.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,000,000 USD	$90,424	$158,000	$(67,576)
CDX.NA.IG.25	1.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,000,000 USD	75,456	113,669	(38,213)
iTraxx Europe Crossover Series 24 Version 1	5.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,900,000 EUR	525,120	476,451	48,669
iTraxx Europe Series 24 Version 1	1.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,000,000 EUR	60,509	46,912	13,597

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)					$751,509	$795,032	$(43,523)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at December 31, 2015

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.8	2.00%	10/17/57	Morgan Stanley and Co. International plc	1,000,000 USD	$(72,814)	$(67,411)	$(5,403)
CMBX.NA.AAA.8	0.50%	10/17/57	Credit Suisse International	16,500,000 USD	(796,680)	(889,242)	92,562

Total OTC Credit Default Swaps on Index (Sell Protection)					$(869,494)	$(956,653)	$87,159

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

OTC Credit Default Swaps on Single-Name Issues (Sell Protection) — Outstanding at December 31, 2015

Reference Obligation	Rating	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russia 09/20	BB	1.00%	09/20/20	Morgan Stanley Capital Services LLC	2,060,827 USD	$(176,493)	$(241,983)	$65,490

Total OTC Credit Default Swaps on Single-Name Issues (Sell Protection)						$(176,493)	$(241,983)	$65,490

OTC Total Return Swaps Outstanding at December 31, 2015

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Adecco SA REG	02/09/17	Credit Suisse Securities (Europe) Limited	1,603,334 CHF	$50,324
Advance Auto Parts, Inc.	05/24/17	Morgan Stanley Capital Services LLC	4,166,928 USD	(151,020)
Airbus Group	02/09/16	Credit Suisse Securities (Europe) Limited	1,894,326 EUR	(37,169)
Alcatel Lucent	02/09/16	Credit Suisse Securities (Europe) Limited	6,809,891 EUR	362,108
Allergan PLC	05/24/17	Morgan Stanley Capital Services LLC	3,722,341 USD	17,034
Alstom	02/09/16	Credit Suisse Securities (Europe) Limited	3,306,961 EUR	100,339
Altice NV	11/07/16	Credit Suisse Securities (Europe) Limited	735,768 EUR	181,593
Altice NV	05/24/17	Morgan Stanley Capital Services LLC	114,387 EUR	28,232
Altice NV	11/07/16	Credit Suisse Securities (Europe) Limited	1,474,636 EUR	359,003
Altice NV	05/24/17	Morgan Stanley Capital Services LLC	14,083 EUR	3,429
Amadeus IT Holding SA	02/09/16	Credit Suisse Securities (Europe) Limited	1,842,481 EUR	93,227
Amazon.com, Inc.	05/24/17	Morgan Stanley Capital Services LLC	13,161,603 USD	344,707
Amazon.com, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	1,916,642 USD	50,197
Astrazeneca PLC	08/10/17	Morgan Stanley Capital Services LLC	2,477,127 GBP	80,435
Atlantia SpA	08/18/16	Credit Suisse Securities (Europe) Limited	2,182,550 EUR	29,404
Atos	02/09/16	Credit Suisse Securities (Europe) Limited	3,651,047 EUR	(83,723)
Autozone, Inc.	05/24/17	Morgan Stanley Capital Services LLC	11,684,432 USD	(297,598)
Barclays PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,345,922 GBP	37,873
Bayer AG	02/08/16	Credit Suisse Securities (Europe) Limited	2,070,797 EUR	47,628
Bayer AG REG	08/09/17	Morgan Stanley Capital Services LLC	3,422,730 EUR	(183,389)
Beazer Homes USA, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	1,504,363 USD	—
BNP Paribas SA	02/09/16	Credit Suisse Securities (Europe) Limited	2,171,745 EUR	(9,900)
Bovespa Index	02/17/16	Morgan Stanley and Capital Services LLC	15,040,814 BRL	(187,254)
Cadence Design Systems, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	198,358 USD	(7,343)
Cadence Design Systems, Inc.	05/24/17	Morgan Stanley Capital Services LLC	2,702,849 USD	(100,059)
Cap Gemini	02/09/16	Credit Suisse Securities (Europe) Limited	60,352 EUR	2,879
Casino Guichard Perrachon	02/09/16	Credit Suisse Securities (Europe) Limited	1,087,276 EUR	(91,969)
Commerzbank AG	02/08/16	Credit Suisse Securities (Europe) Limited	704,999 EUR	19,367
Credit Agricole SA	02/09/16	Credit Suisse Securities (Europe) Limited	1,306,556 EUR	60,552
Criteo SA ADR	11/14/16	Credit Suisse Securities (Europe) Limited	1,818,654 USD	31,775
Croda International PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,088,091 GBP	51,709
Dassault Aviation SA	02/09/16	Credit Suisse Securities (Europe) Limited	1,494,316 EUR	102,951
Delhaize Group	01/23/17	Credit Suisse Securities (Europe) Limited	1,897,352 EUR	—
Deutsche Bank AG REG	02/08/16	Credit Suisse Securities (Europe) Limited	1,946,694 EUR	111,216
Electrolux AB	02/09/16	Credit Suisse Securities (Europe) Limited	30,512,013 SEK	171,594
Endesa SA	02/09/16	Credit Suisse Securities (Europe) Limited	1,908,984 EUR	(43,849)
Enel SpA	08/18/16	Credit Suisse Securities (Europe) Limited	821,851 EUR	(2,289)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
ENI SpA Italia	08/18/16	Credit Suisse Securities (Europe) Limited	812,196 EUR	$1,923
Fresenius Medical Care AG & Co. KgaA	02/08/16	Credit Suisse Securities (Europe) Limited	2,865,130 EUR	63,353
Google, Inc. Class A	10/25/16	Credit Suisse Securities (Europe) Limited	706,124 USD	16,648
Google, Inc. Class A	05/24/17	Morgan Stanley Capital Services LLC	12,083,151 USD	284,874
HCA Holdings, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	941,499 USD	28,248
HCA Holdings, Inc.	05/24/17	Morgan Stanley Capital Services LLC	2,032,243 USD	60,973
Home Depot, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	7,711,318 USD	56,386
Home Depot, Inc.	05/24/17	Morgan Stanley Capital Services LLC	3,780,627 USD	27,644
iBoxx Liquid High Yield Index	03/21/16	JPMorgan Chase Bank, N.A.	700,000 USD	(10,633)
iBoxx Liquid High Yield Index	03/21/16	JPMorgan Chase Bank, N.A.	1,050,000 USD	(14,183)
iBoxx Liquid High Yield Index	03/21/16	JPMorgan Chase Bank, N.A.	350,000 USD	(4,541)
iBoxx Liquid High Yield Index	03/21/16	JPMorgan Chase Bank, N.A.	600,000 USD	(5,763)
iBoxx Liquid High Yield Index	03/21/16	JPMorgan Chase Bank, N.A.	300,000 USD	(3,890)
iBoxx Liquid High Yield Index	03/21/16	JPMorgan Chase Bank, N.A.	360,000 USD	(1,638)
iBoxx Liquid High Yield Index	03/21/16	JPMorgan Chase Bank, N.A.	360,000 USD	3,305
Impax Laboratories, Inc.	05/24/17	Morgan Stanley Capital Services LLC	2,763,507 USD	62,116
Impax Laboratories, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	582,343 USD	13,089
Imperial Tobaco Group PLC	02/09/16	Credit Suisse Securities (Europe) Limited	2,531,908 GBP	108,255
Intercontinental Hotels Group	02/09/16	Credit Suisse Securities (Europe) Limited	436,040 GBP	23,047
Koninklijke DSM NV	02/09/16	Credit Suisse Securities (Europe) Limited	1,646,783 EUR	46,621
Lafargeholcim Ltd.	02/09/16	Credit Suisse Securities (Europe) Limited	1,250,105 EUR	16,482
Linde AG	02/08/16	Credit Suisse Securities (Europe) Limited	1,571,776 EUR	35,152
Lloyds Banking Group PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,385,791 GBP	79,289
Masonite International Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	2,645,172 USD	(14,180)
Masonite International Corp.	05/24/17	Morgan Stanley Capital Services LLC	2,144,443 USD	(11,496)
Mead Johnson Nutrition Co.	11/14/16	Credit Suisse Securities (Europe) Limited	1,088,665 USD	27,135
Norwegian Cruise Line Holdings	10/25/16	Credit Suisse Securities (Europe) Limited	1,772,316 USD	3,030
Norwegian Cruise Line Holdings	05/24/17	Morgan Stanley Capital Services LLC	2,789,806 USD	4,769
Numericable SFR	11/07/16	Credit Suisse Securities (Europe) Limited	3,078,335 EUR	(182,235)
Numericable SFR	05/24/17	Morgan Stanley Capital Services LLC	1,737,239 EUR	(102,843)
Orange	02/09/16	Credit Suisse Securities (Europe) Limited	2,168,913 EUR	28,500
Pilgrim’s Pride Corp.	05/24/17	Morgan Stanley Capital Services LLC	270,211 USD	8,322
Prudential PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,361,410 GBP	66,358
Publicis Groupe	02/09/16	Credit Suisse Securities (Europe) Limited	1,122,556 EUR	39,181
PulteGroup, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	3,945,774 USD	97,567
PulteGroup, Inc.	05/24/17	Morgan Stanley Capital Services LLC	4,337,153 USD	107,244
Puma SE	02/08/16	Credit Suisse Securities (Europe) Limited	1,255,082 EUR	3,442
Renault SA	02/09/16	Credit Suisse Securities (Europe) Limited	1,714,730 EUR	98,490
Roche Holding AG Genusschein	02/09/17	Credit Suisse Securities (Europe) Limited	2,192,279 CHF	66,079
Royal Bank of Scotland Group	12/28/16	Credit Suisse Securities (Europe) Limited	3,911,594 GBP	(475,045)
Royal Dutch Shell	02/09/16	Credit Suisse Securities (Europe) Limited	2,036,907 GBP	141,632
RSA Insurance Group PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,500,562 GBP	28,900
Sanofi Aventis	02/09/16	Credit Suisse Securities (Europe) Limited	2,384,271 EUR	(3,950)
Shire PLC	08/10/17	Morgan Stanley Capital Services LLC	2,123,784 GBP	243,363
Shire PLC	12/28/16	Credit Suisse Securities (Europe) Limited	4,052,351 GBP	(689,735)
Six Flags Entertainment Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	8,060,696 USD	284,031
Six Flags Entertainment Corp.	05/24/17	Morgan Stanley Capital Services LLC	3,247,566 USD	114,433
Skandinaviska Enskilda Banken AB	02/09/16	Credit Suisse Securities (Europe) Limited	20,493,473 SEK	74,161
Smith & Nephew PLC	02/09/16	Credit Suisse Securities (Europe) Limited	4,148,477 GBP	687,029
Standard Chartered PLC	02/09/16	Credit Suisse Securities (Europe) Limited	908,734 GBP	221,938
Starbucks Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	5,345,178 USD	4,456
Starbucks Corp.	05/24/17	Morgan Stanley Capital Services LLC	2,873,282 USD	2,395
Tim Participacoes ADR	11/14/16	Credit Suisse Securities (Europe) Limited	1,292,209 USD	(36,533)
TripAdvisor, Inc.	05/24/17	Morgan Stanley Capital Services LLC	9,143,229 USD	(70,242)
TUI AG DI	02/08/16	Credit Suisse Securities (Europe) Limited	1,631,235 EUR	43,832
UBM PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,487,025 GBP	116,185
Union Pacific Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	2,791,334 USD	65,390
Union Pacific Corp.	05/24/17	Morgan Stanley Capital Services LLC	5,751,304 USD	134,731
United Rentals, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	3,932,413 USD	288,617
United Rentals, Inc.	05/24/17	Morgan Stanley Capital Services LLC	2,690,900 USD	197,497
Visa, Inc.	05/24/17	Morgan Stanley Capital Services LLC	9,063,078 USD	(123,346)
Visa, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	3,278,768 USD	(44,623)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Vodafone Group PLC	12/28/16	Credit Suisse Securities (Europe) Limited	4,173,676 GBP	$(96,342)
Vodafone Group PLC	02/09/16	Credit Suisse Securities (Europe) Limited	1,970,414 GBP	159,451

Total Buys				$3,536,359

Sells
ABB Ltd. REG	02/09/17	Credit Suisse Securities (Europe) Limited	2,795,385 CHF	$(18,773)
ADT Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	3,518,956 USD	63,905
ADT Corp.	05/24/17	Morgan Stanley Capital Services LLC	3,997,143 USD	72,589
AGCO Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	3,380,257 USD	47,723
AGCO Corp.	05/24/17	Morgan Stanley Capital Services LLC	2,382,110 USD	33,631
Allianz SE REG	02/08/16	Credit Suisse Securities (Europe) Limited	890,724 EUR	(26,450)
Altran Technologies SA	02/09/16	Credit Suisse Securities (Europe) Limited	132,211 EUR	925
America Movil ADR	07/25/16	Credit Suisse Securities (Europe) Limited	208,083 USD	12,649
Avon Products, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	653,520 USD	(18,246)
Avon Products, Inc.	05/24/17	Morgan Stanley Capital Services LLC	923,607 USD	(25,786)
AXA SA	02/09/16	Credit Suisse Securities (Europe) Limited	1,962,334 EUR	(47,083)
Barclays PLC	04/26/17	Credit Suisse Securities (Europe) Limited	1,057,827 GBP	169,676
BG Group PLC	02/09/16	Credit Suisse Securities (Europe) Limited	42,188 GBP	(1,887)
Blackberry Ltd.	10/25/16	Credit Suisse Securities (Europe) Limited	3,033,271 USD	(552,558)
Blackberry Ltd.	05/24/17	Morgan Stanley Capital Services LLC	3,835,471 USD	(698,691)
British American Tobacco PLC	02/09/16	Credit Suisse Securities (Europe) Limited	172,652 GBP	(5,869)
Chesapeake Energy Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	800,305 USD	(157,507)
Chesapeake Energy Corp.	05/24/17	Morgan Stanley Capital Services LLC	613,012 USD	(120,646)
CSL LTD	03/02/17	Morgan Stanley Capital Services LLC	2,004,460 AUD	(123,251)
Deere & Co.	10/25/16	Credit Suisse Securities (Europe) Limited	7,655,707 USD	97,121
Deere & Co.	05/24/17	Morgan Stanley Capital Services LLC	4,394,057 USD	55,743
Distribuidora Internacional	02/09/16	Credit Suisse Securities (Europe) Limited	602,023 EUR	17,771
Elekta AB	02/09/16	Credit Suisse Securities (Europe) Limited	12,048,541 SEK	23,367
Ericsson LM	02/09/16	Credit Suisse Securities (Europe) Limited	282,762 SEK	(2,469)
Fresenius Medical Care AG & Co KGaA	08/09/17	Morgan Stanley Capital Services LLC	791,425 EUR	32,245
GlaxoSmithKline PLC	08/10/17	Morgan Stanley Capital Services LLC	106,095 GBP	(3,496)
Groupon, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	2,115,385 USD	27,207
Groupon, Inc.	05/24/17	Morgan Stanley Capital Services LLC	2,848,956 USD	36,642
Guess?, Inc.	05/24/17	Morgan Stanley Capital Services LLC	4,055,691 USD	225,203
iShares MSCI Brazil Capped ETF	11/14/16	Credit Suisse Securities (Europe) Limited	420,041 USD	31,733
J.C. Penney Co., Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	2,315,816 USD	161,719
J.C. Penney Co., Inc.	05/24/17	Morgan Stanley Capital Services LLC	2,170,210 USD	151,551
K S AG REG	11/07/16	Credit Suisse Securities (Europe) Limited	1,692,891 EUR	6,210
K S AG REG	05/24/17	Morgan Stanley Capital Services LLC	652,935 EUR	2,395
KOSPI 200 Index	03/10/16	Morgan Stanley Capital Services LLC	7,713,545,970 KRW	(86,204)
L’Oreal	02/09/16	Credit Suisse Securities (Europe) Limited	121,018 EUR	2,574
Las Vegas Sands Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	1,721,213 USD	(97,490)
Las Vegas Sands Corp.	05/24/17	Morgan Stanley Capital Services LLC	4,097,137 USD	(232,063)
Mattel, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	4,399,308 USD	(12,992)
Mattel, Inc.	05/24/17	Morgan Stanley Capital Services LLC	2,441,649 USD	(7,211)
Merck KgaA	08/09/17	Morgan Stanley Capital Services LLC	2,440,151 EUR	(141,830)
Mosaic Co.	05/24/17	Morgan Stanley Capital Services LLC	3,039,779 USD	111,597
Nestle SA REG	02/09/17	Credit Suisse Securities (Europe) Limited	110,454 CHF	(2,187)
Nokia OYJ	10/17/16	Credit Suisse Securities (Europe) Limited	2,351,493 EUR	(79,921)
Philip Morris International	11/14/16	Credit Suisse Securities (Europe) Limited	355,401 USD	(283)
Pilgrims Pride Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	3,313,807 USD	(102,058)
Potash Corp. of Saskatchewan	10/25/16	Credit Suisse Securities (Europe) Limited	2,587,083 USD	28,397
Potash Corp. of Saskatchewan	05/24/17	Morgan Stanley Capital Services LLC	3,256,928 USD	35,749
Safran SA	02/09/16	Credit Suisse Securities (Europe) Limited	71,615 EUR	(61)
Sainsbury (J) PLC	02/09/16	Credit Suisse Securities (Europe) Limited	411,637 GBP	(23,124)
Siemens AG REG	02/08/16	Credit Suisse Securities (Europe) Limited	1,099,237 EUR	(22,754)
Sprint Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	1,900,587 USD	(48,457)
Sprint Corp.	05/24/17	Morgan Stanley Capital Services LLC	2,949,721 USD	(75,205)
Stora Enso OYJ	11/07/16	Credit Suisse Securities (Europe) Limited	3,059,517 EUR	41,097
Stora Enso OYJ	05/24/17	Morgan Stanley Capital Services LLC	2,272,990 EUR	30,532
Telefonica Brasil	11/14/16	Credit Suisse Securities (Europe) Limited	583,724 USD	34,086

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Telefonica SA	02/09/16	Credit Suisse Securities (Europe) Limited	1,883,443 EUR	$88,036
Tesla Motors, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	4,088,396 USD	(349,869)
Tesla Motors, Inc.	05/24/17	Morgan Stanley Capital Services LLC	101,038 USD	(8,646)
Twitter, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	4,937,316 USD	166,982
Twitter, Inc.	05/24/17	Morgan Stanley Capital Services LLC	5,419,992 USD	156,221
Unilever DR	02/09/16	Credit Suisse Securities (Europe) Limited	807,746 EUR	(14,349)
United States Steel Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	814,809 USD	48,043
United States Steel Corp.	05/24/17	Morgan Stanley Capital Services LLC	590,522 USD	34,818
UPM Kymmene OYJ	11/07/16	Credit Suisse Securities (Europe) Limited	3,282,168 EUR	(63,205)
UPM Kymmene OYJ	05/24/17	Morgan Stanley Capital Services LLC	2,299,822 EUR	(44,288)
Wal-Mart Stores, Inc	05/24/17	Morgan Stanley Capital Services LLC	1,676,480 USD	(46,663)
Wal-Mart Stores, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	5,708,264 USD	(158,882)
Whirlpool Corp.	11/14/16	Credit Suisse Securities (Europe) Limited	240,331 USD	(3,032)
Whole Foods Market, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	6,435,216 USD	(103,448)
Whole Foods Market, Inc.	05/24/17	Morgan Stanley Capital Services LLC	4,220,786 USD	(67,850)
Wynn Resorts Ltd.	05/24/17	Morgan Stanley Capital Services LLC	3,367,644 USD	(160,631)
Wynn Resorts Ltd.	10/25/16	Credit Suisse Securities (Europe) Limited	613,380 USD	(29,257)
Yelp, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	1,883,694 USD	(135,301)
Yelp, Inc.	05/24/17	Morgan Stanley Capital Services LLC	7,332,259 USD	(526,656)

Total Sells				$(2,398,492)

Total OTC Total Return Swaps Outstanding				$1,137,867

Centrally Cleared Interest Rate Swaps Outstanding at December 31, 2015

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	Three-Month Libor	2.000%	03/16/21	Credit Suisse Securities (USA) LLC	1,631,000 USD	$14,320	$22,967	$(8,647)
Pays	Three-Month Libor	2.500%	03/16/26	Credit Suisse Securities (USA) LLC	14,289,000 USD	305,451	426,967	(121,516)
Pays	Three-Month Libor	2.750%	03/16/46	Credit Suisse Securities (USA) LLC	4,516,000 USD	64,684	176,058	(111,374)
Receives	Three-Month Libor	1.297%	08/13/18	Morgan Stanley & Co. LLC	320,000 USD	188	—	188
Receives	Three-Month Libor	1.500%	03/16/18	Credit Suisse Securities (USA) LLC	28,286,000 USD	(118,083)	(195,217)	77,134
Receives	Three-Month Libor	1.772%	10/25/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,500,000 USD	68,871	—	68,871
Receives	Three-Month Libor	1.861%	12/11/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,000,000 USD	12,704	—	12,704
Receives	Three-Month Libor	1.919%	09/30/19	Morgan Stanley & Co. LLC	6,923,000 USD	(93,514)	—	(93,514)
Receives	Three-Month Libor	2.304%	01/27/25	Morgan Stanley & Co. LLC	2,430,000 USD	(31,287)	—	(31,287)
Receives	Three-Month Libor	2.534%	09/25/24	Morgan Stanley & Co. LLC	6,600,000 USD	(218,326)	—	(218,326)

Total Centrally Cleared Interest Rate Swaps Outstanding						$5,008	$430,775	$(425,767)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Abbreviation Legend:
ADR	American Depository Receipt
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
LIBOR	London Interbank Offered Rate
MEFF	MEFF Renta Variable
MexDer	Mexican Derivatives Exchange
MTN	Medium Term Note
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
Safex	South African Futures Exchange
SFE	ASX Trade24
SGX	Singapore Exchange
Currency Legend:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

December 31, 2015 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 101.7%
COMMON STOCK — 36.3%
Argentina — 0.0%
Retail Discretionary — 0.0%
MercadoLibre, Inc.	1,000	$114,340

Total Argentina		114,340

Australia — 0.0%
Iron & Steel — 0.0%
BHP Billiton Ltd. ADR	14,900	383,824
BHP Billiton PLC ADR	35,200	797,280

Total Australia		1,181,104

Belgium — 0.1%
Biotechnology & Pharmaceuticals — 0.0%
Galapagos NV (a),(b)	8,109	500,731

Insurance — 0.1%
Ageas	56,723	2,632,734

Transportation & Logistics — 0.0%
Euronav NV (a)	4,600	63,066

Total Belgium		3,196,531

Bermuda — 0.1%
Media — 0.0%
Central European Media Enterprises Ltd. A Shares (a)	5,100	13,719

Semiconductors — 0.1%
Marvell Technology Group Ltd.	192,700	1,699,614

Total Bermuda		1,713,333

Brazil — 0.0%
Consumer Products — 0.0%
AMBEV SA ADR	200	892
BRF SA ADR	11,400	157,548

		158,440

Forest & Paper Products — 0.0%
Fibria Celulose SA ADR	100	1,269

Iron & Steel — 0.0%
Gerdau SA ADR	6,000	7,200

Oil, Gas & Coal — 0.0%
Cosan Ltd. A Shares	1,000	3,690
Petroleo Brasileiro SA ADR (a)	8,600	36,980

		40,670

Retail—Consumer Staples — 0.0%
Cia Brasileira de Distribuicao ADR	900	9,468

Telecommunications — 0.0%
Telefonica Brasil SA ADR	100	903
Tim Participacoes SA ADR	500	4,240

		5,143

Utilities — 0.0%
Cia Energetica de Minas Gerais ADR	31,900	47,850

Total Brazil		270,040

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Canada — 0.2%
Asset Management — 0.0%
Fairfax India Holdings Corp. (a)	97,600	$985,760

Automotive — 0.0%
Magna International, Inc.	16,500	669,240

Banking — 0.1%
Canadian Imperial Bank of Commerce	20,150	1,327,946
National Bank of Canada	36,400	1,060,406

		2,388,352

Biotechnology & Pharmaceuticals — 0.0%
QLT, Inc. (a)	6,400	17,024
Sophiris Bio, Inc. (a)	1,300	2,353

		19,377

Chemicals — 0.0%
Potash Corp. of Saskatchewan, Inc.	30,300	518,736

Consumer Products — 0.0%
SunOpta, Inc. (a)	5,100	34,884

Forest & Paper Products — 0.0%
Mercer International, Inc. (c)	9,200	83,260

Gaming, Lodging & Restaurants — 0.0%
Restaurant Brands International	21	785

Media — 0.0%
Points International Ltd. (a)	100	959

Metals & Mining — 0.0%
Barrick Gold Corp.	93,000	686,340
Cameco Corp.	7,300	90,009
Dominion Diamond Corp. (a),(c)	17,900	183,117
Eldorado Gold Corp.	6,400	19,008
Fortuna Silver Mines, Inc. (a)	5,000	11,250
Kinross Gold Corp. (a)	15,700	28,574
MFC Industrial Ltd.	400	780
Nevsun Resources Ltd.	7,200	19,512
Rubicon Minerals Corp. (a)	300	27
Sandstorm Gold Ltd. (a)	1,100	2,893
Silver Standard Resources, Inc. (a)	1,100	5,698
Silver Wheaton Corp.	27,700	344,034
Taseko Mines Ltd. (a)	200	68

		1,391,310

Oil, Gas & Coal — 0.0%
Advantage Oil & Gas Ltd. (a),(c)	5,300	26,924
CHC Group Ltd. (a)	86	560
Gran Tierra Energy, Inc. (a),(c)	20,500	44,485
TransGlobe Energy Corp. (c)	800	1,440

		73,409

Passenger Transportation — 0.0%
Student Transportation, Inc.	1,800	6,678

Renewable Energy — 0.1%
Canadian Solar, Inc. (a),(d)	81,390	2,357,054

Total Canada		8,529,804

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Chile — 0.0%
Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA ADR	5,000	$95,050

Utilities — 0.0%
Enersis SA ADR	9,500	115,425

Total Chile		210,475

China — 0.3%
Automotive — 0.0%
China Automotive Systems, Inc. (a)	1,900	8,702

Biotechnology & Pharmaceuticals — 0.0%
Sinovac Biotech Ltd. (a)	700	4,004

Consumer Services — 0.0%
New Oriental Education & Technology Group, Inc. ADR	42,800	1,342,636

Gaming, Lodging & Restaurants — 0.0%
Homeinns Hotel Group ADR (a)	1,100	37,576

Insurance — 0.0%
China Life Insurance Co. Ltd. ADR	20,700	330,993
CNinsure, Inc. ADR (a)	4,400	40,832

		371,825

Machinery — 0.0%
Hollysys Automation Technologies Ltd.	7,200	159,696

Media — 0.3%
Baidu, Inc. ADR (a)	47,315	8,944,427
SINA Corp. (a)	6,200	306,280
Sohu.com, Inc. (a)	22,400	1,281,056
Xunlei Ltd. ADR (a)	500	3,780
Zhaopin Ltd. ADR (a)	440	6,741

		10,542,284

Medical Equipment/Devices — 0.0%
Mindray Medical International Ltd. ADR	2,600	70,512

Metals & Mining — 0.0%
Aluminum Corp. of China Ltd. ADR (a)	400	3,296

Oil, Gas & Coal — 0.0%
PetroChina Co. Ltd. ADR	800	52,472

Passenger Transportation — 0.0%
China Southern Airlines Co. Ltd. ADR	5,200	198,380
Guangshen Railway Co. Ltd. ADR	200	4,944

		203,324

Real Estate — 0.0%
E-House China Holdings Ltd. ADR	5,500	34,595
Xinyuan Real Estate Co. Ltd. ADR	6,700	24,723

		59,318

Renewable Energy — 0.0%
JA Solar Holdings Co. Ltd. ADR (a)	6,900	66,930
Trina Solar Ltd. ADR (a)	900	9,918

		76,848

Software — 0.0%
Changyou.com Ltd. ADR (a)	1,200	29,784

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Technology Services — 0.0%
Baozun, Inc. (a)	100	$821

Telecommunications — 0.0%
China Telecom Corp. Ltd. ADR	300	13,935
China Unicom Hong Kong Ltd. ADR	100	1,206

		15,141

Utilities — 0.0%
Huaneng Power International, Inc. ADR	200	6,860

Total China		12,985,099

Colombia — 0.0%
Oil, Gas & Coal — 0.0%
Ecopetrol SA ADR	1,200	8,412

Total Colombia		8,412

Cyprus — 0.0%
Oil, Gas & Coal — 0.0%
Ocean Rig UDW, Inc.	2,700	4,401

Total Cyprus		4,401

France — 0.1%
Asset Management — 0.1%
Amundi SA (a)	23,540	1,104,635
Eurazeo SA	20,346	1,403,243

		2,507,878

Banking — 0.0%
Credit Agricole SA	129,693	1,528,320

Total France		4,036,198

Greece — 0.0%
Real Estate — 0.0%
Grivalia Properties REIC (a)	109,825	879,627

Transportation & Logistics — 0.0%
Aegean Marine Petroleum Network, Inc.	12,100	101,156
Costamare, Inc.	10,100	105,242
Safe Bulkers, Inc.	2,900	2,349
StealthGas, Inc. (a)	1,500	5,145
Tsakos Energy Navigation Ltd.	28,800	228,096

		441,988

Total Greece		1,321,615

Hong Kong — 0.0%
Health Care Facilities/Services — 0.0%
China Cord Blood Corp. (a)	1,700	10,829

Insurance — 0.0%
AIA Group Ltd.	204,600	1,222,501

Media — 0.0%
Global Sources Ltd. (a)	1,900	14,820

Total Hong Kong		1,248,150

India — 0.1%
Banking — 0.1%
ICICI Bank Ltd. ADR	283,327	2,218,450

Metals & Mining — 0.0%
Vedanta Ltd. ADR	800	4,448

Total India		2,222,898

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Ireland — 0.3%
Biotechnology & Pharmaceuticals — 0.2%
Prothena Corp. PLC (a)	1,900	$129,409
Shire PLC ADR	31,226	6,401,330

		6,530,739

Insurance — 0.1%
XL Group PLC	39,613	1,552,037

Medical Equipment/Devices — 0.0%
Trinity Biotech PLC ADR	5,200	61,152

Passenger Transportation — 0.0%
Ryanair Holdings PLC ADR	11,175	966,191

Specialty Finance — 0.0%
Fly Leasing Ltd. ADR	9,400	128,310

Total Ireland		9,238,429

Israel — 0.5%
Biotechnology & Pharmaceuticals — 0.4%
Teva Pharmaceutical Industries Ltd. ADR (b)	228,514	14,999,659

Electrical Equipment — 0.0%
Magal Security Systems Ltd. (a)	100	425
Orbotech Ltd. (a)	16,500	365,145

		365,570

Hardware — 0.0%
AudioCodes Ltd. (a)	100	390
Ceragon Networks Ltd. (a)	300	363
Radware Ltd. (a)	3,300	50,622

		51,375

Media — 0.0%
Wix.com Ltd. (a)	600	13,650

Medical Equipment/Devices — 0.0%
Syneron Medical Ltd. (a)	7,100	54,741

Semiconductors — 0.0%
Mellanox Technologies Ltd. (a)	900	37,926
Nova Measuring Instruments Ltd. (a)	1,800	17,640
Tower Semiconductor Ltd. (a)	900	12,654

		68,220

Software — 0.1%
Attunity Ltd. (a)	500	5,525
Check Point Software Technologies Ltd. (a),(b),(d)	17,720	1,442,054
Mind CTI Ltd.	200	506
Sapiens International Corp. NV	1,400	14,280

		1,462,365

Technology Services — 0.0%
Magic Software Enterprises Ltd.	600	3,318

Telecommunications — 0.0%
Allot Communications Ltd. (a)	1,800	10,476

Total Israel		17,029,374

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Italy — 0.1%
Asset Management — 0.1%
Anima Holding SpA	202,950	$1,752,899

Banking — 0.0%
Banca Generali SpA	34,896	1,097,688

Technology Services — 0.0%
Cerved Information Solutions SpA	190,913	1,585,797

Total Italy		4,436,384

Japan — 2.7%
Automotive — 0.4%
Aisin Seiki Co. Ltd.	115,000	4,949,412
Mazda Motor Corp.	612,000	12,628,465

		17,577,877

Banking — 0.2%
Mitsubishi UFJ Financial Group, Inc.	1,248,800	7,735,378

Chemicals — 0.2%
Nitto Denko Corp.	112,500	8,213,137

Consumer Products — 0.2%
Ajinomoto Co., Inc.	253,000	5,989,957

Electrical Equipment — 0.4%
Daikin Industries Ltd. (d)	113,300	8,250,693
SMC Corp.	25,900	6,727,104

		14,977,797

Engineering & Construction Services — 0.1%
Taisei Corp.	354,000	2,331,785

Hardware — 0.1%
Sony Corp.	167,000	4,104,324

Machinery — 0.2%
Kubota Corp.	409,000	6,318,496

Passenger Transportation — 0.2%
ANA Holdings, Inc.	3,199,000	9,229,448

Real Estate — 0.5%
Mitsubishi Estate Co. Ltd.	437,000	9,086,685
Mitsui Fudosan Co. Ltd.	413,000	10,365,421

		19,452,106

Specialty Finance — 0.0%
Orix Corp. ADR	100	7,024

Telecommunications — 0.2%
KDDI Corp.	283,300	7,357,351
SoftBank Group Corp. (b)	34,000	1,715,994

		9,073,345

Total Japan		105,010,674

Luxembourg — 0.0%
Consumer Products — 0.0%
Adecoagro SA (a)	5,500	67,595

Iron & Steel — 0.0%
ArcelorMittal	16,000	67,520
Ternium SA ADR	13,200	164,076

		231,596

Total Luxembourg		299,191

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Netherlands — 0.7%
Banking — 0.0%
ING Groep NV ADR	1,800	$24,228
ING Groep NV CVA	81,711	1,105,552

		1,129,780

Media — 0.3%
Altice NV (a)	709,819	10,204,760

Medical Equipment/Devices — 0.0%
Koninklijke Philips NV	400	10,180

Metals & Mining — 0.0%
Constellium NV Class A (a)	4,400	33,880

Oil, Gas & Coal — 0.1%
Royal Dutch Shell PLC ADR	58,949	2,699,275

Semiconductors — 0.1%
ASML Holding NV New York Shares	800	71,016
NXP Semiconductor NV (a),(b)	51,457	4,335,252

		4,406,268

Software — 0.0%
InterXion Holding NV (a)	25,000	753,750

Specialty Finance — 0.2%
AerCap Holdings NV (a)	129,917	5,607,218

Total Netherlands		24,845,111

Norway — 0.0%
Transportation & Logistics — 0.0%
Ship Finance International Ltd.	3,100	51,367

Total Norway		51,367

Peru — 0.0%
Banking — 0.0%
Credicorp Ltd.	3,600	350,352

Total Peru		350,352

Philippines — 0.0%
Telecommunications — 0.0%
Philippine Long Distance Telephone Co. ADR	100	4,275

Total Philippines		4,275

Puerto Rico — 0.0%
Banking — 0.0%
First BanCorp (a)	18,400	59,800
Popular, Inc.	12,090	342,631

		402,431

Health Care Facilities/Services — 0.0%
Triple-S Management Corp. B Shares (a)	3,500	83,685

Technology Services — 0.0%
EVERTEC, Inc.	15,100	252,774

Total Puerto Rico		738,890

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Republic of Korea — 0.0%
Hardware — 0.0%
LG Display Co. Ltd. ADR (a)	22,400	$233,856

Iron & Steel — 0.0%
POSCO ADR	6,800	240,448

Telecommunications — 0.0%
KT Corp. ADR (a)	800	9,528
SK Telecom Co. Ltd. ADR	15,300	308,295

		317,823

Total Republic of Korea		792,127

Russian Federation — 0.0%
Media — 0.0%
Yandex NV A Shares (a)	10,500	165,060

Total Russian Federation		165,060

Singapore — 0.6%
Machinery — 0.0%
China Yuchai International Ltd.	4,102	44,138

Semiconductors — 0.6%
Avago Technologies Ltd. (d)	161,161	23,392,519
Kulicke & Soffa Industries, Inc. (a)	17,100	199,557

		23,592,076

Total Singapore		23,636,214

South Africa — 0.0%
Metals & Mining — 0.0%
AngloGold Ashanti Ltd. ADR (a)	62,300	442,330
Gold Fields Ltd. ADR	120,400	333,508
Harmony Gold Mining Co. Ltd. ADR (a)	18,700	17,372

		793,210

Oil, Gas & Coal — 0.0%
Sasol Ltd. ADR	1,300	34,866

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a)	22,200	299,922

Total South Africa		1,127,998

Spain — 0.0%
Banking — 0.0%
Banco Bilbao Vizcaya Argentaria SA ADR	1,700	12,461

Biotechnology & Pharmaceuticals — 0.0%
Grifols SA ADR	1,900	61,560

Total Spain		74,021

Switzerland — 1.0%
Apparel & Textile Products — 0.0%
Cie Financiere Richemont SA (b)	1,812	129,690
Swatch Group AG (The) (b)	107	37,158

		166,848

Asset Management — 0.5%
Julius Baer Group Ltd. (b)	778	37,638
Leonteq AG	9,715	1,403,332
UBS Group AG (b)	832,791	16,155,696

		17,596,666

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Biotechnology & Pharmaceuticals — 0.3%
Actelion Ltd. (b)	357	$49,603
Novartis AG (b)	7,988	687,122
Roche Holding AG (b)	36,930	10,233,612

		10,970,337

Chemicals — 0.0%
Givaudan SA (b)	34	61,709
Syngenta AG (b)	321	125,640

		187,349

Commercial Services — 0.0%
Adecco SA (b)	590	40,381
SGS SA (b)	19	36,110

		76,491

Construction Materials — 0.0%
LafargeHolcim Ltd. (b)	835	41,812

Consumer Products — 0.0%
Nestle SA (b)	11,199	831,360

Electrical Equipment — 0.1%
ABB Ltd. (b)	7,638	136,320
TE Connectivity Ltd.	69,400	4,483,934

		4,620,254

Home & Office Products — 0.0%
Geberit AG (b)	132	44,709

Institutional Financial Service — 0.1%
Credit Suisse Group AG (b)	149,758	3,226,081

Insurance — 0.0%
Swiss Re AG (b)	1,224	119,543
Zurich Insurance Group AG (b)	521	133,845

		253,388

Telecommunications — 0.0%
Swisscom AG (b)	81	40,533

Total Switzerland		38,055,828

Taiwan — 0.0%
Hardware — 0.0%
AU Optronics Corp. ADR	17,700	51,507

Semiconductors — 0.0%
Advanced Semiconductor Engineering, Inc. ADR	1,900	10,773
ChipMOS Technologies Bermuda Ltd.	1,500	29,700
Himax Technologies, Inc. ADR	1,800	14,760
Siliconware Precision Industries Co. Ltd. ADR	20	155
United Microelectronics Corp. ADR	27,300	51,324

		106,712

Total Taiwan		158,219

Thailand — 0.0%
Design Manufacturing & Distribution — 0.0%
Fabrinet (a)	14,600	347,772

Total Thailand		347,772

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Turkey — 0.0%
Telecommunications — 0.0%
Turkcell Iletisim Hizmetleri AS ADR	1,800	$15,282

Total Turkey		15,282

United Kingdom — 1.2%
Asset Management — 0.1%
Henderson Group PLC	253,083	1,150,267
Jupiter Fund Management PLC	161,277	1,071,818

		2,222,085

Banking — 0.3%
HSBC Holdings PLC	1,612,800	12,731,163
HSBC Holdings PLC ADR	100	3,947
Standard Chartered PLC	86,723	719,554

		13,454,664

Biotechnology & Pharmaceuticals — 0.0%
GlaxoSmithKline PLC ADR	1,300	52,455

Consumer Products — 0.0%
SABMiller PLC (a),(b)	13,500	807,624
Unilever NV	24	1,040

		808,664

Gaming, Lodging & Restaurants — 0.0%
Belmond Ltd. Class A (a)	40,300	382,850
InterContinental Hotels Group PLC ADR	3,300	127,842

		510,692

Insurance — 0.1%
Aviva PLC ADR	222,986	1,692,569
Prudential PLC ADR	37	1,668
Saga PLC	219,227	651,217

		2,345,454

Iron & Steel — 0.0%
Rio Tinto plc ADR	3,500	101,920

Media — 0.6%
Liberty Global PLC (a),(d)	572,580	23,376,341
Liberty Global PLC A Shares (a)	21,000	889,560
Pearson PLC ADR	7,700	83,006

		24,348,907

Medical Equipment/Devices — 0.0%
Smith & Nephew PLC ADR	4,000	142,400

Oil, Gas & Coal — 0.0%
BG Group PLC (b)	22,482	325,895
BP PLC ADR	7,766	242,765
Seadrill Ltd. (a)	5,600	18,984

		587,644

Real Estate — 0.1%
Kennedy Wilson Europe Real Estate PLC	176,226	3,133,950

Recreation Facilities & Services — 0.0%
Manchester United PLC Class A	900	16,029

Total United Kingdom		47,724,864

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
United States — 28.3%
Aerospace & Defense — 0.2%
AAR Corp.	2,300	$60,467
Aerojet Rocketdyne Holdings (a)	5,100	79,866
B/E Aerospace, Inc. (c)	22,400	949,088
Boeing Co.	100	14,459
Ducommun, Inc. (a)	600	9,732
Esterline Technologies Corp. (a)	200	16,200
General Dynamics Corp. (c)	9,200	1,263,712
HEICO Corp.	1,300	70,668
Huntington Ingalls Industries, Inc. (c)	15,900	2,016,915
KLX, Inc. (a)	1,300	40,027
LMI Aerospace, Inc. (a)	200	2,014
Moog, Inc. Class A (a)	600	36,360
Orbital ATK, Inc. (c)	8	715
Precision Castparts Corp. (b)	6,986	1,620,822
Smith & Wesson Holding Corp. (a)	7,300	160,454
Spirit AeroSystems Holdings, Inc. Class A (a),(c)	3,500	175,245
TransDigm Group, Inc. (a),(c)	7,500	1,713,375
Triumph Group, Inc.	3,400	135,150

		8,365,269

Apparel & Textile Products — 0.4%
Albany International Corp. Class A	1,200	43,860
Carter’s, Inc.	100	8,903
Culp, Inc.	3,400	86,598
Deckers Outdoor Corp. (a)	11,400	538,080
Fossil Group, Inc. (a)	17,500	639,800
G-III Apparel Group Ltd. (a)	400	17,704
Kate Spade & Co. (a)	10,400	184,808
NIKE, Inc. Class B (c)	172,300	10,768,750
Oxford Industries, Inc.	100	6,382
Perry Ellis International, Inc. (a),(c)	5,300	97,626
PVH Corp.	8,800	648,120
Ralph Lauren Corp.	1,100	122,628
Rocky Brands, Inc.	300	3,468
Skechers U.S.A., Inc. Class A (a),(b),(d)	72,775	2,198,533
Vince Holding Corp. (a),(c)	15,200	69,616
Wolverine World Wide, Inc.	500	8,355

		15,443,231

Asset Management — 0.8%
American Capital Ltd. (a)	14,716	202,934
Apollo Investment Corp.	12,500	65,250
Ares Capital Corp.	88,100	1,255,425
BlackRock Kelso Capital Corp. (c)	25,500	239,700
Calamos Asset Management, Inc. Class A	2,600	25,168
Capitala Finance Corp.	6,800	82,144
Charles Schwab Corp. (b),(c),(d)	568,157	18,709,410
E*TRADE Financial Corp. (a)	200	5,928
Fidus Investment Corp.	3,900	53,391
Fifth Street Finance Corp.	15,600	99,528
Financial Engines, Inc.	100	3,367
Firsthand Technology Value Fund, Inc. (a)	900	7,353
FS Investment Corp.	5,800	52,142
Garrison Capital, Inc. (c)	3,900	47,463
Gladstone Capital Corp. (c)	8,700	63,597
Gladstone Investment Corp.	14,900	114,283
Golub Capital BDC, Inc.	700	11,641
Hercules Technology Growth Capital, Inc.	5,700	69,483
Horizon Technology Finance Corp.	5,700	66,861
Invesco Ltd.	111,380	3,729,002

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
KCAP Financial, Inc.	11,100	$45,177
Legg Mason, Inc. (c)	68,097	2,671,445
Leucadia National Corp.	500	8,695
Manning & Napier, Inc.	1,000	8,490
Medallion Financial Corp. (c)	8,600	60,544
Monroe Capital Corp.	500	6,545
MVC Capital, Inc.	2,400	17,688
New Mountain Finance Corp.	1,600	20,832
Newtek Business Services Corp.	100	1,432
NorthStar Asset Management Group, Inc.	20,300	246,442
OHA Investment Corp. (c)	2,700	10,260
Oppenheimer Holdings, Inc. Class A	700	12,166
PennantPark Floating Rate Capital Ltd.	8,762	98,573
PennantPark Investment Corp. (c)	29,200	180,456
Prospect Capital Corp.	6,300	43,974
Solar Capital Ltd.	14,500	238,235
Solar Senior Capital Ltd.	1,900	28,310
Stellus Capital Investment Corp.	4,900	47,236
TCP Capital Corp.	700	9,751
THL Credit, Inc.	9,400	100,580
TICC Capital Corp. (c)	23,200	141,056
TPG Specialty Lending, Inc.	9,000	145,980
Triangle Capital Corp.	1,500	28,665
TriplePoint Venture Growth BDC Corp.	6,100	72,956
WhiteHorse Finance, Inc. (c)	3,500	40,180

		29,189,738

Automotive — 0.2%
BorgWarner, Inc.	400	17,292
Cooper-Standard Holding, Inc. (a)	5,900	457,781
Ford Motor Co.	1,100	15,499
General Motors Co. (a)	400	13,604
Goodyear Tire & Rubber Co.	87,800	2,868,426
Horizon Global Corp. (a)	1,000	10,370
Johnson Controls, Inc.	1,200	47,388
Methode Electronics, Inc.	1,400	44,562
Modine Manufacturing Co. (a)	2,900	26,245
Standard Motor Products, Inc.	200	7,610
Superior Industries International, Inc.	100	1,842
Tenneco, Inc. (a),(c)	9,300	426,963
Tower International, Inc. (c)	5,500	157,135
TriMas Corp. (a)	700	13,055
Visteon Corp. (a),(c)	33,600	3,847,200

		7,954,972

Banking — 1.2%
Anchor BanCorp Wisconsin, Inc. (a)	100	4,352
Arrow Financial Corp. (c)	716	19,454
Bancorp, Inc. (a)	1,000	6,370
Bank Mutual Corp.	3,300	25,740
Bank of the Ozarks, Inc.	31,180	1,542,163
BankUnited, Inc.	64,329	2,319,704
BBCN Bancorp, Inc.	500	8,610
Beneficial Bancorp, Inc. (a)	1,082	14,412
Bridge Bancorp, Inc.	400	12,172
Bryn Mawr Bank Corp.	100	2,872
Centerstate Banks, Inc.	1,629	25,494
Central Pacific Financial Corp.	11,200	246,624
Charter Financial Corp.	500	6,605
Chemical Financial Corp. (c)	2,000	68,540
Citigroup, Inc. (c)	64,889	3,358,006
Citizens Financial Group, Inc. (c)	672,921	17,623,801

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
City Holding Co.	300	$13,692
Clifton Bancorp, Inc.	100	1,434
CoBiz Financial, Inc.	800	10,736
Comerica, Inc.	100	4,183
CU Bancorp (a)	300	7,608
Dime Community Bancshares, Inc.	2,200	38,478
East West Bancorp, Inc.	16,600	689,896
Enterprise Financial Services Corp.	500	14,175
Farmers Capital Bank Corp. (a)	100	2,711
FCB Financial Holdings, Inc. Class A (a)	23,209	830,650
Fidelity Southern Corp.	4,000	89,240
Financial Institutions, Inc.	200	5,600
First Bancorp/Southern Pines	1,000	18,740
First Busey Corp.	366	7,550
First Business Financial Services, Inc.	600	15,006
First Citizens BancShares, Inc. Class A (c)	6,553	1,691,788
First Community Bancshares, Inc.	1,200	22,356
First Defiance Financial Corp.	1,100	41,558
First Financial Bancorp	400	7,228
First Financial Corp.	400	13,588
First Financial Northwest, Inc.	1,700	23,732
First Interstate BancSystem, Inc. Class A	2,900	84,303
First Niagara Financial Group, Inc. (c)	269,929	2,928,730
First Republic Bank (c)	41,852	2,764,743
Flushing Financial Corp.	200	4,328
Franklin Financial Network, Inc. (a)	900	28,242
Great Western Bancorp, Inc.	23,500	681,970
Guaranty Bancorp	800	13,232
Heartland Financial USA, Inc.	200	6,272
Heritage Financial Corp.	400	7,536
Independent Bank Corp.	5,100	77,673
Independent Bank Group, Inc.	400	12,800
Investors Bancorp, Inc.	19,000	236,360
KeyCorp	47,400	625,206
Lakeland Bancorp, Inc.	500	5,895
Mercantile Bank Corp.	1,800	44,172
Metro Bancorp, Inc.	100	3,138
National Bankshares, Inc.	200	7,108
NewBridge Bancorp	2,500	30,450
Northrim BanCorp, Inc.	1,000	26,600
Opus Bank	5,500	203,335
Pacific Premier Bancorp, Inc. (a)	5,500	116,875
PacWest Bancorp	299	12,887
Park Sterling Corp.	800	5,856
Peoples Bancorp, Inc.	500	9,420
PNC Financial Services Group, Inc. (c)	55,367	5,277,029
Preferred Bank	800	26,416
Regions Financial Corp. (c)	108,100	1,037,760
Southwest Bancorp, Inc.	2,000	34,960
Stock Yards Bancorp, Inc.	100	3,779
Stonegate Bank	1,100	36,146
Sun Bancorp, Inc. (a)	20	413
SunTrust Banks, Inc.	600	25,704
Synovus Financial Corp.	1,000	32,380
Talmer Bancorp, Inc. Class A (c)	83,133	1,505,538
TCF Financial Corp.	500	7,060
Trico Bancshares	1,600	43,904
TriState Capital Holdings, Inc. (a),(c)	2,900	40,571
Triumph Bancorp, Inc. (a)	2,200	36,300
Univest Corp. of Pennsylvania	1,000	20,860
Wells Fargo & Co.	32,312	1,756,480
Wilshire Bancorp, Inc.	3,100	35,805
WSFS Financial Corp.	400	12,944

		46,706,048

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Biotechnology & Pharmaceuticals — 5.8%
AbbVie, Inc. (b),(c)	300,700	$17,813,468
Acorda Therapeutics, Inc. (a)	6,700	286,626
Adamas Pharmaceuticals, Inc. (a)	600	16,992
Albany Molecular Research, Inc. (a)	900	17,865
Alexion Pharmaceuticals, Inc. (a),(b),(c)	36,990	7,055,843
Allergan PLC (a),(b)	47,196	14,748,750
Amphastar Pharmaceuticals, Inc. (a)	5,800	82,534
Anacor Pharmaceuticals, Inc. (a),(d)	11,429	1,291,134
Anika Therapeutics, Inc. (a)	2,900	110,664
Applied Genetic Technologies Corp. (a)	300	6,120
ArQule, Inc. (a)	2,100	4,557
Array BioPharma, Inc. (a)	16,200	68,364
Avalanche Biotechnologies, Inc. (a)	600	5,712
Baxalta, Inc. (b)	369,900	14,437,197
Biogen Idec, Inc. (a),(b),(c)	51,260	15,703,501
BioMarin Pharmaceutical, Inc. (a)	1,500	157,140
BioSpecifics Technologies Corp. (a)	100	4,297
Cara Therapeutics, Inc. (a)	600	10,116
Celladon Corp. (a)	9,300	13,671
Chimerix, Inc. (a)	4,100	36,695
Corcept Therapeutics, Inc. (a)	15,200	75,696
Cytokinetics, Inc. (a)	4,000	41,840
Depomed, Inc. (a),(b),(c),(d)	26,015	471,652
Eli Lilly & Co. (b)	195,520	16,474,515
Emergent Biosolutions, Inc. (a)	2,400	96,024
Endo International PLC (a),(d)	298,685	18,285,496
Exelixis, Inc. (a)	41,800	235,752
FibroGen, Inc. (a)	600	18,282
Gilead Sciences, Inc. (b)	13,435	1,359,488
Ignyta, Inc. (a)	200	2,680
Impax Laboratories, Inc. (a)	10,800	461,808
Incyte Corp. (a),(b),(c),(d)	145,470	15,776,221
Inotek Pharmaceuticals Corp. (a)	1,900	21,527
Insys Therapeutics, Inc. (a)	1,800	51,534
Ionis Pharmaceuticals, Inc. (a)	16,100	997,073
Ironwood Pharmaceuticals, Inc. (a)	100	1,159
Mallinckrodt PLC (a),(b)	297,060	22,169,588
Medivation, Inc. (a),(b),(c)	347,410	16,793,799
Merck & Co., Inc. (b),(c)	145,580	7,689,536
Momenta Pharmaceuticals, Inc. (a)	4,200	62,328
Mylan NV (a),(b)	172,800	9,343,296
Neothetics, Inc. (a)	1,100	1,529
Omega Protein Corp. (a)	13,000	288,600
PDL BioPharma, Inc.	45,800	162,132
Perrigo Co. PLC	4,300	622,210
Pfizer, Inc. (b),(c)	340,250	10,983,270
Phibro Animal Health Corp. Class A (c)	4,800	144,624
Pozen, Inc. (a)	5,300	36,199
Regeneron Pharmaceuticals, Inc. (a)	11,300	6,134,431
Repligen Corp. (a)	300	8,487
Retrophin, Inc. (a)	14,000	270,060
Rigel Pharmaceuticals, Inc. (a),(c)	7,400	22,422
Sangamo BioSciences, Inc. (a)	300	2,739
SciClone Pharmaceuticals, Inc. (a),(c)	6,700	61,640
Sucampo Pharmaceuticals, Inc. Class A (a)	2,100	36,309
Threshold Pharmaceuticals, Inc. (a)	12,200	5,855
Trevena, Inc. (a)	600	6,300
Ultragenyx Pharmaceutical, Inc. (a)	1,400	157,052

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
United Therapeutics Corp. (a)	9,200	$1,440,812
USANA Health Sciences, Inc. (a)	900	114,975
Valeant Pharmaceuticals International, Inc. (a)	54,596	5,549,683
Verastem, Inc. (a)	1,700	3,162
Vertex Pharmaceuticals, Inc. (a),(b),(c)	129,210	16,258,494
Vical, Inc. (a)	5,000	2,050
Xencor, Inc. (a)	1,000	14,620
XOMA Corp. (a),(c)	64,800	86,184

		224,714,379

Chemicals — 1.0%
Air Products & Chemicals, Inc. (c)	24,100	3,135,651
Axiall Corp.	5,700	87,780
Cabot Corp.	2,800	114,464
CF Industries Holdings, Inc.	7,300	297,913
Chemours Co. (The)	37,400	200,464
Dow Chemical Co.	121,900	6,275,412
Eastman Chemical Co.	8,500	573,835
EI du Pont de Nemours & Co. (c)	131,400	8,751,240
Ferro Corp. (a)	1,600	17,792
FutureFuel Corp.	1,100	14,850
Huntsman Corp.	1,500	17,055
Innophos Holdings, Inc.	4,100	118,818
Intrepid Potash, Inc. (a),(c)	14,200	41,890
KMG Chemicals, Inc.	3,000	69,060
Kraton Performance Polymers, Inc. (a)	1,000	16,610
Landec Corp. (a)	300	3,549
LSB Industries, Inc. (a)	5,000	36,250
LyondellBasell Industries NV Class A	56,600	4,918,540
Monsanto Co.	62,600	6,167,352
OMNOVA Solutions, Inc. (a)	1,300	7,969
Orion Engineered Carbons SA	3,600	45,360
PPG Industries, Inc. (c)	52,900	5,227,578
RPM International, Inc.	100	4,406
Sherwin-Williams Co.	2,400	623,040
Stepan Co.	2,900	144,101
Trinseo SA (a)	5,700	160,740
Valspar Corp. (The)	200	16,590
Westlake Chemical Corp.	600	32,592
WR Grace & Co. (a)	6,900	687,171

		37,808,072

Commercial Services — 0.4%
AMN Healthcare Services, Inc. (a)	15,000	465,750
ARAMARK Holdings Corp.	124,800	4,024,800
ARC Document Solutions, Inc. (a)	8,100	35,802
Brady Corp. Class A	2,600	59,748
CBIZ, Inc. (a)	7,800	76,908
CDI Corp.	2,900	19,604
Collectors Universe, Inc.	700	10,850
Computer Task Group, Inc. (c)	2,800	18,536
CorVel Corp. (a)	400	17,568
CRA International, Inc. (a),(c)	1,700	31,705
Cross Country Healthcare, Inc. (a)	5,200	85,228
Ennis, Inc.	1,700	32,725
GP Strategies Corp. (a)	100	2,511
Hackett Group, Inc.	1,300	20,891
Heidrick & Struggles International, Inc.	200	5,444
Hill International, Inc. (a)	200	776
Information Services Group, Inc.	1,500	5,430
Insperity, Inc. (c)	5,700	274,455
KAR Auction Services, Inc.	71,200	2,636,536

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Kforce, Inc.	700	$17,696
Navigant Consulting, Inc. (a)	7,900	126,874
Patriot National, Inc. (a)	2,300	15,433
PRGX Global, Inc. (a)	5,300	19,716
Quad/Graphics, Inc.	14,000	130,200
Resources Connection, Inc.	1,100	17,974
Robert Half International, Inc.	4,100	193,274
RPX Corp. (a)	11,200	123,200
RR Donnelley & Sons Co.	22,800	335,616
ServiceMaster Global Holdings, Inc. (a),(c)	99,000	3,884,760
Sotheby’s	11,000	283,360
SP Plus Corp. (a)	400	9,560
Towers Watson & Co. Class A (c)	32,741	4,205,909

		17,188,839

Construction Materials — 0.1%
Apogee Enterprises, Inc.	4,800	208,848
Boise Cascade Co. (a)	600	15,318
Carlisle Cos., Inc.	8,700	771,603
Continental Building Products, Inc. (a),(c)	21,100	368,406
Eagle Materials, Inc.	6,100	368,623
Headwaters, Inc. (a),(c)	15,900	268,233
Owens Corning	2,900	136,387
Patrick Industries, Inc. (a)	2,350	102,225
Universal Forest Products, Inc.	2,900	198,273
US Concrete, Inc. (a),(c)	4,700	247,502
USG Corp. (a)	1,100	26,719

		2,712,137

Consumer Products — 0.7%
Archer-Daniels-Midland Co.	92,300	3,385,564
Boston Beer Co., Inc. Class A (a)	2,800	565,348
Central Garden and Pet Co. Class A (a)	4,700	63,920
Clearwater Paper Corp. (a)	600	27,318
Clorox Co. (The)	400	50,732
Colgate-Palmolive Co. (c)	66,700	4,443,554
Constellation Brands, Inc. Class A (c)	39,400	5,612,136
Craft Brew Alliance, Inc. (a)	100	837
Darling Ingredients, Inc. (a)	900	9,468
Dean Foods Co.	1,400	24,010
Female Health Co. (a)	900	1,305
Hain Celestial Group, Inc. (The) (a)	1,800	72,702
Jarden Corp. (a)	8,600	491,232
JM Smucker Co.	400	49,336
John B. Sanfilippo & Son, Inc.	2,800	151,284
Keurig Green Mountain, Inc.	9,300	836,814
Kimberly-Clark Corp.	13,900	1,769,470
Kraft Heinz Co. (c)	110,610	8,047,983
Mead Johnson Nutrition Co.	800	63,160
Nu Skin Enterprises, Inc.	200	7,578
PepsiCo, Inc.	600	59,952
PICO Holdings, Inc. (a)	100	1,032
Pilgrim’s Pride Corp. (c)	17,200	379,948
Post Holdings, Inc. (a)	9,600	592,320
Revlon, Inc. Class A (a)	100	2,784
Senomyx, Inc. (a)	100	377
Vector Group Ltd. (c)	24,247	571,987

		27,282,151

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Consumer Services — 0.0%
American Public Education, Inc. (a),(c)	3,300	$61,413
Apollo Education Group, Inc. (a)	99,700	764,699
Bridgepoint Education, Inc. (a)	3,800	28,918
Capella Education Co.	5,200	240,344
Career Education Corp. (a)	2,200	7,986
Carriage Services, Inc.	3,500	84,350
DeVry Education Group, Inc.	17,800	450,518
K12, Inc. (a)	2,100	18,480
Medifast, Inc.	1,100	33,418
Nutrisystem, Inc.	200	4,328
Rent-A-Center, Inc.	2,400	35,928
Service Corp. International/US	100	2,602
Universal Technical Institute, Inc.	3,200	14,912

		1,747,896

Containers & Packaging — 0.2%
AEP Industries, Inc. (a)	600	46,290
Ball Corp. (c)	2,400	174,552
Berry Plastics Group, Inc. (a),(c)	104,300	3,773,574
Crown Holdings, Inc. (a)	600	30,420
Graphic Packaging Holding Co.	153,800	1,973,254
Myers Industries, Inc.	300	3,996
Owens-Illinois, Inc. (a)	15,200	264,784
Sealed Air Corp.	5,600	249,760

		6,516,630

Design Manufacturing & Distribution — 0.1%
Avnet, Inc.	200	8,568
Benchmark Electronics, Inc. (a)	9,600	198,432
Flextronics International Ltd. (a)	217,500	2,438,175
Sanmina Corp. (a),(c)	14,700	302,526

		2,947,701

Distributors—Consumer Staples — 0.0%
Andersons, Inc.	1,700	53,771
Bunge Ltd.	24,100	1,645,548
United Natural Foods, Inc. (a)	1,400	55,104

		1,754,423

Distributors—Discretionary — 0.0%
Bassett Furniture Industries, Inc.	1,300	32,604
Ingram Micro, Inc. Class A	5,400	164,052
Insight Enterprises, Inc. (a)	1,500	37,680
ScanSource, Inc. (a)	800	25,776
Speed Commerce, Inc. (a)	8,600	516

		260,628

Electrical Equipment — 0.4%
Acuity Brands, Inc.	800	187,040
Allegion PLC	57,500	3,790,400
AMETEK, Inc. (b),(d)	12,255	656,745
Argan, Inc.	200	6,480
Babcock & Wilcox Enterprises, Inc. (a)	12,000	250,440
Belden, Inc. (b),(d)	14,960	713,293
BWX Technologies, Inc. (c)	6,000	190,620
Checkpoint Systems, Inc.	11,900	74,613
Eaton Corp. PLC	116,500	6,062,660
Global Power Equipment Group, Inc.	200	696
Houston Wire & Cable Co.	7,800	41,184
Ingersoll-Rand PLC	18,400	1,017,336
Lennox International, Inc. (b),(c),(d)	15,250	1,904,725
Littelfuse, Inc. (b),(d)	11,299	1,209,106
LSI Industries, Inc.	3,200	39,008

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Powell Industries, Inc.	500	$13,015
Rockwell Automation, Inc.	300	30,783
Stoneridge, Inc. (a)	200	2,960
Trimble Navigation Ltd. (a)	800	17,160

		16,208,264

Engineering & Construction Services — 0.1%
AECOM Technology Corp. (a)	20	601
Comfort Systems USA, Inc. (c)	15,900	451,878
EnerNOC, Inc. (a)	1,200	4,620
Fluor Corp. (c)	25,600	1,208,832
Great Lakes Dredge & Dock Corp. (a)	100	396
MasTec, Inc. (a)	2,100	36,498
Mistras Group, Inc. (a)	3,400	64,906
MYR Group, Inc. (a)	6,400	131,904
Orion Marine Group, Inc. (a),(c)	5,100	21,267
Quanta Services, Inc. (a),(c)	55,100	1,115,775
SBA Communications Corp. Class A (a),(b),(c),(d)	12,625	1,326,509
Sterling Construction Co., Inc. (a)	1,300	7,904
Team, Inc. (a)	1,200	38,352
TopBuild Corp. (a)	6,155	189,389
TRC Cos., Inc. (a)	200	1,850
Tutor Perini Corp. (a)	2,300	38,502

		4,639,183

Forest & Paper Products — 0.0%
Domtar Corp.	2,600	96,070
PH Glatfelter Co.	100	1,844
Resolute Forest Products, Inc. (a)	3,500	26,495

		124,409

Gaming, Lodging & Restaurants — 0.5%
BJ’s Restaurants, Inc. (a)	23,900	1,038,933
Bloomin’ Brands, Inc. (c)	58,900	994,821
Bojangles’, Inc. (a)	100	1,587
Bravo Brio Restaurant Group, Inc. (a),(c)	6,000	54,000
Caesars Acquisition Co. Class A (a)	700	4,767
Caesars Entertainment Corp. (a)	16,400	129,396
Carnival Corp.	400	21,792
Carrols Restaurant Group, Inc. (a)	16,200	190,188
Churchill Downs, Inc. (c)	3,900	551,811
Chuy’s Holdings, Inc. (a)	400	12,536
Darden Restaurants, Inc.	200	12,728
Dave & Buster’s Entertainment, Inc. (a)	15,700	655,318
Del Frisco’s Restaurant Group, Inc. (a)	5,800	92,916
Denny’s Corp. (a),(c)	29,700	291,951
Domino’s Pizza, Inc. (c)	20,200	2,247,250
Dunkin’ Brands Group, Inc.	100	4,259
El Pollo Loco Holdings, Inc. (a)	900	11,367
Eldorado Resorts, Inc. (a)	200	2,200
Famous Dave’s of America, Inc. (a)	500	3,470
Fiesta Restaurant Group, Inc. (a)	100	3,360
Hilton Worldwide Holdings, Inc.	145,000	3,103,000
Hyatt Hotels Corp. Class A (a),(c)	3,700	173,974
International Game Technology PLC	4,200	67,956
Interval Leisure Group, Inc.	2,000	31,220
Isle of Capri Casinos, Inc. (a),(c)	28,900	402,577
Jack in the Box, Inc.	2,400	184,104
Krispy Kreme Doughnuts, Inc. (a)	1,800	27,126
La Quinta Holdings, Inc. (a)	31,800	432,798
Marriott International, Inc. Class A	39,500	2,648,080
Monarch Casino & Resort, Inc. (a)	700	15,904

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Papa John’s International, Inc.	700	$39,109
Penn National Gaming, Inc. (a),(c)	1,100	17,622
Popeyes Louisiana Kitchen, Inc. (a)	8,900	520,650
Royal Caribbean Cruises Ltd. (b),(d)	15,135	1,531,813
Ruth’s Hospitality Group, Inc. (c)	200	3,184
Shake Shack, Inc. Class A (a)	2,000	79,200
Sonic Corp. (b),(c),(d)	42,380	1,369,298
Starwood Hotels & Resorts Worldwide, Inc.	59,700	4,136,016
Wingstop, Inc. (a)	200	4,562
Wyndham Worldwide Corp.	200	14,530
Yum! Brands, Inc.	200	14,610

		21,141,983

Hardware — 0.6%
Arista Networks, Inc. (a)	2,700	210,168
Brocade Communications Systems, Inc.	4,500	41,310
CalAmp Corp. (a)	1,500	29,895
Clearfield, Inc. (a)	100	1,341
CommScope Holding Co., Inc. (a),(c)	9,600	248,544
Comtech Telecommunications Corp. (c)	1,800	36,162
Cray, Inc. (a)	3,400	110,330
Daktronics, Inc.	1,600	13,952
Datalink Corp. (a)	4,200	28,560
Dolby Laboratories, Inc. Class A (c)	18,000	605,700
Electronics For Imaging, Inc. (a),(b),(d)	28,615	1,337,465
EMC Corp. (b)	5,196	133,433
Emcore Corp. (a)	17,900	109,727
F5 Networks, Inc. (a)	14,900	1,444,704
Finisar Corp. (a)	47,600	692,104
FLIR Systems, Inc.	100	2,807
Harmonic, Inc. (a)	300	1,221
HP, Inc.	141,400	1,674,176
Hutchinson Technology, Inc. (a)	5,100	18,309
Imation Corp. (a)	900	1,233
Immersion Corp. (a)	5,200	60,632
Imprivata, Inc. (a)	6,100	68,930
Infoblox, Inc. (a)	8,400	154,476
Juniper Networks, Inc.	700	19,320
KVH Industries, Inc. (a)	700	6,594
Lexmark International, Inc. Class A	100	3,245
Mercury Systems, Inc. (a)	4,200	77,112
Multi-Fineline Electronix, Inc. (a)	3,300	68,244
NCR Corp. (a)	33,700	824,302
NETGEAR, Inc. (a)	6,200	259,842
Polycom, Inc. (a)	4,400	55,396
Rovi Corp. (a)	60,800	1,012,928
Seagate Technology PLC	8,500	311,610
ShoreTel, Inc. (a)	33,300	294,705
Skullcandy, Inc. (a)	2,800	13,244
Sonus Networks, Inc. (a)	12,500	89,125
Stratasys Ltd. (a)	5,171	121,415
Telenav, Inc. (a),(c)	2,600	14,794
TTM Technologies, Inc. (a)	14,000	91,140
VeriFone Systems, Inc. (a),(c)	16,300	456,726
Viavi Solutions, Inc. (a),(c)	21,600	131,544
Vicor Corp. (a)	500	4,560
Vishay Precision Group, Inc. (a)	2,300	26,036
Vocera Communications, Inc. (a)	2,600	31,720
VOXX International Corp. (a),(c)	1,800	9,468
Western Digital Corp. (c)	191,400	11,493,570

		22,441,819

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Health Care Facilities/Services — 1.4%
Addus HomeCare Corp. (a)	1,900	$44,232
Aetna, Inc.	100	10,812
Almost Family, Inc. (a)	2,100	80,283
Amedisys, Inc. (a),(c)	2,400	94,368
AmerisourceBergen Corp. (b)	91,550	9,494,651
Capital Senior Living Corp. (a)	300	6,258
Centene Corp. (a)	8,000	526,480
Civitas Solutions, Inc. (a)	100	2,879
DaVita HealthCare Partners, Inc. (a)	8,300	578,593
Digirad Corp. (c)	1,900	11,001
Envision Healthcare Holdings, Inc. (a),(c)	12,600	327,222
Enzo Biochem, Inc. (a)	100	450
Five Star Quality Care, Inc. (a)	5,600	17,808
Great Basin Scientific, Inc. (a)	2,025	1,904
Hanger, Inc. (a)	1,000	16,450
HCA Holdings, Inc. (a)	38,700	2,617,281
Health Net, Inc. (a)	19,200	1,314,432
HealthSouth Corp.	2,300	80,063
Healthways, Inc. (a)	12,200	157,014
Humana, Inc.	800	142,808
Laboratory Corp. of America Holdings (a),(b),(c)	125,360	15,499,510
LHC Group, Inc. (a)	600	27,174
LifePoint Hospitals, Inc. (a)	200	14,680
Magellan Health, Inc. (a)	3,000	184,980
McKesson Corp. (c)	13,700	2,702,051
PharMerica Corp. (a)	1,400	49,000
Premier, Inc. Class A (a)	17,100	603,117
Quest Diagnostics, Inc. (b)	133,700	9,511,418
Quintiles Transnational Holdings, Inc. (a)	14,000	961,240
RadNet, Inc. (a),(c)	5,500	33,990
Select Medical Holdings Corp.	2,000	23,820
Surgical Care Affiliates, Inc. (a)	2,900	115,449
UnitedHealth Group, Inc. (b)	5,700	670,548
Universal American Corp.	8,200	57,400
Universal Health Services, Inc. Class B (b),(c)	76,600	9,152,934
VCA, Inc. (a),(c)	8,100	445,500

		55,577,800

Health Care Facilities/Services — 0.2%
Brookdale Senior Living, Inc. (a),(b),(c)	452,226	8,348,092

Home & Office Products — 0.3%
American Woodmark Corp. (a),(c)	7,400	591,852
Armstrong World Industries, Inc. (a)	35,200	1,609,696
Blount International, Inc. (a)	6,800	66,708
CalAtlantic Group, Inc.	80	3,034
Griffon Corp.	3,200	56,960
Hooker Furniture Corp.	1,400	35,336
Interface, Inc.	1,800	34,452
Kimball International, Inc. Class B	5,700	55,689
Knoll, Inc.	700	13,160
Libbey, Inc.	3,300	70,356
Masco Corp. (c)	204,800	5,795,840
Masonite International Corp. (a)	1,200	73,476
Mohawk Industries, Inc. (a),(b),(c)	6,995	1,324,783
NACCO Industries, Inc. Class A	100	4,220
Newell Rubbermaid, Inc.	300	13,224
Quanex Building Products Corp.	1,600	33,360
Scotts Miracle-Gro Co. Class A	5,000	322,550

		10,104,696

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Industrial Services — 0.2%
Electro Rent Corp.	2,400	$22,080
Furmanite Corp. (a),(c)	2,700	17,982
HD Supply Holdings, Inc. (a),(c)	149,900	4,501,497
Titan Machinery, Inc. (a)	500	5,465
United Rentals, Inc. (a),(c)	1,800	130,572
WESCO International, Inc. (a),(c)	36,200	1,581,216

		6,258,812

Institutional Financial Service — 0.1%
BGC Partners, Inc. Class A	12,900	126,549
Evercore Partners, Inc. Class A	22,367	1,209,384
INTL. FCStone, Inc. (a)	600	20,076
Investment Technology Group, Inc.	100	1,702
KCG Holdings, Inc. Class A (a)	11,700	144,027
Moelis & Co. Class A (c)	27,016	788,327
Northern Trust Corp. (c)	24,228	1,746,597
Piper Jaffray Cos. (a)	3,400	137,360
Raymond James Financial, Inc.	20,783	1,204,790

		5,378,812

Insurance — 0.6%
Aflac, Inc.	100	5,990
Allied World Assurance Co. Holdings AG	6,600	245,454
Allstate Corp.	1,000	62,090
American Equity Investment Life Holding Co.	6,300	151,389
American International Group, Inc. (c)	100,591	6,233,624
Arthur J Gallagher & Co.	20,000	818,800
Assured Guaranty Ltd.	203,908	5,389,288
Atlas Financial Holdings, Inc. (a)	100	1,990
Axis Capital Holdings Ltd.	30,200	1,697,844
Citizens, Inc. (a)	200	1,486
eHealth, Inc. (a)	100	998
Employers Holdings, Inc. (c)	9,000	245,700
Greenlight Capital Re Ltd. A Shares (a)	700	13,097
Hartford Financial Services Group, Inc. (c)	33,947	1,475,337
Heritage Insurance Holdings, Inc.	5,000	109,100
Lincoln National Corp.	17,600	884,576
Maiden Holdings Ltd.	2,400	35,784
NMI Holdings, Inc. Class A (a)	2,100	14,217
OneBeacon Insurance Group Ltd. Class A	5,500	68,255
Principal Financial Group, Inc. (c)	38,117	1,714,503
Prudential Financial, Inc. (c)	12,026	979,037
Radian Group, Inc.	15,700	210,223
State Auto Financial Corp.	82	1,688
State National Cos., Inc.	900	8,829
Willis Group Holdings PLC (a)	78,800	3,827,316

		24,196,615

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	3,100	34,875
Carpenter Technology Corp.	1,100	33,297
Commercial Metals Co.	100	1,369
Nucor Corp.	63,500	2,559,050
Reliance Steel & Aluminum Co.	7,300	422,743
Ryerson Holding Corp. (a)	1,100	5,137
Steel Dynamics, Inc.	15,300	273,411
SunCoke Energy, Inc.	12,900	44,763
United States Steel Corp.	2,100	16,758
Worthington Industries, Inc. (c)	5,800	174,812

		3,566,215

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Leisure Products — 0.0%
Black Diamond, Inc. (a)	400	$1,768
LeapFrog Enterprises, Inc. (a)	8,700	6,177
Malibu Boats, Inc. (a)	500	8,185
Vista Outdoor, Inc. (a)	1,200	53,412

		69,542

Machinery — 0.1%
Alamo Group, Inc.	100	5,210
Colfax Corp. (a)	21,500	502,025
Columbus McKinnon Corp.	1,400	26,460
Crane Co.	100	4,784
Federal Signal Corp.	11,000	174,350
Franklin Electric Co., Inc.	400	10,812
Graham Corp.	1,700	28,594
Hyster-Yale Materials Handling, Inc.	400	20,980
Intevac, Inc. (a),(c)	1,100	5,181
ITT Corp.	500	18,160
John Bean Technologies Corp.	500	24,915
Joy Global, Inc.	107,700	1,358,097
Kadant, Inc.	1,900	77,159
Manitowoc Co., Inc.	13,300	204,155
Raven Industries, Inc.	1,000	15,600
Rexnord Corp. (a)	1,100	19,932
Rofin-Sinar Technologies, Inc. (a),(c)	3,000	80,340
SPX Corp.	2,600	24,258
Terex Corp.	3,400	62,832
Titan International, Inc.	500	1,970
Xerium Technologies, Inc. (a)	3,400	40,290

		2,706,104

Manufactured Goods — 0.0%
Aegion Corp. (a),(c)	3,500	67,585
Chart Industries, Inc. (a),(c)	9,800	176,008
Dynamic Materials Corp.	1,900	13,281
Gibraltar Industries, Inc. (a)	9,300	236,592
Global Brass & Copper Holdings, Inc.	5,800	123,540
Insteel Industries, Inc.	1,800	37,656
LB Foster Co. Class A	6,900	94,254
NCI Building Systems, Inc. (a)	3,100	38,471

		787,387

Media — 2.1%
A H Belo Corp. Class A	2,100	10,500
Alphabet, Inc. Class C (a),(b),(c)	2,587	1,963,222
Autobytel, Inc. (a)	2,300	51,888
Bankrate, Inc. (a)	600	7,980
Boingo Wireless, Inc. (a)	8,700	57,594
CBS Corp. Class B	146,500	6,904,545
Charter Communications, Inc. Class A (a)	60,300	11,040,930
Clear Channel Outdoor Holdings, Inc. Class A (a)	8,600	48,074
DHI Group, Inc. (a)	1,200	11,004
DISH Network Corp. Class A (a),(c)	39,200	2,241,456
Entercom Communications Corp. Class A (a)	2,700	30,321
Entravision Communications Corp. Class A	500	3,855
Eros International PLC (a)	8,100	74,115
Everyday Health, Inc. (a)	600	3,612
Expedia, Inc.	46,316	5,757,079

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Gannett Co., Inc.	300	$4,887
GoDaddy, Inc. Class A (a)	4,400	141,064
Gray Television, Inc. (a)	20,200	329,260
Groupon, Inc. (a)	2,200	6,754
Harte-Hanks, Inc. (c)	18,000	58,320
Houghton Mifflin Harcourt Co. (a)	400	8,712
Interpublic Group of Cos., Inc.	300	6,984
Lee Enterprises, Inc. (a)	400	672
Liberty Media Corp. (a)	133	5,220
Liberty TripAdvisor Holdings, Inc. Class A (a)	300	9,102
Lions Gate Entertainment Corp.	100	3,239
Match Group, Inc. (a)	400	5,420
McClatchy Co. Class A (a)	2,000	2,420
MeetMe, Inc. (a)	100	358
MSG Networks, Inc. (a),(c)	29,300	609,440
National CineMedia, Inc.	9,900	155,529
New York Times Co. Class A	13,500	181,170
News Corp. Class A	110,500	1,476,280
Priceline Group, Inc. (The) (a),(b),(c)	819	1,044,184
RetailMeNot, Inc. (a)	13,500	133,920
Rubicon Project, Inc. (a)	300	4,935
TechTarget, Inc. (a),(c)	4,800	38,544
Time Warner Cable, Inc. (b),(c),(d)	182,379	33,847,719
Time Warner, Inc.	2,300	148,741
Townsquare Media, Inc. Class A (a)	100	1,196
Tribune Media Co.	200	6,762
TripAdvisor, Inc. (a)	600	51,150
Twenty-First Century Fox, Inc. Class A (c)	220,964	6,001,382
VeriSign, Inc. (a),(c)	26,700	2,332,512
Viacom, Inc.	7,900	325,164
WebMD Health Corp. (a),(c)	16,900	816,270
XO Group, Inc. (a),(c)	4,400	70,664
Yahoo!, Inc. (a),(c)	182,700	6,076,602
YuMe, Inc. (a)	500	1,755

		82,112,506

Medical Equipment/Devices — 2.0%
Abbott Laboratories (b),(c)	276,840	12,432,884
Affymetrix, Inc. (a)	31,900	321,871
Agilent Technologies, Inc. (c)	112,400	4,699,444
Alere, Inc. (a)	3,900	152,451
AngioDynamics, Inc. (a)	8,400	101,976
AtriCure, Inc. (a)	100	2,244
Baxter International, Inc. (c)	12,600	480,690
Catalent, Inc. (a)	4,000	100,120
CONMED Corp.	300	13,215
CR Bard, Inc. (b),(c)	87,781	16,629,233
CryoLife, Inc.	3,700	39,886
Cutera, Inc. (a)	1,800	23,022
Derma Sciences, Inc. (a)	100	457
DexCom, Inc. (a),(b),(c)	153,640	12,583,116
Edwards Lifesciences Corp. (a),(b),(c)	63,380	5,005,752
Exactech, Inc. (a)	1,500	27,225
Genomic Health, Inc. (a),(c)	3,400	119,680
Harvard Bioscience, Inc. (a)	500	1,735
HeartWare International, Inc. (a)	5,100	257,040
Hologic, Inc. (a)	50,700	1,961,583
ICU Medical, Inc. (a)	1,200	135,336
Inogen, Inc. (a)	500	20,045
Insulet Corp. (a)	100	3,781
Intuitive Surgical, Inc. (a)	200	109,232
LeMaitre Vascular, Inc.	200	3,450

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Luminex Corp. (a),(c)	7,500	$160,425
Medtronic PLC (b)	14,585	1,121,878
Merit Medical Systems, Inc. (a)	14,300	265,837
Myriad Genetics, Inc. (a),(c)	1,800	77,688
NuVasive, Inc. (a)	4,100	221,851
NxStage Medical, Inc. (a)	6,000	131,460
OraSure Technologies, Inc. (a)	23,800	153,272
Orthofix International NV (a)	4,700	184,287
Quidel Corp. (a)	1,800	38,160
RTI Surgical, Inc. (a)	15,800	62,726
Sientra, Inc. (a)	2,100	12,432
Sirona Dental Systems, Inc. (a)	23,200	2,542,024
St Jude Medical, Inc.	6,500	401,505
SurModics, Inc. (a)	2,800	56,756
Vascular Solutions, Inc. (a)	200	6,878
VWR Corp. (a),(b),(c)	45,799	1,296,570
Wright Medical Group NV (a)	25,599	618,984
Zeltiq Aesthetics, Inc. (a),(c)	7,400	211,122
Zimmer Holdings, Inc. (b),(d)	139,770	14,339,004

		77,128,327

Metals & Mining — 0.1%
Alcoa, Inc.	83,307	822,240
Century Aluminum Co. (a)	16,000	70,720
Coeur Mining, Inc. (a)	236	585
Encore Wire Corp.	800	29,672
Ferroglobe PLC	2,300	24,725
Freeport-McMoRan, Inc.	43,100	291,787
McEwen Mining, Inc.	1,800	1,908
Newmont Mining Corp.	73,700	1,325,863
Royal Gold, Inc.	5,300	193,291
Stillwater Mining Co. (a)	9,300	79,701

		2,840,492

Oil, Gas & Coal — 2.1%
Anadarko Petroleum Corp.	47,400	2,302,692
Antero Resources Corp. (a)	2,000	43,600
Apache Corp.	30,400	1,351,888
Arch Coal, Inc. (a)	9,460	9,333
Archrock, Inc.	3,200	24,064
Atwood Oceanics, Inc.	23,100	236,313
Baker Hughes, Inc. (c)	608,829	28,097,458
Bill Barrett Corp. (a)	1,000	3,930
Bristow Group, Inc.	3,100	80,290
Cameron International Corp. (a),(b),(c)	43,523	2,750,654
Chesapeake Energy Corp.	100,700	453,150
Cimarex Energy Co.	4,700	420,086
Civeo Corp. (a)	500	710
Columbia Pipeline Group, Inc.	6,800	136,000
Concho Resources, Inc. (a),(c)	57,500	5,339,450
CONSOL Energy, Inc.	37,400	295,460
Contango Oil & Gas Co. (a)	300	1,923
Dawson Geophysical Co. (a)	740	2,560
Denbury Resources, Inc.	37,400	75,548
Diamond Offshore Drilling, Inc.	21,300	449,430
Dril-Quip, Inc. (a),(c)	3,800	225,074
Energen Corp.	2,500	102,475
Ensco PLC Class A	5,400	83,106
EP Energy Corp. Class A (a)	3,800	16,644
EQT Corp.	18,500	964,405
Evolution Petroleum Corp. (c)	1,200	5,772
FMC Technologies, Inc. (a),(c)	161,400	4,682,214

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Forum Energy Technologies, Inc. (a)	17,600	$219,296
FX Energy, Inc. (a)	1,500	1,725
Gulf Island Fabrication, Inc.	4,000	41,840
Gulfport Energy Corp. (a),(c)	55,000	1,351,350
Hallador Energy Co.	600	2,736
Halliburton Co. (c)	297,700	10,133,708
Helix Energy Solutions Group, Inc. (a),(c)	41,000	215,660
Helmerich & Payne, Inc.	8,300	444,465
Hess Corp.	15,200	736,896
ION Geophysical Corp. (a)	4,100	2,063
LinnCo LLC	1,100	1,122
Marathon Oil Corp.	16,200	203,958
Marathon Petroleum Corp. (b)	73,041	3,786,446
Matrix Service Co. (a)	5,400	110,916
Memorial Resource Development Corp. (a)	800	12,920
Mitcham Industries, Inc. (a)	200	602
MRC Global, Inc. (a)	9,500	122,550
Murphy Oil Corp. (c)	2,400	53,880
Murphy USA, Inc. (a)	2,900	176,146
Nabors Industries Ltd.	72,200	614,422
National Oilwell Varco, Inc.	14,100	472,209
Natural Gas Services Group, Inc. (a)	1,300	28,990
Newfield Exploration Co. (a)	21,100	687,016
Newpark Resources, Inc. (a)	17,000	89,760
Noble Corp. PLC	6,100	64,355
Noble Energy, Inc.	45,503	1,498,414
NOW, Inc. (a)	18,400	291,088
Oceaneering International, Inc.	6,400	240,128
Oil States International, Inc. (a),(c)	24,000	654,000
Parsley Energy, Inc. Class A (a)	5,300	97,785
PDC Energy, Inc. (a)	3,000	160,140
Peabody Energy Corp.	14,780	113,510
Penn Virginia Corp. (a)	80,600	24,212
Pioneer Natural Resources Co.	10,800	1,354,104
QEP Resources, Inc. (c)	56,100	751,740
Range Resources Corp.	15,400	378,994
Rowan Cos. PLC Class A	16,200	274,590
RSP Permian, Inc. (a)	12,300	299,997
SandRidge Energy, Inc. (a)	13,300	2,660
SemGroup Corp. Class A	1,100	31,746
SM Energy Co.	2,300	45,218
Southwestern Energy Co. (a),(c)	422,900	3,006,819
Stone Energy Corp. (a)	13,500	57,915
Superior Energy Services, Inc.	2,000	26,940
Tesco Corp.	1,500	10,860
Tesoro Corp. (b)	20,382	2,147,651
TETRA Technologies, Inc. (a)	16,100	121,072
TransAtlantic Petroleum Ltd. (a)	300	417
Transocean Ltd. (b)	1,258	15,726
Transocean Ltd.	6,600	81,708
Ultra Petroleum Corp. (a)	7,900	19,750
Unit Corp. (a)	1,000	12,200
VAALCO Energy, Inc. (a)	4,000	6,400
Valero Energy Corp.	7,800	551,538
Weatherford International PLC (a)	42,500	356,575
Western Refining, Inc. (b)	5,020	178,813
Whiting Petroleum Corp. (a)	6,153	58,084
Williams Cos., Inc.(a)	30,000	771,000
World Fuel Services Corp.	600	23,076
WPX Energy, Inc. (a)	14,300	82,082

		81,476,212

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Passenger Transportation — 0.2%
American Airlines Group, Inc.	30,200	$1,278,970
Delta Air Lines, Inc.	4,700	238,243
Era Group, Inc. (a)	200	2,230
Hawaiian Holdings, Inc. (a),(c)	31,200	1,102,296
Southwest Airlines Co.	300	12,918
Spirit Airlines, Inc. (a),(c)	74,200	2,956,870
United Continental Holdings, Inc. (a)	3,700	212,010
Virgin America, Inc. (a),(c)	25,800	929,058

		6,732,595

Real Estate — 1.3%
Agree Realty Corp.	1,400	47,586
American Tower Corp. (c)	13,217	1,281,388
Apartment Investment & Management Co. Class A	700	28,021
Armada Hoffler Properties, Inc. (c)	13,400	140,432
Ashford Hospitality Prime, Inc.	78	1,131
CBRE Group, Inc. (a),(b),(c),(d)	131,695	4,554,013
Cedar Realty Trust, Inc.	600	4,248
CorEnergy Infrastructure Trust, Inc.	200	2,968
Corporate Office Properties Trust	300	6,549
Corrections Corp. of America	1,000	26,490
Crown Castle International Corp.	1,000	86,450
Digital Realty Trust, Inc.	300	22,686
Equity Commonwealth (a)	10,700	296,711
FelCor Lodging Trust, Inc.	40,900	298,570
Forest City Enterprises, Inc. Class A (a),(c)	96,144	2,108,438
Franklin Street Properties Corp.	600	6,210
Gaming and Leisure Properties, Inc.	3,000	83,400
Geo Group, Inc. (The)	800	23,128
Getty Realty Corp.	700	12,005
Gladstone Commercial Corp.	6,900	100,671
Gramercy Property Trust REIT	26,061	201,191
Hudson Pacific Properties, Inc.	200	5,628
InfraREIT, Inc. (a)	6,300	116,550
Iron Mountain, Inc.	3,900	105,339
iStar Financial, Inc. (a),(c)	500	5,865
Kennedy-Wilson Holdings, Inc. (c)	131,155	3,158,212
Kilroy Realty Corp.	100	6,328
Kimco Realty Corp.	1,700	44,982
Lamar Advertising Co. Class A	367,260	22,028,255
Lexington Realty Trust	100	800
LTC Properties, Inc.	100	4,314
Monmouth Real Estate Investment Corp. Class A	100	1,046
Monogram Residential Trust, Inc.	7,300	71,248
New York REIT, Inc.	630,888	7,255,212
NexPoint Residential Trust, Inc.	100	1,309
NorthStar Realty Europe Corp.	69,508	820,889
NorthStar Realty Finance Corp.	262,852	4,476,370
One Liberty Properties, Inc.	700	15,022
Outfront Media, Inc.	400	8,732
Plum Creek Timber Co., Inc.	3,000	143,160
Post Properties, Inc.	200	11,832
Preferred Apartment Communities, Inc. Class A	200	2,616
Prologis, Inc.	900	38,628
Ramco-Gershenson Properties Trust	300	4,983
Realogy Holdings Corp. (a),(c)	80,100	2,937,267
Sabra Health Care REIT, Inc.	600	12,138
Saul Centers, Inc.	100	5,127
Select Income REIT	1,000	19,820
Senior Housing Properties Trust	10,400	154,336
Silver Bay Realty Trust Corp.	200	3,132

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
SL Green Realty Corp.	300	$33,894
Spirit Realty Capital, Inc.	1,900	19,038
Tanger Factory Outlet Centers, Inc.	500	16,350
Taubman Centers, Inc.	2,100	161,112
Terreno Realty Corp.	200	4,524
Urstadt Biddle Properties, Inc. Class A	600	11,544
Welltower, Inc.	500	34,015
Winthrop Realty Trust	6,600	85,602
WP Carey, Inc.	500	29,500
WP Glimcher, Inc.	300	3,183

		51,190,188

Recreation Facilities & Services — 0.1%
Cinemark Holdings, Inc.	100	3,343
International Speedway Corp. Class A	1,100	37,092
Intrawest Resorts Holdings, Inc. (a)	5,200	40,664
Live Nation Entertainment, Inc. (a)	5,500	135,135
Marcus Corp.	1,300	24,661
Planet Fitness, Inc. Class A (a)	200	3,126
RCI Hospitality Holdings, Inc. (a)	200	1,998
Regal Entertainment Group Class A	17,800	335,886
SeaWorld Entertainment, Inc.	9,400	185,086
Six Flags Entertainment Corp.	41,300	2,269,022
Speedway Motorsports, Inc.	1,600	33,152
Town Sports International Holdings, Inc. (a)	900	1,071

		3,070,236

Renewable Energy — 0.2%
Ameresco, Inc. Class A (a)	400	2,500
Broadwind Energy, Inc. (a)	200	416
First Solar, Inc. (a),(c)	110,400	7,285,296
Renewable Energy Group, Inc. (a)	15,800	146,782

		7,434,994

Retail—Consumer Staples — 0.1%
Chefs’ Warehouse, Inc. (The) (a)	500	8,340
CST Brands, Inc.	9,800	383,572
Dollar Tree, Inc. (a),(b),(d)	15,935	1,230,500
Fred’s, Inc. Class A	200	3,274
Kroger Co.	200	8,366
Smart & Final Stores, Inc. (a)	1,000	18,210
SpartanNash Co.	700	15,148
Sprouts Farmers Market, Inc. (a),(b),(d)	93,425	2,484,171
SUPERVALU, Inc. (a)	126,200	855,636
Target Corp.	8,100	588,141
TravelCenters of America LLC (a)	600	5,640

		5,600,998

Retail Discretionary — 0.7%
1-800-Flowers.com, Inc. Class A (a)	100	728
Aeropostale, Inc. (a)	1,200	336
Amazon.com, Inc. (a),(b),(c)	2,851	1,926,963
American Eagle Outfitters, Inc.	3,600	55,800
Asbury Automotive Group, Inc. (a)	100	6,744
Avis Budget Group, Inc. (a)	500	18,145
Beacon Roofing Supply, Inc. (a)	800	32,944
Big 5 Sporting Goods Corp.	7,600	75,924
Caleres, Inc.	1,400	37,548
Christopher & Banks Corp. (a)	100	165
Citi Trends, Inc. (c)	4,600	97,750
Copart, Inc. (a)	100	3,801

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Destination Maternity Corp.	400	$3,488
Destination XL Group, Inc. (a)	500	2,760
EVINE Live, Inc. (a)	1,200	2,136
Ezcorp, Inc. Class A (a)	900	4,491
GNC Holdings, Inc. Class A	22,700	704,154
Hertz Global Holdings, Inc. (a)	1,300	18,499
Hibbett Sports, Inc. (a)	2,500	75,600
Home Depot, Inc. (c)	95,200	12,590,200
Kirkland’s, Inc.	6,000	87,000
Lands’ End, Inc. (a)	1,400	32,816
Liberty Interactive Corp. Class A (a),(c)	21,004	573,829
Liquidity Services, Inc. (a)	3,000	19,500
Lowe’s Cos., Inc.	6,900	524,676
Lululemon Athletica, Inc. (a),(b),(d)	23,430	1,229,372
Macy’s, Inc.	5,500	192,390
Michaels Cos., Inc. (a)	1,500	33,165
New York & Co., Inc. (a)	400	916
Office Depot, Inc. (a)	5,700	32,148
Restoration Hardware Holdings, Inc. (a),(b),(d)	12,980	1,031,261
Sally Beauty Holdings, Inc. (a),(c)	47,500	1,324,775
Sears Hometown and Outlet Stores, Inc. (a)	400	3,200
Sportsman’s Warehouse Holdings, Inc. (a)	300	3,870
Staples, Inc.	88,000	833,360
Stein Mart, Inc.	7,500	50,475
Tile Shop Holdings, Inc. (a)	11,800	193,520
Tilly’s, Inc. Class A (a)	200	1,326
Ulta Salon Cosmetics & Fragrance, Inc. (a),(c)	33,100	6,123,500
United Online, Inc. (a),(c)	4,200	49,518
Vera Bradley, Inc. (a)	4,400	69,344
Vitamin Shoppe, Inc. (a)	400	13,080

		28,081,217

Semiconductors — 0.7%
Alpha & Omega Semiconductor Ltd. (a)	1,900	17,461
Amkor Technology, Inc. (a)	30,200	183,616
Analog Devices, Inc.	6,600	365,112
Applied Materials, Inc. (c)	556,400	10,387,988
Applied Micro Circuits Corp. (a)	100	637
Axcelis Technologies, Inc. (a)	11,200	29,008
Broadcom Corp. Class A (b)	6,054	350,042
Cabot Microelectronics Corp. (a)	200	8,756
Cascade Microtech, Inc. (a)	400	6,500
CEVA, Inc. (a),(c)	700	16,352
Cohu, Inc.	5,800	70,006
Cree, Inc. (a),(c)	32,700	872,109
DSP Group, Inc. (a)	2,900	27,376
Electro Scientific Industries, Inc. (a)	5,400	28,026
FormFactor, Inc. (a)	13,700	123,300
GSI Technology, Inc. (a)	418	1,555
II-VI, Inc. (a)	2,700	50,112
Intel Corp.	19	655
InvenSense, Inc. (a)	8,200	83,886
IXYS Corp.	8,800	111,144
Kemet Corp. (a)	2,400	5,688
KLA-Tencor Corp. (c)	95,000	6,588,250
Lam Research Corp.	35,600	2,827,352
Lattice Semiconductor Corp. (a),(c)	5,400	34,938
Micron Technology, Inc. (a),(c)	265,400	3,758,064
Oclaro, Inc. (a)	12,800	44,544
ON Semiconductor Corp. (a)	58,200	570,360
Park Electrochemical Corp.	1,600	24,096
Photronics, Inc. (a),(c)	13,900	173,055

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Qualcomm, Inc.	29,400	$1,469,559
Rudolph Technologies, Inc. (a),(c)	7,200	102,384
SunEdison Semiconductor Ltd. (a)	1,800	14,112
Tessera Technologies, Inc.	3,800	114,038
Ultra Clean Holdings, Inc. (a)	5,700	29,184
Ultratech, Inc. (a),(c)	3,000	59,460
Veeco Instruments, Inc. (a)	500	10,280
Xcerra Corp. (a)	100	605

		28,559,610

Software — 0.9%
Agilysys, Inc. (a)	700	6,993
Akamai Technologies, Inc. (a)	300	15,789
Apigee Corp. (a)	900	7,227
Autodesk, Inc. (a),(c)	101,300	6,172,209
Bazaarvoice, Inc. (a)	15,300	67,014
Brightcove, Inc. (a)	2,000	12,400
CA, Inc.	1,100	31,416
Calix, Inc. (a)	5,600	44,072
Carbonite, Inc. (a)	6,500	63,700
ChannelAdvisor Corp. (a)	1,400	19,390
Citrix Systems, Inc. (a),(c)	22,400	1,694,560
CommVault Systems, Inc. (a),(b),(d)	30,975	1,218,866
Cvent, Inc. (a)	800	27,928
Digi International, Inc. (a)	4,900	55,762
Electronic Arts, Inc. (a),(b),(c),(d)	40,455	2,780,068
Five9, Inc. (a)	1,600	13,920
InnerWorkings, Inc. (a)	100	750
Interactive Intelligence Group, Inc. (a)	200	6,284
Intralinks Holdings, Inc. (a)	8,800	79,816
Limelight Networks, Inc. (a)	14,600	21,316
Lionbridge Technologies, Inc. (a)	1,700	8,347
LivePerson, Inc. (a)	300	2,025
MicroStrategy, Inc. Class A (a)	2,600	466,154
Mitek Systems, Inc. (a)	1,700	6,987
Model N, Inc. (a)	3,800	42,408
Monotype Imaging Holdings, Inc.	1,200	28,368
NeuStar, Inc. Class A (a)	100	2,397
Nuance Communications, Inc. (a)	28,700	570,843
Palo Alto Networks, Inc. (a),(c)	16,100	2,835,854
Paycom Software, Inc. (a),(b),(d)	35,815	1,347,719
PDF Solutions, Inc. (a)	1,100	11,924
Progress Software Corp. (a)	100	2,400
QAD, Inc. Class A	2,900	59,508
Rackspace Hosting, Inc. (a)	129,900	3,289,068
RealPage, Inc. (a)	2,200	49,390
Red Hat, Inc. (a),(b),(c),(d)	21,315	1,765,095
salesforce.com, Inc. (a),(b),(c),(d)	15,035	1,178,744
SciQuest, Inc. (a)	2,200	28,534
Seachange International, Inc. (a)	1,500	10,110
ServiceNow, Inc. (a)	200	17,312
Solera Holdings, Inc.	100	5,483
Splunk, Inc. (a)	100	5,881
SS&C Technologies Holdings, Inc. (b),(c),(d)	39,646	2,706,632
Support.com, Inc. (a)	1,400	1,414
Symantec Corp.	21,800	457,800
VMware, Inc. Class A (a),(c)	110,400	6,245,328
Web.com Group, Inc. (a),(c)	2,400	48,024
Zendesk, Inc. (a)	16,200	428,328
Zynga, Inc. Class A (a)	34,800	93,264

		34,054,821

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Specialty Finance — 0.2%
AG Mortgage Investment Trust, Inc.	6,700	$86,028
Aircastle Ltd.	200	4,178
Altisource Residential Corp.	400	4,964
American Capital Agency Corp. (c)	38	659
American Capital Mortgage Investment Corp.	3,400	47,464
American Express Co.	100	6,955
Anworth Mortgage Asset Corp.	11,000	47,850
Apollo Commercial Real Estate Finance, Inc.	4,600	79,258
Arbor Realty Trust, Inc.	8,800	62,920
Blackstone Mortgage Trust, Inc. Class A	200	5,352
Capstead Mortgage Corp.	1,500	13,110
Cherry Hill Mortgage Investment Corp.	600	7,800
Chimera Investment Corp.	3,858	52,623
CIT Group, Inc.	11,400	452,580
Colony Financial, Inc.	400	7,792
Consumer Portfolio Services, Inc. (a)	1,400	7,266
CoreLogic, Inc. (a)	29,300	992,098
CYS Investments, Inc.	100	713
Ellington Residential Mortgage REIT	3,500	43,225
Enova International, Inc. (a)	800	5,288
Essent Group Ltd. (a)	1,500	32,835
Fidelity National Information Services, Inc.	8,300	502,980
Flagstar Bancorp, Inc. (a)	1,700	39,287
FNF Group	300	10,401
HFF, Inc. Class A	700	21,749
Higher One Holdings, Inc. (a)	1,500	4,860
Ladder Capital Corp.	100	1,242
McGrath RentCorp	400	10,076
Meta Financial Group, Inc.	1,300	59,709
MFA Financial, Inc.	55,000	363,000
MGIC Investment Corp. (a)	142,998	1,262,672
MoneyGram International, Inc. (a)	300	1,881
Nelnet, Inc. Class A	600	20,142
Newcastle Investment Corp.	2,533	10,335
Nicholas Financial, Inc. (a)	700	8,155
On Deck Capital, Inc. (a)	900	9,270
OneMain Holdings, Inc. (a),(c)	55,662	2,312,200
PennyMac Mortgage Investment Trust	8,700	132,762
Regional Management Corp. (a)	700	10,829
Starwood Property Trust, Inc.	7,900	162,424
Synchrony Financial (a),(c)	51,520	1,566,723
Textainer Group Holdings Ltd.	100	1,411
Two Harbors Investment Corp.	28,500	230,850
Vantiv, Inc. Class A (a)	300	14,226
Walker & Dunlop, Inc. (a)	2,700	77,787
ZAIS Financial Corp.	1,000	15,080

		8,811,009

Technology Services — 0.3%
Black Box Corp.	4,200	40,026
CDW Corp.	19,900	836,596
Ciber, Inc. (a)	3,800	13,338
Cognizant Technology Solutions Corp. Class A (a),(b)	22,490	1,349,850
CSG Systems International, Inc.	2,500	89,950
CSRA, Inc.	700	21,000
Cubic Corp.	100	4,725
Forrester Research, Inc.	100	2,848
ICF International, Inc. (a)	200	7,112
Leidos Holdings, Inc. (c)	16,000	900,160
ManTech International Corp. Class A	100	3,024
MSCI, Inc. (c)	37,894	2,733,294

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Perficient, Inc. (a)	900	$15,408
Sabre Corp. (c)	148,500	4,153,545
ServiceSource International, Inc. (a)	300	1,383
Teradata Corp. (a)	2,400	63,408
TransUnion (a),(b),(c),(d)	44,167	1,217,684
Travelport Worldwide Ltd.	8,900	114,810
Xerox Corp. (c)	68,000	722,840

		12,291,001

Telecommunications — 0.2%
Alaska Communications Systems Group, Inc. (a)	7,500	13,125
CenturyLink, Inc.	16,600	417,656
Cogent Communications Holdings, Inc.	10,500	364,245
DigitalGlobe, Inc. (a)	3,900	61,074
EarthLink Holdings Corp.	8,800	65,384
FairPoint Communications, Inc. (a),(c)	3,600	57,852
General Communication, Inc. Class A (a),(c)	6,600	130,548
Hawaiian Telcom Holdco, Inc. (a)	1,200	29,832
IDT Corp. Class B	6,600	76,956
Inteliquent, Inc. (c)	6,400	113,728
Internap Network Services Corp. (a)	3,000	19,200
j2 Global, Inc. (b),(d)	18,630	1,533,622
Lumos Networks Corp.	4,200	47,040
RingCentral, Inc. Class A (a)	13,400	315,972
Spok Holdings, Inc.	2,700	49,464
TeleCommunication Systems, Inc. Class A (a)	200	994
Telephone & Data Systems, Inc. (c)	8,100	209,709
Verizon Communications, Inc.	35,800	1,654,676
Vonage Holdings Corp. (a)	2,600	14,924
West Corp. (c)	21,000	452,970
Zayo Group Holdings, Inc. (a)	13,600	361,624
Zix Corp. (a),(c)	36,700	186,436

		6,177,031

Transportation & Logistics — 0.8%
Air Transport Services Group, Inc. (a)	16,600	167,328
ArcBest Corp.	3,900	83,421
Atlas Air Worldwide Holdings, Inc. (a)	2,300	95,082
Celadon Group, Inc.	1,600	15,824
Covenant Transportation Group, Inc. Class A (a)	700	13,223
CSX Corp.	38,200	991,290
DHT Holdings, Inc.	9,500	76,855
Expeditors International of Washington, Inc.	100	4,510
FedEx Corp.	1,000	148,990
Hub Group, Inc. Class A (a)	5,100	168,045
JB Hunt Transport Services, Inc.	23,800	1,745,968
Kirby Corp. (a)	2,100	110,502
Marten Transport Ltd.	1,000	17,700
ModusLink Global Solutions, Inc. (a)	2,500	6,200
Navios Maritime Acquisition Corp.	9,100	27,391
Roadrunner Transportation Systems, Inc. (a)	400	3,772
Ryder System, Inc. (c)	31,400	1,784,462
Saia, Inc. (a)	4,800	106,800
Stamps.com, Inc. (a)	4,300	471,323
Swift Transportation Co. (a)	67,200	928,704
Union Pacific Corp.	314,907	24,625,727
USA Truck, Inc. (a)	700	12,215
UTi Worldwide, Inc. (a)	9,600	67,488
Werner Enterprises, Inc.	200	4,678
YRC Worldwide, Inc. (a)	8,700	123,366

		31,800,864

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Transportation Equipment — 0.3%
Accuride Corp. (a)	2,600	$4,316
Allison Transmission Holdings, Inc. (c)	39,500	1,022,655
American Railcar Industries, Inc.	800	37,024
Commercial Vehicle Group, Inc. (a)	800	2,208
Cummins, Inc.	122,200	10,754,822
FreightCar America, Inc.	900	17,487
Greenbrier Cos., Inc. (The)	5,700	185,934
PACCAR, Inc.	24,400	1,156,560
Spartan Motors, Inc. (c)	200	622

		13,181,628

Utilities — 0.2%
AES Corp.	5,800	55,506
American Electric Power Co., Inc.	300	17,481
Dominion Resources, Inc.	6,700	453,188
Duke Energy Corp.	600	42,834
Edison International	300	17,763
Empire District Electric Co.	1,800	50,526
Exelon Corp.	53,700	1,491,249
FirstEnergy Corp.	115,200	3,655,296
Middlesex Water Co.	500	13,270
OGE Energy Corp.	7,300	191,917
PG&E Corp.	100	5,319
Pinnacle West Capital Corp.	400	25,792
Talen Energy Corp. (a)	800	4,984

		6,025,125

Waste & Environmental Service Equipment & Facility — 0.1%
Casella Waste Systems, Inc. Class A (a)	11,300	67,574
Waste Management, Inc. (c)	34,800	1,857,276

		1,924,850

Total United States		1,100,635,551

TOTAL COMMON STOCK (COST $1,434,883,873)		1,411,779,383

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 9.2%
Cayman Islands — 4.5%
ACIS CLO Ltd., Series 2015-6A, Class D, 4.10%, 05/01/27 (b),(e),(f)	$2,300,000	1,977,770
Adirondack Park CLO Ltd., Series 2013-1A, Class E, 4.97%, 04/15/24 (b),(e),(f)	373,000	324,585
ALESCO Preferred Funding VII Ltd., Series 7A, Class A1B, 0.99%, 07/23/35 (b),(e),(f)	1,259,186	1,026,237
ALESCO Preferred Funding XIIII Ltd., Series 13A, Class A2, 0.99%, 09/23/37 (b),(e),(f)	996,000	522,900
Allegro CLO I Ltd., Series 2013-1A, Class C, 3.77%, 01/30/26 (b),(e),(f)	4,000,000	3,670,400
Allegro CLO II Ltd., Series 2014-1A, Class C, 4.47%, 01/21/27 (b),(e),(f)	1,900,000	1,774,220
AMMC CDO, Series 2015-16A, Class E, 5.92%, 04/14/27 (b),(e),(f)	600,000	521,280
Apidos CLO, Series 2012-10A, Class E, 6.57%, 10/30/22 (b),(e),(f)	1,000,000	959,500
Apidos CLO XVI, Series 2013-16A, Class D, 4.82%, 01/19/25 (b),(e),(f)	400,000	327,600
Ares CLO Ltd., Series 2012-2A, Class E, 6.12%, 10/12/23 (b),(e),(f)	3,621,000	3,394,687
Ares XXVIII CLO Ltd., Series 2013-3A, Class D, 3.82%, 10/17/24 (b),(e),(f)	650,000	606,125
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class D, 4.57%, 01/30/24 (b),(e),(f)	600,000	591,300
Atlas Senior Loan Fund V Ltd., Series 2014-1A, Class C, 3.32%, 07/16/26 (b),(e),(f)	1,100,000	1,072,280
Attentus CDO III Ltd., Series 2007-3A, Class A1B, 0.58%, 10/11/42 (b),(e),(f),(g)	802,368	722,131
Babson CLO Ltd.,
Series 2013-IA, Class D, 3.82%, 04/20/25 (b),(e),(f)	3,200,000	3,028,160
Series 2015-2A, Class E, 5.84%, 07/20/27 (b),(e),(f)	650,000	566,800
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class D, 4.82%, 07/15/24 (b),(e),(f)	2,823,000	2,299,616
BlueMountain CLO Ltd., Series 2014-1A, Class D, 3.77%, 04/30/26 (b),(e),(f)	1,388,000	1,285,010
Bridgeport CLO Ltd., Series 2006-1A, Class C, 1.82%, 07/21/20 (b),(e),(f)	500,000	474,500

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.62%, 01/15/24 (b),(e),(f)	$400,000	$395,960
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-2A, Class D, 3.86%, 05/15/25 (b),(e),(f)	1,900,000	1,787,330
Series 2014-3A, Class D1, 5.42%, 07/27/26 (b),(e),(f)	660,000	568,260
Catamaran CLO Ltd.,
Series 2015-1A, Class D, 3.97%, 04/22/27 (b),(e),(f)	600,000	542,760
Series 2015-1A, Class E, 5.47%, 04/22/27 (b),(e),(f)	600,000	490,020
Cedar Funding III CLO Ltd., Series 2014-3A, Class E, 5.27%, 05/20/26 (b),(e),(f)	1,600,000	1,314,560
Cent CLO 20 Ltd., Series 2013-20A, Class E, 4.92%, 01/25/26 (b),(e),(f)	1,077,000	818,735
CIFC Funding II Ltd., Series 2013-2A, Class A3L, 2.97%, 04/21/25 (b),(e),(f)	1,000,000	961,400
CIFC Funding III Ltd.,
Series 2012-3A, Class A3L, 3.32%, 01/29/25 (b),(e),(f)	1,000,000	985,700
Series 2014-3A, Class E, 5.07%, 07/22/26 (b),(e),(f)	1,500,000	1,244,850
Series 2015-3A, Class E, 6.37%, 10/19/27 (b),(e),(f)	800,000	693,600
CIFC Funding IV Ltd., Series 2015-4A, Class D, 5.81%, 10/20/27 (b),(e),(f)	1,000,000	823,900
CIFC Funding Ltd.,
Series 2012-2A, Class B2R, 6.20%, 12/05/24 (b),(e),(f)	2,544,000	2,298,504
Series 2013-1A, Class D, 5.56%, 04/16/25 (b),(e),(f)	2,709,000	2,431,057
Series 2014-4A, Class D, 3.72%, 10/17/26 (b),(e),(f)	1,200,000	1,087,920
Series 2015-1A, Class D, 4.32%, 01/22/27 (b),(e),(f)	800,000	764,880
Series 2015-2A, Class E, 5.82%, 04/15/27 (b),(e),(f)	800,000	697,840
ColumbusNova CLO IV Ltd., Series 2007-2A, Class D, 4.82%, 10/15/21 (b),(e),(f)	250,000	252,550
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.37%, 11/21/22 (b),(e),(f)	1,800,000	1,790,640
Cutwater Ltd.,
Series 2014-1A, Class C, 4.02%, 07/15/26 (b),(e),(f)	1,512,000	1,363,522
Series 2015-1A, Class D1, 4.22%, 07/15/27 (b),(e),(f)	4,500,000	4,019,850
Series 2015-1A, Class E, 6.32%, 07/15/27 (b),(e),(f)	733,000	623,197
Diamond Head Aviation, Series 2015-1, Class B, 5.92%, 07/14/28 (b),(e)	4,416,124	4,350,765
Dryden 36 Senior Loan Fund, Series 2014-36A, Class D, 4.09%, 11/09/25 (b),(e),(f)	3,150,000	2,975,805
Duane Street CLO, Series 2007-5X, Class B, REG S, 8.07%, 10/14/21 (b),(f)	467,000	467,234
Eastland CLO Ltd., Series 2007-1A, Class C, 1.83%, 05/01/22 (b),(e),(f)	400,000	357,600
Flagship CLO VIII Ltd., Series 2014-8A, Class D, 4.02%, 01/16/26 (b),(e),(f)	789,000	688,403
Fore CLO Ltd., Series 2007-1A, Class D, 3.32%, 07/20/19 (b),(e),(f)	1,337,042	1,320,463
Galaxy XIV CLO Ltd.,
Series 2012-14A, Class D, 4.76%, 11/15/24 (b),(e),(f)	1,400,000	1,400,000
Series 2012-14A, Class E, 5.76%, 11/15/24 (b),(e),(f)	4,057,000	3,760,839
Golub Capital Partners CLO Ltd.,
Series 2011-10AR, Class DR, 4.17%, 10/20/21 (b),(e),(f)	250,000	245,925
Series 2015-22A, Class C, 4.48%, 02/20/27 (b),(e),(f)	1,200,000	1,104,360
Halcyon Loan Advisors Funding Ltd., Series 2014-2A, Class C, 3.82%, 04/28/25 (b),(e),(f)	1,800,000	1,587,060
Halcyon Loan Investors CLO I, Inc., Series 2006-1A, Class D, 3.87%, 11/20/20 (b),(e),(f)	500,000	481,500
Harbourview CDO III Ltd., Series 3A, Class A, 1.00%, 09/15/31 (b),(e),(f),(g)	4,424,210	4,026,031
ING IM CLO Ltd.,
Series 2013-1A, Class C, 3.82%, 04/15/24 (b),(e),(f)	1,900,000	1,798,920
Series 2013-2A, Class C, 3.82%, 04/25/25 (b),(e),(f)	658,000	622,731
Series 2013-2A, Class D, 5.32%, 04/25/25 (b),(e),(f)	600,000	527,640
Jamestown Ltd.,
Series 2015-7A, Class C, 4.03%, 07/25/27 (b),(e),(f)	2,300,000	2,097,370
Series 2015-7A, Class D, 5.78%, 07/25/27 (b),(e),(f)	1,100,000	923,890
Kingsland VI Ltd., Series 2013-6A, Class D, 3.97%, 10/28/24 (b),(e),(f)	900,000	810,990
KKR Financial CLO Ltd.,
Series 10, Class D, 4.26%, 01/15/26 (b),(e),(f)	500,000	450,700
Series 2012-1A, Class C, 5.01%, 12/15/24 (b),(e),(f)	3,500,000	3,399,200
Kodiak CDO Ltd.,
Series 2006-1A, Class A1, 0.70%, 08/07/37 (b),(e),(f),(g)	5,679,203	5,395,242
Series 2006-1A, Class A2, 0.82%, 08/07/37 (b),(e),(f),(g)	1,250,000	900,000
LCM Ltd. Partnership, Series 9A, Class E, 4.52%, 07/14/22 (b),(e),(f)	4,890,000	4,819,095
LCM XI LP, Series 11A, Class D2, 4.27%, 04/19/22 (b),(e),(f)	800,000	789,600
Madison Park Funding X Ltd., Series 2012-10A, Class E, 5.57%, 01/20/25 (b),(e),(f)	1,900,000	1,840,720
Madison Park Funding XIV Ltd., Series 2014-14A, Class E, 5.07%, 07/20/26 (b),(e),(f)	3,400,000	2,901,560
Madison Park Funding XVI Ltd.,
Series 2015-16A, Class B, 3.27%, 04/20/26 (b),(e),(f)	3,000,000	2,955,900
Series 2015-16A, Class C, 3.97%, 04/20/26 (b),(e),(f)	600,000	567,240

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
Magnetite XV Ltd.,
Series 2015-15A, Class D, 4.54%, 10/25/27 (b),(e),(f)	$1,100,000	$1,047,640
Series 2015-15A, Class E, 6.99%, 10/25/27 (b),(e),(f)	950,000	871,435
MidOcean Credit CLO III,
Series 2014-3A, Class D, 4.07%, 07/21/26 (b),(e),(f)	982,000	892,147
Series 2014-3A, Class E, 5.57%, 07/21/26 (b),(e),(f)	581,000	478,395
MMCAPS Funding XIX Ltd. / MMCAPS Funding XIX Corp., 0.64%, 01/12/38 (b),(e),(f)	168,708	—
MSIM Peconic Bay Ltd., Series 2007-1A, Class E, 5.82%, 07/20/19 (b),(e),(f)	292,335	292,335
Nelder Grove CLO Ltd., Series 2014-1A, Class D1, 4.93%, 08/28/26 (b),(e),(f)	1,800,000	1,715,040
Ocean Trails CLO IV, Series 2013-4A, Class D, 4.36%, 08/13/25 (b),(e),(f)	300,000	280,590
Ocean Trails CLO V,
Series 2014-5A, Class D, 4.25%, 10/13/26 (b),(e),(f)	1,800,000	1,672,200
Series 2014-5A, Class E, 5.64%, 10/13/26 (b),(e),(f)	800,000	663,680
Octagon Investment Partners X Ltd., Series 2006-10A, Class D, 1.72%, 10/18/20 (b),(e),(f)	500,000	483,700
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class DR, 4.08%, 05/05/23 (b),(e),(f)	1,400,000	1,361,500
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.32%, 01/15/24 (b),(e),(f)	250,000	248,150
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class E, 4.82%, 10/25/25 (b),(e),(f)	800,000	685,360
Octagon Investment Partners XX Ltd., Series 2014-1A, Class E, 5.61%, 08/12/26 (b),(e),(f)	600,000	490,080
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 6.96%, 11/14/26 (b),(e),(f)	1,100,000	1,030,150
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class E1, 5.57%, 11/25/25 (b),(e),(f)	900,000	757,620
OHA Loan Funding Ltd., Series 2013-1A, Class E, 5.47%, 07/23/25 (b),(e),(f)	1,012,000	895,721
OZLM Funding IV Ltd.,
Series 2013-4A, Class C, 3.52%, 07/22/25 (b),(e),(f)	800,000	736,640
Series 2013-4A, Class D, 4.97%, 07/22/25 (b),(e),(f)	900,000	771,390
OZLM Funding V Ltd.,
Series 2013-5A, Class C, 3.82%, 01/17/26 (b),(e),(f)	1,200,000	1,113,480
Series 2013-5A, Class D, 5.07%, 01/17/26 (b),(e),(f)	2,050,000	1,722,410
OZLM Ltd., Series 2015-13A, Class D, 5.73%, 07/30/27 (b),(e),(f)	1,100,000	899,470
OZLM VII Ltd., Series 2014-7A, Class C, 3.92%, 07/17/26 (b),(e),(f)	1,500,000	1,385,400
OZLM VIII Ltd., Series 2014-8A, Class B, 3.32%, 10/17/26 (b),(e),(f)	3,000,000	2,916,900
OZLM XI Ltd., Series 2015-11A, Class D, 5.72%, 01/30/27 (b),(e),(f)	800,000	673,280
Preferred Term Securities X Ltd. / Preferred Term Securities X, Inc., 1.32%, 07/03/33 (b),(e),(f)	236,922	201,384
Preferred Term Securities XIX Ltd. / Preferred Term Securities XIX, Inc., 0.94%, 12/22/35 (b),(e),(f)	586,644	331,454
Preferred Term Securities XVIII Ltd. / Preferred Term Securities XVIII, Inc., 0.99%, 09/23/35 (b),(e),(f)	198,952	114,397
Preferred Term Securities XXIV Ltd. / Preferred Term Securities XXIV, Inc., 0.81%, 03/22/37 (b),(e),(f)	945,036	647,349
Preferred Term Securities XXIV Ltd. / Preferred Term Securities XXIV, Inc., 0.89%, 03/22/37 (b),(e),(f)	968,152	522,802
Preferred Term Securities XXV Ltd. / Preferred Term Securities XXV, Inc., 0.86%, 06/22/37 (b),(e),(f)	277,570	148,500
Preferred Term Securities XXVI Ltd. / Preferred Term Securities XXVI, Inc., 0.88%, 09/22/37 (b),(e),(f)	268,701	146,442
Red River CLO Ltd., Series 1A, Class D, 1.98%, 07/27/18 (b),(e),(f)	900,000	888,570
Sound Point CLO I Ltd.,
Series 2012-1A, Class D, 4.90%, 10/20/23 (b),(e),(f)	900,000	900,000
Series 2012-1A, Class E, 6.32%, 10/20/23 (b),(e),(f)	300,000	294,240
Sound Point CLO IX Ltd.,
Series 2015-2A, Class D, 4.02%, 07/20/27 (b),(e),(f)	1,700,000	1,529,320
Series 2015-2A, Class E, 5.97%, 07/20/27 (b),(e),(f)	1,100,000	942,920
Sound Point CLO V Ltd., Series 2014-1A, Class D, 3.72%, 04/18/26 (b),(e),(f)	1,200,000	1,087,800
Stone Tower CLO VI Ltd., Series 2007-6A, Class D, 3.92%, 04/17/21 (b),(e),(f)	7,189,000	6,884,905
Symphony CLO IV Ltd., Series 2007-4A, Class E, 5.82%, 07/18/21 (b),(e),(f)	739,000	739,296
Symphony CLO IX Ltd., Series 2012-9A, Class D, 4.57%, 04/16/22 (b),(e),(f)	2,775,000	2,775,000
Symphony CLO XI Ltd., Series 2013-11A, Class D, 4.32%, 01/17/25 (b),(e),(f)	2,100,000	2,047,710
Symphony CLO XII Ltd., Series 2013-12A, Class D, 3.82%, 10/15/25 (b),(e),(f)	250,000	233,375
Taberna Preferred Funding VII Ltd., Series 2006-7A, Class A1LA, 0.68%, 02/05/37 (b),(e),(f),(g)	241,299	207,517
TICP CLO Ltd., Series 2015-1A, Class E, 5.78%, 07/20/27 (b),(e),(f)	700,000	574,840
Trapeza CDO XII Ltd., Series 2007-12A, Class A2, 0.68%, 04/06/42 (b),(e),(f)	375,000	187,500
Trapeza CDO XIII Ltd., Series 2007-13A, Class A2A, 0.67%, 11/09/42 (b),(e),(f)	431,000	226,275

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
Venture CDO Ltd.,
Series 2007-13A, Class A3, 0.77%, 11/09/42 (b),(e),(f)	$270,000	$139,050
Series 2013-15A, Class C, 3.42%, 07/15/25 (b),(e),(f)	5,700,000	5,587,710
Series 2014-16A, Class B1L, 3.77%, 04/15/26 (b),(e),(f)	5,800,000	5,342,380
Venture X CLO Ltd., Series 2012-10A, Class D, 4.52%, 07/20/22 (b),(e),(f)	500,000	495,600
Venture XIII CLO Ltd., Series 2013-13A, Class D, 4.04%, 06/10/25 (b),(e),(f)	5,000,000	4,573,000
Venture XIV CLO Ltd., Series 2013-14A, Class D, 4.16%, 08/28/25 (b),(e),(f)	1,775,000	1,684,120
Venture XIX CLO Ltd., Series 2014-19A, Class D, 4.32%, 01/15/27 (b),(e),(f)	2,500,000	2,362,000
Vibrant CLO Ltd., Series 2015-3A, Class C, 3.94%, 04/20/26 (b),(e),(f)	1,082,000	992,410
Voya CLO 2 Ltd., Series 2014-2A, Class D, 5.07%, 07/17/26 (b),(e),(f)	700,000	556,780
WhiteHorse Ltd., Series 2014-1A, Class D, 3.98%, 05/01/26 (b),(e),(f)	2,912,100	2,546,923
WhiteHorse VIII Ltd., Series 2014-1A, Class E, VRN, 4.88%, 05/01/26 (b),(e),(f)	420,000	311,052

Total Cayman Islands		174,976,253

Ireland — 0.1%
Trade Maps Ltd., Series 2013-1A, Class D, 5.29%, 12/10/18 (b),(e),(f)	2,000,000	1,986,600

Total Ireland		1,986,600

United States — 4.6%
AMPLIT Trust,
Series 2015-A, Class C, 8.75%, 09/15/21 (b),(e),(g)	915,000	912,255
Series 2015-A SEQ, Class A, 5.00%, 09/15/21 (b),(e),(g)	4,475,000	4,440,095
Ascentium Equipment Receivable, Series 2015-1A, Class E, 5.92%, 06/12/23 (b),(e),(g)	758,000	750,647
Ascentium Equipment Receivables LLC, Series 2015-2A, Class E, 6.52%, 10/12/21 (b),(e),(g)	1,299,000	1,285,880
Associates Manufactured Housing Pass Through Certificates, Series 1997-2, Class B1, 7.15%, 03/15/28 (b),(f),(g)	278,934	329,142
Bear Stearns Asset-Backed Securities Trust, Series 2007-2, Class A2, 0.74%, 01/25/47 (b),(f)	4,025,804	3,743,998
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class D, 3.77%, 04/17/25 (b),(e),(f)	1,700,000	1,580,320
Series 2015-2A, Class D, 5.62%, 04/27/27 (b),(e),(f)	1,450,000	1,230,180
Series 2015-3A, Class D, 6.16%, 07/28/28 (b),(e),(f)	1,100,000	940,170
Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class D, 4.17%, 01/16/23 (b),(e)	5,300,000	5,267,670
Countrywide Home Equity Loan Trust,
Series 2004-I, Class A, 0.62%, 02/15/34 (b),(f)	1,142,992	1,017,834
Series 2004-P, Class 2A, 0.65%, 03/15/34 (b),(f)	25,666	22,075
Series 2006-G, Class 2A, 0.48%, 10/15/36 (b),(f)	262,665	223,633
CPS Auto Receivables Trust,
Series 2014-B, Class D, 4.62%, 05/15/20 (b),(e)	156,000	148,200
Series 2014-C, Class D, 4.83%, 08/17/20 (b),(e)	391,000	372,858
Credit Suisse Mortgage Trust,
Series 2015-RPL2, Class A1A, 3.75%, 11/25/57 (b),(e),(f)	6,743,924	6,601,627
Series 2015-RPL3, Class A1, 3.75%, 12/25/56 (b),(e),(f),(h)	6,868,789	6,705,999
Series 2015-RPL5, Class A1, 3.51%, 11/26/55 (b),(e),(f)	35,720,219	34,641,469
Drive Auto Receivables Trust,
Series 2015-AA, Class D, 4.12%, 07/15/22 (b),(e)	5,300,000	5,236,400
Series 2015-DA, Class C, 3.38%, 11/15/21 (b),(e)	5,375,000	5,335,762
Series 2015-DA, Class D, 4.59%, 01/17/23 (b),(e)	2,500,000	2,495,250
DT Auto Owner Trust,
Series 2014-3A, Class D, 4.47%, 11/15/21 (b),(e)	600,000	600,480
Series 2015-1A, Class D, 4.26%, 02/15/22 (b),(e)	1,000,000	992,000
Education Funding LLC, Series 2006-1A, Class A2, 0.57%, 10/25/29 (b),(e),(f)	6,293,693	5,787,680
Exeter Automobile Receivables Trust,
Series 2013-1A, Class D, 5.05%, 10/15/19 (b),(e)	3,300,000	3,293,070
Series 2013-2A, Class D, 6.81%, 08/17/20 (b),(e)	2,200,000	2,258,740
Series 2014-1A, Class D, 5.53%, 02/16/21 (b),(e)	4,300,000	4,302,580
Series 2014-2A, Class D, 4.93%, 12/15/20 (b),(e)	2,700,000	2,662,740
Series 2014-3A, Class D, 5.69%, 04/15/21 (b),(e)	3,000,000	3,000,000
Series 2014-3A, Class C, 4.17%, 06/15/20 (b),(e)	1,900,000	1,906,460
Exeter Automobile Receivables Trust, Series 2013-1A, Class C, 3.52%, 02/15/19 (b),(e)	2,700,000	2,710,260
FFCA Secured Lending Corp., Series 1999-2, Class WA1C, 7.85%, 05/18/26 (b),(e),(g)	611,072	619,993
Flagship Credit Auto Trust, Series 2015-2, Class C, 4.08%, 12/15/21 (b),(e)	1,800,000	1,748,700
GE Business Loan Trust, Series 2005-1A, Class C, 1.03%, 06/15/33 (b),(e),(f)	38,594	35,121

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value
Harch CLO III Ltd., Series 2007-1A, Class E, 4.07%, 04/17/20 (b),(e),(f)	$549,000		$538,075
HOA Funding LLC, Series 2015-1A, Class A2, 5.50%, 08/20/44 (b),(e),(g)	2,267,000		2,028,965
InCaps Funding II Ltd. / InCaps Funding II Corp., 1.52%, 01/15/34 (b),(e),(f),(g)	1,420,631		1,349,599
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE3, Class A2C, 0.58%, 04/25/36 (b),(f)	552,964		541,076
Series 2006-NC4, Class A2C, 0.57%, 06/25/36 (b),(f)	2,336,583		2,102,924
Nationstar HECM Loan Trust, Series 2015-2A, Class M2, 6.66%, 11/25/25 (b),(e)	3,253,000		3,253,000
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV2, 0.55%, 06/25/37 (b),(f)	1,092,518		1,058,977
Pinnacle Park CLO Ltd., Series 2014-1A, Class C, 3.42%, 04/15/26 (b),(e),(f)	800,000		796,160
Preferred Term Securities XVII Ltd. / Preferred Term Securities XVII, Inc., 1.02%, 06/23/35 (b),(e),(f)	211,000		119,215
RMAT LLC, Series 2015-RPL1, Class A1, 3.97%, 05/26/20 (b),(e),(f),(h)	3,202,174		3,162,467
SLM Private Credit Student Loan Trust,
Series 2004-A, Class C, 1.46%, 06/15/33 (b),(f)	3,211,544		3,030,734
Series 2005-B, Class C, 1.21%, 06/15/39 (b),(f)	3,011,997		2,762,303
Soundview Home Loan Trust, Series 2007-OPT3, Class 2A2, 0.55%, 08/25/37 (b),(f)	1,045,754		1,014,068
Stone Tower CLO Ltd., Series 2006-5A, Class D, 4.07%, 07/16/20 (b),(e),(f)	1,000,000		972,300
US Residential Opportunity Fund Trust, Series 2015-1III, Class A, 3.72%, 01/27/35 (b),(e)	2,612,555		2,585,123
Vericrest Opportunity Loan Trust,
Series 2015-NP12, Class A1, 3.88%, 09/25/45 (b),(e),(f)	5,490,903		5,435,994
Series 2015-NPL4, Class A1, 3.50%, 02/25/55 (b),(e),(f)	1,914,057		1,896,447
Series 2015-NPL9, Class A1, 3.50%, 06/26/45 (b),(e),(f),(h)	10,405,283		10,230,474
Vericrest Opportunity Loan XXXI LLC, Series 2015-NPL2, Class A1, 3.38%, 02/25/55 (b),(e),(f)	1,639,975		1,619,312
VOLT XXXVI LLC, Series 2015-NP10, Class A1, 3.63%, 07/25/45 (b),(e),(f),(h)	22,557,691		22,235,116
Westgate Resorts LLC, Series 2014-1A, Class C, 5.50%, 12/20/26 (b),(e),(g)	2,562,716		2,549,903

Total United States			182,481,520

TOTAL ASSET-BACKED SECURITIES (COST $369,281,264)			359,444,373

CONVERTIBLE BONDS — 0.6%
France — 0.3%
Communications Equipment — 0.3%
Alcatel Lucent SR REG S, 4.25%, 07/01/18 (b)	242,368,800	EUR	11,894,884

Total France			11,894,884

Spain — 0.3%
Wireless Telecommunication Services — 0.3%
Telefonica Participacion Co. REG S, 4.90%, 09/25/17 (b)	10,200,000	EUR	10,213,579

Total Spain			10,213,579

TOTAL CONVERTIBLE BONDS (COST $24,607,667)			22,108,463

BANK LOANS — 0.0%
Netherlands — 0.0%
Exploration & Production — 0.0%
Endeavour International Holding BV, 11.00%, 01/02/17 (b),(f),(g)	$1,243,399		285,982

Total Netherlands			285,982

United Kingdom — 0.0%
Transportation & Logistics — 0.0%
Ceva Group PLC, 6.50%, 03/19/21 (b),(f),(g)	42,652		34,974
Ceva Intercompany BV, 6.50%, 03/19/21 (b),(f),(g)	44,191		36,237
Ceva Logistics Canada, 6.50%, 03/19/21 (b),(f),(g)	7,619		6,248
Ceva Logistics U.S. Holdings, 6.50%, 03/19/21 (b),(f),(g)	60,953		49,981

Total United Kingdom			127,440

United States — 0.0%
Pipeline — 0.0%
NGPL PipeCo LLC, 6.75%, 09/15/17 (a),(b),(f)	29,979		28,255

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value
Publishing & Broadcasting — 0.0%
Clear Channel Communications, 7.17%, 01/30/19 (b),(f),(g)	$40,777		$28,456
LBI Media, Inc., 8.25%, 03/31/18 (b),(f),(g)	98,280		98,280

			126,736

Wireless Telecommunication Services — 0.0%
New Lightsquared LLC, 9.75%, 06/15/20 (b),(f),(g)	511,303		466,564

Total United States			621,555

TOTAL BANK LOANS (COST $1,893,007)			1,034,977

CORPORATE BONDS & NOTES — 3.4%
Brazil — 0.2%
Integrated Oils — 0.2%
Petrobras Global Finance BV,
4.88%, 03/17/20	6,689,000		5,016,750
6.85%, 06/05/15	6,726,000		4,355,085

Total Brazil			9,371,835

Canada — 0.1%
Aerospace & Defense — 0.0%
Bombardier, Inc., 7.50%, 03/15/25 (b),(e),(g)	1,850,000		1,295,000

Electrical Equipment Manufacturing — 0.0%
NCSG Crane & Heavy Haul Services, Inc., 9.50%, 08/15/19 (b),(e)	2,611,000		1,116,202

Publishing & Broadcasting — 0.1%
Postmedia Network, Inc., 12.50%, 07/15/18 (b),(c)	1,868,000		1,685,870

Total Canada			4,097,072

Ecuador — 0.1%
Refining & Marketing — 0.1%
EP PetroEcuador via Noble Sovereign Funding I Ltd. REG S, 6.22%, 09/24/19 (f)	5,907,632		4,844,258

Total Ecuador			4,844,258

France — 0.4%
Oil & Gas Services — 0.1%
CGG SA,
6.50%, 06/01/21 (b)	5,500,000		2,447,500
6.88%, 01/15/22 (b)	2,100,000		861,000

			3,308,500

Property & Casualty Insurance — 0.1%
Groupama SA REG S, 6.38% (b),(f),(j)	3,700,000	EUR	3,880,240

Publishing & Broadcasting — 0.2%
PagesJaunes Finance & Co. SCA REG S, 8.88%, 06/01/18 (b)	11,080,000	EUR	8,674,472

Total France			15,863,212

Germany — 0.0%
Banks — 0.0%
HSH Nordbank AG REG S,
MTN, 0.72%, 02/14/17 (b),(f)	518,000	EUR	508,635
MTN, 0.76%, 02/14/17 (b),(f)	283,000	EUR	278,364

Total Germany			786,999

Ireland — 0.1%
Banks — 0.1%
UT2 Funding PLC, 5.32%, 06/30/16 (b)	3,550,000	EUR	3,906,186

Total Ireland			3,906,186

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value
Poland — 0.1%
Food & Beverage — 0.1%
CEDC Finance Corp. International, Inc., 10.00%, 04/30/18 (b),(f),(k)	$2,766,810		$2,365,623

Total Poland			2,365,623

Sweden — 0.1%
Chemicals — 0.1%
Perstorp Holding AB,
8.75%, 05/15/17 (b),(e)	202,000		199,980
11.00%, 08/15/17 (b),(e)	2,200,000		2,068,000

Total Sweden			2,267,980

United Kingdom — 0.2%
Transportation & Logistics — 0.2%
Algeco Scotsman Global Finance PLC,
8.50%, 10/15/18 (b),(e)	5,367,000		4,494,862
9.00%, 10/15/18 (b)	200,000	EUR	177,151
10.75%, 10/15/19 (b),(e)	$141,000		54,990
CEVA Group PLC, 4.00%, 05/01/18 (b),(e)	4,479,734		3,762,977

Total United Kingdom			8,489,980

United States — 2.0%
Cable & Satellite — 0.1%
Neptune Finco Corp., 10.13%, 01/15/23 (b),(d),(e)	997,000		1,039,373
WideOpenWest Finance LLC / WideOpenWest Capital Corp., 10.25%, 07/15/19 (b),(c),(d)	3,794,000		3,582,484

			4,621,857

Casinos & Gaming — 0.2%
Caesars Entertainment Operating Co., Inc.,
12/15/18 (a),(b),(i)	1,982,698		589,853
02/01/16 (a),(b),(i)	7,000		1,785
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (b),(c),(d),(e)	3,015,000		3,082,837
Golden Nugget Escrow, Inc., 8.50%, 12/01/21 (b),(c),(e)	966,000		970,830
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 03/15/19 (b),(c),(e)	366,000		369,660
International Game Technology PLC, 6.50%, 02/15/25 (b),(e)	1,738,000		1,529,440

			6,544,405

Commercial Finance — 0.0%
NewStar Financial, Inc., 7.25%, 05/01/20 (b)	1,687,000		1,636,390

Construction Materials Manufacturing — 0.0%
NWH Escrow Corp., 7.50%, 08/01/21 (b),(c),(e)	280,000		224,000

Consumer Finance — 0.1%
DFC Finance Corp., 10.50%, 06/15/20 (b),(e)	5,397,000		3,184,230
First Data Corp., 7.00%, 12/01/23 (b),(d),(e)	841,000		841,000

			4,025,230

Consumer Services — 0.0%
Sotheby’s, 5.25%, 10/01/22 (b),(d),(e)	400,000		364,000

Department Store — 0.0%
Neiman Marcus Group LTD, Inc., PIK, 8.75%, 10/15/21 (b),(c),(d),(e)	2,049,000		1,270,380

Entertainment Contents — 0.1%
DreamWorks Animation SKG, Inc., 6.88%, 08/15/20 (b),(e)	249,000		245,265
Production Resource Group, Inc., 8.88%, 05/01/19 (b)	2,057,000		1,522,180

			1,767,445

Financial Services — 0.1%
MF Global Holdings Ltd.,
02/01/16 (a),(b),(g),(i)	108,000		24,030
08/08/16 (a),(b),(g),(i)	13,000		2,892

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
ROC Finance LLC / ROC Finance 1 Corp., 12.13%, 09/01/18 (b),(c),(e)	$3,601,000	$3,763,045

		3,789,967

Forest & Paper Products Manufacturing — 0.0%
Resolute Forest Products, Inc., 5.88%, 05/15/23 (b),(c)	1,362,000	990,855

Hardware — 0.1%
Everi Payments, Inc., 10.00%, 01/15/22 (b)	2,402,000	2,113,760
Real Alloy Holding, Inc., 10.00%, 01/15/19 (b),(c),(e)	1,402,000	1,422,154

		3,535,914

Health Care Facilities/Services — 0.2%
inVentiv Health, Inc., 10.00%, 08/15/18 (b)	2,231,000	2,208,690
Kindred Healthcare, Inc.,
8.00%, 01/15/20 (b),(d)	1,066,000	996,710
8.75%, 01/15/23 (b)	591,000	543,720
Tenet Healthcare Corp., 8.13%, 04/01/22 (b)	131,000	130,673
Universal Hospital Services, Inc., 7.63%, 08/15/20 (b),(c)	3,406,000	3,197,382

		7,077,175

Manufactured Goods — 0.0%
Wise Metals Group LLC / Wise Alloys Finance Corp., 8.75%, 12/15/18 (b),(e)	1,319,000	999,143

Metals & Mining — 0.0%
Aleris International, Inc., 7.63%, 02/15/18 (b)	1,217,000	1,034,450

Pharmaceuticals — 0.0%
Valeant Pharmaceuticals International, Inc.,
7.25%, 07/15/22 (b),(e)	127,000	124,143
7.50%, 07/15/21 (b),(e)	141,000	140,647

		264,790

Pipeline — 0.2%
Energy Transfer Equity LP, 5.50%, 06/01/27 (b),(c)	2,906,000	2,208,560
Kinder Morgan, Inc., MTN, 8.05%, 10/15/30 (b)	1,905,000	1,852,632
NGPL PipeCo LLC,
7.12%, 12/15/17 (b),(e)	1,293,000	1,202,490
9.63%, 06/01/19 (b),(e)	1,000,000	935,000
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23 (b)	1,912,000	1,677,780
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.75%, 03/15/24 (b),(c),(d),(e)	678,000	577,995

		8,454,457

Power Generation — 0.1%
Illinois Power Generating Co., 7.00%, 04/15/18 (b)	1,266,000	848,220
NRG Energy, Inc., 6.25%, 05/01/24 (b),(d)	956,000	803,231

		1,651,451

Publishing & Broadcasting — 0.4%
American Media, Inc., 11.50%, 12/15/17 (b),(d)	3,256,000	3,207,160
LBI Media, Inc.,
10.00%, 04/15/19 (b),(e)	1,670,000	1,603,200
13.50%, 04/15/20 (b),(e)	3,420,485	3,283,666
Lee Enterprises, Inc., 9.50%, 03/15/22 (b),(c),(d),(e)	3,063,000	2,817,960
McClatchy Co., 9.00%, 12/15/22 (b)	499,000	444,110
Time, Inc., 5.75%, 04/15/22 (b),(c),(e)	3,571,000	3,267,465

		14,623,561

Retail—Consumer Discretionary — 0.2%
Claire’s Stores, Inc.,
6.13%, 03/15/20 (b),(e)	170,000	91,800
9.00%, 03/15/19 (b),(e)	2,560,000	1,548,800

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount		Value
DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.00%, 06/01/21 (b),(e)	$4,730,000		$4,209,700
Ferrellgas LP / Ferrellgas Finance Corp.,
6.50%, 05/01/21 (b)	833,000		708,050
6.75%, 06/15/23 (b),(c),(e)	1,569,000		1,278,735

			7,837,085

Software & Services — 0.1%
iPayment, Inc., 9.50%, 12/15/19 (b),(d),(e)	2,173,000		2,254,487

Wireline Telecommunication Services — 0.1%
Frontier Communications Corp., 9.00%, 08/15/31 (b),(c)	4,812,000		4,078,170

Total United States			77,045,212

Venezuela — 0.1%
Integrated Oils — 0.1%
Petroleos de Venezuela SA REG S, 6.00%, 11/15/26	10,088,000		3,707,340

Total Venezuela			3,707,340

TOTAL CORPORATE BONDS & NOTES (COST $142,361,782)			132,745,697

SOVEREIGN DEBT — 3.5%
Argentine Republic Government International Bond,
12/31/33 (a),(i)	12,166,133	EUR	13,915,673
12/31/33 (a),(i)	$8,285,352		9,438,801
06/02/17 (a),(i)	4,035,817		4,610,921
Deutsche Bundesrepublik Inflation Linked Bond REG S, 0.10%, 04/15/26 (b)	2,900,990	EUR	3,312,026
France Government Bond OAT REG S, 0.10%, 03/01/25 (b)	3,604,788	EUR	4,011,930
Hellenic Republic Government Bond REG S,
3.00%, 02/24/23 - 02/24/42 (f),(k)	$18,529,000		12,486,262
3.38%, 07/17/17 (e)	4,133,000	EUR	4,223,258
4.75%, 04/17/19 (e)	9,620,000	EUR	9,586,807
Japan Treasury Discount Bill, 0.00%, 03/22/16 (b),(n)	3,000,000,000	JPY	24,960,414
Kazakhstan Government International Bond REG S, MTN, 5.13%, 07/21/25	1,442,000		1,421,120
Mexican Bonos, 10.00%, 12/05/24 (b)	111,050,000	MXN	8,111,331
Mexico Government International Bond, 4.00%, 10/02/23	$2,990,000		3,028,870
Pakistan Government International Bond REG S, 6.75%, 12/03/19	2,729,000		2,764,502
Republic of Cyprus REG S, 3.88%, 05/06/22	3,332,000	EUR	3,764,104
Republic of Indonesia REG S, 4.75%, 01/08/26	$894,000		882,970
Republic of Iraq REG S, 5.80%, 01/15/28	3,080,000		2,072,963
Republic of Sri Lanka REG S, 6.85%, 11/03/25	2,362,000		2,224,950
Republic of Venezuela REG S, 5.75%, 02/26/16	10,309,500		9,252,776
Russian Federation REG S, 5.63%, 04/04/42	7,200,000		6,811,200
United Kingdom Gilt Inflation Linked Bond REG S, 0.13%, 03/22/24 (b)	6,743,961	GBP	10,540,850

TOTAL SOVEREIGN DEBT (COST $134,491,921)			137,421,728

MORTGAGE-BACKED SECURITIES — 18.1%
Cayman Islands — 1.0%
Collateralized Debt Obligation (Commercial) — 0.8%
Arbor Realty Collateralized Loan Obligation Ltd., Series 2014-1A, Class B, 4.83%, 05/15/24 (b),(e),(f),(g)	$250,000		246,450
Cobalt Commercial Mortgage, Series 2005-1A, Class B, 0.83%, 05/25/45 (b),(e),(f)	1,224,512		1,200,022
Gramercy Real Estate CDO Ltd.,
Series 2005-1A, Class D, 1.12%, 07/25/35 (b),(e),(f)	2,000,000		1,910,000
Series 2006-1A, Class B, 0.69%, 07/25/41 (b),(e),(f)	1,674,641		1,632,775
Series 2006-1A, Class D, 0.88%, 07/25/41 (b),(e),(f)	1,100,000		1,020,250
Series 2007-1A, Class A1, 0.64%, 08/15/56 (b),(e),(f)	2,003,850		1,873,600
Marathon Real Estate CDO Ltd., Series 2006-1A, Class B, 0.85%, 05/25/46 (b),(e),(f)	2,040,337		1,964,844
N-Star REL CDO VI Ltd., Series 2006-6A, Class B, 0.96%, 06/16/41 (b),(e),(f)	3,718,000		3,178,890
NCT VI Funding Ltd., Series 2013-6A, Class IMM1, 0.67%, 04/25/40 (b),(e),(f)	681,311		664,278
RAIT Preferred Funding II Ltd., Series 2007-2A, Class A2, 0.87%, 06/25/45 (b),(e),(f)	4,136,000		3,722,400

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
Resource Capital Corp. Ltd.,
Series 2014-CRE2, Class B, 2.85%, 04/15/32 (b),(e),(f)	$300,000	$291,300
Series 2015-CRE3, Class D, 4.35%, 03/15/32 (b),(e),(f)	1,500,000	1,497,150
SRERS Funding Ltd., Series 2011-RS, Class A1B1, 0.54%, 05/09/46 (b),(e),(f)	13,922,684	13,518,926

		32,720,885

Commercial Mortgage-Backed Securities — 0.2%
ACRE Commercial Mortgage Trust, Series 2014-FL2, Class D, 3.75%, 08/15/31 (b),(e),(f)	2,200,000	2,184,820
PFP III Ltd.,
Series 2014-1, Class D, 4.44%, 06/14/31 (b),(e),(f)	1,000,000	996,300
Series 2015-2, Class D, 4.32%, 07/14/34 (b),(e),(f)	2,250,000	2,219,175
Series 2015-2, Class E, 4.92%, 07/14/34 (b),(e),(f)	2,400,000	2,380,800

		7,781,095

Total Cayman Islands		40,501,980

United States — 17.1%
Collateralized Mortgage Obligation (Residential) — 6.8%
Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.88%, 02/20/36 (b),(f)	2,870,451	2,371,279
Banc of America Funding Trust, Series 2007-B, Class A1, 0.61%, 04/20/47 (b),(f)	2,989,180	2,286,723
Bellemeade Re Ltd., Series 2015-1A, Class M2, 4.72%, 07/25/25 (b),(e),(f),(g)	6,214,000	6,162,424
Chase Mortgage Finance Trust, Series 2007-A2, Class 3A2, 2.69%, 07/25/37 (b),(f)	267,208	250,828
CHL Mortgage Pass-Through Trust, Series 2005-HYB3, Class 3A2, 2.48%, 06/20/35 (b),(f)	3,005,788	2,893,071
Citicorp Mortgage Securities Trust,
Series 2006-3, Class 1A10, 6.25%, 06/25/36 (b)	661,280	663,463
Series 2007-1, Class 1A3, 5.75%, 01/25/37 (b)	96,170	96,507
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2, 2.71%, 08/25/35 (b),(f)	3,435,166	3,194,704
Connecticut Avenue Securities,
Series 2014-C01, Class M2, 4.82%, 01/25/24 (b),(f),(h)	4,831,577	4,769,250
Series 2014-C02, Class 1M2, 3.02%, 05/25/24 (b),(f),(h)	18,536,501	16,178,658
Series 2014-C02, Class 2M2, 3.02%, 05/25/24 (b),(f)	4,509,000	4,026,086
Series 2014-C03, Class 2M2, 3.32%, 07/25/24 (b),(f),(h)	9,722,522	8,807,633
Series 2014-C03, Class 1M2, 3.42%, 07/25/24 (b),(f),(h)	3,375,184	3,036,991
Series 2014-C04, Class 1M2, 5.32%, 11/25/24 (b),(f),(h)	2,205,000	2,188,021
Series 2014-C04, Class 2M2, 5.42%, 11/25/24 (b),(f)	1,627,492	1,627,492
Series 2015-C01, Class 1M2, 4.72%, 02/25/25 (b),(f),(h)	9,717,910	9,366,122
Series 2015-C01, Class 2M2, 4.97%, 02/25/25 (b),(f),(h)	13,399,257	13,427,395
Series 2015-C02, Class 1M2, 4.22%, 05/25/25 (b),(f),(h)	26,892,250	25,413,176
Series 2015-C02, Class 2M2, 4.42%, 05/25/25 (b),(f),(h)	15,399,000	14,542,816
Series 2015-C03, Class 1M2, 5.42%, 07/25/25 (b),(f),(h)	4,541,000	4,481,513
Series 2015-C03, Class 2M2, 5.42%, 07/25/25 (b),(f),(h)	7,283,000	7,199,974
Series 2015-C04, Class 2M2, 5.97%, 04/25/28 (b),(f),(h)	9,664,000	9,749,043
Series 2015-C04, Class 1M2, 6.12%, 04/25/28 (b),(f),(h)	7,381,000	7,449,643
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A17, 6.00%, 06/25/35 (b)	1,483,731	1,454,056
Series 2005-J2, Class 1A5, 0.92%, 04/25/35 (b),(f)	513,479	444,159
Countrywide Asset-Backed Certificates,
Series 2005-15, Class 1AF6, 4.40%, 04/25/36 (b),(f)	110,641	111,172
Series 2006-BC4, Class 2A2, 0.58%, 11/25/36 (b),(f)	559,514	526,167
Federal Home Loan Mortgage Corp., Series 2015-SC02, Class M3, 3.70%, 09/25/45 (b),(e),(f)	866,000	576,583
Federal National Mortgage Association, 3.50%, 01/01/46 (b),(l)	24,750,000	25,601,400
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 2.34%, 11/25/35 (b),(f)	3,548,762	2,984,154
Gramercy Real Estate CDO, Series 2006-1A, Class E, 1.02%, 07/25/41 (b),(e),(f)	4,248,000	3,801,960
Invitation Homes Trust, Series 2015-SFR3, Class D, 3.10%, 08/17/32 (b),(e),(f)	4,100,000	4,032,760
JP Morgan Alternative Loan Trust,
Series 2005-A2, Class 1A1, 0.94%, 01/25/36 (b),(f)	812,035	756,573
Series 2006-S4, Class A3A, 5.78%, 12/25/36 (b),(f)	127,686	120,369
Morgan Stanley Mortgage Loan Trust, Series 2005-11AR, Class A1, 0.70%, 01/25/36 (b),(f)	2,609,171	1,937,310
RALI Trust, Series 2005-QA13, Class 2A1, 3.65%, 12/25/35 (b),(f)	6,226,756	5,289,629
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 4.28%, 05/25/36 (b),(f)	1,970,532	1,608,349

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
Structured Agency Credit Risk,
Series 2013-DN2, Class M2, 4.67%, 11/25/23 (b),(f),(h)	$4,897,650	$4,841,327
Series 2014-DN1, Class M3, 4.92%, 02/25/24 (b),(f),(h)	2,013,142	1,987,172
Series 2014-DN4, Class M3, 4.97%, 10/25/24 (b),(f)	1,533,624	1,516,294
Series 2014-HQ2, Class M3, 4.17%, 09/25/24 (b),(f)	1,623,835	1,495,714
Series 2015-DN1, Class M3, 4.57%, 01/25/25 (b),(f),(h)	2,513,785	2,457,225
Series 2015-DNA1, Class M3, 3.72%, 10/25/27 (b),(f),(h)	8,641,869	8,113,851
Series 2015-DNA3, Class M3, 5.12%, 04/25/28 (b),(f),(h)	5,300,088	5,220,057
Series 2015-HQ1, Class M3, 4.22%, 03/25/25 (b),(f)	1,503,958	1,440,341
Series 2015-HQA1, Class B, 9.22%, 03/25/28 (b),(f),(g)	5,400,000	4,842,180
Series 2015-HQA2, Class M3, 5.22%, 05/25/28 (b),(f)	5,130,000	5,052,537
Series 2015-DNA2, Class M2, 3.02%, 12/25/27 (b),(f),(h)	5,000,000	4,963,500
Series 2015-HQA1, Class M3, 5.12%, 03/25/28 (b),(f)	4,242,000	4,131,284
WaMu Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A, 1.06%, 12/25/46 (b),(f)	5,559,927	4,308,387
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR12, Class 1A2, 2.43%, 10/25/36 (b),(f)	2,954,132	2,614,111
Series 2006-AR18, Class 1A1, 1.83%, 01/25/37 (b),(f)	2,910,671	2,474,070
Series 2007-HY6, Class 2A3, 2.27%, 06/25/37 (b),(f)	2,457,632	2,186,063
Series 2007-OA6, Class 1A, 1.07%, 07/25/47 (b),(f)	7,284,299	5,975,310
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 2A5, 6.25%, 07/25/37 (b)	225,331	224,565
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-9, Class 1A12, 5.50%, 10/25/35 (b)	215,206	215,679
Series 2007-14, Class 1A1, 6.00%, 10/25/37 (b)	529,145	520,890

		264,008,010

Commercial Mortgage-Backed Securities — 9.3%
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 3.83%, 09/15/26 (b),(e),(f)	1,000,000	1,000,000
Series 2014-ICTS, Class E, 3.28%, 06/15/28 (b),(e),(f)	3,150,000	3,142,755
Series 2014-INLD, Class D, 3.70%, 12/15/29 (b),(e),(f)	1,500,000	1,495,200
BAMLL Mezzanine Securities Trust, Series 2015-ASMB, Class MZB, 9.12%, 01/09/17 (b),(e),(f),(g)	19,075,000	19,113,150
Banc of America Commercial Mortgage Trust,
Series 2006-6, Class B, 5.48%, 10/10/45 (b)	3,935,000	3,899,585
Series 2007-2, Class AJ, 5.63%, 04/10/49 (f),(h)	2,406,779	2,311,230
Barclays Commercial Mortgage, Series 2015-RRI, Class F, 4.78%, 05/15/32 (b),(e),(f)	4,989,000	4,942,602
BBCMS Trust,
Series 2014-BXO, Class D, 3.33%, 08/15/27 (b),(e),(f)	4,320,000	4,297,536
Series 2014-BXO, Class E, 4.08%, 08/15/27 (b),(e),(f)	1,000,000	996,100
Series 2015-RRMZ, Class M1, 6.20%, 05/15/20 (b),(e),(f),(g)	4,700,000	4,700,000
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10, Class AJ, 5.49%, 12/11/40 (b),(f)	10,154,739	10,053,192
Series 2006-PW14, Class B, 5.33%, 12/11/38 (b),(e)	879,000	818,261
Series 2006-T24, Class AJ, 5.60%, 10/12/41 (f)	3,818,441	3,830,660
Series 2007-PW15, Class AM, 5.36%, 02/11/44 (h)	3,958,091	4,027,358
Series 2007-PW15, Class AMFX, 5.36%, 02/11/44 (e),(h)	4,556,930	4,648,524
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class E, 4.08%, 08/15/26 (b),(e),(f)	950,000	947,245
CD Commercial Mortgage Trust, Series 2007-CD4, Class AJ, 5.40%, 12/11/49 (b),(f)	3,073,000	2,519,860
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPB, 4.18%, 12/15/27 (b),(e),(f)	5,500,000	5,392,750
Series 2014-BXCH, Class EPA, 4.58%, 12/15/27 (b),(e),(f)	2,800,000	2,795,800
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 3.33%, 02/15/31 (b),(e),(f),(h)	900,000	886,140
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class AJ, 5.48%, 10/15/49	3,220,574	3,180,639
Series 2007-C6, Class AM, 5.71%, 12/10/49 (f)	1,074,321	1,106,336
Series 2015-GC29, Class D, 3.11%, 04/10/48 (b),(e),(h)	1,395,000	975,942
Series 2015-GC31, Class D, 4.06%, 06/10/48 (b),(f)	1,850,000	1,377,510
Series 2015-P1, Class D, 3.23%, 09/15/48 (b),(e)	1,193,000	849,774
Citigroup Mortgage Loan Trust, Inc., Series 2015-SHP2, Class E, 4.68%, 07/15/27 (b),(e),(f)	650,000	644,215
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class AM SEQ, 5.25%, 08/15/48 (h)	3,533,702	3,581,407
Series 2007-C3, Class C, 5.77%, 05/15/46 (b),(f)	32,000	28,659
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.04%, 12/10/49 (f),(h)	1,689,146	1,616,682

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
Commercial Mortgage Trust,
Series 2006-C7, Class AJ, 5.79%, 06/10/46 (f)	$7,168,485	$6,702,533
Series 2006-C8 SEQ, Class AJ, 5.38%, 12/10/46	1,924,146	1,903,942
Series 2007-C9, Class G, 5.80%, 12/10/49 (b),(e),(f)	2,400,000	2,346,480
Series 2014-PAT, Class E, 3.47%, 08/13/27 (b),(e),(f)	1,800,000	1,774,800
Series 2014-TWC, Class E, 3.45%, 02/13/32 (b),(e),(f)	2,300,000	2,282,750
Series 2015-CR23, Class D, 4.26%, 05/10/48 (b),(f)	1,745,000	1,344,872
Credit Suisse Commercial Mortgage Trust,
Series 2006-C5, Class AJ, 5.37%, 12/15/39	805,457	756,082
Series 2007-C1, Class AM, 5.42%, 02/15/40 (b),(h)	10,790,947	10,975,472
Series 2007-C1, Class AMFX, 5.42%, 02/15/40 (h)	1,897,865	1,934,684
Series 2007-C2, Class AJ, 5.60%, 01/15/49 (b),(f),(h)	12,022,165	11,750,464
Series 2007-C5, Class AM, 5.87%, 09/15/40 (f),(h)	718,641	724,103
Series 2007-C5, Class A1AM, 5.87%, 09/15/40 (f),(h)	686,943	696,904
Series 2015-SAND, Class E, 4.18%, 08/15/30 (b),(e),(f)	2,400,000	2,394,240
Series 2015-SAND, Class F, 5.03%, 08/15/30 (b),(e),(f)	2,100,000	2,093,490
Credit Suisse Mortgage Trust,
Series 2006-C4, Class AJ, 5.54%, 09/15/39 (f),(h)	5,737,018	5,734,149
Series 2007-C1, Class AMFL, 0.54%, 02/15/40 (b),(f)	32,000	29,168
Series 2007-C2, Class C, 5.60%, 01/15/49 (b),(e),(f),(g)	883,000	830,020
Series 2015-DEAL, Class E, 4.33%, 04/15/29 (b),(e),(f)	2,900,000	2,888,110
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.21%, 06/15/57 (b),(f)	1,282,000	992,653
Series 2015-C3, Class D, 3.36%, 08/15/48 (b),(f)	732,000	529,748
CSMC Trust 2015-DEAL, Series 2015-DEAL, Class D, 3.43%, 04/15/29 (b),(e),(f)	3,025,000	2,992,632
Federal Home Loan Mortgage Corp., Series K043, Class X3, 1.64%, 02/25/43 (b),(f)	6,874,000	712,834
FREMF Mortgage Trust,
Series 2015-K50, Class B, 3.78%, 08/25/25 (e),(f),(h)	1,284,686	1,109,326
Series 2015-K721, Class C, 3.68%, 11/25/47 (e),(f)	650,174	504,405
Great Wolf Trust,
Series 2015-WOLF, Class D, 3.83%, 05/15/34 (b),(e),(f)	3,758,000	3,669,311
Series 2015-WOLF, Class E, 4.78%, 05/15/34 (b),(e),(f)	1,889,000	1,836,675
Series 2015-WOLF, Class F, 5.33%, 05/15/34 (b),(e),(f)	3,141,000	3,059,334
GS Mortgage Securities Corp. III, Series 2005-GG4, Class D, 4.94%, 07/10/39 (b),(f)	197,000	194,045
GS Mortgage Securities Trust,
Series 2006-GG6, Class D, 5.67%, 04/10/38 (b),(f)	1,400,000	1,396,780
Series 2007-GG10, Class AM, 5.79%, 08/10/45 (f),(h)	8,621,256	8,449,693
Series 2015-GC32, Class C, 4.41%, 07/10/48 (b),(f),(h)	1,205,000	1,142,461
Hilton Mortgage Trust, Series 2014-ORL, Class F, 4.08%, 07/15/29 (e),(f)	899,972	888,902
Hilton USA Trust,
Series 2013-HLF, Class EFL, 4.02%, 11/05/30 (b),(e),(f)	1,858,764	1,848,913
Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (b),(e)	800,000	800,960
Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (b),(e),(f)	3,550,000	3,525,505
Series 2014-ORL, Class E, 3.58%, 07/15/29 (b),(e),(f)	280,000	274,652
Hyatt Hotel Portfolio Trust, Series 2014-HYMZ, Class M, 6.56%, 11/15/16 (b),(e),(f),(g)	3,990,000	3,990,000
Irvine Core Office Trust, Series 2013-IRV, Class F, 3.17%, 05/15/48 (e),(f)	236,133	193,865
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB13, Class AJ, 5.38%, 01/12/43 (b),(f)	5,510,331	5,372,573
Series 2006-CB14, Class AJ, 5.54%, 12/12/44 (f)	1,339,991	1,332,353
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (f),(h)	2,169,945	2,181,880
Series 2007-LD11, Class AM, 5.77%, 06/15/49 (f),(h)	7,852,044	8,033,426
Series 2014-BXH, Class E, 4.08%, 04/15/27 (b),(e),(f)	1,630,000	1,626,577
Series 2014-C20, Class D, 4.57%, 07/15/47 (b),(e),(f)	5,325,000	4,185,450
Series 2014-CBM, Class E, 4.18%, 10/15/29 (b),(e),(f)	7,100,000	7,041,070
Series 2014-FL5, Class D, 3.83%, 07/15/31 (b),(e),(f)	5,625,000	5,607,000
Series 2014-INMZ, Class M, 6.56%, 06/15/29 (b),(e),(f),(g)	8,990,000	8,986,404
Series 2015-C30, Class C, 4.31%, 07/15/48 (b),(f),(h)	11,768,000	10,108,712
Series 2015-CSMO, Class E, 4.28%, 01/15/32 (b),(e),(f)	6,000,000	5,963,400
Series 2015-CSMO, Class D, 3.63%, 01/15/32 (b),(e),(f)	10,400,000	10,308,480
JP Morgan Chase Commercial Mortgage Trust, Series 2014-INN, Class E, 3.93%, 06/15/29 (b),(e),(f)	8,195,000	8,180,249

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class D, 3.74%, 10/15/48 (b),(e),(f)	$5,074,000	$3,616,240
Series 2015-C30, Class D, 3.81%, 07/15/48 (b),(f)	2,259,000	1,608,860
JPMCC Commercial Mortgage Securities Trust, Series 2014-FRR1, Class B707, 2.01%, 01/27/47 (b),(e),(g)	5,447,000	4,748,150
LB UBS Commercial Mortgage Trust, Series 2008-C1, Class AM, 6.09%, 04/15/41 (f)	1,619,133	1,680,498
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 5.93%, 09/15/28 (b),(e),(f)	8,300,000	8,323,240
LSTAR Commercial Mortgage Trust, Series 2015-3, Class D, 3.33%, 04/20/48 (b),(e),(f)	3,073,000	2,179,064
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AM, 5.84%, 06/12/50 (f),(h)	7,729,213	7,817,326
ML-CFC Commercial Mortgage Trust,
Series 2006-4, Class B, 5.30%, 12/12/49 (b),(f)	3,823,000	3,770,625
Series 2006-4, Class C, 5.32%, 12/12/49 (b),(f),(g)	508,000	404,876
Series 2007-7, Class AM, 5.74%, 06/12/50 (f),(h)	5,424,844	5,441,119
Series 2007-8, Class AMA, 5.88%, 08/12/49 (f),(h)	4,910,938	5,029,292
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class D, 3.25%, 12/15/47 (b),(e)	3,660,000	2,664,846
Series 2015-C21, Class D, 4.16%, 03/15/48 (b),(e),(f),(h)	6,557,000	5,250,190
Series 2015-C23, Class D, 4.14%, 07/15/50 (b),(e),(f)	2,195,000	1,723,733
Series 2015-C25, Class D, 3.07%, 10/15/48 (b)	1,023,000	707,711
Series 2015-C27, Class D, 3.24%, 12/15/47 (b),(e),(f)	1,466,500	990,181
Morgan Stanley Capital I Trust,
Series 2007-IQ14, Class AM, 5.68%, 04/15/49 (f),(h)	6,039,747	6,181,681
Series 2007-IQ14, Class AMFX, 5.68%, 04/15/49 (f),(h)	2,211,601	2,269,987
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class D, 3.18%, 12/15/48 (b),(e)	1,523,000	1,111,638
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class B, 5.56%, 12/15/44 (b),(f)	422,753	422,246
Series 2005-C22, Class D, 5.56%, 12/15/44 (b),(f),(g)	377,000	370,403
Series 2006-C25, Class D, 5.77%, 05/15/43 (b),(f)	2,564,000	2,564,513
Series 2006-C27, Class AJ, 5.83%, 07/15/45 (f)	3,840,881	3,835,888
Series 2006-C29, Class AJ, 5.37%, 11/15/48 (f),(h)	2,108,790	2,091,498
Series 2006-C29, Class B, 5.43%, 11/15/48 (b),(f)	1,663,000	1,608,287
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(e)	3,470,000	2,576,475
Series 2015-C31, Class D, 3.85%, 11/15/48 (b)	2,440,000	1,796,084
Series 2015-LC20, Class D, 4.37%, 04/15/50 (b),(e),(f),(h)	1,740,000	1,374,774
Series 2015-NXS2, Class C, 4.25%, 07/15/58 (b),(f)	9,532,000	8,684,605
Series 2015-NXS4, Class E, 3.76%, 12/15/48 (b),(e),(f)	2,629,000	1,797,184

		362,022,857

Interest Only Commercial Mortgage-Backed Securities — 1.0%
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class XA, 1.17%, 04/10/48 (b),(f),(h)	14,454,792	1,058,091
Series 2015-GC35, Class XA, 1.06%, 11/10/48 (f)	6,417,480	384,407
Commercial Mortgage Trust,
Series 2014-UBS4, Class XA, 1.27%, 08/10/47 (b),(f),(h)	21,053,683	1,486,390
Series 2014-UBS5, Class XA, 1.10%, 09/10/47 (b),(f)	4,098,116	238,920
Series 2015-CR23, Class XA, 1.01%, 05/10/48 (b),(f)	12,485,208	767,840
Series 2015-CR27, Class XA, 1.18%, 10/10/48 (f),(h)	8,230,663	617,300
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class XA, 0.97%, 04/15/50 (b),(f)	5,522,392	339,627
Series 2015-C2, Class XA, 0.90%, 06/15/57 (b),(f)	41,513,785	2,374,589
Series 2015-C3, Class XA, 0.89%, 08/15/48 (b),(f)	34,976,015	1,909,690
Series 2015-C4, Class XA, 0.96%, 11/15/48 (f),(h)	26,027,161	1,689,163
GS Mortgage Securities Trust,
Series 2014-GC24, Class XA, 0.88%, 09/10/47 (b),(f)	14,185,054	736,204
Series 2015-GC32, Class XA, 0.91%, 07/10/48 (b),(f),(h)	24,421,172	1,404,217
Series 2015-GC34, Class XA, 1.38%, 10/10/48 (f),(h)	12,992,574	1,245,988
Series 2016-GS1, Class XA, 0.85%, 11/10/48 (f)	11,990,564	750,609
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 0.98%, 09/15/47 (b),(f)	2,801,107	165,826
Series 2015-C30, Class XA, 0.72%, 07/15/48 (b),(f)	53,559,449	2,254,853
Series 2015-C32, Class XA, 1.53%, 11/15/48 (f),(h)	22,960,064	1,843,693

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class XA, 1.27%, 08/15/47 (b),(f)	$25,735,977	$1,719,163
Series 2014-C19, Class XA, 1.16%, 12/15/47 (b),(f)	12,871,353	827,628
Series 2015-C22, Class XA, 1.18%, 04/15/48 (b),(f),(h)	40,259,709	2,926,881
Series 2015-C23, Class XA, 0.77%, 07/15/50 (b),(f),(h)	57,721,306	2,580,142
Series 2015-C25, Class XA, 1.16%, 10/15/48 (b),(f)	36,628,376	2,871,665
Series 2015-C27, Class XA, 1.06%, 12/15/47 (f)	6,347,080	446,834
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA, 1.14%, 12/15/48 (b),(f)	14,247,000	980,194
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28, Class XA, 0.78%, 05/15/48 (b),(f),(h)	26,399,116	1,327,876
Series 2015-C29, Class XA, 0.78%, 06/15/48 (b),(f),(h)	124,384,890	6,219,245
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, 0.95%, 09/15/57 (b),(f)	1,867,277	106,808

		39,273,843

Total United States		665,304,710

TOTAL MORTGAGE-BACKED SECURITIES (COST $720,549,172)		705,806,690

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.7%
United States — 0.7%
Interest Only Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp., Series 4123, Class IP, 4.50%, 07/15/42 (b)	15,273,078	3,357,023
Federal National Mortgage Association,
Series 2012-12, Class PI, 4.50%, 08/25/40 (b)	5,500,794	910,931
Series 2012-55, Class ID, 4.50%, 05/25/42 (b)	6,325,874	1,375,878

		5,643,832

Inverse Interest Only Collateralized Mortgage Obligations — 0.5%
Federal Home Loan Mortgage Corp., Series 4132, Class ES, 5.82%, 11/15/42 (b),(f)	8,288,558	1,860,781
Federal National Mortgage Association,
Series 2012-111, Class ES, 5.73%, 12/25/41 (b),(f)	8,665,304	1,700,133
Series 2012-144, Class SD, 5.68%, 01/25/43 (b),(f)	4,294,340	1,007,023
Series 2015-13, Class ST, 5.18%, 03/25/45 (b),(f),(g)	19,169,376	3,751,447
Government National Mortgage Association,
Series 2009-101, Class SB, 6.05%, 08/20/39 (b),(f)	871,038	116,458
Series 2009-106, Class SL, 5.70%, 04/20/36 (b),(f),(g)	15,831,951	2,715,179
Series 2011-56, Class SI, 6.25%, 04/20/41 (b),(f)	766,574	141,049
Series 2015-148, Class SL, 5.28%, 10/20/45 (b),(f),(g)	24,591,494	5,601,942
Series 2015-161, Class AS, 5.80%, 11/20/45 (b),(f),(g)	11,790,496	2,827,361

		19,721,373

Total United States		25,365,205

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $24,693,966)		25,365,205

UNITED STATES TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Inflation Indexed Notes, 0.38%, 07/15/25 (b)	47,138,180	45,559,994

TOTAL UNITED STATES TREASURY OBLIGATIONS (COST $46,604,297)		45,559,994

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — 3.2%
iShares Russell 2000 ETF	3,227	363,070
Powershares QQQ Trust Series 1	36,562	4,089,825
SPDR Dow Jones International Real Estate ETF (b)	90,234	3,529,954
SPDR S&P 500 ETF Trust	505,422	103,050,492
Vanguard Global ex-U.S. Real Estate ETF (b)	108,775	5,558,402
Vanguard REIT ETF (b)	105,736	8,430,331

TOTAL EXCHANGE-TRADED FUNDS (COST $125,016,525)		125,022,074

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
INVESTMENT IN INVESTEE FUNDS — 3.1%
Cayman Islands — 3.1%
GCM Equity Partners LP	87,500	$89,284,825
GCM Offshore Equity Partners LP	28,800	29,387,462

TOTAL INVESTMENT IN INVESTEE FUNDS (COST $116,300,000)		118,672,287

Security Description	Contracts	Value
PURCHASED OPTIONS — 0.2%
Exchange-Traded Call Options — 0.0%
Comerica, Inc. Strike Price 50.00 USD Expires 04/15/16	585	35,393
DAX Index Strike Price 10,700.00 EUR Expires 01/15/16	158	203,472
Electrolux AB Strike Price 255.00 SEK Expires 01/15/16	682	81
Electrolux AB Strike Price 250.00 SEK Expires 03/18/16	1,022	—
Euro Stoxx 50 Strike Price 3,300.00 EUR Expires 02/19/16	78	76,036
Euro Stoxx 50 Strike Price 3,250.00 EUR Expires 01/15/16	150	134,974
Euro Stoxx 50 Strike Price 3,300.00 EUR Expires 01/15/16	40	20,474
iShares 20+ Year Treasury Bond Strike Price 123.00 USD Expires 02/19/16	675	78,300
iShares Russell 2000 ETF Strike Price 120.00 USD Expires 12/31/15	2,608	18,256
iShares Russell 2000 ETF Strike Price 121.00 USD Expires 03/18/16	657	45,990
Liberty Global PLC Strike Price 62.50 USD Expires 01/15/16	460	—
Liberty Global PLC Strike Price 60.00 USD Expires 01/15/16	790	—
Liberty Global PLC Strike Price 52.50 USD Expires 01/15/16	118	590
Liberty Global PLC Strike Price 55.00 USD Expires 01/15/16	300	1,500
Liberty Global PLC Strike Price 57.50 USD Expires 01/15/16	329	—
Nokia Oyj Strike Price 6.80 EUR Expires 01/15/16	1,951	19,082
Nokia Oyj Strike Price 7.40 EUR Expires 01/15/16	1,806	1,963
S&P 500 Index Strike Price 2,150.00 USD Expires 03/18/16	95	95,475
S&P 500 Index Strike Price 2,050.00 USD Expires 01/15/16	162	317,520
S&P 500 Index Strike Price 2,095.00 USD Expires 01/22/16	100	74,000
S&P 500 Index Strike Price 2,100.00 USD Expires 02/19/16	61	103,090
S&P 500 Index Strike Price 2,150.00 USD Expires 02/19/16	93	37,665
S&P 500 Index Strike Price 2,115.00 USD Expires 01/15/16	139	18,765
SAP SE Strike Price 74.00 EUR Expires 01/15/16	390	58,065
SAP SE Strike Price 76.00 EUR Expires 01/15/16	771	45,246
SPDR S&P 500 ETF Trust Strike Price 210.00 USD Expires 12/31/15	10,795	10,795
Time Warner Cable, Inc. Strike Price 195.00 USD Expires 01/15/16	212	10,070
Valeant Pharmaceuticals International Strike Price 110.00 USD Expires 01/15/16	738	173,430
Valeant Pharmaceuticals International Strike Price 115.00 USD Expires 01/15/16	327	44,145

		1,624,377

Exchange-Traded Put Options — 0.1%
FTSE 100 Index Strike Price 5,950.00 GBP Expires 02/19/16	29	27,147
iShares Russell 2000 ETF Strike Price 107.00 USD Expires 05/20/16	808	309,464
S&P 500 Index Strike Price 1,975.00 USD Expires 03/18/16	49	186,200
S&P 500 Index Strike Price 1,940.00 USD Expires 01/29/16	695	778,400
S&P 500 Index Strike Price 1,850.00 USD Expires 12/31/15	152	760
S&P 500 Index Strike Price 2,000.00 USD Expires 12/31/15	357	1,785
S&P 500 Index Strike Price 1,950.00 USD Expires 01/29/16	43	60,200
S&P 500 Index Strike Price 2,055.00 USD Expires 01/08/16	618	1,470,840
Telefonica SA Strike Price 9.89 EUR Expires 03/18/16	2,388	112,708
Telefonica SA Strike Price 9.89 EUR Expires 03/17/17	1,262	170,063
Valeant Pharmaceuticals International Strike Price 70.00 USD Expires 01/15/16	196	4,900

		3,122,467

OTC Call Options — 0.1%
Liberty Global, Inc. Strike Price 45.00 USD Expires 01/15/16 Counterparty Bank of America, N.A.	212,200	53,565
Mallinckrodt PLC Strike Price 80.00 USD Expires 01/15/16 Counterparty Morgan Stanley & Co. International plc	223,100	378,339
Valeant Pharmaceuticals International Strike Price 85.00 USD Expires 01/15/16 Counterparty Morgan Stanley & Co. International plc	87,500	1,540,211

		1,972,115

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Contracts	Value
OTC Put Options — 0.0%
Financial Select Sector SPDR Strike Price 21.50 USD Expires 04/13/16 Counterparty Morgan Stanley & Co. International plc	651,100	$153,670
iShares PHLX Semiconductor ETF (U.S ) Strike Price 87.00 USD Expires 01/20/17 Counterparty Morgan Stanley & Co. International plc	22,600	194,475
iShares PHLX Semiconductor ETF (U.S ) Strike Price 87.00 USD Expires 01/20/17 Counterparty Credit Suisse International	163,400	1,406,074
KOSPI 200 Index Strike Price 171.29 KRW Expires 01/12/17 Counterparty JPMorgan Chase Bank, N.A.	19,093,472	24,563
Charles Schwab Corp. Strike Price 31.00 USD Expires 01/15/16 Counterparty Deutsche Bank AG	449,500	100,445
SX5E Index Strike Price 2,399.39 EUR Expires 01/20/17 Counterparty JPMorgan Chase Bank, N.A.	293	22,223
SX5E Index Strike Price 2,428.69 EUR Expires 01/20/17 Counterparty Credit Suisse International	286	23,001

		1,924,451

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $14,273,724)		8,643,410

Security Description	Shares	Value
SHORT TERM INVESTMENT—MONEY MARKET FUND — 22.2%
State Street Institutional Liquid Reserves Fund (b),(f),(m)	863,592,856	863,592,856

TOTAL SHORT TERM INVESTMENT—MONEY MARKET FUND (COST $863,592,856)		863,592,856

TOTAL INVESTMENTS IN SECURITIES — 101.7% (COST $4,018,550,054) (o)		3,957,197,137

TOTAL SECURITIES SOLD SHORT — (27.0)% (PROCEEDS $1,089,224,761)		(1,050,311,118)

Other Assets (p) — 25.3%		983,137,015

Net Assets — 100.0%		$3,890,023,034

* As of December 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$4,018,550,054

Gross unrealized appreciation		52,378,171
Gross unrealized depreciation		(113,731,088)

Net unrealized depreciation		(61,352,917)

Security Description	Shares	Value
SECURITIES SOLD SHORT — (27.0)%
COMMON STOCK — (19.2)%
Argentina — (0.0)%
Gaming, Lodging & Restaurants — (0.0)%
Arcos Dorados Holdings, Inc. A Shares	3,400	(10,574)

Total Argentina		(10,574)

Belgium — (0.0)%
Consumer Products — (0.0)%
Anheuser-Busch InBev NV ADR	100	(12,500)

Software — (0.0)%
Materialise NV ADR	1,800	(12,708)

Total Belgium		(25,208)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Bermuda — (0.1)%
Insurance — (0.1)%
RenaissanceRe Holdings Ltd.	13,800	$(1,562,022)

Transportation & Logistics — (0.0)%
Golar LNG Ltd.	52,000	(821,080)
Teekay Corp.	2,300	(22,701)

		(843,781)

Total Bermuda		(2,405,803)

Brazil — (0.0)%
Banking — (0.0)%
Banco Bradesco SA ADR	43,500	(209,235)
Banco Santander Brasil SA ADR	12,100	(47,069)
Itau Unibanco Holding SA ADR	2,100	(13,671)

		(269,975)

Chemicals — (0.0)%
Braskem SA ADR	400	(5,416)

Home & Office Products — (0.0)%
Gafisa SA ADR	1,200	(1,356)

Iron & Steel — (0.0)%
Cia Siderurgica Nacional SA ADR	95,100	(92,808)
Vale SA ADR	81,200	(267,148)

		(359,956)

Passenger Transportation — (0.0)%
Gol Linhas Aereas Inteligentes SA ADR	60,600	(34,724)

Telecommunications — (0.0)%
Oi SA ADR	15,619	(7,239)

Utilities — (0.0)%
Centrais Eletricas Brasileiras SA ADR	1,300	(1,768)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	800	(3,680)
Cia Paranaense de Energia ADR	3,700	(21,719)
CPFL Energia SA ADR	2,100	(15,582)

		(42,749)

Total Brazil		(721,415)

Canada — (0.9)%
Apparel & Textile Products — (0.1)%
Gildan Activewear, Inc.	39,500	(1,122,590)

Automotive — (0.0)%
Westport Innovations, Inc.	12,100	(24,321)

Banking — (0.3)%
Bank of Montreal	12,800	(722,176)
Bank of Nova Scotia	25,400	(1,027,176)
Canadian Imperial Bank of Commerce	19,500	(1,284,465)
Royal Bank of Canada	43,000	(2,303,940)
Royal Bank of Canada	61,851	(3,314,484)
Toronto-Dominion Bank	96,400	(3,775,988)

		(12,428,229)

Biotechnology & Pharmaceuticals — (0.0)%
Aeterna Zentaris, Inc.	8,305	(37,207)
Arbutus Biopharma Corp.	34,400	(153,080)

		(190,287)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Chemicals — (0.0)%
Agrium, Inc.	100	$(8,934)
BioAmber, Inc.	500	(3,090)

		(12,024)

Consumer Products — (0.0)%
DavidsTea, Inc.	3,400	(42,126)

Design Manufacturing & Distribution — (0.0)%
Celestica, Inc.	2,300	(25,369)

Engineering & Construction Services — (0.0)%
Stantec, Inc.	200	(4,958)

Hardware — (0.1)%
Blackberry Ltd. (b)	272,780	(2,531,398)
Sierra Wireless, Inc.	5,900	(92,866)

		(2,624,264)

Industrial Services — (0.0)%
Ritchie Bros Auctioneers, Inc.	21,000	(506,310)

Insurance — (0.0)%
Manulife Financial Corp.	19,800	(296,604)
Sun Life Financial, Inc.	5,700	(177,840)

		(474,444)

Media — (0.0)%
Shaw Communications, Inc. B Shares	7,600	(130,644)

Medical Equipment/Devices — (0.0)%
Alpha Pro Tech Ltd.	200	(350)
Novadaq Technologies, Inc.	2,300	(29,302)

		(29,652)

Metals & Mining — (0.1)%
Agnico Eagle Mines Ltd.	16,600	(436,248)
B2GOLD Corp.	700	(714)
Endeavour Silver Corp.	6,100	(8,662)
First Majestic Silver Corp.	11,000	(35,970)
Franco-Nevada Corp.	20,200	(924,150)
Goldcorp, Inc.	58,700	(678,572)
IAMGOLD Corp.	1,200	(1,704)
New Gold, Inc.	1,200	(2,784)
NOVAGOLD Resources, Inc.	21,000	(88,410)
Pan American Silver Corp.	90,700	(589,550)
Pretium Resources, Inc.	600	(3,024)
Primero Mining Corp.	6,900	(15,732)
Seabridge Gold, Inc.	23,000	(190,670)
Teck Resources Ltd.	16,100	(62,146)
Turquoise Hill Resources Ltd.	7,400	(18,796)
Yamana Gold, Inc.	35,900	(66,774)

		(3,123,906)

Oil, Gas & Coal — (0.1)%
Baytex Energy Corp.	26,500	(85,860)
Bellatrix Exploration Ltd.	3,200	(3,872)
Cenovus Energy, Inc.	46,300	(584,306)
Enbridge, Inc.	14,900	(494,531)
Encana Corp.	111,900	(569,571)
Enerplus Corp.	72,600	(248,292)
Pembina Pipeline Corp.	24,400	(530,944)
Pengrowth Energy Corp.	45,600	(33,434)
Penn West Petroleum Ltd.	19,600	(16,391)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Precision Drilling Corp.	59,500	$(234,430)
TransCanada Corp.	54,100	(1,763,119)
Vermilion Energy, Inc.	2,700	(73,278)

		(4,638,028)

Real Estate — (0.0)%
Brookfield Asset Management, Inc. Class A	34,250	(1,079,903)

Renewable Energy — (0.0)%
Ballard Power Systems, Inc.	25,300	(39,468)
Hydrogenics Corp.	200	(1,754)

		(41,222)

Software — (0.0)%
Open Text Corp.	17,600	(843,568)
Sphere 3D Corp.	100	(151)

		(843,719)

Technology Services — (0.0)%
CGI Group, Inc. Class A	14,800	(592,444)

Telecommunications — (0.1)%
BCE, Inc.	40,800	(1,575,696)
Rogers Communications, Inc. B Shares	30,600	(1,054,476)
TELUS Corp.	5,200	(143,780)

		(2,773,952)

Transportation & Logistics — (0.1)%
Canadian National Railway Co.	86,000	(4,805,680)

Utilities — (0.0)%
Just Energy Group, Inc.	5,100	(36,312)
TransAlta Corp.	2,300	(8,142)

		(44,454)

Total Canada		(35,558,526)

Cayman Islands — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Theravance Biopharma, Inc.	4,800	(78,672)

Total Cayman Islands		(78,672)

Chile — (0.0)%
Banking — (0.0)%
Banco de Chile ADR	100	(5,941)

Passenger Transportation — (0.0)%
Latam Airlines Group SA ADR	43,300	(233,387)

Retail—Consumer Staples — (0.0)%
Cencosud SA ADR	300	(1,854)

Total Chile		(241,182)

China — (0.8)%
Automotive — (0.0)%
Kandi Technologies Group, Inc.	20,600	(224,540)

Chemicals — (0.0)%
Tantech Holdings Ltd.	100	(526)

Gaming, Lodging & Restaurants — (0.0)%
500.com Ltd. Class A ADR	24,300	(488,430)

Media — (0.3)%
58.com, Inc. ADR	19,400	(1,279,624)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Leju Holdings Ltd. ADR	700	$(4,004)
Qihoo 360 Technology Co. Ltd. ADR	41,600	(3,028,896)
Qunar Cayman Islands Ltd. ADR	75,400	(3,976,596)
Renren, Inc. ADR	500	(1,840)
SouFun Holdings Ltd. ADR	340,300	(2,514,817)
Weibo Corp. ADR	11,300	(220,350)
Youku Tudou, Inc. ADR	36,200	(982,106)

		(12,008,233)

Oil, Gas & Coal — (0.0)%
Yanzhou Coal Mining Co. Ltd. ADR	400	(1,832)

Renewable Energy — (0.1)%
JinkoSolar Holding Co. Ltd. ADR	23,700	(655,779)
ReneSola Ltd. ADR	8,900	(15,130)
Yingli Green Energy Holding ADR	6,840	(30,985)

		(701,894)

Retail Discretionary — (0.4)%
Alibaba Group Holding Ltd. ADR (b)	162,912	(13,239,858)
E-Commerce China Dangdang, Inc. A Shares ADR	1,500	(10,785)
JD.com, Inc. ADR	53,900	(1,739,084)
LightInTheBox Holding Co. Ltd. ADR	1,000	(2,960)

		(14,992,687)

Software — (0.0)%
iDreamsky Technology Ltd. ADR	2,400	(32,136)
Momo, Inc. ADR	4,200	(67,284)
NQ Mobile, Inc. ADR	57,600	(209,664)

		(309,084)

Telecommunications — (0.0)%
21Vianet Group, Inc. ADR	21,900	(462,966)

Total China		(29,190,192)

Colombia — (0.0)%
Asset Management — (0.0)%
Grupo Aval Acciones y Valores SA ADR	6,200	(40,424)

Banking — (0.0)%
Bancolombia SA ADR	41,700	(1,115,475)

Passenger Transportation — (0.0)%
Avianca Holdings SA ADR	9,800	(41,846)

Total Colombia		(1,197,745)

Denmark — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Novo Nordisk A/S ADR	7,500	(435,600)
Novo Nordisk A/S B Shares (b)	14,390	(833,155)

Total Denmark		(1,268,755)

Finland — (0.0)%
Hardware — (0.0)%
Nokia Oyj ADR	29,000	(203,580)

Total Finland		(203,580)

Germany — (0.1)%
Banking — (0.1)%
Deutsche Bank AG	106,100	(2,562,315)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Hardware — (0.0)%
voxeljet AG ADR	7,300	$(32,777)

Health Care Facilities/Services — (0.0)%
Fresenius Medical Care AG & Co. KGaA ADR	200	(8,368)

Semiconductors — (0.0)%
Aixtron SE ADR	100	(436)

Software — (0.0)%
SAP SE ADR	27,800	(2,198,980)

Total Germany		(4,802,876)

Greece — (0.0)%
Oil, Gas & Coal — (0.0)%
DryShips, Inc.	1,300	(226)

Transportation & Logistics — (0.0)%
Diana Containerships, Inc.	200	(160)
Diana Shipping, Inc.	5,300	(23,055)
Star Bulk Carriers Corp.	11,700	(7,080)

		(30,295)

Total Greece		(30,521)

Hong Kong — ((0.1))%
Gaming, Lodging & Restaurants — (0.1)%
Melco Crown Entertainment Ltd. ADR	197,200	(3,312,960)

Total Hong Kong		(3,312,960)

India — (0.1)%
Banking — (0.1)%
HDFC Bank Ltd. ADR	19,400	(1,195,040)

Media — (0.0)%
MakeMyTrip Ltd.	4,100	(70,356)

Technology Services — (0.0)%
Infosys Ltd. ADR (b)	31,121	(521,277)
Wipro Ltd. ADR	5,500	(63,470)

		(584,747)

Total India		(1,850,143)

Indonesia — (0.0)%
Telecommunications — (0.0)%
PT Telekomunikasi Indonesia Persero Tbk ADR	1,000	(44,400)

Total Indonesia		(44,400)

Ireland — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Amarin Corp. PLC ADR	15,900	(30,051)

Software — (0.0)%
King Digital Entertainment plc	1,400	(25,032)

Total Ireland		(55,083)

Israel — (0.0)%
Aerospace & Defense — (0.0)%
RADA Electronic Industries Ltd.	4,100	(1,435)

Biotechnology & Pharmaceuticals — (0.0)%
Alcobra Ltd.	3,800	(23,864)
Neuroderm Ltd.	200	(3,410)
Oramed Pharmaceuticals, Inc.	900	(7,695)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Vascular Biogenics Ltd.	1,800	$(9,468)

		(44,437)

Consumer Products — (0.0)%
SodaStream International Ltd. (b)	14,007	(228,454)

Hardware — (0.0)%
SuperCom Ltd.	200	(1,044)

Medical Equipment/Devices — (0.0)%
ReWalk Robotics Ltd.	400	(5,788)

Software — (0.0)%
CyberArk Software Ltd. (b)	4,340	(195,908)

Total Israel		(477,066)

Italy — (0.0)%
Automotive — (0.0)%
Ferrari NV	900	(43,200)

Total Italy		(43,200)

Japan — (0.0)%
Hardware — (0.0)%
Sony Corp. ADR	45,500	(1,119,755)

Telecommunications — (0.0)%
NTT Docomo, Inc. ADR	5,700	(116,850)

Total Japan		(1,236,605)

Monaco — (0.1)%
Transportation & Logistics — (0.1)%
GasLog Ltd.	68,200	(566,060)
Navios Maritime Holdings, Inc.	24,800	(43,400)
Scorpio Tankers, Inc.	90,000	(721,800)

Total Monaco		(1,331,260)

Netherlands — (0.2)%
Commercial Services — (0.0)%
Cimpress NV	900	(73,026)

Insurance — (0.0)%
Aegon NV	31	(176)

Oil, Gas & Coal — (0.0)%
Royal Dutch Shell PLC A Shares (b)	10,064	(227,941)

Retail Discretionary — (0.0)%
Cnova NV	3,500	(8,435)

Semiconductors — (0.0)%
ASML Holding NV New York Shares (b)	2,450	(217,486)

Specialty Finance — (0.2)%
AerCap Holdings NV	182,900	(7,893,964)

Telecommunications — (0.0)%
VimpelCom Ltd. ADR	69,300	(227,304)

Total Netherlands		(8,648,332)

Norway — (0.0)%
Oil, Gas & Coal — (0.0)%
North Atlantic Drilling Ltd.	800	(1,968)

Transportation & Logistics — (0.0)%
Frontline Ltd.	40,500	(121,095)
Golden Ocean Group Ltd.	15,400	(16,478)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Nordic American Offshore Ltd.	1,300	$(6,851)

		(144,424)

Total Norway		(146,392)

Panama — (0.0)%
Banking — (0.0)%
Banco Latinoamericano de Comercio Exterior SA E Shares	1,700	(44,081)

Passenger Transportation — (0.0)%
Copa Holdings SA Class A	19,600	(945,896)

Total Panama		(989,977)

Peru — (0.0)%
Metals & Mining — (0.0)%
Southern Copper Corp.	35,000	(914,200)

Total Peru		(914,200)

Puerto Rico — (0.0)%
Banking — (0.0)%
OFG Bancorp	800	(5,856)

Total Puerto Rico		(5,856)

Republic of Korea — (0.0)%
Banking — (0.0)%
Shinhan Financial Group Co. Ltd. ADR	100	(3,359)

Semiconductors — (0.0)%
Magnachip Semiconductor Corp.	2,900	(15,341)

Total Republic of Korea		(18,700)

Singapore — (0.0)%
Semiconductors — (0.0)%
Avago Technologies Ltd. (b)	763	(110,749)

Total Singapore		(110,749)

Spain — (0.0)%
Banking — (0.0)%
Banco Santander SA ADR	50,548	(246,169)

Telecommunications — (0.0)%
Telefonica SA ADR	1	(11)

Utilities — (0.0)%
Abengoa Yield PLC	25,518	(492,242)

Total Spain		(738,422)

Sweden — (0.0)%
Automotive — (0.0)%
Autoliv, Inc.	1,800	(224,586)

Total Sweden		(224,586)

Switzerland — (0.2)%
Biotechnology & Pharmaceuticals — (0.0)%
Novartis AG (b)	5,460	(469,665)
Novartis AG ADR	900	(77,436)

		(547,101)

Chemicals — (0.0)%
Syngenta AG ADR	8,100	(637,713)

Institutional Financial Service — (0.1)%
Credit Suisse Group AG	79,072	(1,703,366)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Credit Suisse Group AG ADR	85,983	$(1,864,972)

		(3,568,338)

Retail—Consumer Staples — (0.1)%
Galenica AG (b)	1,200	(1,877,459)

Total Switzerland		(6,630,611)

United Kingdom — (0.1)%
Automotive — (0.0)%
Delphi Automotive plc	600	(51,438)

Banking — (0.0)%
Barclays PLC ADR	5,504	(71,332)

Biotechnology & Pharmaceuticals — (0.0)%
AstraZeneca PLC ADR (b)	2,065	(70,107)

Consumer Products — (0.0)%
Unilever plc ADR	200	(8,624)

Machinery — (0.1)%
Pentair PLC	24,100	(1,193,673)

Semiconductors — (0.0)%
ARM Holdings PLC ADR	13,000	(588,120)

Transportation & Logistics — (0.0)%
Navigator Holdings Ltd.	1,000	(13,650)

Utilities — (0.0)%
National Grid PLC ADR	1	(69)

Total United Kingdom		(1,997,013)

United States — (16.5)%
Aerospace & Defense — (0.1)%
Aerovironment, Inc.	2,000	(58,940)
Harris Corp.	18	(1,564)
Hexcel Corp.	100	(4,645)
Raytheon Co.	7,000	(871,710)
Sturm Ruger & Co., Inc.	3,900	(232,479)
Taser International, Inc.	101,200	(1,749,748)
Teledyne Technologies, Inc.	200	(17,740)
Textron, Inc.	200	(8,402)
United Technologies Corp.	1,200	(115,284)
Woodward, Inc.	3,500	(173,810)

		(3,234,322)

Apparel & Textile Products — (0.4)%
Columbia Sportswear Co.	200	(9,752)
Crocs, Inc.	1,700	(17,408)
Deckers Outdoor Corp. (b)	2,620	(123,664)
Iconix Brand Group, Inc.	32,600	(222,658)
Lakeland Industries, Inc.	600	(7,164)
Michael Kors Holdings Ltd.	500	(20,030)
Tumi Holdings, Inc. (b)	42,895	(713,344)
Under Armour, Inc. Class A (b)	154,075	(12,419,986)
VF Corp. (b)	1,550	(96,487)

		(13,630,493)

Asset Management — (0.1)%
Acacia Research Corp.	9,600	(41,184)
Artisan Partners Asset Management, Inc. Class A	13,600	(490,416)
BlackRock, Inc.	800	(272,416)
Charles Schwab Corp.	32,500	(1,070,225)
Eaton Vance Corp. (b)	25,485	(826,479)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Franklin Resources, Inc. (b)	13,455	$(495,413)
Full Circle Capital Corp.	4,400	(10,868)
Ladenburg Thalmann Financial Services, Inc.	100	(276)
Main Street Capital Corp.	100	(2,908)
Medley Capital Corp.	18,600	(139,872)
Waddell & Reed Financial, Inc. Class A (b)	15,620	(447,669)
WisdomTree Investments, Inc.	35,300	(553,504)

		(4,351,230)

Automotive — (0.4)%
Dorman Products, Inc.	4,900	(232,603)
Federal-Mogul Holdings Corp.	909	(6,227)
Gentex Corp.	100	(1,601)
Gentherm, Inc.	2,800	(132,720)
Harley-Davidson, Inc. (b)	24,715	(1,121,814)
Harman International Industries, Inc. (b)	5,375	(506,379)
Mobileye NV	12,800	(541,184)
Quantum Fuel Systems Technologies Worldwide, Inc.	6,100	(4,453)
Tesla Motors, Inc.	53,200	(12,768,532)

		(15,315,513)

Banking — (0.3)%
Ameris Bancorp	100	(3,399)
Associated Banc-Corp	3,600	(67,500)
Banc of California, Inc.	11,900	(173,978)
Bank of America Corp.	30,500	(513,315)
Bank of Hawaii Corp.	7,200	(452,880)
Bank of the Ozarks, Inc.	2,100	(103,866)
BankUnited, Inc.	2,200	(79,332)
BOK Financial Corp.	2,100	(125,559)
Cathay General Bancorp	200	(6,266)
Columbia Banking System, Inc.	500	(16,255)
Commerce Bancshares, Inc.	3,080	(131,023)
Community Bank System, Inc.	2,500	(99,850)
ConnectOne Bancorp, Inc.	23	(430)
Cullen/Frost Bankers, Inc.	300	(18,000)
Customers Bancorp, Inc.	100	(2,722)
Eagle Bancorp, Inc.	1,900	(95,893)
EverBank Financial Corp.	13,100	(209,338)
Fifth Third Bancorp	1,700	(34,170)
First Financial Bankshares, Inc.	1,000	(30,170)
First Midwest Bancorp, Inc.	200	(3,686)
Hancock Holding Co.	1,500	(37,755)
Hilltop Holdings, Inc.	100	(1,922)
Home BancShares, Inc.	900	(36,468)
IBERIABANK Corp.	200	(11,014)
JPMorgan Chase & Co.	8,500	(561,255)
Kearny Financial Corp.	200	(2,534)
LegacyTexas Financial Group, Inc.	3,200	(80,064)
MB Financial, Inc.	2,036	(65,905)
Northfield Bancorp, Inc.	300	(4,776)
Northwest Bancshares, Inc.	3,800	(50,882)
Old National Bancorp	1,900	(25,764)
PacWest Bancorp	300	(12,930)
People’s United Financial, Inc.	64,300	(1,038,445)
PNC Financial Services Group, Inc.	100	(9,531)
PrivateBancorp, Inc.	600	(24,612)
Prosperity Bancshares, Inc.	800	(38,288)
Regions Financial Corp.	117,328	(1,126,349)
Renasant Corp.	500	(17,205)
Signature Bank	300	(46,011)
Sterling Bancorp	23,408	(379,678)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Texas Capital Bancshares, Inc.	3,000	$(148,260)
TFS Financial Corp.	15,952	(300,376)
Towne Bank	40	(835)
Trustmark Corp.	1,700	(39,168)
United Bankshares, Inc.	200	(7,398)
US Bancorp	35,105	(1,497,931)
Valley National Bancorp	9,200	(90,620)
Wells Fargo & Co.	71,400	(3,881,304)
Western Alliance Bancorp	619	(22,197)
Zions BanCorp.	47,720	(1,302,756)

		(13,029,865)

Biotechnology & Pharmaceuticals — (1.6)%
Abeona Therapeutics, Inc.	300	(1,008)
ACADIA Pharmaceuticals, Inc.	20,000	(713,000)
Achillion Pharmaceuticals, Inc.	60,000	(647,400)
Actinium Pharmaceuticals, Inc.	30,200	(97,546)
Advaxis, Inc.	6,700	(67,402)
Aegerion Pharmaceuticals, Inc.	40,400	(408,040)
Aerie Pharmaceuticals, Inc.	15,300	(372,555)
Agenus, Inc.	5,900	(26,786)
Agios Pharmaceuticals, Inc.	100	(6,492)
Akebia Therapeutics, Inc.	16,400	(211,888)
Alder Biopharmaceuticals, Inc.	100	(3,303)
Alimera Sciences, Inc.	100	(242)
AMAG Pharmaceuticals, Inc.	2,000	(60,380)
Amicus Therapeutics, Inc.	22,000	(213,400)
Ampio Pharmaceuticals, Inc.	20,100	(70,350)
Anacor Pharmaceuticals, Inc.	200	(22,594)
Anavex Life Sciences Corp.	2,600	(14,482)
ANI Pharmaceuticals, Inc.	200	(9,025)
Anthera Pharmaceuticals, Inc.	13,600	(63,104)
Aratana Therapeutics, Inc.	6,900	(38,502)
Arena Pharmaceuticals, Inc.	30,700	(58,330)
ARIAD Pharmaceuticals, Inc.	500	(3,125)
Arrowhead Research Corp.	67,800	(416,970)
AVEO Pharmaceuticals, Inc.	5,600	(7,056)
Axovant Sciences Ltd.	400	(7,212)
BIND Therapeutics, Inc.	1,500	(3,435)
Biocept, Inc.	1,000	(1,380)
BioCryst Pharmaceuticals, Inc.	8,400	(86,688)
BioDelivery Sciences International, Inc.	74,300	(355,897)
BioTime, Inc.	200	(820)
Bluebird Bio, Inc.	4,900	(314,678)
Brainstorm Cell Therapeutics, Inc.	3,200	(9,152)
Bristol-Myers Squibb Co.	37,300	(2,565,867)
Caladrius Biosciences, Inc.	11,600	(12,528)
Calithera Biosciences, Inc.	1,300	(9,958)
Cambrex Corp.	1,900	(89,471)
Catalyst Pharmaceutical Partners, Inc.	2,200	(5,390)
Celldex Therapeutics, Inc.	39,600	(620,928)
Cellular Biomedicine Group, Inc.	100	(2,149)
Cempra, Inc.	9,700	(301,961)
Clovis Oncology, Inc.	200	(7,000)
Coherus Biosciences, Inc.	1,300	(29,848)
Conatus Pharmaceuticals, Inc.	9,500	(27,360)
CorMedix, Inc.	1,200	(2,436)
CTI BioPharma Corp.	16,000	(19,680)
CytRx Corp.	48,300	(127,995)
Dicerna Pharmaceuticals, Inc.	2,800	(33,236)
Discovery Laboratories, Inc.	400	(86)
Dynavax Technologies Corp.	30	(725)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Eagle Pharmaceuticals, Inc.	700	$(62,069)
Eleven Biotherapeutics, Inc.	100	(301)
Eli Lilly & Co.	6,100	(513,986)
Enanta Pharmaceuticals, Inc.	13,500	(445,770)
Endo International PLC (b)	206,595	(12,647,746)
Endocyte, Inc.	13,300	(53,333)
EPIRUS Biopharmaceuticals, Inc.	700	(2,163)
Epizyme, Inc.	8,000	(128,160)
Esperion Therapeutics, Inc.	6,600	(146,916)
Fortress Biotech, Inc.	100	(279)
Galectin Therapeutics, Inc.	1,800	(2,952)
Galena Biopharma, Inc.	84,600	(124,362)
Geron Corp.	6,200	(30,008)
Global Blood Therapeutics, Inc.	100	(3,233)
Heron Therapeutics, Inc.	31,100	(830,370)
Horizon Pharma PLC	1,100	(23,837)
Idera Pharmaceuticals, Inc.	18,700	(57,783)
Immunomedics, Inc.	300	(921)
Infinity Pharmaceuticals, Inc.	4,700	(36,895)
Innoviva, Inc.	13,300	(140,182)
Inovio Pharmaceuticals, Inc.	78,600	(528,192)
Intersect ENT, Inc.	500	(11,250)
Intra-Cellular Therapies, Inc.	4,600	(247,434)
Intrexon Corp.	9,400	(283,410)
Ionis Pharmaceuticals, Inc. (a),(b)	75,740	(4,690,578)
Johnson & Johnson (b)	132,140	(13,573,421)
Juno Therapeutics, Inc.	16,300	(716,711)
KaloBios Pharmaceuticals, Inc.	2,300	(54,257)
Karyopharm Therapeutics, Inc.	14,200	(188,150)
Keryx Biopharmaceuticals, Inc.	128,600	(649,430)
Kite Pharma, Inc.	20,000	(1,232,400)
La Jolla Pharmaceutical Co.	1,400	(37,800)
Lexicon Pharmaceuticals, Inc.	12,585	(167,506)
Ligand Pharmaceuticals, Inc. Class B	100	(10,842)
MannKind Corp.	106,400	(154,280)
Mast Therapeutics, Inc.	9,000	(3,783)
MEI Pharma, Inc.	4,000	(6,400)
Merrimack Pharmaceuticals, Inc.	2,800	(22,120)
NanoViricides, Inc.	400	(472)
NantKwest, Inc.	2,200	(38,126)
Natural Health Trends Corp.	4,000	(134,120)
Nektar Therapeutics	11,000	(185,350)
Neuralstem, Inc.	12,400	(12,772)
Neurocrine Biosciences, Inc.	2,700	(152,739)
NewLink Genetics Corp.	2,600	(94,614)
Northwest Biotherapeutics, Inc.	6,200	(19,840)
Novavax, Inc.	100	(839)
Ocata Therapeutics, Inc.	1,400	(11,788)
Ohr Pharmaceutical, Inc.	10,700	(65,698)
Omeros Corp.	3,100	(48,763)
OncoGenex Pharmaceuticals, Inc.	1,000	(1,210)
OncoMed Pharmaceuticals, Inc.	200	(4,508)
Oncothyreon, Inc.	10,400	(23,088)
Opexa Therapeutics, Inc.	200	(556)
Ophthotech Corp.	1,000	(78,530)
OPKO Health, Inc. (b)	27,225	(273,611)
Orexigen Therapeutics, Inc.	36,600	(62,952)
Organovo Holdings, Inc.	90,800	(226,092)
Otonomy, Inc.	200	(5,550)
OXiGENE, Inc.	9,700	(7,214)
Pacira Pharmaceuticals, Inc.	1,600	(122,864)
Peregrine Pharmaceuticals, Inc.	2,700	(3,159)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Pernix Therapeutics Holdings, Inc.	48,700	$(143,665)
Perrigo Co. PLC (b)	11,450	(1,656,815)
Pluristem Therapeutics, Inc.	800	(904)
Progenics Pharmaceuticals, Inc.	1,100	(6,743)
Provectus Biopharmaceuticals, Inc. Class A	1,400	(546)
PTC Therapeutics, Inc.	700	(22,680)
Puma Biotechnology, Inc.	2,000	(156,800)
Raptor Pharmaceutical Corp.	900	(4,680)
Regeneron Pharmaceuticals, Inc. (b)	8,798	(4,776,170)
Regulus Therapeutics, Inc.	1,300	(11,336)
Relypsa, Inc.	7,200	(204,048)
Repros Therapeutics, Inc.	18,500	(22,385)
Revance Therapeutics, Inc.	300	(10,248)
Rexahn Pharmaceuticals, Inc.	26,600	(9,656)
RXI Pharmaceuticals	6,700	(2,559)
Seres Therapeutics, Inc.	500	(17,545)
Sorrento Therapeutics, Inc.	100	(871)
Spectrum Pharmaceuticals, Inc.	300	(1,809)
StemCells, Inc.	10,300	(4,290)
Sunesis Pharmaceuticals, Inc.	1,400	(1,256)
Supernus Pharmaceuticals, Inc.	3,500	(47,040)
Synergy Pharmaceuticals, Inc.	26,900	(152,523)
Synta Pharmaceuticals Corp.	10,600	(3,731)
Synthetic Biologics, Inc.	29,900	(68,471)
Teligent, Inc.	17,700	(157,530)
Tenax Therapeutics, Inc.	1,700	(5,576)
Tetraphase Pharmaceuticals, Inc.	500	(5,015)
TG Therapeutics, Inc.	6,800	(81,124)
TherapeuticsMD, Inc. (b)	62,305	(646,103)
Tonix Pharmaceuticals Holding Corp.	6,300	(48,321)
Valeant Pharmaceuticals International, Inc. (b)	29,802	(3,029,373)
Versartis, Inc.	100	(1,239)
Vitae Pharmaceuticals, Inc.	300	(5,430)
Vital Therapies, Inc.	2,900	(33,408)
VIVUS, Inc.	52,400	(53,448)
ZIOPHARM Oncology, Inc.	72,946	(606,181)
Zoetis, Inc.	8,800	(421,696)
Zogenix, Inc.	6,425	(94,705)

		(60,088,465)

Chemicals — (0.1)%
Albemarle Corp.	10,575	(592,306)
Amyris, Inc.	100	(162)
Balchem Corp.	5,800	(352,640)
Eastman Chemical Co. (b)	1,460	(98,564)
HB Fuller Co.	3,100	(113,057)
iBio, Inc.	10,800	(6,048)
International Flavors & Fragrances, Inc.	800	(95,712)
Koppers Holdings, Inc.	300	(5,475)
Kronos Worldwide, Inc.	2,200	(12,408)
Marrone Bio Innovations, Inc.	100	(110)
Olin Corp.	1,400	(24,164)
Platform Specialty Products Corp.	158,800	(2,037,404)
PolyOne Corp.	200	(6,352)
Rayonier Advanced Materials, Inc.	42,900	(419,991)
Rentech, Inc.	4,390	(15,453)
Sensient Technologies Corp.	100	(6,282)
Tronox Ltd. Class A	60,400	(236,164)

		(4,022,292)

Commercial Services — (0.1)%
ADT Corp.	130,100	(4,290,698)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Advisory Board Co. (The)	3,100	$(153,791)
Ascent Capital Group, Inc. Class A	2,000	(33,440)
Barrett Business Services, Inc.	200	(8,708)
Care.com, Inc.	1,100	(7,876)
CEB, Inc.	2,300	(141,197)
FTI Consulting, Inc.	600	(20,796)
Healthcare Services Group, Inc.	800	(27,896)
InterCloud Systems, Inc.	20,340	(20,340)
LifeLock, Inc.	4,600	(66,010)
Rollins, Inc.	50	(1,295)
TriNet Group, Inc.	6,100	(118,035)

		(4,890,082)

Construction Materials — (0.0)%
Louisiana-Pacific Corp.	19,600	(352,996)
Martin Marietta Materials, Inc.	30	(4,097)
Ply Gem Holdings, Inc.	100	(1,254)
Summit Materials, Inc. Class A	100	(2,004)
Trex Co., Inc.	1,500	(57,060)
Vulcan Materials Co.	500	(47,485)

		(464,896)

Consumer Products — (1.0)%
22nd Century Group, Inc.	1,000	(1,400)
Amplify Snack Brands, Inc.	1,800	(20,736)
Avon Products, Inc.	250,000	(1,012,500)
Axion Power International	100	(93)
B&G Foods, Inc.	1,300	(45,526)
Blue Buffalo Pet Products, Inc. (b)	9,150	(171,197)
Boston Beer Co., Inc. (The) Class A (b)	1,815	(366,467)
Brown-Forman Corp. Class B (b)	4,380	(434,846)
Cal-Maine Foods, Inc.	100	(4,634)
Campbell Soup Co.	500	(26,275)
Church & Dwight Co., Inc.	16,900	(1,434,472)
Coca-Cola Bottling Co. Consolidated	100	(18,251)
Coca-Cola Co. (The)	63,400	(2,723,664)
Coty, Inc. Class A (b)	6,880	(176,334)
Elizabeth Arden, Inc.	1,600	(15,840)
Energizer Holdings, Inc.	5,000	(170,300)
Flowers Foods, Inc.	23,400	(502,866)
Hain Celestial Group, Inc. (b)	3,550	(143,384)
Helen of Troy Ltd.	100	(9,425)
Hormel Foods Corp.	79,500	(6,286,860)
HRG Group, Inc.	7,400	(100,344)
Ingredion, Inc.	2,000	(191,680)
Inventure Foods, Inc.	300	(2,130)
Kellogg Co.	86,700	(6,265,809)
Kraft Heinz Co. (The)	147,400	(10,724,824)
Lancaster Colony Corp.	500	(57,730)
McCormick & Co., Inc.	30,900	(2,643,804)
Mondelez International, Inc. Class A	100	(4,484)
Reynolds American, Inc.	75,700	(3,493,555)
Sanderson Farms, Inc.	400	(31,008)
Snyder’s-Lance, Inc.	4,600	(157,780)
Tootsie Roll Industries, Inc.	1,000	(31,590)
TreeHouse Foods, Inc.	12,700	(996,442)
Universal Corp.	1,000	(56,080)
Wausau Paper Corp.	5,500	(56,265)

		(38,378,595)

Consumer Services — (0.0)%
Bright Horizons Family Solutions, Inc.	200	(13,360)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
ITT Educational Services, Inc.	1,200	$(4,476)
Regis Corp.	1,300	(18,395)
Weight Watchers International, Inc.	59,600	(1,358,880)

		(1,395,111)

Containers & Packaging — (0.0)%
3M Co.	6,200	(933,968)
Crown Holdings, Inc. (b)	2,195	(111,286)
KapStone Paper and Packaging Corp.	4,100	(92,619)
Packaging Corp. of America	100	(6,305)
Sealed Air Corp. (b)	2,580	(115,068)
Sonoco Products Co.	400	(16,348)
ZAGG, Inc.	500	(5,470)

		(1,281,064)

Design Manufacturing & Distribution — (0.0)%
Jabil Circuit, Inc.	8,000	(186,320)
Sanmina Corp. (b)	28,980	(596,408)

		(782,728)

Distributors—Consumer Staples — (0.0)%
Calavo Growers, Inc.	100	(4,900)
Core-Mark Holding Co., Inc.	13,500	(1,106,190)
Sysco Corp. (b)	3,485	(142,885)
United Natural Foods, Inc. (b)	1,935	(76,162)

		(1,330,137)

Distributors—Discretionary — (0.0)%
Fastenal Co.	37,000	(1,510,340)
FTD Cos., Inc.	1,300	(34,021)
LKQ Corp.	3,100	(91,853)

		(1,636,214)

Electrical Equipment — (0.2)%
Allied Motion Technologies, Inc.	100	(2,618)
AMETEK, Inc.	3,800	(203,642)
AO Smith Corp.	100	(7,661)
Badger Meter, Inc.	600	(35,154)
Capstone Turbine Corp.	2,285	(3,199)
Cognex Corp.	4,500	(151,965)
Eaton Corp. PLC (b)	1,830	(95,233)
Energous Corp.	6,800	(53,788)
General Cable Corp.	28,400	(381,412)
General Electric Co.	231,200	(7,201,880)
Giga-tronics, Inc.	2,100	(3,402)
Revolution Lighting Technologies, Inc.	8,600	(6,837)
Watts Water Technologies, Inc. Class A	100	(4,967)

		(8,151,758)

Engineering & Construction Services — (0.0)%
Dycom Industries, Inc.	1,600	(111,936)
Installed Building Products, Inc.	100	(2,483)
KBR, Inc.	6,300	(106,596)
Kratos Defense & Security Solutions, Inc.	4,000	(16,400)
Layne Christensen Co.	300	(1,578)
Primoris Services Corp.	100	(2,203)
Willbros Group, Inc.	1,100	(2,959)

		(244,155)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Forest & Paper Products — (0.0)%
Neenah Paper, Inc.	200	$(12,486)

Gaming, Lodging & Restaurants — (0.5)%
Buffalo Wild Wings, Inc.	1,000	(159,650)
Cracker Barrel Old Country Store, Inc.	4,800	(608,784)
Fogo De Chao, Inc.	1,700	(25,772)
Jamba, Inc.	7,300	(98,477)
Las Vegas Sands Corp.	68,200	(2,989,888)
Marriott Vacations Worldwide Corp.	300	(17,085)
Morgans Hotel Group Co.	800	(2,696)
Papa Murphy’s Holdings, Inc.	400	(4,504)
Pinnacle Entertainment, Inc.	12,800	(398,336)
Rave Restaurant Group, Inc.	500	(3,195)
Scientific Games Corp. Class A	29,200	(261,924)
Starbucks Corp.	38,400	(2,305,152)
Texas Roadhouse, Inc.	2,500	(89,425)
Wynn Resorts Ltd.	177,100	(12,253,549)
Zoe’s Kitchen, Inc.	11,100	(310,578)

		(19,529,015)

Hardware — (0.2)%
3D Systems Corp.	78,900	(685,641)
Aerohive Networks, Inc.	4,800	(24,528)
ARRIS Group, Inc.	20,600	(629,742)
AVX Corp.	100	(1,214)
Ciena Corp.	144,800	(2,995,912)
Diebold, Inc.	4,300	(129,387)
Digital Ally, Inc.	9,700	(61,304)
ExOne Co.	7,300	(73,292)
F5 Networks, Inc. (b)	3,290	(318,998)
FEI Co.	16,100	(1,284,619)
Fitbit, Inc.	21,900	(648,021)
Garmin Ltd. (b)	14,735	(547,700)
GoPro, Inc. Class A	700	(12,607)
Identiv, Inc.	1,700	(3,383)
Imax Corp.	1,900	(67,526)
Infinera Corp.	1,400	(25,368)
Knowles Corp.	1,787	(23,821)
MicroVision, Inc.	19,400	(55,484)
Mitel Networks Corp.	5,278	(40,588)
Neonode, Inc.	6,100	(15,433)
NetScout Systems, Inc.	2,000	(61,400)
Nimble Storage, Inc.	10,300	(94,760)
Novatel Wireless, Inc.	8,200	(13,694)
NXT-ID, Inc.	100	(24)
Plantronics, Inc.	500	(23,710)
Ruckus Wireless, Inc.	35,800	(383,418)
Silicon Graphics International Corp.	800	(4,720)
TiVo, Inc.	100	(863)
Turtle Beach Corp.	6,400	(12,864)
Ubiquiti Networks, Inc.	29,400	(931,686)
ViaSat, Inc.	2,300	(140,323)
Violin Memory, Inc.	8,500	(7,651)

		(9,319,681)

Health Care Facilities/Services — (0.9)%
AAC Holdings, Inc.	100	(1,906)
Acadia Healthcare Co., Inc.	1,400	(87,444)
AmerisourceBergen Corp. (b)	7,272	(754,179)
Amsurg Corp.	1,800	(136,800)
BioScrip, Inc.	39,400	(68,950)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Brookdale Senior Living, Inc.	46,091	$(850,840)
Cardinal Health, Inc. (b)	26,400	(2,356,728)
Charles River Laboratories International, Inc. (b)	2,620	(210,622)
Chemed Corp.	200	(29,960)
DaVita HealthCare Partners, Inc. (b)	6,820	(475,422)
Diplomat Pharmacy, Inc.	14,000	(479,080)
ExamWorks Group, Inc.	7,800	(207,480)
Express Scripts Holding Co. (b)	47,785	(4,176,887)
Genesis Healthcare, Inc.	500	(1,735)
HealthEquity, Inc.	2,800	(70,196)
Henry Schein, Inc. (b)	63,660	(10,070,375)
ICON PLC	1,900	(147,630)
Kindred Healthcare, Inc.	6,549	(77,998)
McKesson Corp. (b)	11,930	(2,352,954)
MEDNAX, Inc.	61,900	(4,435,754)
Natera, Inc.	300	(3,240)
Nobilis Health Corp.	100	(282)
OvaScience, Inc.	6,500	(63,505)
Owens & Minor, Inc.	7,500	(269,850)
PAREXEL International Corp.	700	(47,684)
Patterson Cos., Inc. (b)	84,223	(3,807,722)
PRA Health Sciences, Inc.	200	(9,054)
Quest Diagnostics, Inc. (b)	6,605	(469,880)
Quintiles Transnational Holdings, Inc. (b)	22,460	(1,542,104)
Signal Genetics, Inc.	100	(75)
Teladoc, Inc.	200	(3,592)
Tenet Healthcare Corp.	54,600	(1,654,380)
UnitedHealth Group, Inc.	100	(11,764)

		(34,876,072)

Home & Office Products — (0.3)%
Beazer Homes USA, Inc.	36,700	(421,683)
Century Communities, Inc.	2,700	(47,817)
Cenveo, Inc.	500	(436)
Fortune Brands Home & Security, Inc.	100	(5,550)
Green Brick Partners, Inc.	2,300	(16,560)
Hovnanian Enterprises, Inc. Class A	172,800	(312,768)
KB Home	51,300	(632,529)
Leggett & Platt, Inc.	4,000	(168,080)
LGI Homes, Inc.	11,900	(289,527)
M/I Homes, Inc.	3,000	(65,760)
MDC Holdings, Inc.	33,800	(862,914)
Meritage Homes Corp.	1,800	(61,182)
Mohawk Industries, Inc.	900	(170,451)
PGT, Inc.	300	(3,417)
Snap-on, Inc.	7,300	(1,251,439)
St Joe Co. (The)	9,000	(166,590)
Taylor Morrison Home Corp. Class A	14,400	(230,400)
Tempur Sealy International, Inc.	600	(42,276)
TRI Pointe Homes, Inc.	150,100	(1,901,767)
Whirlpool Corp. (b)	39,985	(5,872,597)
William Lyon Homes Class A	30,900	(509,850)

		(13,033,593)

Industrial Services — (0.0)%
Applied Industrial Technologies, Inc.	400	(16,196)
DXP Enterprises, Inc.	1,800	(41,040)
United Rentals, Inc. (b)	2,050	(148,707)

		(205,943)

Institutional Financial Service — (0.3)%
CBOE Holdings, Inc.	42,400	(2,751,760)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Evercore Partners, Inc. Class A	1,500	$(81,105)
FXCM, Inc. Class A	1,550	(25,931)
Goldman Sachs Group, Inc.	37,100	(6,686,533)
Intercontinental Exchange, Inc.	1,700	(435,642)
Nasdaq, Inc.	6,000	(349,020)
RCS Capital Corp. Class A	47,500	(14,464)

		(10,344,455)

Insurance — (0.4)%
ACE Ltd.	900	(105,165)
Ambac Financial Group, Inc.	4,100	(57,769)
American International Group, Inc.	32,700	(2,026,419)
Arch Capital Group Ltd.	13,200	(920,700)
Assurant, Inc.	100	(8,054)
Berkshire Hathaway, Inc. Class B	63,900	(8,437,356)
Cincinnati Financial Corp.	900	(53,253)
CNO Financial Group, Inc.	3,200	(61,088)
Endurance Specialty Holdings Ltd.	725	(46,393)
Everest Re Group Ltd.	8,200	(1,501,338)
HCI Group, Inc.	1,500	(52,275)
Horace Mann Educators Corp.	200	(6,636)
MBIA, Inc.	12,400	(80,352)
Progressive Corp. (The)	3,600	(114,480)
RLI Corp.	4,700	(290,225)
Torchmark Corp.	22,549	(1,288,901)
Travelers Cos., Inc.	8,300	(936,738)

		(15,987,142)

Iron & Steel — (0.0)%
AK Steel Holding Corp.	211,900	(474,656)
AM Castle & Co.	1,700	(2,703)
Cliffs Natural Resources, Inc.	233,000	(368,140)
Olympic Steel, Inc.	100	(1,158)
TimkenSteel Corp.	8,300	(69,554)

		(916,211)

Leisure Products — (0.1)%
Brunswick Corp.	18,400	(929,384)
Mattel, Inc.	22,200	(603,174)
Performance Sports Group Ltd.	300	(2,889)
Polaris Industries, Inc. (b)	905	(77,785)
Thor Industries, Inc.	900	(50,535)
Winnebago Industries, Inc.	11,100	(220,890)

		(1,884,657)

Machinery — (0.1)%
Arotech Corp.	200	(408)
Caterpillar, Inc. (b)	8,810	(598,728)
Colfax Corp. (b)	18,405	(429,757)
Dover Corp.	200	(12,262)
Graco, Inc.	3,500	(252,245)
Kennametal, Inc.	2,100	(40,320)
Middleby Corp.	1,700	(183,379)
Milacron Holdings Corp.	4,800	(60,048)
Mueller Water Products, Inc. Class A	2,700	(23,220)
Nordson Corp.	900	(57,735)
Parker-Hannifin Corp. (b)	1,140	(110,557)
Power Solutions International, Inc.	1,600	(29,200)
Xylem, Inc.	1,400	(51,100)

		(1,848,959)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Manufactured Goods — (0.0)%
AZZ, Inc.	500	$(27,785)
EnPro Industries, Inc.	3,700	(162,208)
NN, Inc.	4,600	(73,324)
Proto Labs, Inc.	10,300	(656,007)

		(919,324)

Media — (1.3)%
Alphabet, Inc. Class A	8,600	(6,690,886)
Angie’s List, Inc.	49,900	(466,565)
Blucora, Inc.	1,000	(9,800)
Cablevision Systems Corp. Class A	149,600	(4,772,240)
Charter Communications, Inc. Class A (b)	3,127	(572,554)
Covisint Corp.	35	(88)
Cumulus Media, Inc. Class A	24,900	(8,219)
Dex Media, Inc.	1,900	(227)
Discovery Communications, Inc. Class A	4,300	(114,724)
DreamWorks Animation SKG, Inc. Class A	17,900	(461,283)
EW Scripps Co. Class A	11,936	(226,784)
Facebook, Inc. Class A	36,000	(3,767,760)
GrubHub, Inc. (b)	54,735	(1,324,587)
Liberty Broadband Corp. Class C	3,200	(165,952)
Live Ventures, Inc.	4,500	(6,570)
Marin Software, Inc.	1,700	(6,086)
Media General, Inc.	50,000	(807,500)
Monster Worldwide, Inc.	400	(2,292)
New Media Investment Group, Inc.	1,200	(23,352)
Nielsen Holdings PLC	100	(4,660)
Omnicom Group, Inc.	1,100	(83,226)
Pandora Media, Inc.	400,100	(5,365,341)
Priceline Group, Inc. (The)	900	(1,147,455)
Quotient Technology, Inc.	5,600	(38,192)
Rocket Fuel, Inc.	29,400	(102,606)
Scripps Networks Interactive, Inc. Class A	300	(16,563)
TrueCar, Inc.	11,400	(108,756)
Twitter, Inc.	535,800	(12,398,412)
Viggle, Inc.	10,400	(3,744)
Walt Disney Co.	49,900	(5,243,492)
World Wrestling Entertainment, Inc. Class A	3,500	(62,440)
Yelp, Inc.	98,400	(2,833,920)
YOU On Demand Holdings, Inc.	1,200	(2,268)
Zillow Group, Inc. Class A	61,423	(1,599,455)

		(48,437,999)

Medical Equipment/Devices — (1.7)%
Abaxis, Inc.	1,000	(55,680)
Abbott Laboratories	900	(40,419)
ABIOMED, Inc.	1,900	(171,532)
Accelerate Diagnostics, Inc.	4,700	(101,003)
Accuray, Inc.	8,700	(58,725)
Agilent Technologies, Inc. (b)	120,400	(5,033,924)
Analogic Corp.	100	(8,260)
Atossa Genetics, Inc.	2,300	(736)
Becton Dickinson and Co. (b)	27,250	(4,198,953)
Cepheid	45,700	(1,669,421)
Cerus Corp.	10,300	(65,096)
ConforMIS, Inc.	2,200	(38,038)
Cooper Cos., Inc.	5,200	(697,840)
CR Bard, Inc. (b)	3,485	(660,198)
Cytori Therapeutics, Inc.	27,800	(5,171)
CytoSorbents Corp.	200	(1,114)
Danaher Corp. (b)	112,350	(10,435,068)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
EndoChoice Holdings, Inc.	100	$(835)
Endologix, Inc.	100	(990)
EnteroMedics, Inc.	900	(117)
Exact Sciences Corp.	35,700	(329,511)
Fluidigm Corp.	800	(8,648)
Foundation Medicine, Inc.	22,100	(465,426)
IDEXX Laboratories, Inc.	300	(21,876)
Illumina, Inc. (b)	19,080	(3,662,311)
ImmunoCellular Therapeutics Ltd.	2,500	(888)
IsoRay, Inc.	31,600	(29,625)
Masimo Corp.	700	(29,057)
Medtronic PLC (b)	202,373	(15,566,531)
MiMedx Group, Inc.	1,800	(16,866)
Nanosphere, Inc.	90	(55)
Navidea Biopharmaceuticals, Inc.	500	(665)
NuVasive, Inc. (b)	3,305	(178,834)
Ocular Therapeutix, Inc.	900	(8,433)
Pacific Biosciences of California, Inc.	1,300	(17,069)
PerkinElmer, Inc. (b)	75,000	(4,017,750)
Qiagen NV	217	(6,000)
Rockwell Medical, Inc.	21,200	(217,088)
Rosetta Genomics Ltd.	2,900	(3,567)
Second Sight Medical Products, Inc.	25,800	(151,962)
Sequenom, Inc.	2,700	(4,428)
Sirona Dental Systems, Inc. (b)	92,740	(10,161,522)
Spectranetics Corp.	7,300	(109,938)
Stereotaxis, Inc.	100	(74)
Stryker Corp. (b)	3,615	(335,978)
Sunshine Heart, Inc.	300	(405)
TearLab Corp.	700	(973)
Teleflex, Inc.	400	(52,580)
TransEnterix, Inc.	15,200	(37,696)
Trovagene, Inc.	1,400	(7,560)
Unilife Corp.	6,400	(3,169)
Varian Medical Systems, Inc. (b)	91,890	(7,424,712)
West Pharmaceutical Services, Inc.	800	(48,176)
Zeltiq Aesthetics, Inc. (b)	15,340	(437,650)
Zimmer Holdings, Inc. (b)	6,690	(686,327)

		(67,286,470)

Metals & Mining — (0.1)%
Compass Minerals International, Inc.	5,200	(391,404)
Gold Resource Corp.	900	(1,494)
Harsco Corp.	1,100	(8,668)
Hecla Mining Co.	9,200	(17,388)
Horsehead Holding Corp.	4,400	(9,020)
Tahoe Resources, Inc.	45,300	(392,751)
Thompson Creek Metals Co., Inc.	20,600	(4,161)
Ur-Energy, Inc.	300	(195)
Uranium Energy Corp.	51,300	(54,378)
US Silica Holdings, Inc.	45,900	(859,707)

		(1,739,166)

Oil, Gas & Coal — (0.7)%
Abraxas Petroleum Corp.	400	(424)
Alon USA Energy, Inc.	34,500	(511,980)
Approach Resources, Inc.	8,900	(16,376)
Basic Energy Services, Inc.	34,500	(92,460)
Bonanza Creek Energy, Inc.	4,000	(21,080)
C&J Energy Services Ltd.	24,000	(114,240)
California Resources Corp.	56,800	(132,344)
CARBO Ceramics, Inc.	8,300	(142,760)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Carrizo Oil & Gas, Inc.	100	$(2,958)
Cheniere Energy, Inc.	69,300	(2,581,425)
Clayton Williams Energy, Inc.	1,600	(47,312)
Clean Energy Fuels Corp.	31,100	(111,960)
Cloud Peak Energy, Inc.	3,400	(7,072)
Cobalt International Energy, Inc.	106,800	(576,720)
Comstock Resources, Inc.	8,700	(16,269)
ConocoPhillips	4,500	(210,105)
Continental Resources, Inc.	1,100	(25,278)
Core Laboratories NV	3,200	(347,968)
Diamondback Energy, Inc.	300	(20,070)
Eclipse Resources Corp.	14,100	(25,662)
Emerald Oil, Inc.	985	(1,113)
Enbridge Energy Management LLC	6,949	(155,171)
Energy XXI Ltd.	77,800	(78,578)
EnLink Midstream LLC	3,500	(52,815)
Erin Energy Corp.	700	(2,240)
EXCO Resources, Inc.	127,000	(157,480)
Fairmount Santrol Holdings, Inc.	23,500	(55,225)
Flotek Industries, Inc.	79,900	(914,056)
Gastar Exploration, Inc.	10,100	(13,231)
Geospace Technologies Corp.	900	(12,663)
Goodrich Petroleum Corp.	73,900	(19,657)
Gulfmark Offshore, Inc. Class A	13,100	(61,177)
Halcon Resources Corp.	27,460	(34,600)
Halliburton Co.	452,625	(15,407,355)
Harvest Natural Resources, Inc.	2,500	(1,063)
HollyFrontier Corp. (b)	14,065	(561,053)
Jones Energy, Inc.	15,200	(58,520)
Key Energy Services, Inc.	50,300	(24,250)
Kinder Morgan, Inc.	11,932	(178,025)
Kosmos Energy Ltd.	35,800	(186,160)
Laredo Petroleum, Inc.	2,400	(19,176)
Matador Resources Co.	4,800	(94,896)
McDermott International, Inc.	300	(1,005)
Midstates Petroleum Co., Inc.	170	(343)
Northern Oil and Gas, Inc.	67,300	(259,778)
Nuverra Environmental Solutions, Inc.	10,100	(5,179)
Occidental Petroleum Corp.	1,500	(101,415)
ONEOK, Inc.	25,600	(631,296)
Pacific Drilling SA	20,900	(17,556)
Patterson-UTI Energy, Inc.	100	(1,508)
PetroQuest Energy, Inc.	1,900	(950)
Phillips 66	200	(16,360)
Pioneer Energy Services Corp.	1,300	(2,821)
Resolute Energy Corp.	500	(435)
Rex Energy Corp.	18,300	(19,215)
Rice Energy, Inc.	3,200	(34,880)
Ring Energy, Inc.	400	(2,820)
RPC, Inc.	900	(10,755)
Sanchez Energy Corp.	95,800	(412,898)
Schlumberger Ltd. (b)	4,956	(345,681)
Seventy Seven Energy, Inc.	35,400	(37,170)
Spectra Energy Corp.	1,700	(40,698)
Synergy Resources Corp.	32,400	(276,048)
Targa Resources Corp.	16,600	(449,196)
Thermon Group Holdings, Inc.	1,300	(21,996)
Tidewater, Inc.	35,800	(249,168)
Triangle Petroleum Corp.	41,400	(31,878)
W&T Offshore, Inc.	79,000	(182,490)
Warren Resources, Inc.	1,600	(336)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Westmoreland Coal Co.	33,800	$(198,744)

		(26,445,586)

Passenger Transportation — (0.1)%
Allegiant Travel Co.	300	(50,349)
JetBlue Airways Corp.	84,600	(1,916,190)
Republic Airways Holdings, Inc.	75,700	(297,501)

		(2,264,040)

Real Estate — (1.0)%
American Campus Communities, Inc.	8,700	(359,658)
American Homes 4 Rent	86,900	(1,447,754)
Ashford Hospitality Trust, Inc.	41,000	(258,710)
AvalonBay Communities, Inc.	21,400	(3,940,382)
Bluerock Residential Growth REIT, Inc.	8,900	(105,465)
Camden Property Trust	13,600	(1,043,936)
Campus Crest Communities, Inc.	10,500	(71,400)
Chatham Lodging Trust	4,000	(81,920)
Chesapeake Lodging Trust	1,700	(42,772)
Colony Starwood Homes REIT	802	(18,157)
Columbia Property Trust, Inc.	16,600	(389,768)
Communications Sales & Leasing, Inc.	11,000	(205,590)
CoreSite Realty Corp.	400	(22,688)
CyrusOne, Inc.	32,800	(1,228,360)
DCT Industrial Trust, Inc.	22,400	(837,088)
Douglas Emmett, Inc.	32,400	(1,010,232)
Easterly Government Properties, Inc.	100	(1,718)
Education Realty Trust, Inc.	37,166	(1,407,848)
Equinix, Inc.	27	(8,165)
Farmland Partners, Inc.	2,700	(29,619)
Federal Realty Investment Trust	5,700	(832,770)
Forestar Group, Inc.	300	(3,282)
Global Net Lease, Inc.	4,900	(38,955)
Government Properties Income Trust	49,200	(780,804)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,400	(45,408)
Healthcare Realty Trust, Inc.	27,600	(781,632)
Healthcare Trust of America, Inc. Class A	14,200	(382,974)
Hersha Hospitality Trust	7,400	(161,024)
Highwoods Properties, Inc.	27,900	(1,216,440)
Independence Realty Trust, Inc.	1,000	(7,510)
Kennedy-Wilson Holdings, Inc.	1,500	(36,120)
Kite Realty Group Trust	16,200	(420,066)
LaSalle Hotel Properties	29,800	(749,768)
Mack-Cali Realty Corp.	300	(7,005)
Marcus & Millichap, Inc.	100	(2,914)
Medical Properties Trust, Inc.	28,700	(330,337)
Mid-America Apartment Communities, Inc.	6,200	(563,022)
New Senior Investment Group, Inc.	64,800	(638,928)
New York REIT, Inc.	6,100	(70,150)
NorthStar Realty Finance Corp.	305,050	(5,195,002)
Omega Healthcare Investors, Inc.	40	(1,399)
Parkway Properties Inc/Md	9,300	(145,359)
Pebblebrook Hotel Trust	5,400	(151,308)
Pennsylvania REIT	17,000	(371,790)
Physicians Realty Trust	41,300	(696,318)
Piedmont Office Realty Trust, Inc. Class A	20,200	(381,376)
Public Storage	21,300	(5,276,010)
Realty Income Corp.	66,000	(3,407,580)
Regency Centers Corp.	11,600	(790,192)
Ryman Hospitality Properties, Inc.	1,000	(51,640)
Seritage Growth Properties	500	(20,110)
STAG Industrial, Inc.	31,300	(577,485)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
STORE Capital Corp.	7,400	$(171,680)
Sunstone Hotel Investors, Inc.	11,377	(142,099)
UDR, Inc.	10,300	(386,971)
Vereit, Inc. REIT	339,100	(2,685,672)
Washington Real Estate Investment Trust	1,400	(37,884)

		(40,070,214)

Recreation Facilities & Services — (0.0)%
AMC Entertainment Holdings, Inc. Class A	100	(2,400)
Carmike Cinemas, Inc.	400	(9,176)
SFX Entertainment, Inc.	3,600	(684)
Vail Resorts, Inc.	200	(25,598)

		(37,858)

Renewable Energy — (0.4)%
Ascent Solar Technologies, Inc.	38,002	(5,544)
Enphase Energy, Inc.	13,300	(46,683)
FuelCell Energy, Inc.	11,858	(58,816)
Gevo, Inc.	30,506	(18,914)
Green Plains, Inc.	10,400	(238,160)
Pacific Ethanol, Inc.	7,100	(33,938)
Plug Power, Inc.	224,400	(473,484)
Real Goods Solar, Inc. Class A	100	(64)
REX American Resources Corp.	700	(37,849)
Silver Spring Networks, Inc.	2,300	(33,143)
Solar3D, Inc.	3,000	(11,100)
SolarCity Corp.	183,400	(9,357,068)
Solazyme, Inc.	8,100	(20,088)
SunEdison, Inc.	585,000	(2,977,650)
SunPower Corp.	1,700	(51,017)
Vivint Solar, Inc.	19,200	(183,552)

		(13,547,070)

Retail—Consumer Staples — (0.6)%
Big Lots, Inc.	1,600	(61,664)
Casey’s General Stores, Inc.	1,400	(168,630)
Costco Wholesale Corp.	1,100	(177,650)
CVS Health Corp. (b)	75,060	(7,338,616)
Dollar General Corp.	200	(14,374)
Dollar Tree, Inc.	27,900	(2,154,438)
Fairway Group Holdings Corp.	3,900	(2,575)
Five Below, Inc.	14,600	(468,660)
Fresh Market, Inc. (b)	5,215	(122,135)
Natural Grocers by Vitamin Cottage, Inc.	100	(2,037)
Ollie’s Bargain Outlet Holdings, Inc.	600	(10,206)
PriceSmart, Inc.	300	(24,897)
Rite Aid Corp.	21,600	(169,344)
Wal-Mart Stores, Inc. (b)	35,940	(2,203,122)
Walgreens Boots Alliance, Inc. (b)	75,000	(6,386,625)
Whole Foods Market, Inc. (b)	118,610	(3,973,435)

		(23,278,408)

Retail Discretionary — (1.4)%
Abercrombie & Fitch Co. Class A	111,300	(3,005,100)
Advance Auto Parts, Inc.	78,700	(11,845,137)
Ascena Retail Group, Inc.	5,800	(57,130)
Barnes & Noble, Inc.	22,400	(195,104)
bebe stores, Inc.	5,400	(3,051)
Bed Bath & Beyond, Inc.	2,400	(115,800)
Bon-Ton Stores, Inc.	8,500	(17,850)
Boot Barn Holdings, Inc.	12,000	(147,480)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Buckle, Inc.	18,200	$(560,196)
Build-A-Bear Workshop, Inc.	1,800	(22,032)
Burlington Stores, Inc.	27,300	(1,171,170)
Cabela’s, Inc.	53,200	(2,486,036)
CarMax, Inc.	3,300	(178,101)
Cato Corp. Class A	700	(25,774)
Chegg, Inc.	100	(673)
Chico’s FAS, Inc.	75,300	(803,451)
Children’s Place, Inc.	18,800	(1,037,760)
Coach, Inc.	77,500	(2,536,575)
Conn’s, Inc.	200	(4,694)
Container Store Group, Inc.	6,000	(49,200)
DSW, Inc. Class A (b)	55,320	(1,319,935)
Etsy, Inc.	13,000	(107,380)
Finish Line, Inc. Class A	2,900	(52,432)
First Cash Financial Services, Inc.	100	(3,743)
Foot Locker, Inc. (b)	5,950	(387,285)
Francesca’s Holdings Corp.	34,500	(600,645)
Freshpet, Inc.	1,700	(14,433)
GameStop Corp. Class A	27,300	(765,492)
Gap, Inc.	89,600	(2,213,120)
Genesco, Inc.	500	(28,415)
Guess?, Inc.	59,400	(1,121,472)
Hibbett Sports, Inc. (b)	13,980	(422,755)
Kohl’s Corp. (b)	10,985	(523,216)
L Brands, Inc.	900	(86,238)
Lithia Motors, Inc. Class A	8,100	(864,027)
Lululemon Athletica, Inc.	6,700	(351,549)
Lumber Liquidators Holdings, Inc. (b)	6,570	(114,055)
Mattress Firm Holding Corp.	100	(4,463)
Men’s Wearhouse, Inc.	52,800	(775,104)
Monro Muffler Brake, Inc.	12,900	(854,238)
Net Element International, Inc.	6,600	(1,232)
Netflix, Inc.	11,300	(1,292,494)
O’Reilly Automotive, Inc.	8,400	(2,128,728)
Overstock.com, Inc.	200	(2,456)
Pacific Sunwear of California, Inc.	900	(217)
Party City Holdco, Inc.	1,900	(24,529)
Penske Automotive Group, Inc. (b)	2,065	(87,432)
Pier 1 Imports, Inc.	106,600	(542,594)
Restoration Hardware Holdings, Inc.	2,600	(206,570)
Ross Stores, Inc.	94,700	(5,095,807)
Rush Enterprises, Inc. Class A	200	(4,378)
Sears Holdings Corp.	50,900	(1,046,504)
Sonic Automotive, Inc. Class A (b)	19,055	(433,692)
Stage Stores, Inc.	3,000	(27,330)
Tiffany & Co. (b)	10,350	(789,602)
TJX Cos., Inc.	78,200	(5,545,162)
Tractor Supply Co.	600	(51,300)
Urban Outfitters, Inc. (b)	5,270	(119,892)
Wayfair, Inc. Class A	6,300	(300,006)
Williams-Sonoma, Inc. (b)	1,805	(105,430)

		(52,677,666)

Semiconductors — (0.2)%
Advanced Micro Devices, Inc.	465,800	(1,336,846)
Ambarella, Inc.	11,800	(657,732)
Analog Devices, Inc. (b)	7,355	(406,879)
Applied Materials, Inc. (b)	12,000	(224,040)
Applied Optoelectronics, Inc.	5,000	(85,800)
Cypress Semiconductor Corp.	222,335	(2,181,106)
Inphi Corp.	1,200	(32,424)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Intel Corp. (b)	5,470	$(188,441)
IPG Photonics Corp. (b)	6,760	(602,722)
Linear Technology Corp. (b)	4,000	(169,880)
MaxLinear, Inc. Class A	40	(589)
Microchip Technology, Inc.	16,076	(748,177)
Microsemi Corp.	200	(6,518)
Monolithic Power Systems, Inc.	5,800	(369,518)
NeoPhotonics Corp.	1,500	(16,290)
NVIDIA Corp.	67,100	(2,211,616)
Pixelworks, Inc.	10,500	(24,990)
Power Integrations, Inc.	100	(4,863)
Qorvo, Inc.	23	(1,171)
QuickLogic Corp.	5,000	(5,650)
Rubicon Technology, Inc.	1,000	(1,140)
Skyworks Solutions, Inc.	400	(30,732)
Synaptics, Inc.	800	(64,272)
Universal Display Corp.	100	(5,444)
Xilinx, Inc.	100	(4,697)

		(9,381,537)

Software — (0.6)%
2U, Inc.	10,500	(293,790)
ACI Worldwide, Inc.	1,600	(34,240)
Activision Blizzard, Inc.	40,400	(1,563,884)
Amber Road, Inc.	2,200	(11,198)
ANSYS, Inc.	2,800	(259,000)
Appfolio, Inc.	100	(1,460)
Aspen Technology, Inc.	3,200	(120,832)
Avid Technology, Inc.	3,100	(22,599)
Barracuda Networks, Inc.	2,200	(41,096)
Benefitfocus, Inc.	3,100	(112,809)
CA, Inc. (b)	19,945	(569,629)
Castlight Health, Inc. Class B	16,700	(71,309)
CDK Global, Inc.	100	(4,747)
Cerner Corp. (b)	139,840	(8,414,173)
Datawatch Corp.	800	(4,784)
Demandware, Inc.	12,500	(674,625)
Digital Turbine, Inc.	3,100	(4,123)
Envestnet, Inc.	9,400	(280,590)
FireEye, Inc. (b)	154,055	(3,195,101)
FleetMatics Group PLC	8,400	(426,636)
Glu Mobile, Inc.	100,000	(243,000)
Guidewire Software, Inc.	2,900	(174,464)
Hortonworks, Inc.	3,000	(65,700)
Imperva, Inc.	400	(25,324)
inContact, Inc.	4,000	(38,160)
Inovalon Holdings, Inc.	200	(3,400)
Jack Henry & Associates, Inc.	28,900	(2,255,934)
KEYW Holding Corp.	700	(4,214)
LogMeIn, Inc.	2,000	(134,200)
Manhattan Associates, Inc.	8,800	(582,296)
Microsoft Corp.	1,100	(61,028)
MobileIron, Inc.	4,300	(15,523)
OPOWER, Inc.	4,600	(48,576)
Oracle Corp. (b)	15,735	(574,799)
Paycom Software, Inc.	18,400	(692,392)
Paylocity Holding Corp.	1,900	(77,045)
Press Ganey Holdings, Inc.	1,100	(34,705)
Proofpoint, Inc.	7,500	(487,575)
PROS Holdings, Inc. (b)	30,175	(695,232)
Qualys, Inc.	800	(26,472)
Rapid7, Inc.	5,700	(86,241)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Red Hat, Inc.	100	$(8,281)
Rosetta Stone, Inc.	1,700	(11,373)
SPS Commerce, Inc.	400	(28,084)
SS&C Technologies Holdings, Inc.	1,100	(75,097)
Synchronoss Technologies, Inc.	100	(3,523)
Textura Corp.	1,600	(34,528)
TubeMogul, Inc.	7,700	(104,720)
Tyler Technologies, Inc.	6,300	(1,098,216)
Varonis Systems, Inc.	3,100	(58,280)
VirnetX Holding Corp.	18,300	(47,031)
VMware, Inc. Class A (b)	398	(22,515)
Vringo, Inc.	3,250	(8,027)
Workday, Inc. Class A (b)	5,610	(447,005)

		(24,379,585)

Specialty Finance — (0.5)%
Air Lease Corp.	100	(3,348)
Alliance Data Systems Corp.	45	(12,446)
Ally Financial, Inc.	202,800	(3,780,192)
Altisource Portfolio Solutions SA	16,200	(450,522)
Apollo Residential Mortgage, Inc.	19,400	(231,830)
Ares Commercial Real Estate Corp.	1,500	(17,160)
Arlington Asset Investment Corp. Class A	10,300	(136,269)
ARMOUR Residential REIT, Inc.	44,162	(960,965)
Blackhawk Network Holdings, Inc.	1,600	(70,736)
Cardtronics, Inc.	400	(13,460)
CIT Group, Inc. (b)	2,840	(112,748)
Encore Capital Group, Inc.	17,200	(500,176)
Euronet Worldwide, Inc.	700	(50,701)
Everi Holdings, Inc.	1,200	(5,268)
First American Financial Corp.	6,300	(226,170)
Fiserv, Inc.	22,200	(2,030,412)
FNFV Group	33	(370)
Green Dot Corp. Class A	5,300	(87,026)
Heartland Payment Systems, Inc.	1,600	(151,712)
Impac Mortgage Holdings, Inc.	100	(1,800)
Invesco Mortgage Capital, Inc.	129,467	(1,604,096)
JAVELIN Mortgage Investment Corp.	4,500	(28,215)
JG Wentworth Co. Class A	2,600	(4,680)
LendingClub Corp.	159,300	(1,760,265)
Nationstar Mortgage Holdings, Inc.	96,300	(1,287,531)
New York Mortgage Trust, Inc.	14,100	(75,153)
Ocwen Financial Corp.	163,600	(1,140,292)
Orchid Island Capital, Inc.	28,300	(281,019)
PayPal Holdings, Inc.	19,300	(698,660)
PHH Corp.	19,600	(317,520)
PRA Group, Inc.	4,100	(142,229)
RAIT Financial Trust	49,600	(133,920)
Resource Capital Corp. REIT	20,000	(255,200)
Santander Consumer USA Holdings, Inc.	21,400	(339,190)
SLM Corp.	90,400	(589,408)
Stonegate Mortgage Corp.	1,200	(6,540)
Total System Services, Inc.	3,200	(159,360)
Visa, Inc. A Shares	100	(7,755)
Walter Investment Management Corp.	16,300	(231,786)
Western Asset Mortgage Capital Corp.	52,800	(539,616)
Western Union Co.	100	(1,791)
WEX, Inc. (b)	7,555	(667,862)

		(19,115,399)

Technology Services — (0.3)%
Accenture PLC Class A	4,800	(501,600)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Booz Allen Hamilton Holding Corp.	700	$(21,595)
Computer Sciences Corp.	1,200	(39,216)
CoStar Group, Inc.	500	(103,345)
DST Systems, Inc.	2,500	(285,150)
EPAM Systems, Inc.	1,000	(78,620)
Equifax, Inc.	7,700	(857,549)
FactSet Research Systems, Inc.	3,000	(487,710)
Fair Isaac Corp.	8,600	(809,948)
Gartner, Inc.	3,300	(299,310)
International Business Machines Corp. (b)	4,935	(679,155)
MarketAxess Holdings, Inc.	7,500	(836,925)
MAXIMUS, Inc.	17,100	(961,875)
Paychex, Inc.	11,000	(581,790)
Rentrak Corp.	1,800	(85,554)
Spherix, Inc.	500	(73)
Thomson Reuters Corp.	51,500	(1,949,275)
Verisk Analytics, Inc. Class A	60,500	(4,651,240)

		(13,229,930)

Telecommunications — (0.1)%
AT&T, Inc.	19	(654)
CenturyLink, Inc. (b)	3,605	(90,702)
Global Eagle Entertainment, Inc.	3,000	(29,610)
Globalstar, Inc.	148,300	(213,552)
Gogo, Inc.	2,100	(37,380)
GTT Communications, Inc.	1,100	(18,766)
HC2 Holdings, Inc.	600	(3,174)
Intelsat SA	3,700	(15,392)
Iridium Communications, Inc.	12,600	(105,966)
j2 Global, Inc.	2,000	(164,640)
Level 3 Communications, Inc.	1,280	(69,581)
Sprint Corp.	189,800	(687,076)
Straight Path Communications, Inc.	10,500	(179,970)
Verizon Communications, Inc. (b)	2,510	(116,012)
Voltari Corp.	4,700	(23,500)
WidePoint Corp.	1,300	(903)
Windstream Holdings, Inc.	56,600	(364,504)

		(2,121,382)

Transportation & Logistics — (0.1)%
Dorian LPG Ltd.	1,600	(18,832)
Eagle Bulk Shipping, Inc.	1,200	(4,224)
Echo Global Logistics, Inc.	2,700	(55,053)
Genesee & Wyoming, Inc. Class A	200	(10,738)
Hornbeck Offshore Services, Inc.	900	(8,946)
Kansas City Southern	200	(14,934)
Knight Transportation, Inc.	1,500	(36,345)
Macquarie Infrastructure Co. LLC	18,700	(1,357,620)
Nordic American Tankers Ltd.	60,700	(943,278)
Odyssey Marine Exploration, Inc.	800	(216)
Scorpio Bulkers, Inc.	900	(8,901)
XPO Logistics, Inc.	37,300	(1,016,425)

		(3,475,512)

Transportation Equipment — (0.0)%
Clean Diesel Technologies, Inc.	13,100	(12,314)
Cummins, Inc. (b)	1,490	(131,135)
Navistar International Corp.	116,300	(1,028,092)

		(1,171,541)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Shares	Value
Utilities — (0.3)%
Allete, Inc.	3,200	$(162,656)
Alliant Energy Corp.	2,600	(162,370)
American States Water Co., Inc.	3,400	(142,630)
American Water Works Co., Inc.	6,700	(400,325)
Aqua America, Inc.	24,500	(730,100)
Atlantic Power Corp.	39,400	(77,618)
Calpine Corp.	500	(7,235)
Dynegy, Inc.	110,400	(1,479,360)
Eversource Energy	200	(10,214)
Genie Energy Ltd. Class B	2,000	(22,300)
Great Plains Energy, Inc.	26,700	(729,177)
IDACORP, Inc.	200	(13,600)
Laclede Group, Inc.	12,100	(718,861)
NorthWestern Corp.	19,000	(1,030,750)
NRG Energy, Inc.	90,500	(1,065,185)
ONE Gas, Inc.	1,500	(75,255)
Ormat Technologies, Inc.	100	(3,647)
Pattern Energy Group, Inc.	65,700	(1,373,787)
Piedmont Natural Gas Co., Inc.	1,900	(108,338)
PNM Resources, Inc.	200	(6,114)
SCANA Corp.	4,800	(290,352)
Southwest Gas Corp.	200	(11,032)
TECO Energy, Inc.	6,600	(175,890)
TerraForm Power, Inc.	5,600	(70,448)
WEC Energy Group, Inc.	79,471	(4,077,657)
Westar Energy, Inc.	3,800	(161,158)
WGL Holdings, Inc.	400	(25,196)

		(13,131,255)

Waste & Environmental Service Equipment & Facility — (0.0)%
Cantel Medical Corp.	2,300	(142,922)
Donaldson Co., Inc.	300	(8,598)
Energy Recovery, Inc.	2,700	(19,089)
MagneGas Corp.	4,300	(6,923)
US Ecology, Inc.	300	(10,932)
Vertex Energy, Inc.	600	(660)
Waste Connections, Inc.	1,600	(90,112)

		(279,236)

Total United States		(643,174,312)

TOTAL COMMON STOCK (PROCEEDS $790,490,425)		(747,684,916)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — (0.1)%
France — (0.0)%
Cable & Satellite — (0.0)%
Numericable-SFR SAS, 6.00%, 05/15/22 (b),(e)	$355,000	(346,125)

Total France		(346,125)

United States — (0.1)%
Cable & Satellite — (0.0)%
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.13%, 12/15/21 (b),(e)	797,000	(723,278)

Casinos & Gaming — (0.0)%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (b),(e)	630,000	(566,212)

Exploration & Production — (0.1)%
Oasis Petroleum, Inc., 6.88%, 03/15/22 (b)	1,703,000	(1,106,950)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Security Description	Principal Amount	Value
Publishing & Broadcasting — (0.0)%
Sinclair Television Group, Inc., 5.38%, 04/01/21 (b)	$270,000	$(272,700)

Retail—Consumer Discretionary — (0.0)%
Michaels Stores, Inc., 5.88%, 12/15/20 (b),(e)	429,000	(444,551)

Software & Services — (0.0)%
Italics Merger Sub, Inc., 7.13%, 07/15/23 (b),(e)	568,000	(519,720)

Total United States		(3,633,411)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $4,310,875)		(3,979,536)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — (7.7)%
Alerian MLP ETF	22,648	(272,908)
Consumer Staples Select Sector SPDR Fund	264,246	(13,341,781)
Financial Select Sector SPDR Fund	326,542	(7,765,169)
Health Care Select Sector SPDR Fund (b)	339,710	(24,476,105)
iShares iBoxx $ Investment Grade Corporate Bond ETF	36,203	(4,127,504)
iShares Nasdaq Biotechnology ETF (b)	82,183	(27,804,974)
iShares Russell 2000 ETF (b)	238,362	(26,818,109)
iShares U.S. Healthcare ETF (b)	41,860	(6,279,419)
iShares U.S. Healthcare Providers ETF (b)	38,160	(4,744,814)
Powershares QQQ Trust Series 1	78,862	(8,821,503)
SPDR S&P 500 ETF Trust (b)	696,976	(142,106,437)
SPDR S&P Bank ETF	103,575	(3,502,906)
SPDR S&P Biotech ETF (b)	114,640	(8,033,971)
SPDR S&P Regional Banking ETF	216,793	(9,087,963)
Vanguard FTSE Developed Markets ETF	312,176	(11,463,103)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $294,423,461)		(298,646,666)

TOTAL SECURITIES SOLD SHORT — (27.0)% (PROCEEDS $1,089,224,761)		$(1,050,311,118)

Footnote Legend:

(a)	Non-income producing.
(b)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(c)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. In addition “Other Assets” may include pending sales that are also on loan.
(e)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(f)	Variable/floating interest rate security. Rate presented is as of December 31, 2015.
(g)	Security considered illiquid.
(h)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(j)	Security is perpetual in nature and has no stated maturity.
(k)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of December 31, 2015. Maturity date presented is the ultimate maturity.
(l)	When issued or delayed delivery security included.
(m)	Rate disclosed, the 7 day net yield, is as of December 31, 2015.
(n)	Non-interest bearing bond.
(o)	Approximates cost for federal tax purposes.
(p)	Assets, other than investments in securities, less liabilities other than securities sold short.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Options Written Contracts Outstanding at December 31, 2015

	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
Electrolux AB	290.00 SEK	03/18/16	1,022	$(93,742)	$—	$93,742
iShares 20+ Year Treasury Bond	126.00 USD	02/19/16	675	(86,539)	(35,100)	51,439
Shire PLC	285.00 USD	01/15/16	165	(94,558)	—	94,558
Time Warner Cable, Inc.	210.00 USD	01/15/16	374	(100,691)	(20,196)	80,495

				$(375,530)	$(55,296)	$320,234

Exchange-Traded Put Options Written
Comerica, Inc.	40.00 USD	04/15/16	229	$(27,699)	$(46,487)	$(18,788)
Imperial Tobacco Group PLC	34.00 GBP	01/15/16	39	(33,721)	(13,798)	19,923
iShares Russell 2000 ETF	90.00 USD	05/20/16	808	(79,149)	(74,740)	4,409
iShares Russell 2000 ETF	99.00 USD	03/18/16	657	(76,840)	(61,101)	15,739
S&P 500 Index	1,750.00 USD	03/18/16	49	(92,951)	(53,900)	39,051
S&P 500 Index	1,775.00 USD	03/18/16	95	(161,211)	(121,600)	39,611

				$(471,571)	$(371,626)	$99,945

	Counterparty	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options Written
Valeant Pharmaceuticals International	Morgan Stanley & Co. International plc	125.00 USD	06/17/16	87,500	$(467,250)	$(780,687)	$(313,437)

OTC Put Options Written
Financial Select Sector SPDR	Morgan Stanley & Co. International plc	18.00 USD	04/13/16	651,100	$(77,859)	$(8,738)	$69,121

Total Options Written Outstanding					$(1,392,210)	$(1,216,347)	$175,863

Reverse Repurchase Agreements Outstanding at December 31, 2015

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	1.33%	09/28/15	01/04/16	$4,210,000	$4,224,776
BNP Paribas Securities Corp.	1.83%	09/28/15	01/04/16	997,000	1,001,815
BNP Paribas Securities Corp.	1.99%	11/09/15	02/08/16	4,240,000	4,252,431
Credit Suisse Securities (USA) LLC	1.73%	11/04/15	02/04/16	964,000	966,693
Credit Suisse Securities (USA) LLC	2.07%	12/29/15	01/29/16	1,017,000	1,017,117
Credit Suisse Securities (USA) LLC	2.09%	12/18/15	02/16/16	12,792,000	12,802,399
Credit Suisse Securities (USA) LLC	2.11%	11/16/15	02/16/16	4,860,000	4,873,128
Credit Suisse Securities (USA) LLC	2.11%	11/16/15	02/16/16	5,472,000	5,486,782
Credit Suisse Securities (USA) LLC	2.13%	12/17/15	03/16/16	8,415,000	8,422,453
Credit Suisse Securities (USA) LLC	2.17%	12/14/15	01/20/16	473,000	473,512
Credit Suisse Securities (USA) LLC	2.17%	10/20/15	01/20/16	836,000	839,674
Credit Suisse Securities (USA) LLC	2.17%	10/20/15	01/20/16	1,482,000	1,488,513
Credit Suisse Securities (USA) LLC	2.17%	10/20/15	01/20/16	220,000	220,967
Credit Suisse Securities (USA) LLC	2.17%	10/20/15	01/20/16	1,211,000	1,216,322
Credit Suisse Securities (USA) LLC	2.17%	10/20/15	01/20/16	1,469,000	1,475,456
Credit Suisse Securities (USA) LLC	2.17%	10/20/15	01/20/16	355,000	356,560
Credit Suisse Securities (USA) LLC	2.17%	10/20/15	01/20/16	1,241,000	1,246,454
Credit Suisse Securities (USA) LLC	2.17%	10/20/15	01/20/16	589,000	591,588
Credit Suisse Securities (USA) LLC	2.17%	10/20/15	01/20/16	744,000	747,270
Credit Suisse Securities (USA) LLC	2.17%	10/22/15	01/22/16	2,700,000	2,711,555
Credit Suisse Securities (USA) LLC	2.17%	10/22/15	01/22/16	4,153,000	4,170,773
Credit Suisse Securities (USA) LLC	2.27%	12/22/15	01/25/16	890,000	890,448
Credit Suisse Securities (USA) LLC	2.27%	12/22/15	01/25/16	1,998,000	1,999,007
Credit Suisse Securities (USA) LLC	2.36%	12/15/15	03/15/16	2,522,000	2,524,813
Credit Suisse Securities (USA) LLC	2.46%	12/15/15	03/15/16	591,000	591,687

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
JPMorgan Chase Bank, N.A.	1.78%	12/03/15	03/01/16	$1,606,000	$1,608,302
JPMorgan Chase Bank, N.A.	1.87%	11/25/15	02/18/16	2,993,000	2,997,964
JPMorgan Chase Bank, N.A.	1.87%	11/17/15	02/18/16	1,436,000	1,439,276
JPMorgan Chase Bank, N.A.	2.07%	11/17/15	02/18/16	1,468,000	1,471,708
JPMorgan Chase Bank, N.A.	2.12%	12/22/15	01/21/16	1,365,000	1,365,804
JPMorgan Chase Bank, N.A.	2.17%	10/20/15	01/20/16	1,365,000	1,370,998
JPMorgan Chase Bank, N.A.	2.27%	12/17/15	03/18/16	1,674,000	1,675,477
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.87%	10/29/15	01/29/16	1,478,000	1,482,913
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.92%	10/14/15	01/14/16	865,000	868,645
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.92%	10/30/15	01/29/16	1,200,000	1,204,032
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.98%	11/23/15	02/23/16	7,750,000	7,766,624
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.98%	11/05/15	02/05/16	543,000	544,702
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.99%	11/06/15	02/05/16	1,950,000	1,956,036
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.99%	11/06/15	02/05/16	1,273,000	1,276,941
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.99%	11/06/15	02/05/16	1,440,000	1,444,458
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.02%	12/07/15	01/08/16	1,392,000	1,393,953
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.02%	10/13/15	01/13/16	426,000	427,912
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.02%	10/13/15	01/13/16	1,976,000	1,984,870
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.02%	10/19/15	01/19/16	109,000	109,565
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.02%	10/19/15	01/19/16	136,000	136,528
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.02%	12/07/15	01/08/16	801,000	802,124
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.02%	10/26/15	01/26/16	1,748,000	1,754,572
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.02%	10/05/15	01/05/16	1,040,000	1,045,135
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.02%	10/26/15	01/26/16	1,407,000	1,412,290
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.02%	12/07/15	01/08/16	3,395,000	3,399,762
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.04%	12/16/15	01/15/16	447,000	447,405
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.04%	12/16/15	01/15/16	1,460,000	1,461,324
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.06%	12/18/15	01/19/16	290,000	290,232
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.07%	10/27/15	01/27/16	6,643,000	6,668,210
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.07%	10/27/15	01/27/16	5,167,000	5,186,609
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.07%	12/07/15	01/08/16	991,000	992,425
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.07%	10/28/15	01/28/16	5,143,000	5,162,222
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.07%	10/28/15	01/28/16	15,956,000	16,015,636
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.07%	10/28/15	01/28/16	7,460,000	7,487,882
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.12%	12/23/15	01/25/16	1,094,000	1,094,580
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.17%	12/23/15	01/25/16	201,000	201,109
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.17%	12/23/15	01/25/16	1,523,000	1,523,826
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.28%	12/18/15	03/18/16	2,765,000	2,767,452
Royal Bank of Canada	1.42%	10/27/15	01/27/16	2,461,000	2,467,420
Royal Bank of Canada	1.43%	09/30/15	01/04/16	5,180,000	5,199,090
Royal Bank of Canada	1.43%	11/05/15	02/05/16	1,120,000	1,122,542
Royal Bank of Canada	1.51%	09/10/15	01/11/16	923,000	927,368
Royal Bank of Canada	1.51%	09/10/15	01/11/16	1,152,000	1,157,451
Royal Bank of Canada	1.51%	09/10/15	01/11/16	2,223,000	2,233,519
Royal Bank of Canada	1.58%	10/05/15	01/07/16	3,705,000	3,719,338
Royal Bank of Canada	1.62%	08/17/15	02/17/16	1,912,000	1,923,777
Royal Bank of Canada	1.67%	10/19/15	04/20/16	709,000	711,399
Royal Bank of Canada	1.69%	08/05/15	02/05/16	951,000	957,643
Royal Bank of Canada	1.79%	11/10/15	05/12/16	694,000	695,727
Royal Bank of Canada	1.81%	11/20/15	05/23/16	3,063,000	3,069,012
Royal Bank of Canada	1.81%	11/20/15	05/23/16	2,787,000	2,792,470
Royal Bank of Canada	1.81%	11/20/15	05/23/16	479,000	479,940
Royal Bank of Canada	1.82%	07/28/15	01/27/16	9,014,000	9,085,534
Royal Bank of Canada	1.83%	12/07/15	06/07/16	997,000	998,270
Royal Bank of Canada	1.83%	12/07/15	06/07/16	501,000	501,638
Royal Bank of Canada	1.84%	08/06/15	02/08/16	518,000	521,909
Royal Bank of Canada	1.86%	09/10/15	01/11/16	803,000	807,682
Royal Bank of Canada	1.86%	09/10/15	01/11/16	1,100,000	1,106,414
Royal Bank of Canada	1.97%	11/05/15	05/06/16	625,000	626,813

Total Reverse Repurchase Agreements Outstanding				$195,334,000	$195,936,652

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Futures Contracts Outstanding at December 31, 2015

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Long Futures
Amsterdam Index	13	Euronext	1,115,432 EUR	01/15/16	$36,273
Australian 10-Year Bond	2,198	SFE	278,529,467 AUD	03/15/16	276,830
Brent Crude	9	ICE	364,873 USD	01/14/16	(29,353)
Brent Crude	73	ICE	2,702,187 USD	01/29/16	47,723
CAC40 10 Euro	414	Euronext	18,950,170 EUR	01/15/16	275,187
Canada 10-Year Bond	925	CDE	128,601,816 CAD	03/21/16	1,310,930
Cocoa	564	ICE	18,583,245 USD	03/15/16	(473,205)
Coffee	22	ICE	993,195 USD	03/18/16	52,080
Copper	8	COMEX	412,917 USD	03/29/16	14,083
Corn	232	CBOT	4,449,261 USD	07/14/16	(151,461)
Cotton No. 2	846	ICE	26,482,210 USD	03/08/16	285,230
DAX Index	35	Eurex	9,079,825 EUR	03/18/16	375,662
Euro FX	171	CME	23,597,500 USD	03/14/16	(328,675)
Euro Stoxx 50	277	Eurex	8,895,301 EUR	03/18/16	212,828
Euro-BTP	1,034	Eurex	144,145,687 EUR	03/08/16	(1,669,690)
Euro-Bund	119	Eurex	18,885,387 EUR	03/08/16	(100,967)
FTSE 100 Index	19	ICE	1,126,823 GBP	03/18/16	74,886
FTSE/JSE Top 40	34	Safex	15,016,035 ZAR	03/17/16	46,327
FTSE/MIB Index	9	IDEM	945,990 EUR	03/18/16	20,540
Gasoline RBOB	168	NYMEX	8,848,842 USD	01/29/16	119,334
Gold 100 Oz	218	COMEX	23,284,866 USD	02/25/16	(172,506)
H-Shares Index	19	HKFE	9,450,937 HKD	01/28/16	(29,830)
Hang Seng Index	36	HKFE	39,686,116 HKD	01/28/16	(32,015)
IBEX 35 Index	233	MEFF	22,292,328 EUR	01/15/16	(104,381)
Japanese Yen Currency	346	CME	35,777,628 USD	03/14/16	260,434
Live Cattle	229	CME	12,174,574 USD	04/29/16	463,936
Mex Bolsa Index	177	MexDer	75,909,314 MXN	03/18/16	25,920
MSCI Singapore Index	38	SGX	1,219,100 SGD	01/28/16	7,462
MSCI Taiwan Index	51	SGX	1,567,628 USD	01/28/16	(15,188)
Natural Gas	27	NYMEX	503,318 USD	01/27/16	127,672
NY Harbor ULSD	228	NYMEX	11,368,051 USD	01/29/16	(605,584)
OMXS30 Index	789	Nasdaq OMX	111,647,149 SEK	01/15/16	308,010
Platinum	8	NYMEX	337,986 USD	04/27/16	19,294
Russell 2000 Mini	10	ICE	1,137,120 USD	03/18/16	(5,620)
S&P 500 E-Mini	138	CME	13,920,975 USD	03/18/16	123,285
S&P/TSX 60 Index	23	CDE	3,468,338 CAD	03/17/16	22,983
Silver	6	COMEX	421,903 USD	03/29/16	(7,813)
Soybean Meal	652	CBOT	18,175,420 USD	03/14/16	(864,821)
SPI 200	456	SFE	56,318,926 AUD	03/17/16	2,631,244
Sugar 11	470	ICE	7,507,035 USD	04/29/16	346,853
Sugar 11	197	ICE	3,262,423 USD	02/29/16	100,131
Swiss Franc Currency	132	CME	16,787,174 USD	03/14/16	(234,374)
Swiss Market Index	75	Eurex	6,337,657 CHF	03/18/16	221,489
TOPIX Index	75	OSE	1,177,247,575 JPY	03/10/16	(138,297)
U.S. Treasury 10-Year Note	933	CBOT	117,889,664 USD	03/21/16	(419,133)
WTI Crude	46	NYMEX	2,330,666 USD	11/21/16	(314,486)
WTI Crude	8	NYMEX	295,146 USD	01/20/16	1,174
WTI Crude	46	NYMEX	2,212,938 USD	05/20/16	(340,278)

					$1,770,123

Short Futures
90 Day Eurodollar	68	CME	16,733,420 USD	06/19/17	$(6,480)
90 Day Eurodollar	5	CME	1,215,045 USD	06/15/20	(4,330)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
90 Day Eurodollar	126	CME	31,283,709 USD	03/14/16	$15,234
90 Day Eurodollar	109	CME	26,966,352 USD	09/19/16	6,565
90 Day Eurodollar	80	CME	19,748,118 USD	12/19/16	(5,883)
90 Day Eurodollar	58	CME	14,232,868 USD	12/18/17	(9,757)
90 Day Eurodollar	58	CME	14,255,689 USD	09/18/17	(4,336)
90 Day Eurodollar	54	CME	13,237,899 USD	03/19/18	(10,326)
90 Day Eurodollar	11	CME	2,671,822 USD	12/16/19	(13,553)
90 Day Eurodollar	13	CME	3,162,867 USD	09/16/19	(12,708)
90 Day Eurodollar	74	CME	18,235,786 USD	03/13/17	(8,914)
90 Day Eurodollar	46	CME	11,265,732 USD	06/18/18	(10,018)
90 Day Eurodollar	43	CME	10,527,302 USD	09/17/18	(4,473)
90 Day Eurodollar	10	CME	2,431,599 USD	03/16/20	(8,401)
90 Day Eurodollar	11	CME	2,684,703 USD	03/18/19	(5,622)
90 Day Eurodollar	16	CME	3,907,253 USD	12/17/18	(8,347)
90 Day Eurodollar	13	CME	3,167,829 USD	06/17/19	(9,696)
90 Day Eurodollar	1	CME	241,960 USD	03/15/21	(1,540)
90 Day Eurodollar	3	CME	731,467 USD	09/14/20	217
90 Day Eurodollar	114	CME	28,259,796 USD	06/13/16	16,296
AUD/USD Currency	173	CME	12,429,070 USD	03/14/16	(141,110)
Australian 10-Year Bond	134	SFE	16,951,425 AUD	03/15/16	(38,000)
Brent Crude	46	ICE	2,517,243 USD	10/31/16	474,843
Brent Crude	15	ICE	794,495 USD	04/29/16	190,595
Brent Crude	75	ICE	3,306,098 USD	07/29/16	117,848
British Pound Currency	311	CME	29,432,742 USD	03/14/16	793,530
Canadian Currency	370	CME	27,099,098 USD	03/15/16	336,997
CBOE Volatility Index	137	CFE	2,713,679 USD	02/17/16	127,804
DAX Index	75	Eurex	19,686,032 EUR	03/18/16	(555,837)
Euro Stoxx 50	7,826	Eurex	254,840,421 EUR	03/18/16	(2,183,171)
Euro-BOBL	42	Eurex	5,536,402 EUR	03/08/16	52,449
Euro-Bund	212	Eurex	33,910,183 EUR	03/08/16	468,545
Euro-Oat	550	Eurex	83,657,405 EUR	03/08/16	1,227,924
FTSE 100 Index	495	ICE	29,591,349 GBP	03/18/16	(1,605,037)
FTSE/JSE Top 40	545	Safex	243,392,305 ZAR	03/17/16	(568,386)
Gasoline RBOB	18	NYMEX	1,208,467 USD	05/31/16	60,027
Hang Seng Index	1	HKFE	1,104,258 HKD	01/28/16	1,130
Japan 10-Year Bond	653	OSE	97,169,255,225 JPY	03/14/16	(1,280,126)
Lean Hogs	139	CME	3,535,365 USD	04/14/16	(131,455)
Lean Hogs	555	CME	12,667,775 USD	02/12/16	(607,825)
Live Cattle	306	CME	16,203,941 USD	02/29/16	(540,379)
Long Gilt	648	ICE	76,114,277 GBP	03/29/16	659,434
Low Sulphur Gasoil	57	ICE	2,020,379 USD	02/11/16	115,154
Low Sulphur Gasoil	169	ICE	6,856,426 USD	05/12/16	827,351
Nasdaq 100 E-Mini	126	CME	11,522,312 USD	03/18/16	(38,818)
Natural Gas	678	NYMEX	14,332,780 USD	01/27/16	(1,512,080)
Nikkei 225	44	OSE	823,011,500 JPY	03/10/16	(119,044)
NY Harbor ULSD	12	NYMEX	785,602 USD	05/31/16	173,041
NY Harbor ULSD	114	NYMEX	5,857,929 USD	02/29/16	356,996
Platinum	108	NYMEX	4,656,799 USD	04/27/16	(166,481)
S&P 500	13	CME	6,628,562 USD	03/17/16	13,512
S&P 500 E-Mini	2,546	CME	258,574,332 USD	03/18/16	(532,088)
S&P/TSX 60 Index	89	CDE	13,446,403 CAD	03/17/16	(70,548)
SGX CNX Nifty	2,988	SGX	47,396,300 USD	01/28/16	(100,948)
Silver	136	COMEX	9,504,264 USD	03/29/16	118,224
Soybean Oil	710	CBOT	13,375,844 USD	03/14/16	276,344
TOPIX Index	514	OSE	8,019,576,520 JPY	03/10/16	544,336
U.S. Treasury 10-Year Note	470	CBOT	59,371,027 USD	03/21/16	195,090
U.S. Treasury 2-Year Note	62	CBOT	13,480,601 USD	03/31/16	12,069
U.S. Treasury 5-Year Note	9	CBOT	1,066,910 USD	03/31/16	2,027
U.S. Treasury Long Bond	40	CBOT	6,135,259 USD	03/21/16	(14,741)
WTI Crude	124	NYMEX	5,394,119 USD	04/20/16	436,599
WTI Crude	44	NYMEX	1,797,437 USD	01/20/16	167,677

					$(2,542,600)

Total Futures Contracts Outstanding					$(772,477)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Outstanding at December 31, 2015

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	304,544	USD	218,923	Morgan Stanley & Co. International plc	03/21/16	$2,169
AUD	7,560,000	USD	5,455,183	State Street Bank and Trust Company	03/16/16	34,535
AUD	910,000	USD	646,508	JPMorgan Chase Bank, N.A.	01/29/16	15,818
AUD	500,636	USD	358,128	Morgan Stanley & Co. International plc	03/21/16	5,322
AUD	585,877	USD	425,973	Morgan Stanley & Co. International plc	03/21/16	(640)
BRL	1,570,000	USD	406,630	State Street Bank and Trust Company	03/02/16	(16,837)
BRL	47,832,087	USD	12,388,523	State Street Bank and Trust Company	03/02/16	(512,950)
BRL	3,363,000	USD	842,857	State Street Bank and Trust Company	03/02/16	(7,904)
BRL	3,866,000	USD	1,000,000	State Street Bank and Trust Company	03/02/16	(40,164)
BRL	1,901,000	USD	468,573	State Street Bank and Trust Company	03/02/16	3,400
BRL	20,199,721	USD	5,253,504	Morgan Stanley & Co. International plc	01/05/16	(147,729)
BRL	5,718,822	USD	1,488,501	JPMorgan Chase Bank, N.A.	01/05/16	(42,985)
BRL	5,726,000	USD	1,451,642	State Street Bank and Trust Company	03/02/16	(30,012)
CAD	161,874	USD	118,911	Morgan Stanley & Co. International plc	03/16/16	(1,894)
CAD	551,000	USD	402,620	State Street Bank and Trust Company	03/16/16	(4,335)
CHF	1,609,930	USD	1,645,193	Morgan Stanley & Co. International plc	03/21/16	(32,606)
CHF	6,766,000	USD	6,917,140	State Street Bank and Trust Company	03/16/16	(141,495)
CHF	8,469,450	USD	8,580,779	Morgan Stanley & Co. International plc	03/21/16	(97,352)
CHF	8,788,270	USD	8,889,623	Morgan Stanley & Co. International plc	03/21/16	(86,850)
CHF	8,401,108	USD	8,495,081	Morgan Stanley & Co. International plc	03/21/16	(80,108)
CHF	8,627,006	USD	8,760,049	Morgan Stanley & Co. International plc	03/21/16	(118,806)
CZK	104,574,000	USD	4,290,215	State Street Bank and Trust Company	03/16/16	(75,961)
DKK	5,103,760	USD	756,733	Morgan Stanley & Co. International plc	03/21/16	(11,799)
DKK	14,410	USD	2,106	Morgan Stanley & Co. International plc	03/21/16	(3)
DKK	40,610	USD	5,953	Morgan Stanley & Co. International plc	03/21/16	(26)
DKK	199,196	USD	29,388	Morgan Stanley & Co. International plc	03/21/16	(314)
DKK	396,585	USD	58,150	Morgan Stanley & Co. International plc	03/21/16	(265)
EUR	1,025,883	USD	1,094,258	State Street Bank and Trust Company	03/16/16	22,620
EUR	441,558	USD	482,449	State Street Bank and Trust Company	03/16/16	(1,726)
EUR	919,364	USD	1,016,037	Morgan Stanley & Co. International plc	03/21/16	(14,984)
EUR	597,927	USD	659,371	State Street Bank and Trust Company	03/16/16	(8,409)
EUR	2,136,499	USD	2,353,840	Morgan Stanley & Co. International plc	03/16/16	(27,958)
EUR	2,255,777	USD	2,485,253	Morgan Stanley & Co. International plc	03/16/16	(29,519)
EUR	707,000	USD	781,243	State Street Bank and Trust Company	03/16/16	(11,533)
EUR	33,000	USD	35,884	Morgan Stanley & Co. International plc	03/16/16	41
EUR	975,991	USD	1,067,863	State Street Bank and Trust Company	03/16/16	(5,303)
EUR	671,700	USD	734,180	Morgan Stanley & Co. International plc	03/21/16	(2,797)
EUR	749,197	USD	815,601	Morgan Stanley & Co. International plc	03/21/16	165
GBP	168,089	USD	255,245	Morgan Stanley & Co. International plc	03/21/16	(7,417)
GBP	12,574,000	USD	18,908,278	State Street Bank and Trust Company	03/16/16	(369,489)
GBP	2,891,856	USD	4,385,036	Morgan Stanley & Co. International plc	03/16/16	(121,424)
GBP	75,000	USD	111,848	Morgan Stanley & Co. International plc	03/16/16	(1,271)
GBP	492,000	USD	732,228	State Street Bank and Trust Company	03/16/16	(6,835)
GBP	1,483,000	USD	2,194,781	State Street Bank and Trust Company	03/16/16	(8,283)
GBP	268,328	USD	395,228	Morgan Stanley & Co. International plc	03/21/16	392
HKD	18,500,000	USD	2,388,098	Morgan Stanley & Co. International plc	03/16/16	463
HUF	8,099,753,000	USD	28,177,758	State Street Bank and Trust Company	03/16/16	(298,780)
HUF	178,287,000	USD	616,279	State Street Bank and Trust Company	03/16/16	(2,623)
HUF	537,020,000	USD	1,870,479	State Street Bank and Trust Company	03/16/16	(22,080)
ILS	23,381,000	USD	6,080,805	State Street Bank and Trust Company	03/16/16	(63,146)
JPY	5,922,125,480	USD	48,278,066	State Street Bank and Trust Company	03/16/16	1,074,226
JPY	160,000,000	USD	1,318,663	Morgan Stanley & Co. International plc	03/16/16	14,788
JPY	1,503,000,000	USD	12,366,503	Morgan Stanley & Co. International plc	03/16/16	159,602

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	420,274,000	USD	3,426,936	JPMorgan Chase Bank, N.A.	01/29/16	$71,560
JPY	109,000,000	USD	900,157	Morgan Stanley & Co. International plc	03/16/16	8,257
JPY	100,000,000	USD	829,428	Morgan Stanley & Co. International plc	03/16/16	3,979
JPY	217,241,000	USD	1,799,606	State Street Bank and Trust Company	03/16/16	10,782
JPY	654,354,000	USD	5,440,166	State Street Bank and Trust Company	03/16/16	12,922
KRW	8,661,034,000	USD	7,299,034	State Street Bank and Trust Company	03/16/16	58,348
KRW	362,643,000	USD	308,632	State Street Bank and Trust Company	03/16/16	(574)
KRW	1,092,322,000	USD	931,538	State Street Bank and Trust Company	03/16/16	(3,632)
MXN	328,680,211	USD	19,270,989	State Street Bank and Trust Company	03/16/16	(296,178)
MXN	122,908,681	USD	7,054,372	Morgan Stanley & Co. International plc	01/19/16	70,307
MXN	128,800,000	USD	7,417,432	State Street Bank and Trust Company	03/16/16	18,232
MXN	19,155,000	USD	1,108,131	State Street Bank and Trust Company	03/16/16	(2,307)
MXN	57,697,000	USD	3,335,704	State Street Bank and Trust Company	03/16/16	(4,838)
NOK	46,879,812	USD	5,430,084	State Street Bank and Trust Company	03/16/16	(137,555)
NZD	11,186,000	USD	7,574,320	State Street Bank and Trust Company	03/16/16	43,532
RUB	271,894,096	USD	3,811,778	State Street Bank and Trust Company	03/16/16	(149,381)
RUB	11,368,000	USD	158,771	State Street Bank and Trust Company	03/16/16	(5,645)
RUB	34,242,000	USD	464,550	State Street Bank and Trust Company	03/16/16	(3,313)
SEK	35,778,602	USD	4,237,760	State Street Bank and Trust Company	03/16/16	9,306
SEK	1,318,000	USD	156,235	State Street Bank and Trust Company	03/16/16	217
SEK	3,969,000	USD	474,704	State Street Bank and Trust Company	03/16/16	(3,567)
TRY	99,677,750	USD	33,385,052	State Street Bank and Trust Company	03/16/16	101,694
TRY	3,149,000	USD	1,052,825	State Street Bank and Trust Company	03/16/16	5,082
TRY	9,484,000	USD	3,195,525	State Street Bank and Trust Company	03/16/16	(9,375)
ZAR	128,755,358	USD	8,669,402	State Street Bank and Trust Company	03/16/16	(451,815)
ZAR	3,258,000	USD	211,320	State Street Bank and Trust Company	03/16/16	(3,384)
ZAR	9,813,000	USD	633,228	State Street Bank and Trust Company	03/16/16	(6,930)
USD	5,526,112	AUD	7,609,000	State Street Bank and Trust Company	03/16/16	814
USD	362,678	AUD	498,822	Morgan Stanley & Co. International plc	03/21/16	544
USD	3,135	AUD	4,358	Morgan Stanley & Co. International plc	03/21/16	(29)
USD	1,816,682	AUD	2,526,000	State Street Bank and Trust Company	03/16/16	(17,581)
USD	217,854	AUD	304,544	Morgan Stanley & Co. International plc	03/21/16	(3,238)
USD	48,516,158	AUD	67,887,999	State Street Bank and Trust Company	03/16/16	(780,920)
USD	5,198,945	BRL	20,199,721	Morgan Stanley & Co. International plc	02/02/16	142,900
USD	1,473,012	BRL	5,718,822	JPMorgan Chase Bank, N.A.	02/02/16	41,575
USD	1,950,000	BRL	7,806,045	State Street Bank and Trust Company	03/02/16	11,944
USD	3,817,023	BRL	14,451,251	Morgan Stanley & Co. International plc	01/05/16	164,259
USD	1,852,113	BRL	7,364,000	State Street Bank and Trust Company	03/02/16	23,806
USD	1,472,784	BRL	5,718,822	JPMorgan Chase Bank, N.A.	01/05/16	27,269
USD	1,479,277	BRL	5,748,470	Morgan Stanley & Co. International plc	01/05/16	26,267
USD	935,106	CAD	1,295,000	State Street Bank and Trust Company	03/16/16	(972)
USD	309,851	CAD	430,000	State Street Bank and Trust Company	03/16/16	(970)
USD	7,961,049	CAD	10,818,907	State Street Bank and Trust Company	03/16/16	140,707
USD	9,020,581	CHF	8,883,581	Morgan Stanley & Co. International plc	03/21/16	122,339
USD	6,145,110	CHF	6,082,000	State Street Bank and Trust Company	03/16/16	54,441
USD	1,598,462	CHF	1,580,000	Morgan Stanley & Co. International plc	03/16/16	15,669
USD	447,665	CHF	441,091	Morgan Stanley & Co. International plc	03/21/16	5,847
USD	8,488,308	CHF	8,391,530	Morgan Stanley & Co. International plc	03/21/16	82,929
USD	4,000,000	CHF	3,975,104	State Street Bank and Trust Company	01/28/16	27,372
USD	8,624,656	CHF	8,529,250	Morgan Stanley & Co. International plc	03/21/16	81,330
USD	2,039,503	CHF	2,019,000	State Street Bank and Trust Company	03/16/16	17,625
USD	8,527,204	CHF	8,416,570	Morgan Stanley & Co. International plc	03/21/16	96,744
USD	8,588,129	CHF	8,404,050	Morgan Stanley & Co. International plc	03/21/16	170,210
USD	55,681,123	CHF	54,994,018	State Street Bank and Trust Company	03/16/16	608,712
USD	14,812,599	CHF	14,594,854	Morgan Stanley & Co. International plc	03/16/16	191,942
USD	3,653,744	CHF	3,570,000	State Street Bank and Trust Company	03/14/16	77,739
USD	3,000,000	CNH	19,868,130	JPMorgan Chase Bank, N.A.	03/16/16	5,540
USD	4,207,427	CNH	27,790,053	Morgan Stanley & Co. International plc	08/22/16	75,963
USD	2,770,557	CNH	18,415,337	Morgan Stanley & Co. International plc	08/22/16	32,804
USD	7,878,490	CNH	51,352,000	State Street Bank and Trust Company	05/13/16	—
USD	2,335,723	CNH	15,341,029	Morgan Stanley & Co. International plc	03/16/16	23,573
USD	665,633	CZK	16,441,000	State Street Bank and Trust Company	03/16/16	3,073

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	220,544	CZK	5,458,000	State Street Bank and Trust Company	03/16/16	$591
USD	9,558,262	CZK	234,932,525	State Street Bank and Trust Company	03/16/16	90,655
USD	3,569,040	EUR	3,251,164	Morgan Stanley & Co. International plc	03/16/16	29,685
USD	1,842,243	EUR	1,675,218	State Street Bank and Trust Company	03/16/16	18,434
USD	1,066,983	EUR	976,000	State Street Bank and Trust Company	03/16/16	4,413
USD	713,012	EUR	654,960	Morgan Stanley & Co. International plc	03/21/16	(144)
USD	54,360,050	EUR	50,000,000	State Street Bank and Trust Company	01/28/16	(8,436)
USD	1,640,850	EUR	1,500,000	State Street Bank and Trust Company	01/28/16	9,795
USD	668,126	EUR	611,267	Morgan Stanley & Co. International plc	03/21/16	2,545
USD	353,150	EUR	324,000	State Street Bank and Trust Company	03/16/16	412
USD	10,867,547	EUR	10,040,000	JPMorgan Chase Bank, N.A.	01/29/16	(49,495)
USD	367,778	EUR	337,661	Morgan Stanley & Co. International plc	03/21/16	115
USD	109,750	EUR	101,000	Morgan Stanley & Co. International plc	03/16/16	(203)
USD	695,234	EUR	639,904	State Street Bank and Trust Company	03/16/16	(1,429)
USD	4,333,000	EUR	4,000,000	State Street Bank and Trust Company	03/16/16	(21,568)
USD	491,800	EUR	451,267	State Street Bank and Trust Company	03/16/16	506
USD	73,531	EUR	66,535	Morgan Stanley & Co. International plc	03/21/16	1,084
USD	9,251,553	EUR	8,448,444	State Street Bank and Trust Company	03/16/16	53,741
USD	13,844,553	EUR	12,629,011	Morgan Stanley & Co. International plc	03/16/16	96,081
USD	7,541,250	EUR	6,822,500	State Street Bank and Trust Company	03/14/16	114,418
USD	446,805	EUR	405,151	State Street Bank and Trust Company	03/16/16	5,717
USD	3,006,545	EUR	2,731,635	Morgan Stanley & Co. International plc	03/16/16	32,773
USD	2,598,877	EUR	2,361,243	Morgan Stanley & Co. International plc	03/16/16	28,329
USD	8,073,846	EUR	7,335,595	Morgan Stanley & Co. International plc	03/16/16	88,009
USD	8,240,051	EUR	7,481,069	Morgan Stanley & Co. International plc	03/16/16	95,845
USD	8,403,066	EUR	7,627,169	Morgan Stanley & Co. International plc	03/16/16	99,809
USD	13,654,004	EUR	12,396,349	Morgan Stanley & Co. International plc	03/16/16	158,818
USD	1,554,415	EUR	1,411,240	Morgan Stanley & Co. International plc	03/16/16	18,080
USD	29,756	GBP	20,000	Morgan Stanley & Co. International plc	03/16/16	269
USD	864,577	GBP	586,978	Morgan Stanley & Co. International plc	03/21/16	(856)
USD	7,454,085	GBP	5,000,000	State Street Bank and Trust Company	01/28/16	82,602
USD	1,490,804	GBP	1,000,000	State Street Bank and Trust Company	01/28/16	16,507
USD	588,565	GBP	395,817	Morgan Stanley & Co. International plc	03/21/16	4,977
USD	177,074	GBP	117,000	Morgan Stanley & Co. International plc	03/16/16	4,575
USD	3,476,852	GBP	2,335,000	JPMorgan Chase Bank, N.A.	01/29/16	34,407
USD	51,355	GBP	34,421	Morgan Stanley & Co. International plc	03/21/16	605
USD	11,079,382	GBP	7,321,000	State Street Bank and Trust Company	03/14/16	285,688
USD	1,238,001	GBP	817,000	State Street Bank and Trust Company	03/16/16	33,437
USD	826,548	GBP	548,000	State Street Bank and Trust Company	03/14/16	18,606
USD	2,194,143	HKD	17,000,000	Morgan Stanley & Co. International plc	03/16/16	(751)
USD	832,355	HKD	6,450,000	Morgan Stanley & Co. International plc	03/16/16	(414)
USD	677,608	HKD	5,250,000	Morgan Stanley & Co. International plc	03/16/16	(227)
USD	10,847,790	HKD	84,040,000	Morgan Stanley & Co. International plc	03/16/16	(2,731)
USD	863,458	HKD	6,690,000	Morgan Stanley & Co. International plc	03/16/16	(298)
USD	13,326,086	HUF	3,841,710,658	State Street Bank and Trust Company	03/16/16	103,094
USD	3,941,537	ILS	15,358,000	State Street Bank and Trust Company	03/16/16	(11,212)
USD	1,313,080	ILS	5,099,000	State Street Bank and Trust Company	03/16/16	731
USD	37,639,402	ILS	145,156,353	State Street Bank and Trust Company	03/16/16	279,942
USD	13,165,674	JPY	1,581,000,000	Morgan Stanley & Co. International plc	03/16/16	(10,488)
USD	6,758,781	JPY	812,000,000	Morgan Stanley & Co. International plc	03/16/16	(8,482)
USD	351,342	JPY	43,000,000	Morgan Stanley & Co. International plc	03/16/16	(7,023)
USD	24,781,531	JPY	3,000,300,000	State Street Bank and Trust Company	03/22/16	(229,647)
USD	88,304,733	JPY	10,714,896,311	Morgan Stanley & Co. International plc	03/16/16	(993,945)
USD	1,782,282	JPY	214,200,000	State Street Bank and Trust Company	03/14/16	(2,721)
USD	6,077,503	JPY	733,740,000	State Street Bank and Trust Company	03/16/16	(37,151)
USD	8,398,645	MXN	146,608,423	State Street Bank and Trust Company	03/14/16	(68,546)
USD	2,593,451	MXN	45,123,454	Morgan Stanley Capital Services LLC	01/19/16	(22,232)
USD	2,639,632	NOK	23,049,000	State Street Bank and Trust Company	03/16/16	37,499
USD	875,233	NOK	7,652,000	State Street Bank and Trust Company	03/16/16	11,355
USD	26,278,900	NOK	229,632,908	State Street Bank and Trust Company	03/16/16	354,335
USD	2,426,780	NZD	3,550,000	State Street Bank and Trust Company	03/16/16	9,171
USD	796,082	NZD	1,179,000	State Street Bank and Trust Company	03/16/16	(6,837)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	25,808,609	NZD	39,335,196	State Street Bank and Trust Company	03/16/16	$(979,314)
USD	922,370	PLN	3,583,000	State Street Bank and Trust Company	03/16/16	10,216
USD	304,444	PLN	1,190,000	State Street Bank and Trust Company	03/16/16	1,496
USD	7,136,022	PLN	28,411,000	State Street Bank and Trust Company	03/16/16	(96,797)
USD	5,379	RUB	390,000	State Street Bank and Trust Company	03/16/16	126
USD	1,000,000	SEK	8,349,300	State Street Bank and Trust Company	01/28/16	10,242
USD	513,787	SEK	4,310,000	State Street Bank and Trust Company	03/16/16	2,172
USD	7,999,804	TRY	24,477,000	State Street Bank and Trust Company	03/16/16	(223,246)
USD	3,330,544	ZAR	50,949,000	State Street Bank and Trust Company	03/16/16	78,813

Total Forward Foreign Currency Exchange Contracts Outstanding						$(768,593)

Centrally Cleared Credit Default Swaps on Single-Name Issues (Sell Protection) - Outstanding at December 31, 2015

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russia 09/20	1.00%	09/20/20	Credit Suisse Securities (USA) LLC	2,449,890 USD	$(208,909)	$(304,818)	$95,909

Total Centrally Cleared Credit Default Swaps on Single-Name Issues (Sell Protection)					$(208,909)	$(304,818)	$95,909

Centrally Cleared Credit Default Swaps on Single-Name Issues (Buy Protection) - Outstanding at December 31, 2015

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil 06/20	(1.00%)	06/20/20	Credit Suisse Securities (USA) LLC	4,722,000 USD	$685,242	$328,236	$357,006
Turkey 09/20	(1.00%)	09/20/20	Credit Suisse Securities (USA) LLC	4,178,000 USD	288,646	333,473	(44,827)
Turkey 12/20	(1.00%)	12/20/20	Credit Suisse Securities (USA) LLC	8,528,000 USD	645,169	554,271	90,898

Total Centrally Cleared Credit Default Swaps on Single-Name Issues (Buy Protection)					$1,619,057	$1,215,980	$403,077

Centrally Cleared Credit Default Swaps on Index (Sell Protection) - Outstanding at December 31, 2015

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.25	5.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	23,000,000 USD	$259,968	$454,600	$(194,632)
CDX.NA.IG.25	1.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	41,000,000 USD	220,978	332,886	(111,908)
iTraxx Europe Crossover Series 24 Version 1	5.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	16,500,000 EUR	1,468,557	1,332,448	136,109
iTraxx Europe Series 24 Version 1	1.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,000,000 EUR	169,425	131,354	38,071

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)					$2,118,928	$2,251,288	$(132,360)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

OTC Credit Default Swaps on Index (Sell Protection) - Outstanding at December 31, 2015

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.8	2.00%	10/17/57	Morgan Stanley and Co. International plc	2,800,000 USD	$(203,880)	$(188,750)	$(15,130)
CMBX.NA.AAA.8	0.50%	10/17/57	Credit Suisse International	47,000,000 USD	(2,269,331)	(2,532,991)	263,660
CMBX.NA.BBB-.8	3.00%	10/17/57	Credit Suisse International	8,455,000 USD	(1,063,137)	(951,016)	(112,121)

Total OTC Credit Default Swaps on Index (Sell Protection)					$(3,536,348)	$(3,672,757)	$136,409

OTC Credit Default Swaps on Single-Name Issues (Sell Protection) - Outstanding at December 31, 2015

Reference Obligation	Rating	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russia 09/20	BB	1.00%	09/20/20	Morgan Stanley Capital Services LLC	4,101,251 USD	$(351,239)	$(481,571)	$130,332

Total OTC Credit Default Swaps on Single-Name Issues (Sell Protection)						$(351,239)	$(481,571)	$130,332

OTC Total Return Swaps Outstanding at December 31, 2015

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Adecco SA REG	12/27/16	Credit Suisse Securities (Europe) Limited	5,922,957 CHF	$163,958
Advance Auto Parts, Inc.	05/24/17	Morgan Stanley Capital Services LLC	7,215,991 USD	(261,526)
Airbus Group	12/19/16	Credit Suisse Securities (Europe) Limited	6,974,304 EUR	(136,089)
Alcatel Lucent	12/19/16	Credit Suisse Securities (Europe) Limited	23,015,618 EUR	1,223,840
Allergan PLC	05/24/17	Morgan Stanley Capital Services LLC	6,434,618 USD	29,445
Alphabet, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	4,333,273 USD	102,162
Alphabet, Inc.	05/24/17	Morgan Stanley Capital Services LLC	18,227,718 USD	429,740
Alstom	12/19/16	Credit Suisse Securities (Europe) Limited	12,835,008 EUR	355,402
Altice NV	11/07/16	Credit Suisse Securities (Europe) Limited	1,016,652 EUR	250,918
Altice NV	05/24/17	Morgan Stanley Capital Services LLC	424,482 EUR	104,766
Altice NV	11/07/16	Credit Suisse Securities (Europe) Limited	1,811,791 EUR	441,084
Altice NV	05/24/17	Morgan Stanley Capital Services LLC	41,157 EUR	10,020
Amadeus IT Holding SA	12/20/16	Credit Suisse Securities (Europe) Limited	6,821,874 EUR	303,470
Amazon.com, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	6,710,883 USD	175,760
Amazon.com, Inc.	05/24/17	Morgan Stanley Capital Services LLC	19,854,044 USD	519,984
Astrazeneca PLC	06/23/16	Morgan Stanley Capital Services LLC	7,286,538 GBP	215,273
Atlantia SpA	06/26/17	Credit Suisse Securities (Europe) Limited	8,049,588 EUR	89,072
Atos	12/19/16	Credit Suisse Securities (Europe) Limited	14,009,083 EUR	(288,956)
AutoZone, Inc.	05/24/17	Morgan Stanley Capital Services LLC	17,449,757 USD	(444,438)
AutoZone, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	3,205,834 USD	(81,651)
Barclays PLC	12/19/16	Credit Suisse Securities (Europe) Limited	4,970,442 GBP	115,246
Bayer AG	12/19/16	Credit Suisse Securities (Europe) Limited	7,654,492 EUR	145,482
Bayer AG REG	07/07/16	Morgan Stanley Capital Services LLC	9,287,769 EUR	(339,187)
Beazer Homes USA, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	2,138,726 USD	—
Beazer Homes USA, Inc.	05/24/17	Morgan Stanley Capital Services LLC	53,888 USD	—
BNP Parbias SA	12/19/16	Credit Suisse Securities (Europe) Limited	8,088,679 EUR	(44,758)
Bovespa Index	02/17/16	Morgan Stanley Capital Services LLC	45,852,530 BRL	(513,465)
Cadence Design SYS, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	714,491 USD	(26,450)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Cadence Design SYS, Inc.	05/24/17	Morgan Stanley Capital Services LLC	4,403,902 USD	$(163,032)
Cap Gemini	12/19/16	Credit Suisse Securities (Europe) Limited	147,567 EUR	6,055
Casino Guiichard Perrachon	12/19/16	Credit Suisse Securities (Europe) Limited	3,974,654 EUR	(310,247)
Commerzbank AG	12/19/16	Credit Suisse Securities (Europe) Limited	2,603,768 EUR	61,715
Credit Agricole SA	12/19/16	Credit Suisse Securities (Europe) Limited	4,827,013 EUR	203,509
Criteo SA ADR	08/25/16	Credit Suisse Securities (Europe) Limited	6,717,429 USD	92,266
Croda International PLC	12/19/16	Credit Suisse Securities (Europe) Limited	3,978,267 GBP	162,473
Dassault Aviation SA	12/19/16	Credit Suisse Securities (Europe) Limited	5,305,777 EUR	350,359
Delhaize Group	06/13/16	Credit Suisse Securities (Europe) Limited	7,000,040 EUR	(16,699)
Deutsche Bank AG REG	12/19/16	Credit Suisse Securities (Europe) Limited	7,211,143 EUR	365,876
Electrolux AB	12/19/16	Credit Suisse Securities (Europe) Limited	113,517,992 SEK	561,588
Endesa SA	12/20/16	Credit Suisse Securities (Europe) Limited	7,024,845 EUR	(155,559)
Enel SpA	06/26/17	Credit Suisse Securities (Europe) Limited	3,033,672 EUR	(10,212)
ENI SpA Italia	06/26/17	Credit Suisse Securities (Europe) Limited	3,002,499 EUR	1,239
Fresenius Medical Care AG & Co. KgaA	12/19/16	Credit Suisse Securities (Europe) Limited	10,443,334 EUR	195,558
HCA Holdings, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	1,812,019 USD	54,366
HCA Holdings, Inc.	05/24/17	Morgan Stanley Capital Services LLC	3,423,184 USD	102,706
Home Deport, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	10,875,145 USD	79,520
Home Deport, Inc.	05/24/17	Morgan Stanley Capital Services LLC	9,415,988 USD	68,850
iBoxx Liquid High Yield Index	03/20/16	JPMorgan Chase Bank, N.A.	1,300,000 USD	(19,747)
iBoxx Liquid High Yield Index	03/20/16	JPMorgan Chase Bank, N.A.	1,950,000 USD	(26,340)
iBoxx Liquid High Yield Index	03/20/16	JPMorgan Chase Bank, N.A.	650,000 USD	(8,434)
iBoxx Liquid High Yield Index	03/20/16	JPMorgan Chase Bank, N.A.	1,300,000 USD	(12,486)
iBoxx Liquid High Yield Index	03/20/16	JPMorgan Chase Bank, N.A.	650,000 USD	(8,429)
iBoxx Liquid High Yield Index	03/20/16	JPMorgan Chase Bank, N.A.	630,000 USD	(2,866)
iBoxx Liquid High Yield Index	03/20/16	JPMorgan Chase Bank, N.A.	630,000 USD	5,783
Impax Laboratories, Inc.	05/24/17	Morgan Stanley Capital Services LLC	4,127,341 USD	92,771
Impax Laboratories, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	1,767,480 USD	39,728
Imperial Tobacco Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	9,485,409 GBP	341,482
Interconitnental Hotels Group	12/19/16	Credit Suisse Securities (Europe) Limited	1,617,818 GBP	77,468
Koninklijke DSM NV	12/19/16	Credit Suisse Securities (Europe) Limited	6,119,408 EUR	142,448
LafargeHolcim Ltd.	12/19/16	Credit Suisse Securities (Europe) Limited	4,578,125 EUR	56,628
Linde AG	12/19/16	Credit Suisse Securities (Europe) Limited	5,814,097 EUR	113,911
Lloyds Banking Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	5,125,409 GBP	256,323
Masonite International Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	3,284,411 USD	(17,606)
Masonite International Corp.	05/24/17	Morgan Stanley Capital Services LLC	3,415,657 USD	(18,310)
Mead Johnson Nutrition Co.	08/25/16	Credit Suisse Securities (Europe) Limited	7,104,976 USD	147,766
Norwegian Cruise Line Holdings Ltd.	10/25/16	Credit Suisse Securities (Europe) Limited	3,345,615 USD	5,719
Norwegian Cruise Line Holdings Ltd.	05/24/17	Morgan Stanley Capital Services LLC	4,586,342 USD	7,840
Numericable SFR	11/07/16	Credit Suisse Securities (Europe) Limited	5,800,245 EUR	(343,370)
Numericable SFR	05/24/17	Morgan Stanley Capital Services LLC	2,713,867 EUR	(160,659)
Orange	12/19/16	Credit Suisse Securities (Europe) Limited	8,001,669 EUR	87,275
Prudential PLC	12/19/16	Credit Suisse Securities (Europe) Limited	5,036,664 GBP	208,530
Publicis Groupe	12/19/16	Credit Suisse Securities (Europe) Limited	4,149,543 EUR	128,996
Pultegroup, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	7,603,551 USD	188,012
Pultegroup, Inc.	05/24/17	Morgan Stanley Capital Services LLC	7,020,691 USD	173,600
Puma SE	12/19/16	Credit Suisse Securities (Europe) Limited	530,249 EUR	1,454
Renault SA	12/19/16	Credit Suisse Securities (Europe) Limited	6,352,763 EUR	317,687
Roche Holding AG Genusschein	12/27/16	Credit Suisse Securities (Europe) Limited	8,098,384 CHF	215,384
Royal Bank of Scotland Group	12/28/16	Credit Suisse Securities (Europe) Limited	11,208,533 GBP	(880,581)
Royal Dutch Shell PLC	12/19/16	Credit Suisse Securities (Europe) Limited	7,550,360 GBP	449,459
RSA Insurance Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	5,538,944 GBP	85,319
Sanofi Aventis	12/19/16	Credit Suisse Securities (Europe) Limited	8,806,872 EUR	(29,957)
SAP SE	12/19/16	Credit Suisse Securities (Europe) Limited	318,886 EUR	(3,563)
Shire PLC	12/28/16	Credit Suisse Securities (Europe) Limited	12,050,507 GBP	(1,414,172)
Shire PLC	06/23/16	Morgan Stanley Capital Services LLC	6,278,598 GBP	650,050
Six Flags Entertainment Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	11,366,267 USD	400,507
Six Flags Entertainment Corp.	05/24/17	Morgan Stanley Capital Services LLC	8,623,981 USD	303,879
Skandinaviska Enskilda Banken AB	12/19/16	Credit Suisse Securities (Europe) Limited	75,623,061 SEK	247,528
Smith & Nephew PLC	12/19/16	Credit Suisse Securities (Europe) Limited	15,579,811 GBP	2,293,758
Standard Chartered PLC	12/19/16	Credit Suisse Securities (Europe) Limited	3,407,210 GBP	725,055
Starbucks Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	10,038,553 USD	8,368

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Starbucks Corp.	05/24/17	Morgan Stanley Capital Services LLC	4,292,049 USD	$3,578
Tim Participacoes ADR	08/25/16	Credit Suisse Securities (Europe) Limited	4,944,381 USD	(148,161)
TripAdvisor, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	1,530,916 USD	(11,761)
TripAdvisor, Inc.	05/24/17	Morgan Stanley Capital Services LLC	14,503,584 USD	(111,423)
TUI AG DI	12/19/16	Credit Suisse Securities (Europe) Limited	6,073,298 EUR	144,854
UBM PLC	12/19/16	Credit Suisse Securities (Europe) Limited	5,516,116 GBP	384,386
Union Pacific Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	4,838,740 USD	113,354
Union Pacific Corp.	05/24/17	Morgan Stanley Capital Services LLC	9,961,190 USD	233,353
United Rentals, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	6,021,513 USD	441,946
United Rentals, Inc.	05/24/17	Morgan Stanley Capital Services LLC	5,563,524 USD	408,332
Visa, Inc.	05/24/17	Morgan Stanley Capital Services LLC	13,534,747 USD	(184,205)
Visa, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	8,167,203 USD	(111,154)
Vodafone Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	7,283,504 GBP	544,098
Vodafone Group PLC	12/28/16	Credit Suisse Securities (Europe) Limited	12,213,105 GBP	(155,753)

Total Buys				$10,567,085

Sells
ABB Ltd. REG	12/27/16	Credit Suisse Securities (Europe) Limited	10,435,119 CHF	$(54,547)
ADT Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	6,780,545 USD	123,136
ADT Corp.	05/24/17	Morgan Stanley Capital Services LLC	6,506,450 USD	118,158
AGCO Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	4,471,129 USD	63,124
AGCO Corp.	05/24/17	Morgan Stanley Capital Services LLC	5,715,498 USD	80,692
Allianz SE REG	12/19/16	Credit Suisse Securities (Europe) Limited	3,289,579 EUR	(85,741)
Altran Technologies SA	12/19/16	Credit Suisse Securities (Europe) Limited	504,807 EUR	3,154
America Movil ADR	09/01/16	Credit Suisse Securities (Europe) Limited	802,459 USD	44,892
Avon Products, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	1,926,475 USD	(53,785)
Avon Products, Inc.	05/24/17	Morgan Stanley Capital Services LLC	1,381,116 USD	(38,559)
AXA SA	12/19/16	Credit Suisse Securities (Europe) Limited	7,238,231 EUR	(150,285)
Barclays PLC	04/26/17	Credit Suisse Securities (Europe) Limited	2,627,226 GBP	421,409
BG Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	162,165 GBP	(5,773)
Blackberry Ltd.	10/25/16	Credit Suisse Securities (Europe) Limited	5,994,833 USD	(1,092,052)
Blackberry Ltd.	05/24/17	Morgan Stanley Capital Services LLC	6,147,594 USD	(1,119,880)
British American Tobacco PLC	12/19/16	Credit Suisse Securities (Europe) Limited	666,843 GBP	(18,876)
Chesapeake Energy Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	943,922 USD	(185,772)
Chesapeake Energy Corp.	05/24/17	Morgan Stanley Capital Services LLC	1,166,717 USD	(229,620)
CSL LTD	03/02/17	Morgan Stanley Capital Services LLC	5,967,442 AUD	(425,483)
Deere & Co.	10/25/16	Credit Suisse Securities (Europe) Limited	10,745,398 USD	136,317
Deere & Co.	05/24/17	Morgan Stanley Capital Services LLC	10,501,288 USD	133,220
Distribuidora Internacional	12/20/16	Credit Suisse Securities (Europe) Limited	2,219,002 EUR	63,334
Elekta AB	12/19/16	Credit Suisse Securities (Europe) Limited	44,283,926 SEK	78,105
Ericsson LM	12/19/16	Credit Suisse Securities (Europe) Limited	1,197,845 SEK	(9,090)
Fresenius Medical Care AG & Co. KgaA	07/07/16	Morgan Stanley Capital Services LLC	2,180,401 EUR	86,244
GlaxoSmithKline PLC	06/23/16	Morgan Stanley Capital Services LLC	312,219 GBP	(9,110)
Groupon, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	3,987,219 USD	51,283
Groupon, Inc.	05/24/17	Morgan Stanley Capital Services LLC	4,772,709 USD	61,385
Guess?, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	1,112,563 USD	61,778
Guess?, Inc.	05/24/17	Morgan Stanley Capital Services LLC	6,056,190 USD	336,287
iShares MSCI Brazil Capped ETF	08/25/16	Credit Suisse Securities (Europe) Limited	1,610,157 USD	115,365
J.C. Penney Co., Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	4,427,823 USD	309,205
J.C. Penney Co., Inc.	05/24/17	Morgan Stanley Capital Services LLC	3,502,586 USD	244,594
K S AG REG	11/07/16	Credit Suisse Securities (Europe) Limited	1,549,174 EUR	5,683
K S AG REG	05/24/17	Morgan Stanley Capital Services LLC	1,876,827 EUR	6,885
KOSPI 200 Index	03/10/16	Morgan Stanley Capital Services LLC	23,457,620,431 KRW	(193,343)
L’Oreal	12/19/16	Credit Suisse Securities (Europe) Limited	448,015 EUR	9,424
Las Vegas Sands Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	2,982,426 USD	(168,925)
Las Vegas Sands Corp.	05/24/17	Morgan Stanley Capital Services LLC	7,100,848 USD	(402,193)
Mattel, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	6,735,603 USD	(19,891)
Mattel, Inc.	05/24/17	Morgan Stanley Capital Services LLC	4,015,307 USD	(11,858)
Merck KgaA	07/07/16	Morgan Stanley Capital Services LLC	6,653,275 EUR	(475,003)
Mosaic Co.	05/24/17	Morgan Stanley Capital Services LLC	5,254,796 USD	192,914
Nestle SA REG	12/27/16	Credit Suisse Securities (Europe) Limited	425,068 CHF	(7,012)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Nokia Oyj	10/17/16	Credit Suisse Securities (Europe) Limited	4,724,006 EUR	$(160,557)
Philp Morris International	08/25/16	Credit Suisse Securities (Europe) Limited	1,370,437 USD	1,239
Pilgrim’s Pride Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	4,395,464 USD	(135,371)
Pilgrim’s Pride Corp.	05/24/17	Morgan Stanley Capital Services LLC	149,131 USD	(4,593)
Potash Corp. of Saskatchewan	10/25/16	Credit Suisse Securities (Europe) Limited	4,486,890 USD	49,249
Potash Corp. of Saskatchewan	05/24/17	Morgan Stanley Capital Services LLC	5,643,943 USD	61,950
Safran SA	12/19/16	Credit Suisse Securities (Europe) Limited	274,214 EUR	13
Sainsbury (J) PLC	12/19/16	Credit Suisse Securities (Europe) Limited	1,527,194 GBP	(72,726)
Siemens AG REG	12/19/16	Credit Suisse Securities (Europe) Limited	4,096,929 EUR	(71,870)
Sprint Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	3,771,219 USD	(96,150)
Sprint Corp.	05/24/17	Morgan Stanley Capital Services LLC	4,779,969 USD	(121,869)
Stora Enso Oyj	11/07/16	Credit Suisse Securities (Europe) Limited	5,076,323 EUR	68,187
Stora Enso Oyj	05/24/17	Morgan Stanley Capital Services LLC	4,350,493 EUR	58,438
Telefonica Brasil	08/25/16	Credit Suisse Securities (Europe) Limited	2,259,903 USD	125,211
Telefonica SA	12/20/16	Credit Suisse Securities (Europe) Limited	5,310,025 EUR	248,201
Tesla Motors, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	6,792,769 USD	(581,298)
Tesla Motors, Inc.	05/24/17	Morgan Stanley Capital Services LLC	264,866 USD	(22,666)
Twitter, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	8,847,250 USD	299,218
Twitter, Inc.	05/24/17	Morgan Stanley Capital Services LLC	8,400,499 USD	237,286
Unilever DR	12/19/16	Credit Suisse Securities (Europe) Limited	2,997,825 EUR	(44,961)
United States Steel Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	1,896,120 USD	111,799
United States Steel Corp.	05/24/17	Morgan Stanley Capital Services LLC	623,373 USD	36,755
UPM-Kymmene Oyj	11/07/16	Credit Suisse Securities (Europe) Limited	6,009,134 EUR	(115,719)
UPM-Kymmene Oyj	05/24/17	Morgan Stanley Capital Services LLC	3,858,686 EUR	(74,308)
Wal-Mart Stores, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	9,888,073 USD	(275,221)
Wal-Mart Stores, Inc.	05/24/17	Morgan Stanley Capital Services LLC	2,900,472 USD	(80,731)
Whirlpool Corp.	08/25/16	Credit Suisse Securities (Europe) Limited	920,717 USD	(9,705)
Whole Foods Market, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	10,796,983 USD	(173,564)
Whole Foods Market, Inc.	05/24/17	Morgan Stanley Capital Services LLC	7,702,155 USD	(123,814)
Wynn Resorts Ltd.	10/25/16	Credit Suisse Securities (Europe) Limited	2,003,191 USD	(95,549)
Wynn Resorts Ltd.	05/24/17	Morgan Stanley Capital Services LLC	5,010,257 USD	(238,981)
Yelp, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	4,751,315 USD	(341,274)
Yelp, Inc.	05/24/17	Morgan Stanley Capital Services LLC	11,409,808 USD	(819,536)

Total Sells				$(4,373,127)

Total OTC Total Return Swaps Outstanding				$6,193,958

Centrally Cleared Interest Rate Swaps Outstanding at December 31, 2015

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	Three-Month Libor	2.500%	03/16/26	Credit Suisse Securities (USA) LLC	1,320,000 USD	$28,217	$38,370	$(10,153)
Pays	Three-Month Libor	2.750%	03/16/46	Credit Suisse Securities (USA) LLC	1,323,000 USD	18,950	51,788	(32,838)
Receives	Three-Month Libor	1.297%	08/13/18	Morgan Stanley & Co. LLC	5,500,000 USD	3,226	—	3,226
Receives	Three-Month Libor	1.500%	03/16/18	Credit Suisse Securities (USA) LLC	18,816,000 USD	(78,550)	(129,991)	51,441
Receives	Three-Month Libor	1.772%	10/25/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,500,000 USD	196,017	—	196,017

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	1.861%	12/11/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	$38,112	$—	$38,112
Receives	Three-Month Libor	1.919%	09/30/19	Morgan Stanley & Co. LLC	2,311,250 USD	(31,220)	—	(31,220)
Receives	Three-Month Libor	2.000%	03/16/21	Credit Suisse Securities (USA) LLC	6,892,000 USD	(60,510)	(104,986)	44,476
Receives	Three-Month Libor	2.043%	10/27/25	Morgan Stanley & Co. LLC	3,900,000 USD	56,793	—	56,793
Receives	Three-Month Libor	2.268%	01/26/26	Morgan Stanley & Co. LLC	4,400,000 USD	(13,737)	—	(13,737)
Receives	Three-Month Libor	2.304%	01/27/25	Morgan Stanley & Co. LLC	2,430,000 USD	(31,286)	—	(31,286)
Receives	Three-Month Libor	2.331%	08/26/25	Morgan Stanley & Co. LLC	38,000,000 USD	(474,664)	—	(474,664)
Receives	Three-Month Libor	2.534%	09/25/24	Morgan Stanley & Co. LLC	2,130,000 USD	(70,460)	—	(70,460)

Total Centrally Cleared Interest Rate Swaps Outstanding						$(419,112)	$(144,819)	$(274,293)

Abbreviation Legend:
ADR	American Depository Receipt
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
LIBOR	London Interbank Offered Rate
MEFF	MEFF Renta Variable
MexDer	Mexican Derivatives Exchange
MTN	Medium Term Note
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
Safex	South African Futures Exchange
SFE	ASX Trade24
SGX	Singapore Exchange
VRN	Variable Rate Notes
Currency Legend:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CZK	Czech Koruna
DKK	Danish Krone

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments

For the Period Ended December 31, 2015 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of two series, Blackstone Alternative Multi-Manager Fund (“Multi-Manager Fund”) and Blackstone Alternative Multi-Strategy Fund (“Multi-Strategy Fund”) (each individually referred to as a “Fund”, and collectively, the “Funds”). The Multi-Manager Fund and the Multi-Strategy Fund are non-diversified funds that commenced operations offering Class I Shares on August 6, 2013 and June 16, 2014, respectively. The Multi-Strategy Fund also offers Class D Shares, Class Y Shares and Class R Shares, of which, Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively.

The investment adviser of the Funds is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of each Fund’s affairs and, pursuant to an investment management agreement, has engaged BAIA to manage each Fund’s day-to-day investment activities. Each Fund’s investment objective is to seek capital appreciation. The Investment Adviser seeks to achieve the Funds’ objectives by allocating the Funds’ assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Funds’ assets and allocates a majority of the Funds’ assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds, and may also manage a portion of the Funds’ assets directly. Each Sub-Adviser is responsible for the day-to-day management of the Funds’ assets that the Investment Adviser allocates to it. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the oversight of the Board).

Each Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Funds. One of each Fund’s Subsidiaries, Blackstone Alternative Multi-Manager Sub Fund II Ltd. and Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiaries”), is a Cayman Islands exempted company. Each of the other Subsidiaries, Blackstone Alternative Multi-Manager Sub Fund III L.L.C. and Blackstone Alternative Multi-Strategy Sub Fund III L.L.C., (the “Domestic Subsidiaries III”), and Blackstone Alternative Multi-Manager Sub Fund IV L.L.C. and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiaries IV”), are Delaware limited liability companies. The Cayman Subsidiaries invest, directly or indirectly through the use of derivatives, in securities and commodity interests. Domestic Subsidiaries III and Domestic Subsidiaries IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The consolidated financial statements include the financial statements of the Multi-Manager Fund and its applicable Subsidiaries and the Multi-Strategy Fund and its applicable Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Funds and the Cayman Subsidiaries are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Funds and the Cayman Subsidiaries, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 of the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. None of the Domestic Subsidiaries III and Domestic Subsidiaries IV intend to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiaries III and the Domestic Subsidiaries IV, and such pools are not subject to regulation by the CFTC.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the respective Prospectus of each of the Funds.

2. Basis of Presentation

Each Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. All inter-company accounts and transactions have been eliminated in consolidation. The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Funds are investment companies in accordance with Accounting Standards Codification 946, Financial Services – Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2015 (Unaudited)

3. Significant Accounting Policies

The net asset value (“NAV”) of each Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

Valuation Policy

For purposes of calculating the NAV, each Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability (i.e. the exit price) in an orderly transaction between market participants at the measurement date. The Board has established procedures for determining the fair value of securities, including securities sold short, and derivative financial instruments and other investments (together the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), which provides oversight of the valuation and pricing function of each Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined, in good faith by the FVC, and such determinations shall be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of a Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of each Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made as of December 31, 2015.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Funds do not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, and derivative financial instruments actively traded on recognized exchanges.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts.

•

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2015 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause an investment to be reclassified between Level 1, Level 2, or Level 3.

A description of the valuation techniques applied to each Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Funds may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger (“Fair Value Trigger”) as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of December 31, 2015, certain foreign equity securities were classified in Level 2 as a Fair Value Factor was applied to the prices of these securities.

Short-Term Investments

Short-term investments, such as money market funds, are valued at NAV. These securities are categorized as Level 1 within the fair value hierarchy.

OTC Derivative Financial Instruments

Derivative financial instruments, such as forward foreign currency exchange contracts, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. Treasury obligations, foreign debt obligations, bank loans, and trade claims, are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Level 3 securities are valued by broker quotes or pricing services that may employ valuation techniques with unobservable inputs. At December 31, 2015, the values of these Level 3 securities for Multi-Manager Fund and Multi-Strategy Fund were $13,764,337 and $19,677,994, respectively. The appropriateness of fair values for these securities are monitored on an ongoing basis which may include results of backtesting, results of pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2015 (Unaudited)

Investment in Investee Fund

The fair value of investments in Investee Funds is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If there is no quoted price available, the Funds may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946.

Securities and Other Investments

Bank Loans

The Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. Each Fund invests in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Funds may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults.

Mortgage-Related and Other Asset-Backed Securities

The Funds may invest in mortgage-related securities (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), collateralized debt obligations (“CDO”) and other securities that directly or indirectly represent a participation, or are secured by and payable from mortgage loans on real property. Mortgage related and other ABS represent interests in pools of mortgages, loans or other assets. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. Although ABS and CMBS generally experience less prepayment risk than RMBS, each of RMBS, CMBS and ABS, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Funds’ investments in ABS are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the U.S. Government.

Mortgage-backed securities may be either pass-through securities or CMO. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMO are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by the Investment Adviser, it is possible that the Fund could lose all or substantially all of its investment.

Securities Sold Short

The Funds may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby a Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby a Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Funds are obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2015 (Unaudited)

Upon entering into a Short Sale, the Funds establish a liability to represent securities due under the Short Sale agreement. The Funds are liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short. Unrealized appreciation or depreciation for the difference between the proceeds received and the fair value of the open Short Sale position is recorded as net unrealized appreciation or depreciation from investments on securities sold short. A realized gain or loss is recognized when the short position is closed as a net realized gain or loss from investments on securities sold short.

Reverse Repurchase Agreements

The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of December 31, 2015, the face values of open reverse repurchase agreements for Multi-Manager Fund and Multi-Strategy Fund were $141,912,000 and $195,334,000, respectively.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

Securities Lending

The Funds may lend securities, through their agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to each Fund on the next Business Day. The initial collateral received by each Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that each Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investment in securities. Income from securities lending is included in investment income. As of December 31, 2015, the market value of securities loaned for Multi-Manager Fund and Multi-Strategy Fund amounted to $28,694,295 and $80,059,217, respectively, and each Fund had received cash collateral of $30,100,092 and $83,334,565, respectively. The market value of securities on loan are classified as common stock, corporate and convertible bonds and notes in each Fund’s Consolidated Schedule of Investments. All of the security lending agreements are continuous.

The securities lending agreement entered into by each Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Funds can reinvest cash collateral.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

4. Derivative Financial Instruments

In the normal course of business, the Funds enter into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Funds or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g. inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Funds use derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts

The Funds may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forward foreign currency exchange contracts, are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, each Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Funds, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. Each Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Funds may enter into futures contracts to maintain investment exposure to a target asset class or to enhance return. The Funds may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. A Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Funds purchase and write call and put options. An option contract purchased by a Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by a Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by a Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Funds may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. A Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Funds may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of a Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2015 (Unaudited)

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Funds may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between a Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Funds as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by a Fund as collateral for swaps are identified in the Consolidated Schedule of Investments.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Funds may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. A Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Funds may enter into total return swap agreements to obtain exposure to a security, index or market without owning such security or investing directly in that security, index or market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Credit Default Swaps: The Funds may enter into OTC credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities.

In an OTC credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2015 (Unaudited)

but may include bankruptcy, failure to pay, restructurings and obligation acceleration. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed after the Funds’ Consolidated Schedule of Investments.

5. Fair Value Measurements

The following table presents information about the classification of each Fund’s investments measured at fair value within the fair value hierarchy as of December 31, 2015.

Multi-Manager Fund

Assets:	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments in Securities:
Investment in Investee Funds	$—	$—	$—	$42,550,597	$42,550,597
Common Stock	444,441,348	59,498,623	—	—	503,939,971
Asset-Backed Securities	—	127,995,906	—	—	127,995,906
Convertible Bonds	—	7,158,012	—	—	7,158,012
Bank Loans	—	11,385,469	1,815,487	—	13,200,956
Corporate Bonds & Notes	—	74,284,273	—	—	74,284,273
Sovereign Debt	—	48,784,027	—	—	48,784,027
Mortgage-Backed Securities	—	305,244,394	11,948,850	—	317,193,244
U.S. Government Sponsored Agency Securities	—	21,943,050	—	—	21,943,050
United States Treasury Obligations	—	15,994,466		—	15,994,466
Exchange-Traded Funds	37,853,529	—	—	—	37,853,529
Purchased Options	1,503,059	1,454,097	—	—	2,957,156
Short Term Investment-Money Market Fund	141,150,824	—	—	—	141,150,824
Total Investments in Securities	$624,948,760	$673,742,317	$13,764,337	$42,550,597	$1,355,006,011
Forward Foreign Currency Exchange Contracts	—	2,236,858	—	—	2,236,858
Futures Contracts	6,285,315	—	—	—	6,285,315
Centrally Cleared Credit Default Swaps	—	1,392,614	—	—	1,392,614
OTC Total Return Swaps	—	8,671,276	—	—	8,671,276
Centrally Cleared Interest Rate Swaps	—	466,218	—	—	466,218
Total Assets	$631,234,075	$686,509,283	$13,764,337	$42,550,597	$1,374,058,292

Liabilities:	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Securities Sold Short	$374,454,699	$3,937,116	$—	$—	$378,391,815
Options Written	160,638	294,160	—	—	454,798
Reverse Repurchase Agreements	—	142,362,942	—	—	142,362,942
Securities Lending Collateral Payable	—	30,100,092	—	—	30,100,092
Forward Foreign Currency Exchange Contracts	—	2,565,931	—	—	2,565,931
Futures Contracts	5,661,686	—	—	—	5,661,686
Centrally Cleared Credit Default Swaps	—	7,577	—	—	7,577
OTC Credit Default Swaps	—	1,045,987	—	—	1,045,987
OTC Total Return Swaps	—	7,533,409	—	—	7,533,409
Centrally Cleared Interest Rate Swaps	—	461,210	—	—	461,210
Total Liabilities	$380,277,023	$188,308,424	$—	$—	$568,585,447

As a result of an amendment to fair value guidance, investments that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2015 (Unaudited)

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. There were no transfers for the Fund for the period ended December 31, 2015.

The changes in investments measured at fair value for which the Multi-Manager Fund used Level 3 inputs to determine fair value are as follows:

Multi-Manager Fund

Assets: Investment in Securities	Bank Loans	Mortgage- Backed Securities	Total
Balance as of March 31, 2015	$—	$11,930,962	$11,930,962
Transfers In	—	—	—
Transfers Out	—	—	—
Purchases	1,877,127	—	1,877,127
Sales	—	—	—
Amortization	429	25,373	25,802
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation	(62,069)	(7,485)	(69,554)

Balance as of December 31, 2015	$1,815,487	$11,948,850	$13,764,337

Net change in unrealized appreciation related to investments still held as of December 31, 2015	$(62,069)	$(7,485)	$(69,554)

The following table summarizes the quantitative inputs and assumptions used for investments in securities classified within Level 3 of the fair value hierarchy as of December 31, 2015.

Assets	Fair Value at December 31, 2015	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Mortgage-Backed Securities	$11,948,850	Discounted Cash Flow	Discount Rate	9.95%
			Revenue CAGR*	2.96%
			Exit Cap Rate	8.21%
Bank Loans	1,815,487	Broker-dealer Quotations	Indicative Bid	N/A

Total Investments in Securities	$13,764,337

*	Compound Annual Growth Rate

Multi-Strategy Fund

Assets:	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments in Securities:
Investment in Investee Funds	$—	$—	$—	$118,672,287	$118,672,287
Common Stock	1,229,626,600	182,152,783	—	—	1,411,779,383
Asset-Backed Securities	—	359,444,373	—	—	359,444,373
Convertible Bonds	—	22,108,463	—	—	22,108,463
Bank Loans	—	470,133	564,844	—	1,034,977
Corporate Bonds & Notes	—	132,745,697	—	—	132,745,697
Sovereign Debt	—	137,421,728	—	—	137,421,728
Mortgage-Backed Securities	—	686,693,540	19,113,150	—	705,806,690
U.S. Government Sponsored Agency Securities	—	25,365,205	—	—	25,365,205

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2015 (Unaudited)

Assets:	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
United States Treasury Obligations	—	45,559,994		—	45,559,994
Exchange-Traded Funds	125,022,074	—	—	—	125,022,074
Purchased Options	4,746,844	3,896,566	—	—	8,643,410
Short Term Investment-Money Market Fund	863,592,856	—	—	—	863,592,856
Total Investments in Securities	$2,222,988,374	$1,595,858,482	$19,677,994	$118,672,287	$3,957,197,137
Forward Foreign Currency Exchange Contracts	—	6,352,416	—	—	6,352,416
Futures Contracts	15,595,658	—	—	—	15,595,658
Centrally Cleared Credit Default Swaps	—	3,737,985	—	—	3,737,985
OTC Total Return Swaps	—	21,072,465	—	—	21,072,465
Centrally Cleared Interest Rate Swaps	—	341,315	—	—	341,315
Total Assets	$2,238,584,032	$1,627,362,663	$19,677,994	$118,672,287	$4,004,296,976

Liabilities:	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Securities Sold Short	$1,041,219,996	$9,091,122	$—	$—	$1,050,311,118
Options Written	426,922	789,425	—	—	1,216,347
Reverse Repurchase Agreements	—	195,936,652	—	—	195,936,652
Securities Lending Collateral Payable	—	83,334,565	—	—	83,334,565
Forward Foreign Currency Exchange Contracts	—	7,121,009	—	—	7,121,009
Futures Contracts	16,368,135	—	—	—	16,368,135
Centrally Cleared Credit Default Swaps	—	208,909	—	—	208,909
OTC Credit Default Swaps	—	3,887,587	—	—	3,887,587
OTC Total Return Swaps	—	14,878,507	—	—	14,878,507
Centrally Cleared Interest Rate Swaps	—	760,427	—	—	760,427
Total Liabilities	$1,058,015,053	$316,008,203	$—	$—	$1,374,023,256

As a result of an amendment to fair value guidance, investments that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. There were no transfers for the Fund for the period ended December 31, 2015.

The changes in investments measured at fair value for which the Multi-Strategy Fund used Level 3 inputs to determine fair value are as follows:

Multi-Strategy Fund

Assets: Investment in Securities	Bank Loans	Mortgage- Backed Securities	Total
Balance as of March 31, 2015	$—	$19,084,537	$19,084,537
Transfers In	—	—	—
Transfers Out	—	—	—
Purchases	594,244	—	594,244
Sales	—	—	—
Amortization	205	40,587	40,792
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation	(29,605)	(11,974)	(41,579)

Balance as of December 31, 2015	$564,844	$19,113,150	$19,677,994

Net change in unrealized appreciation related to investments still held as of December 31, 2015	$(29,605)	$(11,974)	$(41,579)

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2015 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used for investments in securities classified within Level 3 of the fair value hierarchy as of December 31, 2015.

Assets	Fair Value at December 31, 2015	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Mortgage-Backed Securities	$19,113,150	Discounted Cash Flow	Discount Rate	9.95%
			Revenue CAGR*	2.96%
			Exit Cap Rate	8.21%
Bank Loans	564,844	Broker-dealer Quotations	Indicative Bid	N/A

Total Investments in Securities	$19,677,994

*	Compound Annual Growth Rate

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Alternative Investment Funds

By:	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

February 26, 2016

By:	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

February 26, 2016